UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                          File No.  333-79327

     Pre-Effective Amendment No.                                                                                                 |_|


     Post-Effective Amendment No. 13                                                                                             |X|


                                         (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 9
-------------------------------------------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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                          (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           -------------------------------------------------------------------------



                     PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
-------------------------------------------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        SEPTEMBER 1, 2004

                                                    --------------------------------------------------------------------------------



It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on September 1, 2004 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     INDIVIDUAL SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT
                                         -------------------------------------------------------------------------------------------

                        Nationwide Life Insurance Company
                          Nationwide Variable Account-9

                      Supplement dated September 1, 2004 to
                          Prospectus dated May 1, 2004


--------------------------------------------------------------------------------

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
--------------------------------------------------------------------------------

1. EFFECTIVE SEPTEMBER 20, 2004, THE FOLLOWING INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACTS*:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class III+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class R+

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Templeton Foreign Securities Fund: Class 3+

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT International Value Fund: Class VI+
o    Gartmore GVIT Emerging Markets Fund: Class III+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Global Technology and Communications Fund: Class III+

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Class III+

EFFECTIVE SEPTEMBER 20, 2004, THE FOLLOWING INVESTMENT OPTIONS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004*:

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Utilities Fund: Class III+

JANUS ASPEN SERIES
o    International Growth Portfolio: Service II Shares+

EFFECTIVE SEPTEMBER 20, 2004, THE FOLLOWING INVESTMENT OPTIONS ARE NOT AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS*:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class I

CREDIT SUISSE TRUST
o    Large Cap Value Portfolio

DREYFUS
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP High Income Portfolio: Service Class
o    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Templeton Foreign Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST
o    Dreyfus GVIT International Value Fund: Class II
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Financial Services Fund: Class I
o    Gartmore GVIT Global Health Sciences Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT Global Utilities Fund: Class I
o    Gartmore GVIT Nationwide Leaders Fund: Class I
o    Gartmore GVIT Worldwide Leaders Fund: Class I
o    J.P. Morgan GVIT Balanced Fund: Class I

JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund
o    Worldwide Hard Assets Fund


*Note: The information pertaining to the investment options only applies to the portion of your contract designated to provide for variable annuity payments. Any portion of your contract designated to provide for fixed annuity payments may not be reallocated to a variable investment option under the contract. Please refer to your prospectus.

+These investment options assess a short-term trading fee (see "Short-Term Trading Fees").

2. EFFECTIVE SEPTEMBER 20, 2004, THE "INVESTMENT OPTION ANNUAL EXPENSES" IS AMENDED TO ADD THE FOLLOWING:

   The following investment options assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
o    GVIT - Dreyfus GVIT International Value Fund: Class VI
o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT - Gartmore GVIT Global Financial Services Fund: Class III
o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT - Gartmore GVIT Global Utilities Fund: Class III
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III

3. EFFECTIVE SEPTEMBER 20, 2004, THE 4TH PARAGRAPH OF THE "SHORT-TERM TRADING FEES" PROVISION IS REPLACED WITH THE FOLLOWING:

For a complete list of the investment options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Investment Option Annual Expenses" earlier in this prospectus.

4. EFFECTIVE SEPTEMBER 20, 2004, "APPENDIX A: INVESTMENT OPTIONS" IS AMENDED AS FOLLOWS:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN
SECURITIES FUND: CLASS 2 Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
This investment option is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
This investment option is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This investment option is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This investment option assesses a short-term trading fee (please see "Short-Term
Trading Fees" earlier in this prospectus).

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
Effective September 20, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------



                        NATIONWIDE LIFE INSURANCE COMPANY

    Individual Single Premium Immediate Fixed and Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                   The date of this prospectus is May 1, 2004.

--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004), which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 23. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:

                       Nationwide Life Insurance Company
                       One Nationwide Plaza, RR1-04-F4
                       Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND
ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE
DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the investment options available under the contract.

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II
DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP Overseas Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 2
o    Franklin Small Cap Value Securities Fund: Class 2
o    Templeton Foreign Securities Fund: Class 2
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class I*
o    Dreyfus GVIT International Value Fund: Class II
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Health Sciences Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT U.S. Growth Leaders Fund: Class I
o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I
o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

MFS(R)VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Fasciano Portfolio: Class S

o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Initial Class
o    Oppenheimer High Income Fund/VA: Service Class*
o    Oppenheimer Main Street(R)Fund/VA: Initial Class
o    Oppenheimer Main Street(R)Small Cap Fund/VA: Service Class
PUTNAM VARIABLE TRUST
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
o    U.S. Real Estate Portfolio: Class I


THE FOLLOWING INVESTMENT OPTIONS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o    AllianceBernstein Small Cap Value Portfolio: Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
DREYFUS
o    Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service
     Shares
FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Global Financial Services Fund: Class I
o    Gartmore GVIT Global Utilities Fund: Class I
JANUS ASPEN SERIES
o    Balanced Portfolio: Service Shares
o    Capital Appreciation Portfolio: Service Shares
o    International Growth Portfolio: Service Shares
o Risk-Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid Cap Growth Portfolio: Class I

THE FOLLOWING INVESTMENT OPTIONS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE NOVEMBER 3, 2003:


DREYFUS
o    Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP High Income Portfolio: Service Class*
GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I
o    Gartmore GVIT Nationwide(R)Leaders Fund: Class I
o    Gartmore GVIT Worldwide Leaders Fund: Class I
o    J.P. Morgan GVIT Balanced Fund: Class I
JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Partners Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

THE FOLLOWING INVESTMENT OPTIONS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class
VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Initial Class
o    Worldwide Hard Assets Fund: Initial Class
VAN KAMPEN

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I


THE FOLLOWING INVESTMENT OPTION IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2000:


CREDIT SUISSE TRUST
o    Large Cap Value Portfolio


EFFECTIVE MAY 1, 2004, THE FOLLOWING INVESTMENT OPTIONS ARE NOT AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

PUTNAM VARIABLE TRUST
o    Putnam VT International Equity Fund: Class IB
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Emerging Markets Debt Portfolio: Class I


*These investment options may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the investment options of the Nationwide Variable Account-9 ("variable account") may be allocated for the purchase of fixed annuity payments (see "Appendix B").

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account value prior to the income start date.

ANNUAL BENEFIT LEVELING- The adjustment to variable annuity payments to make payments made during the following 12 months equal in amount.

ANNUITY INCOME UNIT- An accounting unit of measure used to calculate the variable annuity payments after the first payment.

ASSUMED INVESTMENT RETURN- The net investment return required to maintain level variable annuity payments. The selected assumed investment return is used in calculating the initial variable annuity payment.

ASSUMED INVESTMENT RETURN FACTOR- The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the contract owner and permitted under the contract.

COMMUTATION VALUE- The value of future annuity payments that are converted (commuted) into a lump sum. The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.

CONTRACT VALUE- The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.


FIXED ANNUITY PAYMENT(S)- Annuity payments that are guaranteed by Nationwide as to dollar amount.


GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INCOME OPTION- The type of annuity payments chosen by the contract owner.

INCOME START DATE- The date annuity payments actually commence.

INDIVIDUAL RETIREMENT ANNUITY- An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).



INVESTMENT OPTION(S)- The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account. The performance of selected investment options determines the value of variable annuity payments after the first payment.

NATIONWIDE- Nationwide Life Insurance Company.

NET ASSET VALUE- The value of one share of an investment option at the end of a market day or at the close of the New York Stock Exchange.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

ROTH IRA- An annuity described in Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Separate and distinct divisions of the variable account. Each sub-account corresponds to a specific investment option upon which investment performance is based.

TAX SHELTERED ANNUITY- An annuity described in Section 403(b) of the Internal Revenue Code.

VALUATION DATE- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of investment option shares such the current net asset value of accumulation units or annuity income units might be materially affected.

VALUATION PERIOD- The period of time beginning at the close of a valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-9, which is a separate account of Nationwide. The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

VARIABLE ACCOUNT VALUE- The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

VARIABLE ANNUITY PAYMENT(S)- Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
CONTRACT EXPENSES.............................................
INVESTMENT OPTION ANNUAL EXPENSES.............................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Investment Options

THE CONTRACT IN GENERAL
     Distribution, Promotional and Sales Expenses
     Investment Options
     Profitability

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
ADDITIONAL CONTRACT CHARGE....................................
     Enhanced Death Benefit Charge
PARTIES WITH INTERESTS IN THE CONTRACT........................
     Contract Owner
     Joint Owner
     Annuitant and Joint Annuitant
     Payee
     Beneficiary and Contingent Beneficiary
OWNERSHIP RIGHTS..............................................
     Ownership Rights at the Time of Application
     Ownership Rights Between the Date of Issue and the
        Income Start Date
     Ownership Rights Between the Income Start Date and Prior
        to the Annuitant's Death Changes
OPERATION OF THE CONTRACT.....................................
     Purchase Payment
     Allocation of the Purchase Payment
     Pricing
     Transfers between Variable Annuity Payments and Fixed
        Annuity Payments
     Transfer Restrictions
     Sub-Account Transfers
RIGHT TO EXAMINE AND CANCEL...................................

WITHDRAWALS (REDEMPTIONS).....................................
     Withdrawals Before the Income Start Date
     Withdrawals On or After the Income Start Date
     Partial Withdrawals (Partial Redemptions)
     Full Withdrawals (Full Redemptions)
     Restrictions on Withdrawals from a Tax Sheltered Annuity
ASSIGNMENT....................................................
ANNUITY PAYMENTS..............................................
     Income Start Date
     Frequency and Amount of Annuity Payments
     Form of Annuity Payment
     Fixed Annuity Payments
     Variable Annuity Payments
     Annual Benefit Leveling
INCOME OPTIONS................................................
     Single Life
     Single Life with Term Certain
     Single Life with Cash Refund
     Joint and Last Survivor
     Joint and 100% Last Survivor with Term Certain
     Joint and 100% Last Survivor with Cash Refund
     Joint and 50% Survivor
     Term Certain
     Term Certain with Enhanced Death Benefit
     Lump Sum Death Benefit Option
     Continuation of Payments Death Benefit Option
     Any Other Option
DEATH BEFORE THE INCOME START DATE............................
     Death of Contract Owner
     Death of Annuitant
DEATH ON OR AFTER THE INCOME START DATE.......................
     Death of Contract Owner
     Death of Annuitant
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING...................................................

     Money Market Yields
     Historical Performance of the Sub-Accounts

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..............................................

APPENDIX A: INVESTMENT OPTIONS................................
APPENDIX B: FIXED ANNUITY PAYMENTS............................
APPENDIX C: ILLUSTRATION OF VARIABLE ANNUITY INCOME...........
APPENDIX D: CONDENSED FINANCIAL INFORMATION...................
APPENDIX E: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments withdrawn)......................      6%   1
MAXIMUM VARIABLE TO FIXED TRANSFER PROCESSING FEE (per variable to fixed transfer)......................................   lesser of
                                                                                                                   $25 or 2% of the
                                                                                                               amount transferred  2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................      5%   3

----------------------------------------------------------------------------------------------------------------------------- ------

MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................      1%

----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including investment option fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
----------------------------------------------------------------------------------------------------------------------------- ------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 4
     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.25%
     ENHANCED DEATH BENEFIT OPTION (only available for contracts issued prior to May 1, 2002) 5..........................     0.20%
     Total Variable Account Charges (including this option)..............................................................     1.45%
----------------------------------------------------------------------------------------------------------------------------- ------

INVESTMENT OPTION ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the investment options periodically during the life of the contract. More detail concerning each investment option's fees and expenses is contained in the prospectus for each investment option.


-------------------------------------------------------------------------------------------------------- --------------- -----------
Total Annual Investment Option Operating Expenses                                                           Minimum         Maximum
-------------------------------------------------------------------------------------------------------- --------------- -----------
(expenses that are deducted from investment option assets, including management fees, distribution           0.27%           4.56%
(12b-1) fees, and other expenses, as a percentage of average investment option assets)
-------------------------------------------------------------------------------------------------------- --------------- -----------


The minimum and maximum investment option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some investment options. Therefore, actual expenses could be lower. Refer to the investment option prospectuses for specific expense information.

-----------

1 Range of CDSC over time:

---------------------------------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ------------
NUMBER OF COMPLETED YEARS FROM
DATE OF ISSUE                          0          1           2          3          4          5          6      Thereafter
---------------------------------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ------------
---------------------------------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ------------
CDSC PERCENTAGE                       6%          6%         5%         5%         4%         3%         2%          0%
---------------------------------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ------------


(For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.) A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options. Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002). The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

2 Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee. If assessed, the fee will be deducted from the amount transferred.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 These charges apply only to sub-account allocations. They are charged on a daily basis at the annualized rate noted above.

5 The Enhanced Death Benefit charge is assessed only if the contract owner elects the Term Certain with Enhanced Death Benefit income option which is only available for contracts issued prior to May 1, 2002.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:
o    Individual Retirement Annuities ("IRAs");
o    Non-Qualified Contracts;
o    Roth IRAs; or
o    Tax Sheltered Annuities.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix E.


PURCHASE PAYMENTS

The minimum single purchase payment is $35,000. No additional purchase payments will be accepted or permitted.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

If the contract owner elected the Term Certain with Enhanced Death Benefit income option (only available for contracts issued prior to May 1, 2002), Nationwide will deduct an additional amount equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for increased mortality expenses associated with the enhanced death benefit.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

ANNUITY PAYMENTS


Annuity payments begin on the income start date and will be based on the income option chosen at the time of application (see "Income Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


TAXATION


The tax treatment of the contracts depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix E and "Premium Taxes").

TEN-DAY FREE LOOK


Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts as required by law (see "Right to Examine and Cancel").



FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION


The value of an annuity income unit is determined on the basis of changes in the per share value of an investment option and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Determining Variable Account Value - Valuing an Annuity Income Unit"). Please refer to Appendix D for information regarding each class of annuity income units.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments. For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The variable account is divided into sub-accounts, each corresponding to a single investment option. Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. Each investment option's prospectus contains more detailed information about that investment option. Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives. However, the investment options are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account. The performance of the investment options could differ substantially from that of any publicly traded funds.


The particular investment options available under the contract may change from time to time. Specifically, investment options or investment option share classes that are currently available may be removed or closed off to future investment. New investment options or new share classes of currently available investment options may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the investment options listed below are available in every state.

In the future, additional investment options managed by certain financial institutions or brokerage firms (or their affiliates) may be added to the variable account. These additional investment options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.


Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 60 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current investment option are no longer available for investment; or

2) further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.


THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later contract years as they are in early contract years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

INVESTMENT OPTIONS

The investment options incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the investment option each day. Thus, from the investment option's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the investment option is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the investment options by providing contract owners with access to the sub-accounts that correspond to the investment options.

The investment options understand and acknowledge the value of these services provided by Nationwide. Accordingly, the investment options pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an investment option's 12b-1 plan, in which case they are deducted from investment option assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the investment option's adviser (or its affiliates), in which case payments are typically derived from assets outside of the investment option assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the investment option.

Nationwide took into consideration the anticipated payments from investment options when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those investment options that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payment upon deposit into the contract. However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal. The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

------------------------------ --------------------------
  NUMBER OF COMPLETED YEARS         CDSC PERCENTAGE
     FROM DATE OF ISSUE
------------------------------ --------------------------
              0                           6%*
------------------------------ --------------------------
              1                           6%
------------------------------ --------------------------
              2                           5%
------------------------------ --------------------------
              3                           5%
------------------------------ --------------------------
              4                           4%
------------------------------ --------------------------
              5                           3%
------------------------------ --------------------------
              6                           2%
------------------------------ --------------------------
         Thereafter                       0%
------------------------------ --------------------------


*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.


The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.


Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in Appendix E).


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is issued;

2)   the time the contract is surrendered;

3)   annuitization; or

4)   such earlier date as Nationwide becomes subject to premium taxes.



SHORT-TERM TRADING FEES

Some investment options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the investment option (and contract owners with interests allocated in the investment option) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any investment option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to investment options that charge such fees (see the investment option prospectus). Any short-term trading fees paid are retained by the investment option, not by Nationwide, and are part of the investment option's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular investment option. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the investment options offered under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the investment option will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the investment option; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o    the redemption of annuity income units to make annuity payments;

o the redemption of annuity income units to pay death benefits, if applicable;

o withdrawals from the contract (as permitted under the income option selected); or

o variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available investment options may be added to the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, sub-account transfers to the investment options in question may be limited to the new share class.

ADDITIONAL CONTRACT CHARGE

ENHANCED DEATH BENEFIT CHARGE

If the contract owner elected the Term Certain with Enhanced Death Benefit income option, which is only available for contracts issued prior to May 1, 2002, Nationwide will deduct an additional amount equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge is in addition to the variable account charges of 1.25% assessed against every contract. The Enhanced Death Benefit Charge reimburses Nationwide for increased mortality expenses associated with the Enhanced Death Benefit.


PARTIES WITH INTERESTS IN THE CONTRACT

CONTRACT OWNER

The contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

JOINT OWNER

Joint owners each own an undivided interest in the contract. Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners. A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a contract owner who IS NOT the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who IS the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

ANNUITANT AND JOINT ANNUITANT

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age. Once designated, the annuitant and joint annuitant, if applicable, cannot be changed. Joint annuitants can be named only if permitted under the elected income option.

PAYEE

The payee is the person designated, at the time of application, by the contract owner to receive annuity payments. If no payee is designated at the time of application, the payee will be the annuitant.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date. The contract owner can name more than one beneficiary. The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the annuitant (and the joint annuitant, if any), the beneficiary's rights will vest in the contingent beneficiary. Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if any), all beneficiary rights will vest with the contract owner or the last surviving contract owner's estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

OWNERSHIP RIGHTS

OWNERSHIP RIGHTS AT THE TIME OF APPLICATION

At the time of application, the contract owner designates/elects:

1)   an annuitant, and if applicable, a joint annuitant;

2)   a payee to whom annuity payments will be made;

3) the frequency of payments, income option, assumed investment return (if applicable), and income start date;

4)   a beneficiary, and if applicable, a contingent beneficiary;

5) the portion of the purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

6)   the allocation among investment options, if applicable; and

7)   any optional benefits that may be provided under the elected income option.

Once elected, the income option cannot be changed.

OWNERSHIP RIGHTS BETWEEN THE DATE OF ISSUE AND THE INCOME START DATE

Between the date of issue and the income start date, the contract owner has the right to:

1)   cancel the contract during the free look period;

2)   change the beneficiary and/or the contingent beneficiary;

3)   change allocations among investment options;

4) request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments. Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5) elect to take a partial or full withdrawal, if permitted under the income option selected and subject to any restrictions described in this prospectus; and


6) elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

OWNERSHIP RIGHTS BETWEEN THE INCOME START DATE AND PRIOR TO THE ANNUITANT'S
DEATH

After the income start date and prior to the annuitant's death, the contract owner has the right to:

1)   change the beneficiary and/or the contingent beneficiary;

2)   change allocations among investment options;

3) request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments. Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4) elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

5)   elect or discontinue Annual Benefit Leveling.

CHANGES

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording. Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change. Changes to Annual Benefit Leveling will take effect on the next anniversary of the income start date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable. Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

OPERATION OF THE CONTRACT

PURCHASE PAYMENT

The minimum single purchase payment must be at least $35,000. No additional purchase payments will be accepted or permitted. However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the income start date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $2,000,000 for single life income options or term certain income options, and $3,000,000 for joint life income options without Nationwide's prior consent.



ALLOCATION OF THE PURCHASE PAYMENT

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both. Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner. Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date. Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.

PRICING

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

The purchase payment will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price the purchase payment if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

TRANSFERS BETWEEN VARIABLE ANNUITY PAYMENTS AND FIXED ANNUITY PAYMENTS

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to provide variable annuity payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide variable annuity payments may be transferred to provide fixed annuity payments. This type of transfer, referred to as a "variable to fixed transfer," is irrevocable. Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide fixed annuity payments for the duration of the contract. The amount transferred cannot be transferred back to provide variable annuity payments.


Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers. However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred. The fee will be deducted from the amount transferred.


Each variable to fixed transfer request is subject to the following terms and conditions:

o variable to fixed transfers are not permitted prior to the end of the free look period;

o the annuitant and joint annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

o the minimum variable to fixed transfer amount is the lesser of $10,000 or the total variable account value;

o after the variable to fixed transfer, the variable account value must be at least $2,000 (as of the date of the transfer). If a requested transfer would result in a variable account value of less than $2,000, Nationwide will attempt to contact the contract owner to obtain revised instructions relating to the transfer. The contract owner may elect to:

     >>   cancel the transaction;

     >> decrease the amount of the variable to fixed transfer so that the variable account value will be $2,000 or more; or

     >> transfer all variable account value to provide for fixed annuity payments.

o    variable to fixed transfers are not permitted if:

     >> the contract owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) income option; or

     >> the contract owner elected a Term Certain income option there are fewer than 5 years remaining in the term certain period;

o Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

o Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

     >> the contract owner elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option; and

     >> the contract owner has taken a withdrawal from the contract, as permitted by the income option elected; \

o annuity payments resulting from variable to fixed transfers will be of the same frequency as existing fixed annuity payments; and

o variable to fixed transfer requests must be submitted in writing and must be signed by the contract owner(s).

Variable to fixed transfers will be taken proportionately from each sub-account based on current allocations. Variable to fixed transfers do not count as a transfer event.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of fixed annuity payments), which will be calculated as of the date of the transfer. Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same income option that was elected at the time of application. The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined. The purchase rates may be more or less favorable at the time each fixed annuity segment is determined. Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.


When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a sub-account transfer or a withdrawal), the variable to fixed transfer will be processed last. This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.


The fixed annuity payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the contract owner has elected Annual Benefit Leveling. If Annual Benefit Leveling is in effect, the fixed annuity payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next income start date anniversary.


Some state jurisdictions do not permit contract owners to take withdrawals from the fixed annuity payment portion of the contract. In these state jurisdictions, if the contract owner elected an income option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of commutation value that the contract owner can withdraw.

TRANSFER RESTRICTIONS


Neither the contracts described in this prospectus nor the investment options are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the investment option;

o investment option managers taking actions that negatively impact performance (keeping a larger portion of the investment option assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some investment options may assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the investment option. Redemption fees compensate the investment option for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.




In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.


SUB-ACCOUNT TRANSFERS

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the investment options.

A contract owner is permitted 20 "transfer events" each calendar year without restriction. A "transfer event" is any valuation date on which allocations are moved between investment options, regardless of the quantity of reallocations. For example, if a contract owner moves variable account value between 20 sub-accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail. Nationwide will reset the transfer limit each January 1st. The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Sub-Account Transfer Requests

Nationwide will accept sub-account transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege at any time upon written notice to contract owners.

RIGHT TO EXAMINE AND CANCEL

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of the purchase payment. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

WITHDRAWALS (REDEMPTIONS)

The contract owner may take a withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit. If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract. Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn from the sub-accounts to the contract owner within 7 days of receipt of a proper request and instructions satisfactory to Nationwide.

Nationwide reserves the right to delay payment of a withdrawal from the fixed annuity payment portion of the contract for up to 6 months from the date of the withdrawal request.

WITHDRAWALS BEFORE THE INCOME START DATE

If the income option elected so permits, a contract owner may take a withdrawal after the free look period and before the income start date. The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC will apply.

WITHDRAWALS ON OR AFTER THE INCOME START DATE

If the income option elected so permits, a contract owner may take a withdrawal on or after the income start date. The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes. However, this general rule does not apply to a complete withdrawal or redemption of a contract - a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract. Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income. The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts. The contract owner should review these tax documents and consult with a tax adviser prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period. This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1) the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

2) the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

     The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn. Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

PARTIAL WITHDRAWALS (PARTIAL REDEMPTIONS)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments. If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments. If the contract owner elects a partial withdrawal of variable annuity payments, for the remainder of the term certain period, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis.


If Annual Benefit Leveling is in effect, no portion of the contract designated to make variable annuity payments for the remainder of the contract year may be withdrawn.


The minimum partial withdrawal amount is $2,000. Other minimum amounts may apply in some states. In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the commutation value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value remaining after the contract owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a contract owner who has elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option takes a partial withdrawal from the contract.

FULL WITHDRAWALS (FULL REDEMPTIONS)


A full withdrawal is only permitted under the following income options: Term Certain and Term Certain with Enhanced Death Benefit. The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract. The commutation value will reflect variable account charges, investment option charges, the investment performance of the investment options, prior redemptions, and annuity payments. A CDSC may apply. Upon full withdrawal, the contract is terminated.


RESTRICTIONS ON WITHDRAWALS FROM A TAX SHELTERED ANNUITY

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1) when the contract owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)   in the case of hardship (as defined for purposes of Internal Revenue Code
     Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3) all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned.

ANNUITY PAYMENTS

INCOME START DATE

The income start date is the date chosen by the contract owner as the date for annuity payments to begin. The income start date must be no earlier than the day after the end of the free look period and no later than one year after the date of issue. In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the income option and frequency selected. Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


FORM OF ANNUITY PAYMENT

The contract owner may elect to receive annuity payments by electronic funds transfer or by check. If the contract owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer. The contract owner may change the form of payment at any time by notifying Nationwide in writing.


For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check. No such charge will be assessed to contracts issued prior to May 1, 2004. The check fee compensates Nationwide for expenses related to processing and mailing checks. The fee will be deducted from each annuity payment check issued.


FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant). See Appendix B.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the investment options selected.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. That is, if the net investment performance of each sub-account in which the contract owner invests exactly equals the assumed investment return for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to the assumed investment return for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.


At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%. This percentage cannot be changed after contract issuance. Refer to Appendix C for more information on selecting an assumed investment return percentage. One or more of the above assumed investment return percentages might not be available in all states. Please refer to your contract for specific information.


Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of the purchase payment allocated to provide variable annuity payments;

o    the variable account value on the income start date;

o    the age and sex of the annuitant (and joint annuitant, if any);

o    the income option elected;

o    the frequency of annuity payments elected;

o    the income start date;

o the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date. This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.

The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

1) if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

2) if the contract owner takes a withdrawal, as permitted under the income option elected;

3) if the contract owner transfers value from one investment option to another; or

4)   if the contract owner makes a variable to fixed transfer.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation date for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

1) multiplying the annuity income unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period; and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment return factor year built into the purchase rate basis for variable payment annuities. The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:


(a)  is the sum of:

     1) the net asset value of the investment option as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the investment option (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.25% (1.45% if the income option with an Enhanced Death Benefit has been chosen) of the daily net assets of the variable account.

Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

ANNUAL BENEFIT LEVELING

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated. These annuity income units will be redeemed from the sub-accounts and the redemption proceeds are immediately transferred to Nationwide's general account. The Annual Benefit Leveling interest rate in effect on the income start date or income start date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof. In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary. If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling. If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.


INCOME OPTIONS

Contract owners must elect an income option. This election is made at the time of application and is irrevocable.

The income options available are:
o    Single Life;
o    Single Life with Term Certain;
o    Single Life with Cash Refund;
o    Joint and Last Survivor;
o    Joint and 100% Last Survivor with Term Certain;
o    Joint and 100% Last Survivor with Cash Refund;
o    Joint and 50% Survivor;
o    Term Certain; and
o Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the income options is discussed more thoroughly below.

SINGLE LIFE

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.


Payments will cease with the last payment before the annuitant's death. Any contract value not paid as of the date of the annuitant's death will be forfeited. No death benefit will be paid.


No withdrawals other than the scheduled annuity payments are permitted.

SINGLE LIFE WITH TERM CERTAIN

The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant's lifetime or for the term certain period selected by the contract owner on the application, whichever is longer.


During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments. If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision. If, at the end of the term certain period, the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken. However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner. Withdrawals may be subject to a CDSC.

If the annuitant dies during this term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.



SINGLE LIFE WITH CASH REFUND

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before receiving aggregate annuity payments at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

JOINT AND LAST SURVIVOR

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor. Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.


Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited. No death benefit will be paid.


No withdrawals other than the scheduled annuity payments are permitted.

JOINT AND 100% LAST SURVIVOR WITH TERM CERTAIN

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant or for the term certain period selected by the contract owner on the application, whichever is longer. After the death of either the annuitant or joint annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period. If either annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.


During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments. If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision. If, at the end of the term certain period, one (or both) of the annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken. However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner. Withdrawals may be subject to a CDSC.

If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.


JOINT AND 100% LAST SURVIVOR WITH CASH REFUND

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments have been made that are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

JOINT AND 50% SURVIVOR

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant. If the joint annuitant dies before the annuitant, the 50% reduction does not apply.


Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant. Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited. No death benefit will be paid.


No withdrawals other than the scheduled annuity payments are permitted.

TERM CERTAIN

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application. Nationwide reserves the right to limit the availability of some term certain durations.

The contract owner may elect at any time prior to the annuitant's death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments, at an adjusted level, for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

TERM CERTAIN WITH ENHANCED DEATH BENEFIT (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2002)

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.

The contract owner may elect at any time prior to the annuitant's death to withdraw all or part of the value of the contract. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

Because of the enhanced death benefit associated with this income option, Nationwide will assess an additional charge which are equal to annualized rate of 0.20% to the variable account charges which are equal to an annualized rate of 1.25% of the daily net assets of the variable account for a total of variable account charges equal to an annualized rate of 1.45%.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

Lump Sum Death Benefit Option


If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any fixed annuity payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any variable annuity payments remaining in the term certain period. This amount will be the greater of (1) or (2) where:

(1) is the commutation value of the variable annuity payments remaining in the term certain period;and

(2) is the commutation value of the variable annuity payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the annuitant's attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant's death).

The commutation values will be calculated using the assumed investment return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining variable annuity payments will be comprised of two components:

(a) The non-leveled variable annuity payment component, which will equal the commutation value of the variable annuity payments remaining in the term certain period after the next income start date anniversary (which do not include leveled payments); and

(b) The leveled variable annuity payment component, which will equal the commutation value of the remaining leveled variable annuity payments scheduled to be paid until the next income start date anniversary. The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.


Continuation of Payments Death Benefit Option


If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive fixed annuity payments at the same level as prior to the annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive variable annuity payments for the remainder of the term certain period, based on a the number of annuity income units that correlates to the greater of (1) or (2) where:

(1)  is the dollar amount of the most recent variable annuity payment; and

(2) is the dollar amount of the highest variable annuity payment the annuitant received under the contract prior to the annuitant's attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant's death).

Nationwide will proportionately adjust the number of annuity income units to equal the number of annuity income units in the greater of (1) or (2) above. At that point, the beneficiary is able to submit transfer requests to reallocate the contract value to other sub-accounts. Each remaining variable annuity payment will reflect the adjusted number of annuity income units and the performance of the sub-accounts in which they are invested.

Note, however, that if Annual Benefit Leveling is in effect at the time of the annuitant's death, the leveled variable annuity payments will continue at the same level until the next income start date anniversary and will not be included in the adjusted variable annuity payments described above.

The beneficiary may withdraw part or all of the remaining death benefit at any time. The amount withdrawn will be the commutation value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the assumed investment return elected by the contract owner.



ANY OTHER OPTION


Income options not set forth in this provision may be available. Both Nationwide and the contract owner must approve any income option not set forth in this provision.

DEATH BEFORE THE INCOME START DATE

DEATH OF CONTRACT OWNER


If a contract owner (including a joint owner) who is not the annuitant dies before the income start date, no death benefit is payable and ownership rights will vest in the surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the annuitant. Subject to the "Required Distributions" provisions in Appendix E, the annuitant will be entitled to receive scheduled annuity payments.


If the contract owner who is also the annuitant dies before the income start date, the terms of the "Death of Annuitant" provision apply.

DEATH OF ANNUITANT

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s). If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.


DEATH ON OR AFTER THE INCOME START DATE

DEATH OF CONTRACT OWNER


If a contract owner (including a joint owner) dies on or after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the annuitant.


DEATH OF ANNUITANT

If the annuitant dies on or after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant's (and joint annuitant's, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum. The availability of any withdrawals allowed by the selected income option will also be suspended for this period. In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended. The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made. No interest will be paid on any payments that were suspended. Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.


STATEMENTS AND REPORTS

Nationwide will mail to contract owners all statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.


There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

MONEY MARKET YIELDS


Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the investment option generates the same level of net income throughout a year.


Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the investment option's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................1
Financial Statements...........................................................2

APPENDIX A: INVESTMENT OPTIONS

The investment options listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each investment option for more detailed information.


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
This investment option is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
This investment option is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
This investment option is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This investment option is only available for contracts issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This investment option is only available for contracts issued before November 3,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
This investment option is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
This investment option is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES

This investment option is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

This investment option is only available for contracts issued before November 3, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS

This investment option is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES
FUND: CLASS I

This investment option is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
This investment option is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
This investment option is only available for contracts issued before November 3,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I

This investment option is only available for contracts issued before November 3,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND:
CLASS I
This investment option is only available for contracts issued before November 3,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I

This investment option is only available for contracts issued before November 3, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
This investment option is only available for contracts issued before November 3,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
This investment option is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
This investment option is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This investment option is only available for contracts issued before November 3, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This investment option is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This investment option is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
This investment option is only available for contracts issued before November 3, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I

This investment option is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
This investment option is only available for contracts issued before November 3, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
This investment option is only available for contracts issued before November 3, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
Effective May 1, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This investment option is only available for contracts issued before November 3, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
This investment option is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This investment option is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
Effective May 1, 2004, this investment option is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This investment option is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: FIXED ANNUITY PAYMENTS

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. This appendix discusses those interests under the contracts that relate to fixed annuity payments.


Interests in fixed annuity payments purchased under the contracts are supported by Nationwide's general account. In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.


FIXED ANNUITY PAYMENT ALLOCATIONS UNDER THE CONTRACT

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide's general account for the purchase of fixed annuity payments. Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.


Amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments. However, subject to certain terms and conditions, contract owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision. The amount originally allocated to provide fixed annuity payments, and each amount subsequent amount allocated to provide fixed annuity payments as a result of one or more variable to fixed transfers, constitute an independent series of fixed annuity payments or "fixed annuity segments."


DETERMINATION OF FIXED ANNUITY PAYMENTS

Fixed annuity payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract. Fixed annuity payments will be reduced if:

o non-annuity payment withdrawals are taken, as permitted under some income options;

o required under the terms of the income option elected. For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%. Other income options may provide for similar reductions in fixed annuity payments.

Fixed annuity payments will be increased if the contract owner makes one or more variable to fixed transfers.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, or if the contract owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

o the amount allocated for the purchase of fixed annuity payments, or, in the case of a variable to fixed transfer, the amount transferred from the variable account to purchase fixed annuity payments;

o the age of the annuitant (and joint annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

o the sex of the annuitant (and joint annuitant, if any) at the time of contract issuance;

o    the income option elected;

o    the frequency of annuity payments elected (monthly, quarterly, etc.);


o the income start date or the date fixed annuity payments begin that are the result of one or more variable to fixed transfers;


o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.


Assets transferred to purchase fixed annuity payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer. This could result in different purchase rates for different fixed annuity payment allocations.


FIXED ANNUITY PAYMENTS AND THE ANNUITY INCOME OPTIONS

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

COMMUTATION VALUE OF FIXED ANNUITY PAYMENTS

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments. The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum. This is commonly referred to as a "present value" calculation. There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments. In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken. (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well - see the following section.)

Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant die prior to the income start date.


The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

                             CMT(c) - CMT(i); where

CMT(c)     = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i)   = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis. These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

CONTINGENT DEFERRED SALES CHARGES (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken. Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations.

                     CDSC PERCENTAGES
------------------------------ --------------------------
  NUMBER OF COMPLETED YEARS         CDSC PERCENTAGE
     FROM DATE OF ISSUE
------------------------------ --------------------------
              0                           6%*
------------------------------ --------------------------
              1                           6%
------------------------------ --------------------------
              2                           5%
------------------------------ --------------------------
              3                           5%
------------------------------ --------------------------
              4                           4%
------------------------------ --------------------------
              5                           3%
------------------------------ --------------------------
              6                           2%
------------------------------ --------------------------
         Thereafter                       0%
------------------------------ --------------------------

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

APPENDIX C:  ILLUSTRATION OF VARIABLE ANNUITY INCOME

The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time. Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen. Variable income will decrease if the annualized net rate of return is less than the AIR. The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR. However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR. The 6.0% AIR may not be available in all states. (Check with your registered representative regarding availability.) The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return. These are hypothetical rates of return. Nationwide does not guarantee that the contract will earn these returns. The charts are for illustrative purposes only. They do not represent past or future investment returns.

A contract owner's variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate. The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner's life span, and the income option chosen. The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses. Actual investment option fees and expenses will vary from year to year and from investment option to investment option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each investment option will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the investment option. The insurance charges are calculated at an annualized rate of 1.25% of the average daily net assets of the variable account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.


                                  ASSUMPTIONS:
                             Annuitant: Male, Age 70
                             Date of Birth: 01/01/30
                        Annuity Purchase Amount: $100,000
             Income Option: Single Life with a 10 Year Term Certain
                           Income Start Date: 01/01/00
                        Variable Annuity Percentage: 100%
                           Payment Frequency: Monthly


                                  [LINE GRAPH]

                         ILLUSTRATED GROSS RETURN 0.00%

       Assumed Gross Return                      0.00%                         0.00%                          0.00%
Assumed (avg) Fund Mgmt Fee                      0.95%                         0.95%                          0.95%
    Variable Account Charge                      1.25%                         1.25%                          1.25%
               Net Return                       -2.19%                        -2.19%                         -2.19%
               AIR                                3.5%                          5.0%                           6.0%

           First                                Monthly                       Monthly                        Monthly
         Payment in                             Payment                       Payment                        Payment
            Year                                Amount                        Amount                         Amount
              1                                   643                           726                            783
              2                                   608                           676                            723
              3                                   574                           630                            667
              4                                   543                           587                            615
              5                                   513                           547                            568
              6                                   485                           509                            524
              7                                   458                           474                            483
              8                                   433                           442                            446
              9                                   409                           412                            412
             10                                   387                           383                            380
             11                                   365                           357                            350
             12                                   345                           333                            323
             13                                   326                           310                            298
             14                                   308                           289                            275
             15                                   291                           269                            254
             16                                   275                           251                            234
             17                                   260                           233                            216
             18                                   246                           217                            200
             19                                   232                           203                            184
             20                                   220                           189                            170
             21                                   208                           176                            157
             22                                   196                           164                            145
             23                                   185                           153                            134
             24                                   175                           142                            123
             25                                   166                           132                            114

                                  [LINE GRAPH]

                         ILLUSTRATED GROSS RETURN 12.00%


       Assumed Gross Return                     12.00%                        12.00%                         12.00%
Assumed (avg) Fund Mgmt Fee                      0.95%                         0.95%                          0.95%
    Variable Account Charge                      1.25%                         1.25%                          1.25%
               Net Return                        9.55%                         9.55%                          9.55%
               AIR                                3.5%                          5.0%                           6.0%

           First                                Monthly                       Monthly                        Monthly
         Payment in                             Payment                       Payment                        Payment
            Year                                Amount                        Amount                         Amount
              1                                   643                           726                            783
              2                                   681                           757                            809
              3                                   720                           790                            836
              4                                   762                           825                            864
              5                                   807                           860                            893
              6                                   854                           898                            923
              7                                   904                           936                            954
              8                                   957                           977                            986
              9                                  1013                          1019                           1019
             10                                  1072                          1063                           1053
             11                                  1135                          1110                           1088
             12                                  1201                          1158                           1125
             13                                  1271                          1208                           1163
             14                                  1346                          1260                           1201
             15                                  1424                          1315                           1242
             16                                  1507                          1372                           1283
             17                                  1596                          1431                           1326
             18                                  1689                          1493                           1371
             19                                  1788                          1558                           1417
             20                                  1892                          1625                           1464
             21                                  2003                          1696                           1513
             22                                  2120                          1769                           1564
             23                                  2244                          1846                           1616
             24                                  2375                          1926                           1670
             25                                  2513                          2009                           1726

                                  [LINE GRAPH]

                         ILLUSTRATED GROSS RETURN 6.00%

       Assumed Gross Return                      6.00%                         6.00%                          6.00%
Assumed (avg) Fund Mgmt Fee                      0.95%                         0.95%                          0.95%
    Variable Account Charge                      1.25%                         1.25%                          1.25%
               Net Return                        3.68%                         3.68%                          3.68%
               AIR                                3.5%                          5.0%                           6.0%

           First                                Monthly                       Monthly                        Monthly
         Payment in                             Payment                       Payment                        Payment
            Year                                Amount                        Amount                         Amount
              1                                   643                           726                            783
              2                                   644                           717                            766
              3                                   645                           708                            749
              4                                   646                           699                            733
              5                                   647                           690                            717
              6                                   649                           682                            701
              7                                   650                           673                            686
              8                                   651                           664                            671
              9                                   652                           656                            656
             10                                   653                           648                            642
             11                                   654                           640                            628
             12                                   655                           632                            614
             13                                   657                           624                            600
             14                                   658                           616                            587
             15                                   659                           608                            574
             16                                   660                           601                            562
             17                                   661                           593                            550
             18                                   662                           586                            538
             19                                   663                           578                            526
             20                                   665                           571                            514
             21                                   666                           564                            503
             22                                   667                           557                            492
             23                                   668                           550                            481
             24                                   669                           543                            471
             25                                   670                           536                            460

APPENDIX D: CONDENSED FINANCIAL INFORMATION

The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

                    NO OPTIONAL BENEFIT ELECTED (TOTAL 1.25%)

   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
AIM Variable Insurance           10.000000          10.663500             6.64%                 0            2003*
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
AIM Variable Insurance           10.000000          10.296349             2.96%                 0            2003*
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
AIM Variable Insurance           10.000000          10.374012             3.74%                 0            2003*
Funds - AIM V.I.
Capital Development
Fund: Series II Shares
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
AllianceBernstein                10.000000          10.660536             6.61%                 0            2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
AllianceBernstein                10.000000          10.689767             6.90%                 0            2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
American Century                  9.213262          11.768787            27.74%                96            2003
Variable Portfolios,             11.571520           9.213262           -20.38%             3,485            2002
Inc. - American Century          12.787029          11.571520            -9.51%             2,356            2001
VP Income & Growth               14.485724          12.787029           -11.73%             1,110            2000
Fund: Class I - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
American Century                  7.977821           9.809129            22.95%                 0            2003
Variable Portfolios,             10.145818           7.977821           -21.37%               618            2002
Inc. - American Century          14.507647          10.145818           -30.07%                 0            2001
VP International Fund:           17.662250          14.507647           -17.86%               899            2000
Class I - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
American Century                  7.971013           9.831340            23.34%               109            2003
Variable Portfolios,             10.000000           7.971013           -20.29%                 0            2002*
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
American Century                 12.623723          16.076066            27.35%             1,213            2003
Variable Portfolios,             14.630021          12.623723           -13.71%             3,076            2002
Inc. - American Century          13.132406          14.630021            11.40%             3,876            2001
VP Value Fund: Class I           11.255628          13.132406            16.67%               246            2000
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
American Century                 10.000000          10.237378             2.37%                 0            2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Credit Suisse Trust -             9.982657          12.338645            23.60%                 0            2003
Large Cap Value                  13.145064           9.982657           -24.06%                 0            2002
Portfolio - Q/NQ                 13.187744          13.145064            -0.32%                 0            2001
                                 12.261224          13.187744             7.56%                 0            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Dreyfus Investment                7.610820          10.355238            36.06%               743            2003
Portfolios - Small Cap           10.000000           7.610820           -23.89%            17,848            2002*
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
The Dreyfus Socially              7.722981           9.609681            24.43%                 0            2003
Responsible Growth               11.006915           7.722981           -29.84%               261            2002
Fund, Inc.: Initial              14.397461          11.006915           -23.55%                 0            2001
Shares - Q/NQ                    16.386683          14.397461           -12.14%                 0            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Dreyfus Stock Index               8.771190          11.118412            26.76%             1,456            2003
Fund, Inc.: Initial              11.440825           8.771190           -23.33%            41,029            2002
Shares - Q/NQ                    13.193664          11.440825           -13.29%             7,028            2001
                                 14.726559          13.193664           -10.41%             2,351            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Dreyfus Variable                  9.707308          11.615394            19.66%                96            2003
Investment Fund                  11.803122           9.707308           -17.76%             1,613            2002
-Appreciation                    13.180436          11.803122           -10.45%             2,042            2001
Portfolio: Initial               13.433832          13.180436            -1.89%                 0            2000
Shares - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Dreyfus Variable                 10.000000          10.336480             3.36%                 0             2003*
Investment Fund
-Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Federated Insurance              10.000000          10.729148             7.29%                 0             2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Federated Insurance              10.000000          10.519530             5.20%                 0             2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Federated Insurance              12.290233          12.700446             3.34%             1,193            2003
Series - Federated               11.386105          12.290233             7.94%             3,950            2002
Quality Bond Fund II:            10.675429          11.386105             6.66%            22,058            2001
Primary Shares - Q/NQ             9.787093          10.675429             9.08%               410            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                10.214304          13.134952            28.59%                 0            2003
Insurance Products Fund          12.462000          10.214304           -18.04%             8,231            2002
- VIP Equity-Income              13.297371          12.462000            -6.28%             4,899            2001
Portfolio: Service               12.432231          13.297371             6.96%             5,641            2000
Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                 8.676036          11.376316            31.12%                 0            2003
Insurance Products Fund          12.587267           8.676036           -31.07%             2,849            2002
- VIP Growth Portfolio:          15.494279          12.587267           -18.76%             6,608            2001
Service Class - Q/NQ             17.641868          15.494279           -12.17%            21,563            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                 7.538157           9.451656            25.38%               384            2003
Insurance Products Fund           7.367024           7.538157             2.32%               653            2002
- VIP High Income                 8.468211           7.367024           -13.00%               230            2001
Portfolio: Service               11.080460           8.468211           -23.58%             1,540            2000
Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                 7.757996          10.971102            41.42%                 0            2003
Insurance Products Fund           9.862700           7.757996           -21.34%                 0            2002
- VIP Overseas                   12.687275           9.862700           -22.26%               436            2001
Portfolio: Service               15.890221          12.687275           -20.16%               346            2000
Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                11.014882          13.961332            26.75%               298            2003
Insurance Products Fund          12.315058          11.014882           -10.56%             2,705            2002
II - VIP II Contrafund(R)        14.231074          12.315058           -13.46%             3,466            2001
Portfolio: Service               15.447579          14.231074            -7.88%            16,651            2000
Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                10.000000          10.132142             1.32%                 0             2003*
Insurance Products Fund
II - VIP II Investment
Grade Bond Portfolio:
Service Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                 6.808058           8.717183            28.04%                 0            2003
Insurance Products Fund           8.829438           6.808058           -22.89%                 0            2002
III - VIP III Growth             10.450878           8.829438           -15.51%                 0            2001
Opportunities                    12.777351          10.450878           -18.21%                 0            2000
Portfolio: Service
Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                10.000000          10.698680             6.99%                 0             2003*
Insurance Products Fund
III - VIP III Mid Cap
Portfolio: Service
Class 2 - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                 7.446470          11.603120            55.82%               690            2003
Insurance Products Fund          10.000000           7.446470           -25.54%                 0             2002*
III - VIP III Value
Strategies Portfolio:
Service Class - Q/NQ

------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Franklin Templeton               10.000000          10.247554             2.48%                 0             2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Franklin Templeton               10.000000          10.679693             6.80%                 0             2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Franklin Templeton               10.000000          10.687308             6.87%                 0             2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Comstock GVIT                7.897653          10.250526            29.79%                 0            2003
Value Fund: Class I -            10.684106           7.897653           -26.08%             1,229            2002
Q/NQ                             12.317063          10.684106           -13.26%                 0            2001
                                 13.954430          12.317063           -11.73%                 0            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Dreyfus GVIT                10.000000          10.919858             9.20%                 0             2003*
International Value
Fund: Class II - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Dreyfus GVIT Mid            13.571367          18.045837            32.97%                 0            2003
Cap Index Fund: Class I          16.226571          13.571367           -16.36%             3,391            2002
- Q/NQ                           16.650563          16.226571            -2.55%             2,951            2001
                                 14.634711          16.650563            13.77%               458            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Federated GVIT              10.221629          12.342012            20.74%                 0            2003
High Income Bond Fund:           10.027593          10.221629             1.94%               241            2002
Class I - Q/NQ                    9.744373          10.027593             2.91%             7,295            2001
                                 10.757403           9.744373            -9.42%             1,338            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                6.807349          11.109704            63.20%                 0            2003
Emerging Markets Fund:            8.132085           6.807349           -16.29%                 0            2002
Class I - Q/NQ                    8.685889           8.132085            -6.38%             1,504            2001
                                 10.000000           8.685889           -13.14%                 0             2000*
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                8.591229          12.000664            39.69%                 0            2003
Global Financial                 10.000000           8.591229           -14.09%                 0             2002*
Services Fund: Class I
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                8.270129          11.163659            34.99%               580            2003
Global Health Sciences           10.000000           8.270129           -17.30%                 0             2002*
Fund: Class I - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                1.917037           2.938715            53.29%                 0            2003
Global Technology and             3.392912           1.917037           -43.50%                 0            2002
Communications Fund:              5.999315           3.392912           -43.45%                 0            2001
Class I - Q/NQ                   10.000000           5.999315           -40.01%                 0             2000*
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                8.611019          10.548585            22.50%                 0            2003
Global Utilities Fund:           10.000000           8.611019           -13.89%                 0             2002*
Class I - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT               12.654152          12.745923             0.73%               134            2003
Government Bond Fund:            11.546116          12.654152             9.60%             3,457            2002
Class I - Q/NQ                   10.902126          11.546116             5.91%            25,716            2001
                                  9.809384          10.902126            11.14%               403            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                4.623680           6.060807            31.08%                 0            2003
Growth Fund: Class I -            6.568981           4.623680           -29.61%                 0            2002
Q/NQ                              9.257262           6.568981           -29.04%                 0            2001
                                 12.759401           9.257262           -27.45%                 0            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                4.869101           6.521138            33.93%                 0            2003
International Growth              6.496891           4.869101           -25.05%             1,209            2002
Fund: Class I - Q/NQ              9.221767           6.496891           -29.55%                 0            2001
                                 10.000000           9.221767            -7.78%                 0             2000*
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                9.933326          10.584735             6.56%                 0            2003
Investor Destinations            10.000000           9.933326            -0.67%             1,953             2002*
Conservative Fund:
Class II - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                9.530058          10.700165            12.28%                 0            2003
Investor Destinations            10.000000           9.530058            -4.70%            35,027             2002*
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                9.033690          10.709575            18.55%                 0            2003
Investor Destinations            10.000000           9.033690            -9.66%                 0             2002*
Moderate Fund: Class II
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                8.586354          10.738253            25.06%            26,123            2003
Investor Destinations            10.000000           8.586354           -14.14%               341             2002*
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                8.234496          10.723013            30.22%                 0            2003
Investor Destinations            10.000000           8.234496           -17.66%                 0             2002*
Aggressive Fund: Class
II - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT Mid            8.131671          11.253065            38.39%               127            2003
Cap Growth Fund: Class           13.074320           8.131671           -37.80%                 0            2002
I - Q/NQ                         18.999657          13.074320           -31.19%                63            2001
                                 22.735718          18.999657           -16.43%                 0            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT               11.222643          11.151696            -0.63%                 0            2003
Money Market Fund:               11.228670          11.222643            -0.05%            21,700            2002
Class I - Q/NQ                   10.976083          11.228670             2.30%            15,295            2001
                                 10.482530          10.976083             4.71%            25,012            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                8.680809          10.930890            25.92%                 0            2003
Nationwide Fund: Class           10.636664           8.680809           -18.39%                 0            2002
I - Q/NQ                         12.216049          10.636664           -12.93%             7,938            2001
                                 12.637807          12.216049            -3.34%             7,132            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                8.381556          10.377980            23.82%                 0            2003
Nationwide Leaders               10.000000           8.381556           -16.18%               355             2002*
Fund: Class I - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT U.S.           8.157293          12.255359            50.24%               575            2003
Growth Leaders Fund:             10.000000           8.157293           -18.43%                 0             2002*
Class I - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                7.291847           9.797330            34.36%                 0            2003
Worldwide Leaders Fund:           9.897097           7.291847           -26.32%                 0            2002
Class I - Q/NQ                   12.345376           9.897097           -19.83%             1,528            2001
                                 14.257588          12.345376           -13.41%               729            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT GVIT Small Cap               9.762003          12.943374            32.59%                54            2003
Growth Fund: Class I -           14.818626           9.762003           -34.12%                 0            2002
Q/NQ                             16.831886          14.818626           -11.96%               609            2001
                                 20.331712          16.831886           -17.21%               162            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT GVIT Small Cap              15.893715          24.618843            54.90%                15            2003
Value Fund: Class I -            22.097595          15.893715           -28.07%               831            2002
Q/NQ                             17.445777          22.097595            26.66%             2,438            2001
                                 15.886176          17.445777             9.82%               912            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT GVIT Small Company          13.820149          19.244942            39.25%                 0            2003
Fund: Class I - Q/NQ             16.928867          13.820149           -18.36%               918            2002
                                 18.376589          16.928867            -7.88%             3,101            2001
                                 17.087592          18.376589             7.54%             9,065            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT J.P. Morgan GVIT             8.695502          10.168075            16.93%               144            2003
Balanced Fund: Class I           10.042076           8.695502           -13.41%               681            2002
- Q/NQ                           10.557899          10.042076            -4.89%             1,951            2001
                                 10.728485          10.557899            -1.59%               851            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Van Kampen GVIT             11.936481          13.215501            10.72%                 0            2003
Multi Sector Bond Fund:          11.274938          11.936481             5.87%             1,657            2002
Class I - Q/NQ                   10.959378          11.274938             2.88%            14,572            2001
                                 10.503468          10.959378             4.34%                 0            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Janus Aspen Series -             10.000000          10.314462             3.14%                 0             2003*
Balanced Portfolio:
Service Shares-Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Janus Aspen Series -              5.216955           6.194175            18.73%                 0            2003
Capital Appreciation              6.283990           5.216955           -16.98%             1,195            2002
Portfolio: Service                8.141323           6.283990           -22.81%             2,245            2001
Shares-Q/NQ                      10.000000           8.141323           -18.59%            17,732             2000*
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Janus Aspen Series -              2.348897           3.397584            44.65%                 0            2003
Global Technology                 4.027049           2.348897           -41.67%                 0            2002
Portfolio: Service                6.506406           4.027049           -38.11%                 0            2001
Shares-Q/NQ                      10.000000           6.506406           -34.94%             2,574             2000*
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Janus Aspen Series -              4.533041           6.022291            32.85%                 0            2003
International Growth              6.183160           4.533041           -26.69%                 0            2002
Portfolio: Service                8.178071           6.183160           -24.39%             4,295            2001
Shares-Q/NQ                      10.000000           8.178071           -18.22%             6,933             2000*
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Janus Aspen Series -             10.000000          12.199437            21.99%                 0             2003*
Risk-Managed Core
Portfolio: Service
Shares-Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
MFS Variable Insurance           10.000000          10.157854             1.58%                 0             2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
MFS Variable Insurance           10.000000          10.751630             7.52%                 0             2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Neuberger Berman AMT             10.000000          10.487525             4.88%                 0             2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Neuberger Berman AMT              9.853218          12.820605            30.12%                 0            2003
Guardian Portfolio -             13.566133           9.853218           -27.37%                 0            2002
Q/NQ                             13.949218          13.566133            -2.75%             1,924            2001
                                 13.966839          13.949218            -0.13%                 0            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Neuberger Berman AMT             10.000000          10.015684             0.16%               105             2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Neuberger Berman AMT              9.878424          12.493396            26.47%                 0            2003
Mid-Cap Growth                   14.157405           9.878424           -30.22%             1,662            2002
Portfolio: Class I -             19.027345          14.157405           -25.59%             2,860            2001
Q/NQ                             20.820318          19.027345            -8.61%             3,860            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Neuberger Berman AMT              8.957418          11.949322            33.40%             1,355            2003
Partners Portfolio -             11.957935           8.957418           -25.09%               226            2002
Q/NQ                             12.462618          11.957935            -4.05%             8,273            2001
                                 12.531553          12.462618            -0.55%                 0            2000
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Neuberger Berman AMT             10.000000          10.552559             5.53%                 0             2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Oppenheimer Variable              9.967175          12.361526            24.02%                 0            2003
Account Funds -                  13.978216           9.967175           -28.69%                 0            2002
Oppenheimer Aggressive           20.596567          13.978216           -32.13%                 0            2001
Growth Fund/VA: Initial          23.496887          20.596567           -12.34%             4,147            2000
Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Oppenheimer Variable             10.957031          14.168379            29.31%                 0            2003
Account Funds -                  15.170607          10.957031           -27.77%               278            2002
Oppenheimer Capital              17.574219          15.170607           -13.68%            13,935            2001
Appreciation Fund/VA:            17.836627          17.574219            -1.47%             4,021            2000
Initial Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Oppenheimer Variable              6.356923           8.978200            41.23%                 0            2003
Account Funds -                   8.267491           6.356923           -23.11%             4,395            2002
Oppenheimer Global                9.518646           8.267491           -13.14%            15,697            2001
Securities Fund/VA:              10.000000           9.518646            -4.81%            16,998             2000*
Initial Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Oppenheimer Variable             10.000000        10.316723               3.17%                 0             2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Oppenheimer Variable              9.355937        11.707682              25.14%             1,370            2003
Account Funds -                  11.667724         9.355937             -19.81%             6,111            2002
Oppenheimer Main Street          13.152642        11.667724             -11.29%             2,341            2001
Fund/VA: Initial Class           14.599387        13.152642              -9.91%            10,114            2000
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Oppenheimer Variable             10.000000        10.302989               3.03%                 0             2003*
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Service Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Putnam Variable Trust -          10.000000        10.658246               6.58%                 0             2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Putnam Variable Trust -          10.000000        10.914377               9.14%                 0             2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Putnam Variable Trust -          10.000000        10.156107               1.56%                 0             2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Strong Opportunity Fund           6.730519         9.106093              35.30%                 0            2003
II, Inc.: Investor                9.313641         6.730519             -27.73%               452            2002
Class - Q/NQ                      9.772739         9.313641              -4.70%             4,371            2001
                                 10.000000         9.772739              -2.27%                 0             2000*
------------------------- --------------------- ------------------ ------------------- ------------------ ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
The Universal                    10.000000        10.129517               1.30%                 0             2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
The Universal                    18.783491        23.717411              26.27%                31            2003
Institutional Funds,             17.415214        18.783491               7.86%               358            2002
Inc. - Emerging Markets          16.018934        17.415214               8.72%               432            2001
Debt Portfolio: Class I          14.562396        16.018934              10.00%                 0            2000
- Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
The Universal                     4.088676         5.723928              39.99%                 0            2003
Institutional Funds,              6.014503         4.088676             -32.02%                 0            2002
Inc. - Mid Cap Growth             8.617166         6.014503             -30.20%               501            2001
Portfolio: Class I -             10.000000         8.617166             -13.83%                 0             2000*
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
The Universal                    13.770483        18.699570              35.79%               203            2003
Institutional Funds,             14.055442        13.770483              -2.03%             2,104            2002
Inc. - U.S. Real Estate          12.959009        14.055442               8.46%             2,011            2001
Portfolio: Class I -             12.466313        12.959009               3.95%             2,013             2000*
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Van Eck Worldwide                12.772187        19.447415              52.26%                 0            2003
Insurance Trust -                13.320519        12.772187              -4.12%                 0            2002
Worldwide Emerging               13.739047        13.320519              -3.05%                 0            2001
Markets Fund: Initial            23.931619        13.739047             -42.59%                 0            2000
Class - Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Van Eck Worldwide                11.800336        16.905954              43.27%                 0            2003
Insurance Trust -                12.298301        11.800336              -4.05%                 0            2002
Worldwide Hard Assets            13.907561        12.298301             -11.57%               353            2001
Fund: Initial Class -            12.641312        13.907561              10.02%                 0            2000
Q/NQ
------------------------- --------------------- ------------------ ------------------- ------------------ ------------


                     OPTIONAL BENEFIT ELECTED (TOTAL 1.45%)

   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
AIM Variable Insurance         10.000000          10.660077               6.60%                0              2003*
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
AIM Variable Insurance         10.000000          10.293038               2.93%                0              2003*
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
AIM Variable Insurance         10.000000          10.370671               3.71%                0              2003*
Funds - AIM V.I.
Capital Development
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
AllianceBernstein              10.000000          10.657107               6.57%                0              2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
AllianceBernstein              10.000000          10.686325               6.86%                0              2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
American Century                  9.194119          11.720585            27.48%                 0            2003
Variable Portfolios,             11.570948           9.194119           -20.54%                 0            2002
Inc. - American Century          12.812521          11.570948            -9.69%                 0            2001
VP Income & Growth               14.543892          12.812521           -11.90%                 0            2000
Fund: Class I - Q/NQ             12.504468          14.543892            16.31%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
American Century                  8.747002          10.733117            22.71%                 0            2003
Variable Portfolios,             11.146637           8.747002           -21.53%                 0            2002
Inc. - American Century          15.971330          11.146637           -30.21%                 0            2001
VP International Fund:           19.483474          15.971330           -18.03%                 0            2000
Class I - Q/NQ                   12.051405          19.483474            61.67%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
American Century                  7.960197           9.798135            23.09%                 0            2003
Variable Portfolios,             10.000000           7.960197           -20.40%                 0            2002*
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------ ------------------- -------------------- ------------
American Century                 12.275645          15.601172            27.09%                 0            2003
Variable Portfolios,             14.255535          12.275645           -13.89%                 0           2002
Inc. - American Century          12.822378          14.255535            11.18%                 0           2001
VP Value Fund: Class I           11.012072          12.822378            16.44%                 0           2000
- Q/NQ                           11.269864          11.012072            -2.29%                 0           1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
American Century                 10.000000          10.223456             2.23%                 0             2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Credit Suisse Trust -            10.070482          12.422011            23.35%                 0            2003
Large Cap Value                  13.287675          10.070482           -24.21%                 0            2002
Portfolio - Q/NQ                 13.358023          13.287675            -0.53%                 0            2001
                                 12.444575          13.358023             7.34%                 0            2000
                                 11.885603          12.444575             4.70%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Dreyfus Investment                7.600492          10.320294            35.78%                 0            2003
Portfolios - Small Cap           10.000000           7.600492           -24.00%                 0            2002*
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
The Dreyfus Socially              7.670681           9.525286            24.18%                 0            2003
Responsible Growth               10.954608           7.670681           -29.98%                 0            2002
Fund, Inc.: Initial              14.358357          10.954608           -23.71%                 0            2001
Shares - Q/NQ                    16.375184          14.358357           -12.32%                 0            2000
                                 12.773638          16.375184            28.20%             8,277            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Dreyfus Stock Index               8.762333          11.084718            26.50%                 0            2003
Fund, Inc.: Initial              11.452508           8.762333           -23.49%                 0            2002
Shares - Q/NQ                    13.234124          11.452508           -13.46%                 0            2001
                                 14.801530          13.234124           -10.59%                 0            2000
                                 12.453273          14.801530            18.86%               495            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Dreyfus Variable                  9.765754          11.661674            19.41%                 0            2003
Investment Fund                  11.898327           9.765754           -17.92%                 0            2002
-Appreciation                    13.313894          11.898327           -10.63%                 0            2001
Portfolio: Initial               13.597232          13.313894            -2.08%                 0            2000
Shares - Q/NQ                    12.379057          13.597232             9.84%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Dreyfus Variable               10.000000          10.333151              3.33%                  0             2003*
Investment Fund
-Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Federated Insurance            10.000000          10.725703              7.26%                 0              2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Federated Insurance            10.000000          10.516151              5.16%                 0              2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Federated Insurance              12.199338          12.580977             3.13%                 0            2003
Series - Federated               11.324824          12.199338             7.72%                 0            2002
Quality Bond Fund II:            10.639621          11.324824             6.44%                 0            2001
Primary Shares - Q/NQ             9.773948          10.639621             8.86%                 0            2000
                                 10.000000           9.773948            -2.26%                 0            1999*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Fidelity Variable                10.089795          12.948586            28.33%                 0            2003
Insurance Products Fund          12.335099          10.089795            -18.20%                 0             2002
- VIP Equity-Income              13.188860          12.335099             -6.47%                 0             2001
Portfolio: Service               12.355641          13.188860              6.74%                 0             2000
Class - Q/NQ                     11.799375          12.355641              4.71%               288             1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Fidelity Variable                 8.533273          11.166492            30.86%                 0            2003
Insurance Products Fund          12.405324           8.533273           -31.21%                 0            2002
- VIP Growth Portfolio:          15.301552          12.405324           -18.93%                 0            2001
Service Class - Q/NQ             17.457597          15.301552           -12.35%                 0            2000
                                 12.903107          17.457597            35.30%               214            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Fidelity Variable                 7.577300           9.481524            25.13%                 0            2003
Insurance Products Fund           7.420301           7.577300              2.12%                 0             2002
- VIP High Income                 8.546878           7.420301            -13.18%                 0             2001
Portfolio: Service               11.205978           8.546878            -23.73%               411             2000
Class - Q/NQ                     10.521282          11.205978              6.51%                 0             1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Fidelity Variable                 8.295957          11.708141            41.13%                 0            2003
Insurance Products Fund          10.568057           8.295957            -21.50%                 0             2002
- VIP Overseas                   13.622435          10.568057            -22.42%                 0             2001
Portfolio: Service               17.095933          13.622435            -20.32%                 0             2000
Class - Q/NQ                     12.176593          17.095933             40.40%                 0             1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Fidelity Variable                11.086716          14.023952            26.49%                 0            2003
Insurance Products Fund          12.420560          11.086716            -10.74%                 0           2002
II - VIP II Contrafund(R)        14.382315          12.420560            -13.64%                 0           2001
Portfolio: Service               15.643260          14.382315             -8.06%                 0           2000
Class - Q/NQ                     12.785888          15.643260             22.53%                 0           1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Fidelity Variable                10.000000          10.118423              1.18%                 0              2003*
Insurance Products Fund
II - VIP II Investment
Grade Bond Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Fidelity Variable                 6.687212           8.545136            27.78%                 0            2003
Insurance Products Fund           8.690341           6.687212           -23.05%                 0            2002
III - VIP III Growth             10.307281           8.690341           -15.69%                 0            2001
Opportunities                    12.627255          10.307281           -18.37%                 0            2000
Portfolio: Service               12.298659          12.627255             2.67%               285            1999
Class - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Fidelity Variable                10.000000          10.695239             6.95%                 0            2003*
Insurance Products Fund
III - VIP III Mid Cap
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Fidelity Variable                 7.436365          11.563978            55.51%                 0            2003
Insurance Products Fund          10.000000           7.436365           -25.64%                 0            2002*
III - VIP III Value
Strategies Portfolio:
Service Class - Q/NQ

------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Franklin Templeton               10.000000          10.244260             2.44%                 0            2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Franklin Templeton               10.000000          10.676260             6.76%                 0            2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Franklin Templeton               10.000000          10.683871             6.84%                 0            2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Comstock GVIT                7.774693          10.070517            29.53%                 0            2003
Value Fund: Class I -            10.539153           7.774693           -26.23%                 0            2002
Q/NQ                             12.174767          10.539153           -13.43%                 0            2001
                                 13.821079          12.174767           -11.91%               414            2000
                                 11.835834          13.821079            16.77%                 0            1999


------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Dreyfus GVIT                10.000000          10.916347             9.16%                 0            2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Dreyfus GVIT Mid            13.447730          17.845279            32.70%                 0            2003
Cap Index Fund: Class I          16.111432          13.447730           -16.53%                 0            2002
- Q/NQ                           16.566203          16.111432            -2.75%                 0            2001
                                 14.589957          16.566203            13.55%                 0            2000
                                 12.243049          14.589957            19.17%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Federated GVIT               9.921909          11.955882            20.50%                 0            2003
High Income Bond Fund:            9.753315           9.921909             1.73%                 0            2002
Class I - Q/NQ                    9.497186           9.753315             2.70%                 0            2001
                                 10.505688           9.497186            -9.60%                 0            2000
                                 10.330681          10.505688             1.69%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                6.776365          11.036792            62.87%                 0            2003
Emerging Markets Fund:            8.111518           6.776365           -16.46%                 0            2002
Class I - Q/NQ                    8.681644           8.111518            -6.57%                 0            2001
                                 10.000000           8.681644           -13.18%                 0            2000*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                8.579574          11.960152            39.40%                 0            2003
Global Financial                 10.000000           8.579574           -14.20%                 0            2002*
Services Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                8.258905          11.125967            34.71%                 0            2003
Global Health Sciences           10.000000           8.258905           -17.41%                 0            2002*
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                1.908285           2.919387            52.98%                 0            2003
Global Technology and             3.384294           1.908285           -43.61%                 0            2002
Communications Fund:              5.996363           3.384294           -43.56%                 0            2001
Class I - Q/NQ                   10.000000           5.996363           -40.04%                 0             2000*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT                8.599330          10.512957            22.25%                 0            2003
Global Utilities Fund:           10.000000           8.599330           -14.01%                 0            2002*
Class I - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT               12.147237          12.210544             0.52%                 0            2003
Government Bond Fund:            11.106073          12.147237             9.37%                 0            2002
Class I - Q/NQ                   10.508016          11.106073             5.69%                 0            2001
                                 9.473867           10.508016            10.92%                 0            2000
                                 9.844366            9.473867            -3.67%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                4.600232           6.017884            30.82%                 0            2003
Growth Fund: Class I -            6.548971           4.600232           -29.76%                 0            2002
Q/NQ                              9.247972           6.548971           -29.18%                 0            2001
                                 12.772360           9.247972           -27.59%                 0            2000
                                 12.428639          12.772360             2.77%               276            1999


------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                4.846917           6.478305            33.66%                 0            2003
International Growth              6.480453           4.846917           -25.21%                 0            2002
Fund: Class I - Q/NQ              9.217263           6.480453           -29.69%                 0            2001
                                 10.000000           9.217263            -7.83%                 0            2000*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                9.914588          10.543381             6.34%                 0            2003
Investor Destinations            10.000000           9.914588            -0.85%                 0            2002*
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                9.512081          10.658362            12.05%                 0            2003
Investor Destinations            10.000000           9.512081            -4.88%                 0            2002*
Moderately Conservative
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                9.016631          10.667735            18.31%                 0            2003
Investor Destinations            10.000000           9.016631            -9.83%                 0            2002*
Moderate Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                8.570137          10.696293            24.81%                 0            2003
Investor Destinations            10.000000           8.570137           -14.30%                 0            2002*
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                8.218945          10.681108            29.96%                 0            2003
Investor Destinations            10.000000           8.218945           -17.81%                 0            2002*
Aggressive Fund: Class
II - Q/NQ

------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT Mid            8.192786          11.314710            38.11%                 0            2003
Cap Growth Fund: Class           13.199389           8.192786           -37.93%                 0            2002
I - Q/NQ                         19.220739          13.199389           -31.33%                 0            2001
                                 23.046789          19.220739           -16.60%                 0            2000
                                 12.657572          23.046789            82.08%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT               11.090636          10.998203            -0.83%                 0            2003
Money Market Fund:               11.119112          11.090636            -0.26%                 0            2002
Class I - Q/NQ                   10.891167          11.119112             2.09%                 0            2001
                                 10.422427          10.891167             4.50%                 0            2000
                                 10.086763          10.422427             3.33%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                8.622061          10.834968            25.67%                 0            2003
Nationwide Fund: Class           10.586142           8.622061           -18.55%                 0            2002
I - Q/NQ                         12.182869          10.586142           -13.11%                 0            2001
                                 12.628895          12.182869            -3.53%                 0            2000
                                 11.982735          12.628895             5.39%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                8.370177          10.342928            23.57%                 0            2003
Nationwide Leaders               10.000000           8.370177           -16.30%                 0            2002*
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT U.S.           8.146220          12.21398 3           49.93%                 0            2003
Growth Leaders Fund:             10.000000           8.146220           -18.54%                 0            2002*
Class I - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                7.513762          10.075073            34.09%                 0            2003
Worldwide Leaders Fund:          10.219036           7.513762           -26.47%                 0            2002
Class I - Q/NQ                   12.773009          10.219036           -20.00%                 0            2001
                                 14.781243          12.773009           -13.59%                 0            2000
                                 12.201492          14.781243            21.14%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT                9.689686          12.821504            32.32%                 0            2003
Small Cap Growth Fund:           14.738777           9.689686           -34.26%                 0            2002
Class I - Q/NQ                   16.775454          14.738777           -12.14%                 0            2001
                                 20.304522          16.775454           -17.38%               232            2000
                                 10.000000          20.304522           103.05%               199            1999*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Gartmore GVIT               16.227347          25.084829            54.58%                 0            2003
Small Cap Value Fund:            22.607355          16.227347           -28.22%                 0            2002
Class I - Q/NQ                   17.884672          22.607355            26.41%                 0            2001
                                 16.318704          17.884672             9.60%                 0            2000
                                 12.952944          16.318704            25.98%               232            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
GVIT Gartmore GVIT               13.819838          19.205589            38.97%                 0            2003
Small Company Fund:              16.962886          13.819838           -18.53%                 0            2002
Class I - Q/NQ                   18.451164          16.962886            -8.07%                 0            2001
                                 17.191574          18.451164             7.33%                 0            2000
                                 12.112381          17.191574            41.93%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT J.P. Morgan GVIT             8.543005           9.969522            16.70%                 0            2003
Balanced Fund: Class I            9.886012           8.543005           -13.58%                 0            2002
- Q/NQ                           10.415037           9.886012            -5.08%                 0            2001
                                 10.604669          10.415037            -1.79%             1,303            2000
                                 10.668044          10.604669            -0.59%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
GVIT Van Kampen GVIT             11.572500          12.786566            10.49%                 0            2003
Multi Sector Bond Fund:          10.953304          11.572500             5.65%                 0            2002
Class I - Q/NQ                   10.668471          10.953304             2.67%                 0            2001
                                 10.245290          10.668471             4.13%                 0            2000
                                 10.236779          10.245290             0.08%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Janus Aspen Series -             10.000000          10.311143             3.11%                 0            2003*
Balanced Portfolio:
Service Shares-Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Janus Aspen Series -              5.186035           6.145006            18.49%                 0            2003
Capital Appreciation              6.259448           5.186035           -17.15%                 0            2002
Portfolio: Service                8.126129           6.259448           -22.97%                 0            2001
Shares - Q/NQ                    10.000000           8.126129           -18.74%                 0            2000*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Janus Aspen Series -              2.334963           3.370605            44.35%                 0            2003
Global Technology                 4.011291           2.334963           -41.79%                 0            2002
Portfolio: Service                6.494235           4.011291           -38.23%                 0            2001
Shares - Q/NQ                    10.000000           6.494235           -35.06%                 0            2000*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Janus Aspen Series -              4.506173           5.974486            32.58%                 0            2003
International Growth              6.159009           4.506173           -26.84%                 0            2002
Portfolio: Service                8.162793           6.159009           -24.55%                 0            2001
Shares - Q/NQ                    10.000000           8.162793           -18.37%             1,526            2000*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Janus Aspen Series -             10.000000          12.182950            21.83%                 0            2003*
Risk-Managed Core
Portfolio: Service
Shares-Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
MFS Variable Insurance           10.000000          10.154587             1.55%                 0            2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
MFS Variable Insurance           10.000000          10.748176             7.48%                 0            2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Neuberger Berman AMT             10.000000          10.484154             4.84%                 0            2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Neuberger Berman AMT            10.226131           13.278896            29.85%                 0            2003
Guardian Portfolio -            14.108196           10.226131           -27.52%                 0            2002
Q/NQ                            14.536223           14.108196            -2.94%                 0            2001
                                14.583938           14.536223            -0.33%                 0            2000
                                12.875671           14.583938            13.27%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Neuberger Berman AMT             10.000000          10.002124             0.02%                 0            2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Neuberger Berman AMT             10.059629          12.696840            26.22%                 0            2003
Mid-Cap Growth                   14.446438          10.059629           -30.37%                 0            2002
Portfolio: Class I -             19.455564          14.446438           -25.75%                 0            2001
Q/NQ                             21.331920          19.455564            -8.80%                 0            2000
                                 14.065578          21.331920            51.66%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Neuberger Berman AMT              8.906424          11.857262            33.13%                 0            2003
Partners Portfolio -             11.914038           8.906424           -25.24%                 0            2002
Q/NQ                             12.442244          11.914038            -4.25%                 0            2001
                                 12.536312          12.442244            -0.75%                 0            2000
                                 11.847572          12.536312             5.81%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Neuberger Berman AMT             10.000000          10.549163             5.49%                 0            2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Oppenheimer Variable             10.055227          12.445509            23.77%                 0            2003
Account Funds -                  14.130362          10.055227           -28.84%                 0            2002
Oppenheimer Aggressive           20.863367          14.130362           -32.27%                 0            2001
Growth Fund/VA: Initial          23.849355          20.863367           -12.52%                 0            2000
Class - Q/NQ                     13.180191          23.849355            80.95%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Oppenheimer Variable             11.279831          14.556280            29.05%                 0            2003
Account Funds -                  15.649321          11.279831           -27.92%                 0            2002
Oppenheimer Capital              18.165855          15.649321           -13.85%                 0            2001
Appreciation Fund/VA:            18.474301          18.165855            -1.67%                 0            2000
Initial Class - Q/NQ             13.233333          18.474301            39.60%               168            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Oppenheimer Variable              6.322604           8.911680            40.95%                 0            2003
Account Funds -                   8.239576           6.322604           -23.27%                 0            2002
Oppenheimer Global                9.505903           8.239576           -13.32%                 0            2001
Securities Fund/VA:              10.000000           9.505903            -4.94%                 0            2000*
Initial Class - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Oppenheimer Variable             10.000000          10.313403             3.13%                 0            2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Oppenheimer Variable              9.419845          11.763806            24.88%                 0            2003
Account Funds -                  11.771303           9.419845           -19.98%                 0            2002
Oppenheimer Main Street          13.296520          11.771303           -11.47%                 0            2001
Fund/VA: Initial Class           14.788879          13.296520           -10.09%               964            2000
- Q/NQ                           12.329765          14.788879            19.94%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Oppenheimer Variable             10.000000          10.299669             3.00%                 0            2003*
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Putnam Variable Trust -          10.000000          10.654819             6.55%                 0            2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Putnam Variable Trust -          10.000000          10.910869             9.11%                 0            2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Putnam Variable Trust -          10.000000          10.152838             1.53%                 0            2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------



------------------------- --------------------- ------------------ ------------------- ------------------ ------------
      SUB-ACCOUNT          ACCUMULATION UNIT      ACCUMULATION     PERCENT CHANGE IN       NUMBER OF        PERIOD
                           VALUE AT BEGINNING     UNIT VALUE AT    ACCUMULATION UNIT     ACCUMULATION
                               OF PERIOD          END OF PERIOD          VALUE          UNITS AT END OF
                                                                                            PERIOD
------------------------- --------------------- ------------------ ------------------- ------------------ ------------
Strong Opportunity Fund           6.694178           9.038605            35.02%                 0            2003
II, Inc.: Investor                9.282194           6.694178           -27.88%                 0            2002
Class - Q/NQ                      9.759650           9.282194            -4.89%                 0            2001
                                 10.000000           9.759650            -2.40%                 0            2000*
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
The Universal                    10.000000          10.126250             1.26%                 0            2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
The Universal                    18.610910          23.451931            26.01%                 0            2003
Institutional Funds,             17.290213          18.610910             7.64%                 0            2002
Inc. - Emerging Markets          15.936413          17.290213             8.50%                 0            2001
Debt Portfolio: Class I          14.516616          15.936413             9.78%                 0            2000
- Q/NQ                           11.385439          14.516616            27.50%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
The Universal                     4.066580           5.681499            39.71%                 0            2003
Institutional Funds,              5.994160           4.066580           -32.16%                 0            2002
Inc. - Mid Cap Growth             8.605609           5.994160           -30.35%                 0            2001
Portfolio: Class I -             10.000000           8.605609           -13.94%                 0            2000*
Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
The Universal                    13.230935          17.930553            35.52%                 0            2003
Institutional Funds,             13.532141          13.230935            -2.23%                 0            2002
Inc. - U.S. Real Estate          12.501983          13.532141             8.24%                 0            2001
Portfolio: Class I -             10.000000          12.501983             3.90%                 0             2000*
Q/NQ
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Van Eck Worldwide                13.216913          20.083913            51.96%                 0            2003
Insurance Trust -                13.812362          13.216913            -4.31%                 0            2002
Worldwide Emerging               14.275487          13.812362            -3.24%                 0            2001
Markets Fund: Initial            24.916384          14.275487           -42.71%                 0            2000
Class - Q/NQ                     12.623166          24.916384            97.39%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------
Van Eck Worldwide                10.964166          15.676233            42.98%                 0            2003
Insurance Trust -                11.450041          10.964166            -4.24%                 0            2002
Worldwide Hard Assets            12.974758          11.450041           -11.75%                 0            2001
Fund: Initial Class -            11.817233          12.974758             9.80%                 0            2000
Q/NQ                              9.909760          11.817233            19.25%                 0            1999
------------------------- ------------------- ------------------ ------------------- -------------------- ------------


APPENDIX E: CONTRACT TYPES AND TAX INFORMATION

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

TYPES OF CONTRACTS

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax-Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee's income, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the owner's death. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of investment options that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of investment options, transfers between investment options, exchanges of investment options or changes in investment objectives of investment options such that the contract would no longer qualify for tax deferred treatment under
Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

INDIVIDUAL RETIREMENT ANNUITIES

Distributions from IRAs, are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

ROTH IRAS

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age
     59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the income start date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the income start date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the income start date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

o    allocable to an investment in the contract before August 14, 1982; or

o    from an immediate annuity.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments. If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange. Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception. If all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the income start date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the income start date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2004


         Individual Single Premium Immediate Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-243-6295, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................1
Financial Statements...........................................................2

GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract/commutation value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the investment options. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the investment options. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular investment options. These fees in no way affect the net asset value of the investment options or fees paid by the contract owner.


The financial statements of Nationwide Variable Account-9 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         74,421 shares (cost $700,809) .....................................................   $    743,461

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         691,634 shares (cost $5,704,011) ..................................................      7,338,240

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         54,947 shares (cost $305,291) .....................................................        361,004

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         5,257 shares (cost $93,954) .......................................................        111,869

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         82,223 shares (cost $1,404,766) ...................................................      1,739,842

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,024 shares (cost $126,595) ......................................................        147,081

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,067 shares (cost $377,868) .....................................................        426,184

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,399 shares (cost $1,524,797) ...................................................      1,800,504

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         175,469 shares (cost $3,158,432) ..................................................      3,793,634

      Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         183,934 shares (cost $3,348,758) ..................................................      3,923,310

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (ALSmCapValB)
         392,520 shares (cost $4,248,476) ..................................................      5,675,832

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         38,413,274 shares (cost $239,353,404) .............................................    252,375,211

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         696,546 shares (cost $3,728,307) ..................................................      4,569,343

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         1,690,122 shares (cost $17,309,698) ...............................................     17,425,155

      American Century VP - International Fund - Class I (ACVPInt)
         18,131,591 shares (cost $116,058,382) .............................................    116,586,130

      American Century VP - International Fund - Class III (ACVPInt3)
         8,835,767 shares (cost $49,030,085) ...............................................     56,813,985

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,730,246 shares (cost $14,262,958) ...............................................     15,883,661

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         337,728 shares (cost $2,622,141) ..................................................      3,093,591

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      American Century VP - Value Fund - Class I (ACVPVal)
         62,816,881 shares (cost $429,483,856) .............................................   $ 489,343,505

      American Century VP - Value Fund - Class II (ACVPVal2)
         1,024,514 shares (cost $6,355,905) ................................................       7,970,722

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         175,581 shares (cost $1,655,307) ..................................................       2,052,540

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         174,293 shares (cost $1,395,536) ..................................................       1,566,896

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         264,776 shares (cost $2,776,857) ..................................................       3,177,314

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         172,057 shares (cost $1,396,350) ..................................................       1,658,631

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         438,349 shares (cost $4,126,400) ..................................................       4,142,397

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,064,195 shares (cost $9,142,754) ................................................       9,418,127

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,244,789 shares (cost $15,025,411) ...............................................      15,061,949

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         62,012 shares (cost $989,527) .....................................................       1,350,611

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         3,151,439 shares (cost $37,812,153) ...............................................      41,315,360

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         14,058 shares (cost $284,842) .....................................................         333,044

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,875,151 shares (cost $184,265,108) ..............................................     139,769,839

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         37,272,586 shares (cost $1,192,004,270) ...........................................    1,059,286,903

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,088,515 shares (cost $174,907,417) ..............................................     175,146,674

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         99,495 shares (cost $2,958,055) ...................................................       3,413,677

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         9,926 shares (cost $291,027) ......................................................         371,140

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,872 shares (cost $287,382) .....................................................         377,391

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         33,228 shares (cost $511,224) .....................................................         632,997

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         230,889 shares (cost $1,048,888) ..................................................       1,260,654

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         853,586 shares (cost $6,214,199) ..................................................       6,803,077

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,949,145 shares (cost $407,330,899) .............................................   $425,637,878

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,069,966 shares (cost $12,461,577) ...............................................     12,646,999

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         36,199,081 shares (cost $790,248,740) .............................................    836,560,768

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         660,126 shares (cost $12,030,883) .................................................     15,156,495

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,129,616 shares (cost $824,061,205) .............................................    684,247,718

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         194,701 shares (cost $4,788,217) ..................................................      5,981,213

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         46,831,812 shares (cost $293,999,593) .............................................    324,076,137

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         4,416,273 shares (cost $61,349,233) ...............................................     68,584,715

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         453,228 shares (cost $4,993,605) ..................................................      6,988,768

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         3,603,359 shares (cost $44,432,972) ...............................................     55,924,126

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         28,450,651 shares (cost $636,925,019) .............................................    656,072,009

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         551,999 shares (cost $10,275,276) .................................................     12,657,348

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         828,607 shares (cost $11,127,628) .................................................     11,277,336

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         6,377,550 shares (cost $117,310,124) ..............................................     96,045,900

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         318,029 shares (cost $5,729,720) ..................................................      7,623,156

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         3,914,028 shares (cost $47,229,052) ...............................................     48,494,803

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         168,669 shares (cost $1,651,375) ..................................................      2,099,930

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         89,068 shares (cost $874,288) .....................................................      1,124,040

      First Horizon Growth & Income Portfolio (FHGrInc)
         240,931 shares (cost $2,074,960) ..................................................      2,291,257

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         5,457,333 shares (cost $43,237,194) ...............................................     54,245,892

      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         478,301 shares (cost $5,809,460) ..................................................      6,284,880

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         17,807,530 shares (cost $224,898,561) .............................................    263,017,217

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         455,806 shares (cost $3,669,277) ..................................................   $  4,485,127

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         3,546,533 shares (cost $27,249,949) ...............................................     34,897,888

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         25,439,100 shares (cost $189,559,633) .............................................    204,021,579

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,830 shares (cost $28,290) .......................................................         32,229

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         480,627 shares (cost $4,930,396) ..................................................      5,474,339

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         6,460 shares (cost $66,753) .......................................................         64,346

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         1,999,431 shares (cost $19,667,553) ...............................................     19,954,322

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,040,651 shares (cost $4,166,846) ................................................      3,860,814

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         6,320,725 shares (cost $20,871,565) ...............................................     23,639,511

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,952 shares (cost $46,228) .......................................................         54,522

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         321,002 shares (cost $2,589,742) ..................................................      2,946,794

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         66,300,817 shares (cost $800,397,717) .............................................    804,228,907

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,735,494 shares (cost $21,330,867) ...............................................     20,999,482

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         9,663,212 shares (cost $90,240,679) ...............................................     96,438,858

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         4,271,880 shares (cost $38,956,305) ...............................................     44,812,025

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         10,854,705 shares (cost $107,272,388) .............................................    112,020,552

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         29,873,839 shares (cost $278,997,968) .............................................    314,870,268

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         14,062,395 shares (cost $127,164,048) .............................................    149,061,387

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         14,887,223 shares (cost $143,161,979) .............................................    156,018,092

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         197,095 shares (cost $1,145,920) ..................................................      1,245,639

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         724,761 shares (cost $3,699,657) ..................................................      4,580,488

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         16,808,139 shares (cost $163,114,638) .............................................   $157,660,344

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         4,530,082 shares (cost $85,109,245) ...............................................     97,170,263

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         694,021,216 shares (cost $694,021,216) ............................................    694,021,216

      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         43,652,043 shares (cost $576,059,765) .............................................    448,306,485

      Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
         238,394 shares (cost $2,014,508) ..................................................      2,445,920

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         296 shares (cost $2,629) ..........................................................          3,493

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         531,984 shares (cost $5,225,534) ..................................................      6,293,369

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,323,181 shares (cost $12,739,266) ...............................................     13,218,579

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,918,640 shares (cost $96,926,031) ...............................................    102,704,759

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         150,805 shares (cost $1,551,079) ..................................................      1,946,891

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,927,118 shares (cost $338,617,728) .............................................    438,437,488

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         256,494 shares (cost $2,065,614) ..................................................      2,957,378

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,322,966 shares (cost $246,337,478) .............................................    311,238,049

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         194,097 shares (cost $3,120,366) ..................................................      4,200,250

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         565,979 shares (cost $1,817,735) ..................................................      1,777,174

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,662,528 shares (cost $4,554,819) ................................................      5,253,589

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         8,615 shares (cost $90,659) .......................................................         92,529

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         3,931,773 shares (cost $37,995,390) ...............................................     42,423,835

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,260,404 shares (cost $160,375,402) .............................................    170,187,579

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,477,189 shares (cost $16,669,468) ...............................................     23,087,405

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         626,406 shares (cost $5,052,790) ..................................................      5,838,100

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         755 shares (cost $17,970) .........................................................         17,993

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         11,478,043 shares (cost $228,005,270) .............................................   $237,365,936

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         6,083,429 shares (cost $16,540,231) ...............................................     21,839,512

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         18,066,737 shares (cost $70,022,659) ..............................................     63,775,581

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,228,331 shares (cost $41,511,433) ...............................................     51,296,185

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         5,529,097 shares (cost $123,827,451) ..............................................    126,561,039

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         91,024 shares (cost $1,060,887) ...................................................      1,136,890

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         664,557 shares (cost $3,184,260) ..................................................      4,067,091

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         144,732 shares (cost $1,606,229) ..................................................      2,004,544

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         313,173 shares (cost $2,734,406) ..................................................      3,360,348

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         127,314 shares (cost $1,373,182) ..................................................      1,578,693

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         46,832 shares (cost $711,282) .....................................................        974,583

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         7,999,964 shares (cost $102,248,067) ..............................................    111,839,503

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)(NBAMTLMat)
         1,796,038 shares (cost $24,319,708) ...............................................     23,707,698

      Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)
         11,598,461 shares (cost $149,218,062) .............................................    177,804,414

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,319,135 shares (cost $93,478,877) ...............................................    112,714,684

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,503,046 shares (cost $184,699,844) ..............................................    202,016,836

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,708,823 shares (cost $452,198,062) .............................................    475,696,157

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,815 shares (cost $5,811,644) ..................................................      7,279,452

      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         4,061,964 shares (cost $84,197,388) ...............................................    102,320,886

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         7,720,852 shares (cost $130,441,538) ..............................................    193,638,976

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         282,659 shares (cost $4,889,002) ..................................................      7,055,173

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         20,851,360 shares (cost $416,549,795) ............................................   $400,346,117

      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         445,397 shares (cost $6,946,951) .................................................      8,507,084

      Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
         176 shares (cost $2,226) .........................................................          2,356

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         1,021,733 shares (cost $4,805,927) ...............................................      5,241,489

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,911,439 shares (cost $193,225,492) ............................................    207,208,218

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,260,242 shares (cost $45,221,469) ..............................................     51,761,935

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         2,424,364 shares (cost $31,158,200) ..............................................     36,050,298

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,342,567 shares (cost $12,482,384) ..............................................     15,775,162

      Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
         112,403 shares (cost $2,291,145) .................................................      2,720,164

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         13,080 shares (cost $148,963) ....................................................        150,678

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         7,040,161 shares (cost $58,817,928) ..............................................     63,643,056

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         2,379,001 shares (cost $18,030,898) ..............................................     20,269,088

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         14,809,433 shares (cost $184,941,726) ............................................    230,730,959

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,998,960 shares (cost $19,454,950) ..............................................     20,109,539

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         204,854 shares (cost $2,067,544) .................................................      2,105,900

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         234,095 shares (cost $2,493,619) .................................................      3,223,485

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         17,136,617 shares (cost $110,261,241) ............................................    118,648,793

      W & R Target Funds - Balanced Portfolio (WRBal)
         12,354,761 shares (cost $83,670,433) .............................................     88,325,423

      W & R Target Funds - Bond Portfolio (WRBnd)
         19,011,996 shares (cost $106,091,503) ............................................    105,915,832

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         25,581,050 shares (cost $254,995,943) ............................................    240,451,637

      W & R Target Funds - Growth Portfolio (WRGrowth)
         37,105,683 shares (cost $299,678,841) ............................................    301,546,754

      W & R Target Funds - High Income Portfolio (WRHiInc)
         21,227,442 shares (cost $71,016,697) .............................................     70,846,589

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      W & R Target Funds - International Portfolio (WRIntl)
         9,397,875 shares (cost $53,301,540) ...........................................   $    55,186,202

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         7,706,325 shares (cost $43,506,855) ...........................................        43,344,225

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         27,472,300 shares (cost $27,472,300) ..........................................        27,472,300

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         7,500,402 shares (cost $85,526,800) ...........................................        92,917,226

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         15,693,495 shares (cost $113,537,606) .........................................       132,928,606

      W & R Target Funds - Value Portfolio (WRValue)
         19,424,426 shares (cost $95,499,285) ..........................................       106,426,432
                                                                                           ---------------

            Total investments ..........................................................    14,967,179,655

   Accounts receivable .................................................................           167,445
                                                                                           ---------------

            Total assets ...............................................................    14,967,347,100

Accounts payable .......................................................................                --
                                                                                           ---------------

Contract owners' equity (note 4) .......................................................   $14,967,347,100
                                                                                           ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total         AIMBal   AIMBValue2   AIMBlueCh
                                                    ---------------   -------   ----------   ---------
Investment activity:
   Reinvested dividends .........................   $   174,447,399    13,705          --         --
   Mortality and expense risk charges (note 2) ..      (159,896,856)   (7,650)    (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------
      Net investment income (loss) ..............        14,550,543     6,055     (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------

   Proceeds from mutual fund shares sold ........     7,588,079,644    22,897     574,934      6,085
   Cost of mutual fund shares sold ..............    (8,244,846,507)  (27,202)   (496,979)    (7,082)
                                                    ---------------   -------   ---------     ------
      Realized gain (loss) on investments .......      (656,766,863)   (4,305)     77,955       (997)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857    90,536   1,652,838     71,907
                                                    ---------------   -------   ---------     ------
      Net gain (loss) on investments ............     2,657,710,994    86,231   1,730,793     70,910
                                                    ---------------   -------   ---------     ------
   Reinvested capital gains .....................         9,284,332        --          --         --
                                                    ---------------   -------   ---------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 2,681,545,869    92,286   1,635,381     67,061
                                                    ===============   =======   =========     ======

                                                    AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                                    --------   ---------   ---------   --------
Investment activity:
   Reinvested dividends .........................        --          --      1,315       1,181
   Mortality and expense risk charges (note 2) ..      (787)    (23,587)    (1,448)     (5,081)
                                                     ------     -------     ------     -------
      Net investment income (loss) ..............      (787)    (23,587)      (133)     (3,900)
                                                     ------     -------     ------     -------

   Proceeds from mutual fund shares sold ........     1,453     105,071      7,435      24,851
   Cost of mutual fund shares sold ..............    (1,526)    (92,932)    (7,555)    (31,191)
                                                     ------     -------     ------     -------
      Realized gain (loss) on investments .......       (73)     12,139       (120)     (6,340)
   Change in unrealized gain (loss)
      on investments ............................    18,849     348,804     23,498      90,266
                                                     ------     -------     ------     -------
      Net gain (loss) on investments ............    18,776     360,943     23,378      83,926
                                                     ------     -------     ------     -------
   Reinvested capital gains .....................        --          --         --          --
                                                     ------     -------     ------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    17,989     337,356     23,245      80,026
                                                     ======     =======     ======     =======

                                                       AIMPreEq2      AlGrIncB   AlPremGrB   AISmCapValB
                                                    ---------------   --------   ---------   -----------
Investment activity:
   Reinvested dividends .........................      $   3,761        17,581          --       18,978
   Mortality and expense risk charges (note 2) ..        (22,491)      (40,185)    (51,785)     (67,893)
                                                       ---------      --------    --------    ---------
      Net investment income (loss) ..............        (18,730)      (22,604)    (51,785)     (48,915)
                                                       ---------      --------    --------    ---------

   Proceeds from mutual fund shares sold ........        183,098       117,928     326,880      123,278
   Cost of mutual fund shares sold ..............       (190,201)     (111,944)   (317,158)    (104,080)
                                                       ---------      --------    --------    ---------
      Realized gain (loss) on investments .......         (7,103)        5,984       9,722       19,198
   Change in unrealized gain (loss)
      on investments ............................        295,660       646,304     620,884    1,396,054
                                                       ---------      --------    --------    ---------
      Net gain (loss) on investments ............        288,557       652,288     630,606    1,415,252
                                                       ---------      --------    --------    ---------
   Reinvested capital gains .....................             --            --          --       50,306
                                                       ---------      --------    --------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $ 269,827       629,684     578,821    1,416,643
                                                       =========      ========    ========    =========

                                                     ACVPIncGr    ACVPIncGr2   ACVPInflaPro     ACVPInt
                                                    -----------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends .........................     2,618,998      26,566        106,646        855,324
   Mortality and expense risk charges (note 2) ..    (2,436,057)    (60,323)       (72,132)    (1,231,326)
                                                    -----------    --------    -----------    -----------
      Net investment income (loss) ..............       182,941     (33,757)        34,514       (376,002)
                                                    -----------    --------    -----------    -----------

   Proceeds from mutual fund shares sold ........    50,388,048     332,333     13,499,753     24,775,410
   Cost of mutual fund shares sold ..............   (69,525,226)   (283,504)   (13,463,093)   (29,779,069)
                                                    -----------    --------    -----------    -----------
      Realized gain (loss) on investments .......   (19,137,178)     48,829         36,660     (5,003,659)
   Change in unrealized gain (loss)
      on investments ............................    71,652,458     866,853        115,457     27,655,755
                                                    -----------    --------    -----------    -----------
      Net gain (loss) on investments ............    52,515,280     915,682        152,117     22,652,096
                                                    -----------    --------    -----------    -----------
   Reinvested capital gains .....................            --          --          3,707             --
                                                    -----------    --------    -----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    52,698,221     881,925        190,338     22,276,094
                                                    ===========    ========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                               ACVPInt3     ACVPUltra   ACVPUltra2      ACVPVal
                                             -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ..................   $   305,875           --         --        4,056,325
   Mortality and expense risk charges
      (note 2) ...........................      (538,848)    (114,859)   (36,419)      (4,859,915)
                                             -----------   ----------    -------     ------------
      Net investment income (loss) .......      (232,973)    (114,859)   (36,419)        (803,590)
                                             -----------   ----------    -------     ------------

   Proceeds from mutual fund shares
      sold ...............................     3,709,433    5,209,820     74,381      137,669,429
   Cost of mutual fund shares sold .......    (4,599,473)  (4,909,044)   (73,231)    (149,123,166)
                                             -----------   ----------    -------     ------------
      Realized gain (loss) on
         investments .....................      (890,040)     300,776      1,150      (11,453,737)
   Change in unrealized gain (loss)
      on investments .....................    11,522,819    1,788,190    492,031      112,313,929
                                             -----------   ----------    -------     ------------
      Net gain (loss) on investments .....    10,632,779    2,088,966    493,181      100,860,192
                                             -----------   ----------    -------     ------------
   Reinvested capital gains ..............            --           --         --               --
                                             -----------   ----------    -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $10,399,806    1,974,107    456,762      100,056,602
                                             ===========   ==========    =======     ============

                                              ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                                             ---------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..................      34,747        --       5,261      44,070
   Mortality and expense risk charges
      (note 2) ...........................     (99,399)  (20,151)    (18,399)    (28,926)
                                             ---------   -------    --------    --------
      Net investment income (loss) .......     (64,652)  (20,151)    (13,138)     15,144
                                             ---------   -------    --------    --------

   Proceeds from mutual fund shares
      sold ...............................     224,368    98,447     168,344      86,566
   Cost of mutual fund shares sold .......    (206,331)  (99,526)   (192,008)   (100,352)
                                             ---------   -------    --------    --------
      Realized gain (loss) on
         investments .....................      18,037    (1,079)    (23,664)    (13,786)
   Change in unrealized gain (loss)
      on investments .....................   1,603,879   501,715     329,842     546,992
                                             ---------   -------    --------    --------
      Net gain (loss) on investments .....   1,621,916   500,636     306,178     533,206
                                             ---------   -------    --------    --------
   Reinvested capital gains ..............          --        --          --          --
                                             ---------   -------    --------    --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   1,557,264   480,485     293,040     548,350
                                             =========   =======    ========    ========

                                             BBTLgCoGr     CSGPVen     CSIntFoc      CSLCapV
                                             ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..................   $     --            --       39,136      102,267
   Mortality and expense risk charges
      (note 2) ...........................    (18,240)      (36,003)     (83,133)    (140,718)
                                             --------    ----------   ----------   ----------
      Net investment income (loss) .......    (18,240)      (36,003)     (43,997)     (38,451)
                                             --------    ----------   ----------   ----------

   Proceeds from mutual fund shares
      sold ...............................     63,195       894,889    1,754,789    3,105,428
   Cost of mutual fund shares sold .......    (77,151)   (1,224,776)  (2,169,476)  (3,546,245)
                                             --------    ----------   ----------   ----------
      Realized gain (loss)
         on investments ..................    (13,956)     (329,887)    (414,687)    (440,817)
   Change in unrealized gain (loss)
      on investments .....................    349,913     1,734,142    2,783,606    3,421,741
                                             --------    ----------   ----------   ----------
      Net gain (loss) on investments .....    335,957     1,404,255    2,368,919    2,980,924
                                             --------    ----------   ----------   ----------
   Reinvested capital gains ..............         --            --           --           --
                                             --------    ----------   ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $317,717     1,368,252    2,324,922    2,942,473
                                             ========    ==========   ==========   ==========

                                             DryELeadS   DrySmCapIxS   DrySRGroS     DrySRGro
                                             ---------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..................         --         64,313          8        142,696
   Mortality and expense risk charges
      (note 2) ...........................    (16,332)      (222,702)    (4,251)    (1,458,689)
                                              -------    -----------    -------    -----------
      Net investment income (loss) .......    (16,332)      (158,389)    (4,243)    (1,315,993)
                                              -------    -----------    -------    -----------

   Proceeds from mutual fund shares
      sold ...............................     74,422     30,872,781     18,657     35,827,948
   Cost of mutual fund shares sold .......    (63,149)   (28,557,292)   (18,713)   (66,830,573)
                                              -------    -----------    -------    -----------
      Realized gain (loss)
         on investments ..................     11,273      2,315,489        (56)   (31,002,625)
   Change in unrealized gain (loss)
      on investments .....................    357,676      3,461,617     54,429     60,627,660
                                              -------    -----------    -------    -----------
      Net gain (loss) on investments .....    368,949      5,777,106     54,373     29,625,035
                                              -------    -----------    -------    -----------
   Reinvested capital gains ..............         --        204,927         --             --
                                              -------    -----------    -------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    352,617      5,823,644     50,130     28,309,042
                                              =======    ===========    =======    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                DryStkIx      DryVIFApp    DryVIFAppS   DryVIFDevLd
                                             -------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..................   $  13,695,882     2,229,143      36,236           95
   Mortality and expense risk charges
      (note 2) ...........................     (10,485,962)   (1,815,128)    (45,406)      (4,712)
                                             -------------   -----------    --------       ------
      Net investment income (loss) .......       3,209,920       414,015      (9,170)      (4,617)
                                             -------------   -----------    --------       ------

   Proceeds from mutual fund shares
      sold ...............................     148,885,935    36,356,944     122,160        4,463
   Cost of mutual fund shares sold .......    (221,203,210)  (44,307,441)   (117,408)      (4,973)
                                             -------------   -----------    --------       ------
      Realized gain (loss)
         on investments ..................     (72,317,275)   (7,950,497)      4,752         (510)
   Change in unrealized gain (loss)
      on investments .....................     289,514,476    36,817,443     484,710       83,598
                                             -------------   -----------    --------       ------
      Net gain (loss) on investments .....     217,197,201    28,866,946     489,462       83,088
                                             -------------   -----------    --------       ------
   Reinvested capital gains ..............              --            --          --           --
                                             -------------   -----------    --------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 220,407,121    29,280,961     480,292       78,471
                                             =============   ===========    ========       ======

                                             DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                                             ------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..................        3,284         3,435       3,022      184,366
   Mortality and expense risk charges
      (note 2) ...........................       (2,846)       (7,543)    (16,869)     (82,299)
                                                -------       -------     -------     --------
      Net investment income (loss) .......          438        (4,108)    (13,847)     102,067
                                                -------       -------     -------     --------

   Proceeds from mutual fund shares
      sold ...............................       10,629        57,936      72,749      883,661
   Cost of mutual fund shares sold .......      (12,038)      (56,839)    (68,637)    (808,891)
                                                -------       -------     -------     --------
      Realized gain (loss)
         on investments ..................       (1,409)        1,097       4,112       74,770
   Change in unrealized gain (loss)
      on investments .....................       96,295       121,084     213,489      555,564
                                                -------       -------     -------     --------
      Net gain (loss) on investments .....       94,886       122,181     217,601      630,334
                                                -------       -------     -------     --------
   Reinvested capital gains ..............           --            --          --           --
                                                -------       -------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....       95,324       118,073     203,754      732,401
                                                =======       =======     =======     ========

                                               FedQualBd    FedQualBdS     FidVIPEIS    FidVIPEI2
                                             ------------   ----------   ------------   ---------
Investment activity:
   Reinvested dividends ..................   $ 15,093,793      261,497     10,974,173      87,310
   Mortality and expense risk charges
      (note 2) ...........................     (5,636,288)    (192,517)    (8,017,038)   (183,870)
                                             ------------   ----------   ------------   ---------
      Net investment income (loss) .......      9,457,505       68,980      2,957,135     (96,560)
                                             ------------   ----------   ------------   ---------

   Proceeds from mutual fund shares
      sold ...............................    103,638,326    1,533,000    112,962,892     319,923
   Cost of mutual fund shares sold .......    (96,597,004)  (1,483,028)  (153,792,945)   (297,366)
                                             ------------   ----------   ------------   ---------
      Realized gain (loss)
         on investments ..................      7,041,322       49,972    (40,830,053)     22,557
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)      66,593    216,526,362   3,129,669
                                             ------------   ----------   ------------   ---------
      Net gain (loss) on investments .....      4,428,624      116,565    175,696,309   3,152,226
                                             ------------   ----------   ------------   ---------
   Reinvested capital gains ..............             --           --             --          --
                                             ------------   ----------   ------------   ---------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 13,886,129      185,545    178,653,444   3,055,666
                                             ============   ==========   ============   =========

                                               FidVIPGrS    FidVIPGr2     FidVIPHIS     FidVIPOvS
                                             ------------   ---------   ------------   -----------
Investment activity:
   Reinvested dividends ..................      1,121,852       2,880     14,991,922       478,308
   Mortality and expense risk charges
      (note 2) ...........................     (6,975,466)    (76,050)    (3,139,179)     (654,782)
                                             ------------   ---------   ------------   -----------
      Net investment income (loss) .......     (5,853,614)    (73,170)    11,852,743      (176,474)
                                             ------------   ---------   ------------   -----------

   Proceeds from mutual fund shares
      sold ...............................    144,208,569     227,122    246,272,080    12,675,611
   Cost of mutual fund shares sold .......   (281,798,033)   (207,118)  (223,887,899)  (15,752,393)
                                             ------------   ---------   ------------   -----------
      Realized gain (loss)
         on investments ..................   (137,589,464)     20,004     22,384,181    (3,076,782)
   Change in unrealized gain (loss)
      on investments .....................    305,059,557   1,241,220     24,568,742    23,651,221
                                             ------------   ---------   ------------   -----------
      Net gain (loss) on investments .....    167,470,093   1,261,224     46,952,923    20,574,439
                                             ------------   ---------   ------------   -----------
   Reinvested capital gains ..............             --          --             --            --
                                             ------------   ---------   ------------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    161,616,479   1,188,054     58,805,666    20,397,965
                                             ============   =========   ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       FidVIPOvS2R    FidVIPOvSR    FidVIPConS   FidVIPCon2
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................   $   22,601       178,307      1,904,295      12,476
   Mortality and expense risk charges (note 2) .....      (87,101)     (374,241)    (6,411,878)   (152,712)
                                                       ----------    ----------    -----------   ---------
      Net investment income (loss) .................      (64,500)     (195,934)    (4,507,583)   (140,236)
                                                       ----------    ----------    -----------   ---------

   Proceeds from mutual fund shares sold ...........      405,030     1,646,509     73,156,320     192,263
   Cost of mutual fund shares sold .................     (350,218)   (1,949,327)   (96,377,067)   (160,674)
                                                       ----------    ----------    -----------   ---------
      Realized gain (loss) on investments ..........       54,812      (302,818)   (23,220,747)     31,589
   Change in unrealized gain (loss)
      on investments ...............................    2,035,086    14,003,683    162,538,409   2,412,240
                                                       ----------    ----------    -----------   ---------
      Net gain (loss) on investments ...............    2,089,898    13,700,865    139,317,662   2,443,829
                                                       ----------    ----------    -----------   ---------
   Reinvested capital gains ........................           --            --             --          --
                                                       ----------    ----------    -----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $2,025,398    13,504,931    134,810,079   2,303,593
                                                       ==========    ==========    ===========   =========

                                                       FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS
                                                       -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................           --        570,743        7,130             --
   Mortality and expense risk charges (note 2) .....      (34,382)      (960,323)     (88,219)      (279,775)
                                                       ----------     ----------    ---------    -----------
      Net investment income (loss) .................      (34,382)      (389,580)     (81,089)      (279,775)
                                                       ----------     ----------    ---------    -----------

   Proceeds from mutual fund shares sold ...........    3,415,713     17,755,972       78,648     62,494,423
   Cost of mutual fund shares sold .................   (3,409,877)   (32,042,832)     (67,972)   (55,742,160)
                                                       ----------     ----------    ---------    -----------
      Realized gain (loss) on investments ..........        5,836    (14,286,860)      10,676      6,752,263
   Change in unrealized gain (loss)
      on investments ...............................      149,709     36,481,667    1,878,669      1,985,566
                                                       ----------     ----------    ---------    -----------
      Net gain (loss) on investments ...............      155,545     22,194,807    1,889,345      8,737,829
                                                       ----------     ----------    ---------    -----------
   Reinvested capital gains ........................           --             --           --        293,422
                                                       ----------     ----------    ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      121,163     21,805,227    1,808,256      8,751,476
                                                       ==========     ==========    =========    ===========

                                                       FidVIPValS2   FHCapAp    FHGrInc     GVITCVal
                                                       -----------   -------   --------   -----------
Investment activity:
   Reinvested dividends ............................    $      --         --      4,416       557,082
   Mortality and expense risk charges (note 2) .....      (24,057)    (4,838)   (17,829)     (498,059)
                                                        ---------    -------   --------   -----------
      Net investment income (loss) .................      (24,057)    (4,838)   (13,413)       59,023
                                                        ---------    -------   --------   -----------

   Proceeds from mutual fund shares sold ...........      604,907     35,554    196,560     8,618,586
   Cost of mutual fund shares sold .................     (428,102)   (36,780)  (225,418)  (12,107,594)
                                                        ---------    -------   --------   -----------
      Realized gain (loss) on investments ..........      176,805     (1,226)   (28,858)   (3,489,008)
   Change in unrealized gain (loss)
      on investments ...............................      458,030    311,278    480,815    14,454,074
                                                        ---------    -------   --------   -----------
      Net gain (loss) on investments ...............      634,835    310,052    451,957    10,965,066
                                                        ---------    -------   --------   -----------
   Reinvested capital gains ........................       10,081         --         --            --
                                                        ---------    -------   --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 620,859    305,214    438,544    11,024,089
                                                        =========    =======   ========   ===========

                                                       GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                       -----------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends ............................            --       990,434        21,964        105,242
   Mortality and expense risk charges (note 2) .....       (24,580)   (2,528,709)      (42,112)      (228,405)
                                                       -----------   -----------    ----------     ----------
      Net investment income (loss) .................       (24,580)   (1,538,275)      (20,148)      (123,163)
                                                       -----------   -----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........    56,719,439    54,387,276       986,158      7,491,336
   Cost of mutual fund shares sold .................   (55,832,901)  (61,441,014)   (1,168,281)    (6,065,465)
                                                       -----------   -----------    ----------     ----------
      Realized gain (loss) on investments ..........       886,538    (7,053,738)     (182,123)     1,425,871
   Change in unrealized gain (loss)
      on investments ...............................       475,421    68,228,073     2,015,695      8,314,911
                                                       -----------   -----------    ----------     ----------
      Net gain (loss) on investments ...............     1,361,959    61,174,335     1,833,572      9,740,782
                                                       -----------   -----------    ----------     ----------
   Reinvested capital gains ........................            --         1,510            --             --
                                                       -----------   -----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     1,337,379    59,637,570     1,813,424      9,617,619
                                                       ===========   ===========    ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        GVITFHiInc    GVITGlFin1   GVITGlFin3   GVITGlHlth
                                                       ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $ 13,386,034         127        21,713          --
   Mortality and expense risk charges (note 2) .....     (2,104,438)       (309)      (41,421)       (252)
                                                       ------------     -------    ----------     -------
      Net investment income (loss) .................     11,281,596        (182)      (19,708)       (252)
                                                       ------------     -------    ----------     -------

   Proceeds from mutual fund shares sold ...........    109,404,187      15,125     2,409,540      29,386
   Cost of mutual fund shares sold .................   (107,373,170)    (11,117)   (2,278,731)    (28,998)
                                                       ------------     -------    ----------     -------
      Realized gain (loss) on investments ..........      2,031,017       4,008       130,809         388
   Change in unrealized gain (loss)
      on investments ...............................     19,103,214       1,626       522,299      (2,408)
                                                       ------------     -------    ----------     -------
      Net gain (loss) on investments ...............     21,134,231       5,634       653,108      (2,020)
                                                       ------------     -------    ----------     -------
   Reinvested capital gains ........................             --       3,062       517,212       7,076
                                                       ------------     -------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 32,415,827       8,514     1,150,612       4,804
                                                       ============     =======    ==========     =======

                                                       GVITGlHlth3    GVITGlTech   GVITGlTech3   GVITGlUtl1
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................            --           --            --         241
   Mortality and expense risk charges (note 2) .....      (202,814)     (41,758)     (151,185)       (555)
                                                       -----------   ----------    ----------     -------
      Net investment income (loss) .................      (202,814)     (41,758)     (151,185)       (314)
                                                       -----------   ----------    ----------     -------

   Proceeds from mutual fund shares sold ...........    10,904,688      908,258     4,466,332      17,476
   Cost of mutual fund shares sold .................   (9,440,970)   (1,363,589)   (3,810,806)    (13,807)
                                                       -----------   ----------    ----------     -------
      Realized gain (loss) on investments ..........     1,463,718     (455,331)      655,526       3,669
   Change in unrealized gain (loss)
      on investments ...............................       663,347    1,931,708     3,054,545       6,261
                                                       -----------   ----------    ----------     -------
      Net gain (loss) on investments ...............     2,127,065    1,476,377     3,710,071       9,930
                                                       -----------   ----------    ----------     -------
   Reinvested capital gains ........................     2,172,271           --            --          --
                                                       -----------   ----------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,096,522    1,434,619     3,558,886       9,616
                                                       ===========   ==========    ==========     =======

                                                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2    GVITGrowth
                                                       -----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $    11,905     30,427,689      618,833        17,887
   Mortality and expense risk charges (note 2) .....       (22,173)   (11,524,345)    (366,006)     (936,298)
                                                       -----------   ------------   ----------   -----------
      Net investment income (loss) .................       (10,268)    18,903,344      252,827      (918,411)
                                                       -----------   ------------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     1,024,639    339,165,776    5,150,524    32,651,874
   Cost of mutual fund shares sold .................    (1,003,585)  (324,331,735)  (5,226,660)  (57,087,694)
                                                       -----------   ------------   ----------   -----------
      Realized gain (loss) on investments ..........        21,054     14,834,041      (76,136)  (24,435,820)
   Change in unrealized gain (loss)
      on investments ...............................       381,561    (27,948,772)    (306,298)   49,323,053
                                                       -----------   ------------   ----------   -----------
      Net gain (loss) on investments ...............       402,615    (13,114,731)    (382,434)   24,887,233
                                                       -----------   ------------   ----------   -----------
   Reinvested capital gains ........................            --      1,365,121       26,042            --
                                                       -----------   ------------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   392,347      7,153,734     (103,565)   23,968,822
                                                       ===========   ============   ==========   ===========

                                                        GVITIDAgg     GVITIDCon     GVITIDMod   GVITIDModAgg
                                                       -----------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................       405,292     2,443,450    4,083,940     1,454,336
   Mortality and expense risk charges (note 2) .....      (386,302)   (1,291,393)  (2,815,090)   (1,300,069)
                                                       -----------   -----------   ----------    ----------
      Net investment income (loss) .................        18,990     1,152,057    1,268,850       154,267
                                                       -----------   -----------   ----------    ----------

   Proceeds from mutual fund shares sold ...........    13,242,305    22,363,564    6,663,411     7,999,527
   Cost of mutual fund shares sold .................   (11,814,356)  (22,109,469)  (7,303,008)   (8,650,691)
                                                       -----------   -----------   ----------    ----------
      Realized gain (loss) on investments ..........     1,427,949       254,095     (639,597)     (651,164)
   Change in unrealized gain (loss)
      on investments ...............................     6,533,904     4,799,618   39,411,597    24,330,093
                                                       -----------   -----------   ----------    ----------
      Net gain (loss) on investments ...............     7,961,853     5,053,713   38,772,000    23,678,929
                                                       -----------   -----------   ----------    ----------
   Reinvested capital gains ........................       499,696       421,643      121,231            --
                                                       -----------   -----------   ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     8,480,539     6,627,413   40,162,081    23,833,196
                                                       ===========   ===========   ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITIDModCon   GVITIntGro   GVITIntGro3    GVITJPBal
                                                       ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $ 2,660,162           --            --      2,462,184
   Mortality and expense risk charges (note 2) .....    (1,583,692)     (13,025)      (34,451)    (1,651,213)
                                                       -----------     --------     ---------    -----------
      Net investment income (loss) .................     1,076,470      (13,025)      (34,451)       810,971
                                                       -----------     --------     ---------    -----------

   Proceeds from mutual fund shares sold ...........     8,104,057      267,081       778,939      9,006,835
   Cost of mutual fund shares sold .................    (8,237,542)    (347,737)     (645,147)   (11,312,555)
                                                       -----------     --------     ---------    -----------
      Realized gain (loss) on investments ..........      (133,485)     (80,656)      133,792     (2,305,720)
   Change in unrealized gain (loss)
      on investments ...............................    13,774,622      406,944       873,110     23,721,662
                                                       -----------     --------     ---------    -----------
      Net gain (loss) on investments ...............    13,641,137      326,288     1,006,902     21,415,942
                                                       -----------     --------     ---------    -----------
   Reinvested capital gains ........................       250,496           --            --             --
                                                       -----------     --------     ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $14,968,103      313,263       972,451     22,226,913
                                                       ===========     ========     =========    ===========

                                                       GVITSMdCpGr      GVITMyMkt      GVITNWFund   GVITNWFund2
                                                       -----------   --------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................            --        6,073,201     2,249,395       7,540
   Mortality and expense risk charges (note 2) .....      (994,278)     (11,531,541)   (4,426,135)    (34,041)
                                                       -----------   --------------   -----------    --------
      Net investment income (loss) .................      (994,278)      (5,458,340)   (2,176,740)    (26,501)
                                                       -----------   --------------   -----------    --------

   Proceeds from mutual fund shares sold ...........    83,942,440    2,587,771,745    42,052,257     184,918
   Cost of mutual fund shares sold .................   (90,987,881)  (2,587,771,745)  (93,098,911)   (170,649)
                                                       -----------   --------------   -----------    --------
      Realized gain (loss) on investments ..........    (7,045,441)              --   (51,046,654)     14,269
   Change in unrealized gain (loss)
      on investments ...............................    33,794,357               --   147,784,824     450,162
                                                       -----------   --------------   -----------    --------
      Net gain (loss) on investments ...............    26,748,916               --    96,738,170     464,431
                                                       -----------   --------------   -----------    --------
   Reinvested capital gains ........................            --               --            --          --
                                                       -----------   --------------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    25,754,638       (5,458,340)   94,561,430     437,930
                                                       ===========   ==============   ===========    ========

                                                       GVITLead    GVITLead3   GVITNStrVal    GVITSmCapGr
                                                       --------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................   $     7        12,365        4,054              --
   Mortality and expense risk charges (note 2) .....       (39)      (73,109)    (119,209)     (1,079,419)
                                                       -------    ----------   ----------    ------------
      Net investment income (loss) .................       (32)      (60,744)    (115,155)     (1,079,419)
                                                       -------    ----------   ----------    ------------

   Proceeds from mutual fund shares sold ...........     3,089     3,697,372    2,441,731     124,531,776
   Cost of mutual fund shares sold .................    (3,179)   (3,668,616)  (3,028,857)   (123,417,209)
                                                       -------    ----------   ----------    ------------
      Realized gain (loss) on investments ..........       (90)       28,756     (587,126)      1,114,567
   Change in unrealized gain (loss)
      on investments ...............................       845     1,207,972    4,323,916      23,912,585
                                                       -------    ----------   ----------    ------------
      Net gain (loss) on investments ...............       755     1,236,728    3,736,790      25,027,152
                                                       -------    ----------   ----------    ------------
   Reinvested capital gains ........................        --            --           --              --
                                                       -------    ----------   ----------    ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   723     1,175,984    3,621,635      23,947,733
                                                       =======    ==========   ==========    ============

                                                       GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2    GVITSmComp
                                                       ------------   ------------   -------------   ------------
Investment activity:
   Reinvested dividends ............................            --           1,600           --                --
   Mortality and expense risk charges (note 2) .....       (23,187)     (3,928,147)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------
      Net investment income (loss) .................       (23,187)     (3,926,547)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------

   Proceeds from mutual fund shares sold ...........     1,735,744     164,957,326      163,572       140,643,742
   Cost of mutual fund shares sold .................    (1,752,179)   (193,392,425)    (141,122)     (150,486,401)
                                                        ----------    ------------     --------      ------------
      Realized gain (loss) on investments ..........       (16,435)    (28,435,099)      22,450        (9,842,659)
   Change in unrealized gain (loss)
      on investments ...............................       405,858     180,413,361      874,628        99,894,575
                                                        ----------    ------------     --------      ------------
      Net gain (loss) on investments ...............       389,423     151,978,262      897,078        90,051,916
                                                        ----------    ------------     --------      ------------
   Reinvested capital gains ........................            --              --           --                --
                                                        ----------    ------------     --------      ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       366,236     148,051,715      865,221        87,050,447
                                                        ==========    ============     ========      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro
                                                       -----------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends ............................   $       --           --              --          --
   Mortality and expense risk charges (note 2) .....      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------
      Net investment income (loss) .................      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------

   Proceeds from mutual fund shares sold ...........       92,725      561,771       1,587,385      11,317
   Cost of mutual fund shares sold .................      (84,067)    (733,293)     (1,328,569)    (10,776)
                                                       ----------     --------      ----------     -------
      Realized gain (loss) on investments ..........        8,658     (171,522)        258,816         541
   Change in unrealized gain (loss)
      on investments ...............................    1,089,488      857,450         764,906       1,870
                                                       ----------     --------      ----------     -------
      Net gain (loss) on investments ...............    1,098,146      685,928       1,023,722       2,411
                                                       ----------     --------      ----------     -------
   Reinvested capital gains ........................           --           --              --       3,768
                                                       ----------     --------      ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,044,971      666,526         989,728       5,962
                                                       ==========     ========      ==========     =======

                                                       GVITUSGro3   GVITVKMultiSec    GVITWLead    GVITWLead3
                                                       ----------   --------------   -----------   ----------
Investment activity:
   Reinvested dividends ............................           --      8,952,064              --          --
   Mortality and expense risk charges (note 2) .....     (274,730)    (2,018,375)       (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------
      Net investment income (loss) .................     (274,730)     6,933,689        (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------

   Proceeds from mutual fund shares sold ...........    7,577,573     53,157,072      70,383,574     693,979
   Cost of mutual fund shares sold .................   (7,620,337)   (51,906,327)    (70,879,805)   (556,548)
                                                       ----------    -----------     -----------    --------
      Realized gain (loss) on investments ..........      (42,764)     1,250,745        (496,231)    137,431
   Change in unrealized gain (loss)
      on investments ...............................    4,809,529      8,910,527       7,452,657     785,310
                                                       ----------    -----------     -----------    --------
      Net gain (loss) on investments ...............    4,766,765     10,161,272       6,956,426     922,741
                                                       ----------    -----------     -----------    --------
   Reinvested capital gains ........................    2,777,953             --              --          --
                                                       ----------    -----------     -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    7,269,988     17,094,961       6,696,408     888,874
                                                       ==========    ===========     ===========    ========

                                                       JanBal     JanCapAp     JanGlTechS2    JanGlTech
                                                       ------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................    $--          550,722           --             --
   Mortality and expense risk charges (note 2) .....     (1)      (2,900,091)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------
      Net investment income (loss) .................     (1)      (2,349,369)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------

   Proceeds from mutual fund shares sold ...........      1      110,406,733    4,042,941     15,315,835
   Cost of mutual fund shares sold .................     (1)    (159,671,119)  (4,478,788)   (20,272,011)
                                                        ---     ------------   ----------    -----------
      Realized gain (loss) on investments ..........     --      (49,264,386)    (435,847)    (4,956,176)
   Change in unrealized gain (loss)
      on investments ...............................     23       90,961,579    7,053,682     27,225,442
                                                        ---     ------------   ----------    -----------
      Net gain (loss) on investments ...............     23       41,697,193    6,617,835     22,269,266
                                                        ---     ------------   ----------    -----------
   Reinvested capital gains ........................     --               --           --             --
                                                        ---     ------------   ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $22       39,347,824    6,401,548     21,547,227
                                                        ===     ============   ==========    ===========

                                                       JanIntGroS2    JanIntGro    JanRMgLgCap   MFSMidCapGrS
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................      397,242      1,119,620         825             --
   Mortality and expense risk charges (note 2) .....     (508,286)    (1,436,802)     (2,888)       (52,820)
                                                       ----------    -----------    --------       --------
      Net investment income (loss) .................     (111,044)      (317,182)     (2,063)       (52,820)
                                                       ----------    -----------    --------       --------

   Proceeds from mutual fund shares sold ...........    3,520,765     32,050,723     150,363        174,025
   Cost of mutual fund shares sold .................   (4,015,352)   (39,641,725)   (148,691)      (152,945)
                                                       ----------    -----------    --------       --------
      Realized gain (loss) on investments ..........     (494,587)    (7,591,002)      1,672         21,080
   Change in unrealized gain (loss)
      on investments ...............................   13,652,619     41,091,664      76,003        897,208
                                                       ----------    -----------    --------       --------
      Net gain (loss) on investments ...............   13,158,032     33,500,662      77,675        918,288
                                                       ----------    -----------    --------       --------
   Reinvested capital gains ........................           --             --          --             --
                                                       ----------    -----------    --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   13,046,988     33,183,480      75,612        865,468
                                                       ==========    ===========    ========       ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       MFSNewDiscS    MFSValS   NBAMTFasc   NBAMTFocus
                                                       -----------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ............................    $     --        3,753          --          --
   Mortality and expense risk charges (note 2) .....     (24,150)     (43,594)    (19,068)    (10,525)
                                                        --------     --------    --------    --------
      Net investment income (loss) .................     (24,150)     (39,841)    (19,068)    (10,525)
                                                        --------     --------    --------    --------

   Proceeds from mutual fund shares sold ...........      47,762      124,572     547,326     213,704
   Cost of mutual fund shares sold .................     (38,152)    (122,461)   (457,004)   (159,073)
                                                        --------     --------    --------    --------
      Realized gain (loss) on investments ..........       9,610        2,111      90,322      54,631
   Change in unrealized gain (loss)
      on investments ...............................     408,079      633,192     204,154     263,714
                                                        --------     --------    --------    --------
      Net gain (loss) on investments ...............     417,689      635,303     294,476     318,345
                                                        --------     --------    --------    --------
   Reinvested capital gains ........................          --           --         709       5,724
                                                        --------     --------    --------    --------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    $393,539      595,462     276,117     313,544
                                                        ========     ========    ========    ========

                                                        NBAMTGuard    NBAMTLMat     NBAMTMCGr      NBAMTPart
                                                       -----------   ----------   ------------   ------------
Investment activity:
   Reinvested dividends ............................       867,262      881,804             --             --
   Mortality and expense risk charges (note 2) .....    (1,172,073)    (112,757)    (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------
      Net investment income (loss) .................      (304,811)     769,047     (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------

   Proceeds from mutual fund shares sold ...........    32,585,029    8,207,477    125,967,881    122,686,125
   Cost of mutual fund shares sold .................   (41,493,036)  (8,320,633)  (142,159,142)  (115,321,134)
                                                       -----------   ----------   ------------   ------------
      Realized gain (loss) on investments ..........    (8,908,007)    (113,156)   (16,191,261)     7,364,991
   Change in unrealized gain (loss)
      on investments ...............................    36,216,891     (438,554)    55,761,998     21,274,751
                                                       -----------   ----------   ------------   ------------
      Net gain (loss) on investments ...............    27,308,884     (551,710)    39,570,737     28,639,742
                                                       -----------   ----------   ------------   ------------
   Reinvested capital gains ........................            --           --             --             --
                                                       -----------   ----------   ------------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    27,004,073      217,337     37,612,682     27,538,585
                                                       ===========   ==========   ============   ============

                                                         OppAggGro       OppCapAp     OppCapApS    OppGlSec3
                                                       -------------   ------------   ---------   ----------
Investment activity:
   Reinvested dividends ............................   $          --      1,574,892      14,160           --
   Mortality and expense risk charges (note 2) .....      (2,178,625)    (4,933,138)    (98,119)    (473,209)
                                                       -------------   ------------   ---------   ----------
      Net investment income (loss) .................      (2,178,625)    (3,358,246)    (83,959)    (473,209)
                                                       -------------   ------------   ---------   ----------

   Proceeds from mutual fund shares sold ...........     126,388,266    116,477,458     371,554    4,051,744
   Cost of mutual fund shares sold .................    (153,051,180)  (196,175,716)   (337,848)  (3,974,185)
                                                       -------------   ------------   ---------   ----------
      Realized gain (loss) on investments ..........     (26,662,914)   (79,698,258)     33,706       77,559
   Change in unrealized gain (loss)
      on investments ...............................      67,607,605    189,268,030   1,502,096   18,123,498
                                                       -------------   ------------   ---------   ----------
      Net gain (loss) on investments ...............      40,944,691    109,569,772   1,535,802   18,201,057
                                                       -------------   ------------   ---------   ----------
   Reinvested capital gains ........................              --             --          --           --
                                                       -------------   ------------   ---------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $  38,766,066    106,211,526   1,451,843   17,727,848
                                                       =============   ============   =========   ==========

Investment activity:                                     OppGlSec     OppGlSecS     OppMSFund     OppMSFundS
                                                       ------------   ----------   ------------   ----------
   Reinvested dividends ............................      1,817,117       36,856      3,175,056       42,877
   Mortality and expense risk charges (note 2) .....     (2,328,736)    (111,603)    (4,128,787)    (112,801)
                                                       ------------   ----------   ------------    ---------
      Net investment income (loss) .................       (511,619)     (74,747)      (953,731)     (69,924)
                                                       ------------   ----------   ------------    ---------

   Proceeds from mutual fund shares sold ...........    466,651,199    1,888,861     82,597,484      152,488
   Cost of mutual fund shares sold .................   (468,780,690)  (1,689,558)  (115,377,743)    (140,060)
                                                       ------------   ----------   ------------    ---------
      Realized gain (loss) on investments ..........     (2,129,491)     199,303    (32,780,259)      12,428
   Change in unrealized gain (loss)
      on investments ...............................     67,777,262    2,247,010    111,900,491    1,616,439
                                                       ------------   ----------   ------------    ---------
      Net gain (loss) on investments ...............     65,647,771    2,446,313     79,120,232    1,628,867
                                                       ------------   ----------   ------------    ---------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------    ---------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     65,136,152    2,371,566     78,166,501    1,558,943
                                                       ============   ==========   ============    =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppMSSmCapS   OppStratBdS     StOpp2       VEWrldEMkt
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................       $ --         116,598        140,036         80,011
   Mortality and expense risk charges (note 2) .....         (3)        (64,487)    (2,233,650)      (587,858)
                                                           ----        --------    -----------   ------------
      Net investment income (loss) .................         (3)         52,111     (2,093,614)      (507,847)
                                                           ----        --------    -----------   ------------

   Proceeds from mutual fund shares sold ...........          3         372,348     33,819,533    671,068,571
   Cost of mutual fund shares sold .................         (3)       (339,283)   (46,491,811)  (654,678,168)
                                                           ----        --------    -----------   ------------
      Realized gain (loss) on investments ..........         --          33,065    (12,672,278)    16,390,403
   Change in unrealized gain (loss)
      on investments ...............................        130         407,735     69,158,636      7,721,999
                                                           ----        --------    -----------   ------------
      Net gain (loss) on investments ...............        130         440,800     56,486,358     24,112,402
                                                           ----        --------    -----------   ------------
   Reinvested capital gains ........................         --              --             --             --
                                                           ----        --------    -----------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       $127         492,911     54,392,744     23,604,555
                                                           ====        ========    ===========   ============

                                                        VEWrldHAs      VKCom2    VKEmGr2   VKCorPlus2
                                                       -----------   ---------   -------   ----------
Investment activity:
   Reinvested dividends ............................        87,893      64,104        --         49
   Mortality and expense risk charges (note 2) .....      (237,247)   (206,129)  (37,738)    (1,183)
                                                       -----------   ---------   -------     ------
      Net investment income (loss) .................      (149,354)   (142,025)  (37,738)    (1,134)
                                                       -----------   ---------   -------     ------

   Proceeds from mutual fund shares sold ...........    49,341,775     365,026    82,870        894
   Cost of mutual fund shares sold .................   (44,732,783)   (306,585)  (74,893)      (898)
                                                       -----------   ---------   -------     ------
      Realized gain (loss) on investments ..........     4,608,992      58,441     7,977         (4)
   Change in unrealized gain (loss)
      on investments ...............................     3,939,885   3,208,623   487,756      1,716
                                                       -----------   ---------   -------     ------
      Net gain (loss) on investments ...............     8,548,877   3,267,064   495,733      1,712
                                                       -----------   ---------   -------     ------
   Reinvested capital gains ........................            --          --        --        619
                                                       -----------   ---------   -------     ------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     8,399,523   3,125,039   457,995      1,197
                                                       ===========   =========   =======     ======

                                                          VKEmMkt     VKMidCapG    VKUSRealEst    VicDivrStk
                                                       ------------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $         --           --             --       61,164
   Mortality and expense risk charges (note 2) .....       (635,488)    (192,801)    (2,303,244)    (223,508)
                                                       ------------   ----------   ------------   ----------
      Net investment income (loss) .................       (635,488)    (192,801)    (2,303,244)    (162,344)
                                                       ------------   ----------   ------------   ----------

   Proceeds from mutual fund shares sold ...........     77,362,033    4,119,363    125,522,190    1,172,824
   Cost of mutual fund shares sold .................    (70,802,104)  (5,549,148)  (127,491,639)  (1,391,987)
                                                       ------------   ----------   ------------   ----------
      Realized gain (loss) on investments ..........      6,559,929   (1,429,785)    (1,969,449)    (219,163)
   Change in unrealized gain (loss)
      on investments ...............................      5,926,638    6,415,127     61,752,307    5,413,740
                                                       ------------   ----------   ------------   ----------
      Net gain (loss) on investments ...............     12,486,567    4,985,342     59,782,858    5,194,577
                                                       ------------   ----------   ------------   ----------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $ 11,851,079    4,792,541     57,479,614    5,032,233
                                                       ============   ==========   ============   ==========

                                                       VicInvQBd   VicSmCoOpp   WRAsStrat      WRBal
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................      39,346         951     1,297,613      573,227
   Mortality and expense risk charges (note 2) .....     (11,335)    (21,346)   (1,321,412)    (919,182)
                                                        --------    --------    ----------   ----------
      Net investment income (loss) .................      28,011     (20,395)      (23,799)    (345,955)
                                                        --------    --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........     190,780     131,590     1,334,833    1,018,382
   Cost of mutual fund shares sold .................    (181,399)   (116,294)   (1,319,380)  (1,131,963)
                                                        --------    --------    ----------   ----------
      Realized gain (loss) on investments ..........       9,381      15,296        15,453     (113,581)
   Change in unrealized gain (loss)
      on investments ...............................     (54,157)    749,202     9,773,596   12,178,254
                                                        --------    --------    ----------   ----------
      Net gain (loss) on investments ...............     (44,776)    764,498     9,789,049   12,064,673
                                                        --------    --------    ----------   ----------
   Reinvested capital gains ........................      24,661          --       523,095           --
                                                        --------    --------    ----------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       7,896     744,103    10,288,345   11,718,718
                                                        ========    ========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        WRBnd        WRCoreEq     WRGrowth      WRHiInc
                                                    ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  4,842,092     1,681,259        3,006    4,990,274
   Mortality and expense risk charges (note 2)...     (1,425,291)   (2,791,391)  (3,135,114)    (775,680)
                                                    ------------   -----------   ----------   ----------
      Net investment income (loss) ..............      3,416,801    (1,110,132)  (3,132,108)   4,214,594
                                                    ------------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ........     17,069,782    13,654,888    1,421,520    8,191,131
   Cost of mutual fund shares sold ..............    (15,899,895)  (16,170,631)  (1,721,904)  (9,096,496)
                                                    ------------   -----------   ----------   ----------
      Realized gain (loss) on investments .......      1,169,887    (2,515,743)    (300,384)    (905,365)
   Change in unrealized gain (loss)
      on investments ............................     (1,651,626)   35,842,592   50,129,544    6,434,879
                                                    ------------   -----------   ----------   ----------
      Net gain (loss) on investments ............       (481,739)   33,326,849   49,829,160    5,529,514
                                                    ------------   -----------   ----------   ----------
   Reinvested capital gains .....................             --            --           --           --
                                                    ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  2,935,062    32,216,717   46,697,052    9,744,108
                                                    ============   ===========   ==========   ==========

                                                      WRIntl      WRLTBond       WRMMkt      WRSciTech
                                                    ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends .........................      771,766    1,196,424       186,087           --
   Mortality and expense risk charges (note 2)...     (546,914)    (509,245)     (493,492)    (911,347)
                                                    ----------   ----------   -----------   ----------
      Net investment income (loss) ..............      224,852      687,179      (307,405)    (911,347)
                                                    ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ........    3,453,658    4,398,122    32,901,907    1,087,247
   Cost of mutual fund shares sold ..............   (5,420,423)  (4,270,595)  (32,901,907)  (1,295,115)
                                                    ----------   ----------   -----------   ----------
      Realized gain (loss) on investments .......   (1,966,765)     127,527            --     (207,868)
   Change in unrealized gain (loss)
      on investments ............................   11,218,434     (226,663)           --   19,318,811
                                                    ----------   ----------   -----------   ----------
      Net gain (loss) on investments ............    9,251,669      (99,136)           --   19,110,943
                                                    ----------   ----------   -----------   ----------
   Reinvested capital gains .....................           --           --            --           --
                                                    ----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    9,476,521      588,043      (307,405)  18,199,596
                                                    ==========   ==========   ===========   ==========

                                                       WRSmCap       WRValue
                                                    ------------   ----------
Investment activity:
   Reinvested dividends .........................   $         --      538,653
   Mortality and expense risk charges (note 2)...     (1,375,892)    (977,105)
                                                    ------------   ----------
      Net investment income (loss) ..............     (1,375,892)    (438,452)
                                                    ------------   ----------

   Proceeds from mutual fund shares sold ........     15,421,411    2,432,970
   Cost of mutual fund shares sold ..............    (17,222,203)  (2,800,337)
                                                    ------------   ----------
      Realized gain (loss) on investments .......     (1,800,792)    (367,367)
   Change in unrealized gain (loss)
      on investments ............................     31,884,942   17,627,420
                                                    ------------   ----------
      Net gain (loss) on investments ............     30,084,150   17,260,053
                                                    ------------   ----------
   Reinvested capital gains                                   --           --
                                                    ------------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 28,708,258   16,821,601
                                                    ============   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                  Total                      AIMBal
                                                    --------------------------------   -----------------
                                                          2003             2002          2003      2002
                                                    ---------------   --------------   -------   -------
Investment activity:
   Net investment income (loss) .................   $    14,550,543       34,236,709     6,055     6,892
   Realized gain (loss) on investments ..........      (656,766,863)  (1,165,783,979)   (4,305)   (1,533)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857   (1,252,375,182)   90,536   (47,884)
   Reinvested capital gains .....................         9,284,332       63,306,597        --        --
                                                    ---------------   --------------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     2,681,545,869   (2,320,615,855)   92,286   (42,525)
                                                    ---------------   --------------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................     1,837,057,967    3,247,590,435   310,141   426,637
   Transfers between funds ......................                --               --       494       (68)
   Redemptions (note 3) .........................    (1,389,508,484)  (1,979,290,511)  (29,247)  (14,153)
   Annuity benefits .............................        (3,008,693)      (1,983,118)       --        --
   Annual contract maintenance charges
      (note 2) ..................................          (347,576)        (345,695)       --        --
   Contingent deferred sales charges
      (note 2) ..................................       (23,634,457)     (25,987,412)      (30)       --
   Adjustments to maintain reserves .............        (1,809,052)        (591,110)      (55)      (50)
                                                    ---------------   --------------   -------   -------
         Net equity transactions ................       418,749,705    1,239,392,589   281,303   412,366
                                                    ---------------   --------------   -------   -------

Net change in contract owners' equity ...........     3,100,295,574   (1,081,223,266)  373,589   369,841
Contract owners' equity beginning
   of period ....................................    11,867,051,526   12,948,274,792   369,841        --
                                                    ---------------   --------------   -------   -------
Contract owners' equity end of period ...........   $14,967,347,100   11,867,051,526   743,430   369,841
                                                    ===============   ==============   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     1,263,729,276    1,169,724,887    45,020        --
                                                    ---------------   --------------   -------   -------
   Units purchased ..............................     1,138,663,843      344,046,045    37,379    46,472
   Units redeemed ...............................    (1,095,558,412)    (250,041,656)   (3,459)   (1,452)
                                                    ---------------   --------------   -------   -------
   Ending units .................................     1,306,834,707    1,263,729,276    78,940    45,020
                                                    ===============   ==============   =======   =======

                                                          AIMBValue2            AIMBlueCh
                                                    ---------------------   -----------------
                                                       2003        2002       2003      2002
                                                    ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .................     (95,412)     (7,418)   (3,849)     (910)
   Realized gain (loss) on investments ..........      77,955      (4,224)     (997)   (2,139)
   Change in unrealized gain (loss)
      on investments ............................   1,652,838     (18,608)   71,907   (16,194)
   Reinvested capital gains .....................          --          --        --        --
                                                    ---------   ---------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   1,635,381     (30,250)   67,061   (19,243)
                                                    ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................   3,672,413   2,357,205   148,160   177,745
   Transfers between funds ......................    (111,147)    (58,743)   (2,034)       --
   Redemptions (note 3) .........................    (116,611)     (7,993)   (5,809)   (4,535)
   Annuity benefits .............................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..................................          --          --        --        --
   Contingent deferred sales charges
      (note 2) ..................................      (1,912)         --      (103)     (207)
   Adjustments to maintain reserves .............        (194)        (17)      (53)       (8)
                                                    ---------   ---------   -------   -------
         Net equity transactions ................   3,442,549   2,290,452   140,161   172,995
                                                    ---------   ---------   -------   -------

Net change in contract owners' equity ...........   5,077,930   2,260,202   207,222   153,752
Contract owners' equity beginning
   of period ....................................   2,260,202          --   153,752        --
                                                    ---------   ---------   -------   -------
Contract owners' equity end of period ...........   7,338,132   2,260,202   360,974   153,752
                                                    =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     298,956          --    21,069        --
                                                    ---------   ---------   -------   -------
   Units purchased ..............................     540,423     307,186    20,143    21,593
   Units redeemed ...............................     (97,877)     (8,230)   (1,032)     (524)
                                                    ---------   ---------   -------   -------
   Ending units .................................     741,502     298,956    40,180    21,069
                                                    =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 AIMCapAp            AIMCapAp2            AIMCoreEq          AIMPreEq
                                            -----------------   -------------------   ----------------   -----------------
                                              2003      2002       2003       2002      2003     2002      2003      2002
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) .........   $   (787)     (67)    (23,587)   (1,648)     (133)      39    (3,900)   (1,030)
   Realized gain (loss) on investments ..        (73)    (737)     12,139      (121)     (120)     (24)   (6,340)   (4,137)
   Change in unrealized gain (loss)
      on investments ....................     18,849     (934)    348,804   (13,728)   23,498   (3,012)   90,266   (41,950)
   Reinvested capital gains .............         --       --          --        --        --       --        --        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     17,989   (1,738)    337,356   (15,497)   23,245   (2,997)   80,026   (47,117)
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     64,709   34,294     969,430   514,843    69,404   63,735    55,146   379,837
   Transfers between funds ..............          8       --     (32,468)   (3,381)       --       --       576       173
   Redemptions (note 3) .................     (1,047)  (2,330)    (29,714)      (19)   (6,308)      --   (28,896)  (11,503)
   Annuity benefits .....................         --       --          --        --        --       --        --        --
   Annual contract maintenance charges
      (note 2) ..........................         --       --          --        --        --       --        --        --
   Contingent deferred sales charges
      (note 2) ..........................         (8)      --        (669)       --        --       --    (1,670)     (326)
   Adjustments to maintain reserves .....        (14)     (11)       (103)      (25)     (380)     347       (22)      (51)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
         Net equity transactions ........     63,648   31,953     906,476   511,418    62,716   64,082    25,134   368,130
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Net change in contract owners' equity ...     81,637   30,215   1,243,832   495,921    85,961   61,085   105,160   321,013
Contract owners' equity beginning
   of period ............................     30,215       --     495,921        --    61,085       --   321,013        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Contract owners' equity end of period ...   $111,852   30,215   1,739,753   495,921   147,046   61,085   426,173   321,013
                                            ========   ======   =========   =======   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................      3,915       --      62,716        --     7,344       --    46,242        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Units purchased ......................      7,641    4,164     124,117    63,127     7,810    7,344     7,696    47,601
   Units redeemed .......................       (124)    (249)    (13,414)     (411)     (650)      --    (4,173)   (1,359)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Ending units .........................     11,432    3,915     173,419    62,716    14,504    7,344    49,765    46,242
                                            ========   ======   =========   =======   =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  AIMPreEq2             AlGrIncB
                                            --------------------   -------------------
                                               2003        2002       2003       2002
                                            ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .........   $  (18,730)       51     (22,604)   (2,355)
   Realized gain (loss) on investments ..       (7,103)      (18)      5,984       (32)
   Change in unrealized gain (loss)
      on investments ....................      295,660   (19,953)    646,304   (11,102)
   Reinvested capital gains .............           --        --          --        --
                                            ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      269,827   (19,920)    629,684   (13,489)
                                            ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      943,215   598,299   2,023,384   663,044
   Transfers between funds ..............       44,607        22     552,167      (104)
   Redemptions (note 3) .................      (33,446)   (1,475)    (58,372)   (1,504)
   Annuity benefits .....................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................         (583)       --      (1,127)       --
   Adjustments to maintain reserves .....          (92)      (16)        (80)      (18)
                                            ----------   -------   ---------   -------
         Net equity transactions ........      953,701   596,830   2,515,972   661,418
                                            ----------   -------   ---------   -------

Net change in contract owners' equity ...    1,223,528   576,910   3,145,656   647,929
Contract owners' equity beginning
   of period ............................      576,910        --     647,929        --
                                            ----------   -------   ---------   -------
Contract owners' equity end of period ...   $1,800,438   576,910   3,793,585   647,929
                                            ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................       75,225        --      82,504        --
                                            ----------   -------   ---------   -------
   Units purchased ......................      143,829    75,410     305,246    82,704
   Units redeemed .......................      (27,617)     (185)    (15,925)     (200)
                                            ----------   -------   ---------   -------
   Ending units .........................      191,437    75,225     371,825    82,504
                                            ==========   =======   =========   =======

                                                   AlPremGrB             AISmCapValB
                                            ---------------------   ---------------------
                                               2003        2002        2003        2002
                                            ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........     (51,785)     (4,060)    (48,915)     (4,227)
   Realized gain (loss) on investments ..       9,722      (1,140)     19,198         131
   Change in unrealized gain (loss)
      on investments ....................     620,884     (46,333)  1,396,054      31,302
   Reinvested capital gains .............          --          --      50,306          --
                                            ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     578,821     (51,533)  1,416,643      27,206
                                            ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,475,918   1,050,974   2,727,302   1,218,497
   Transfers between funds ..............      42,355     (10,475)    346,786      16,445
   Redemptions (note 3) .................    (155,233)     (5,869)    (74,761)       (898)
   Annuity benefits .....................          --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ..........................      (1,571)         --      (1,312)         --
   Adjustments to maintain reserves .....        (158)        (19)      5,668         (24)
                                            ---------   ---------   ---------   ---------
         Net equity transactions ........   2,361,311   1,034,611   3,003,683   1,234,020
                                            ---------   ---------   ---------   ---------

Net change in contract owners' equity ...   2,940,132     983,078   4,420,326   1,261,226
Contract owners' equity beginning
   of period ............................     983,078          --   1,261,226          --
                                            ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   3,923,210     983,078   5,681,552   1,261,226
                                            =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     126,001          --     153,160          --
                                            ---------   ---------   ---------   ---------
   Units purchased ......................     349,583     127,930     374,942     153,271
   Units redeemed .......................     (60,748)     (1,929)    (29,330)       (111)
                                            ---------   ---------   ---------   ---------
   Ending units .........................     414,836     126,001     498,772     153,160
                                            =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     ACVPIncGr                 ACVPIncGr2
                                            --------------------------   ---------------------
                                                2003           2002         2003        2002
                                            ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    182,941      (122,124)    (33,757)     (4,698)
   Realized gain (loss) on investments ..    (19,137,178)  (18,216,447)     48,829      14,994
   Change in unrealized gain (loss)
      on investments ....................     71,652,458   (33,864,481)    866,853     (25,818)
   Reinvested capital gains .............             --            --          --          --
                                            ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     52,698,221   (52,203,052)    881,925     (15,522)
                                            ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     17,160,432    36,320,285   2,671,859   1,305,416
   Transfers between funds ..............     13,139,872   (17,502,668)   (163,357)     (3,980)
   Redemptions (note 3) .................    (19,052,451)  (21,248,521)   (105,804)     (1,112)
   Annuity benefits .....................        (46,013)      (78,659)         --          --
   Annual contract maintenance charges
      (note 2) ..........................         (9,042)       (9,875)         --          --
   Contingent deferred sales charges
      (note 2) ..........................       (402,460)     (371,734)         --          --
   Adjustments to maintain reserves .....        (87,873)      (44,129)       (166)        (24)
                                            ------------   -----------   ---------   ---------
         Net equity transactions ........     10,702,465    (2,935,301)  2,402,532   1,300,300
                                            ------------   -----------   ---------   ---------

Net change in contract owners' equity ...     63,400,686   (55,138,353)  3,284,457   1,284,778
Contract owners' equity beginning
   of period ............................    188,958,653   244,097,006   1,284,778          --
                                            ------------   -----------   ---------   ---------
Contract owners' equity end of period ...   $252,359,339   188,958,653   4,569,235   1,284,778
                                            ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     20,008,742    20,431,056     157,252          --
                                            ------------   -----------   ---------   ---------
   Units purchased ......................      9,121,766     6,309,819     330,393     157,863
   Units redeemed .......................     (8,137,065)   (6,732,133)    (47,017)       (611)
                                            ------------   -----------   ---------   ---------
   Ending units .........................     20,993,443    20,008,742     440,628     157,252
                                            ============   ===========   =========   =========

                                               ACVPInflaPro              ACVPInt
                                            -----------------   -------------------------
                                               2003      2002       2003          2002
                                            ----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .........       34,514     --      (376,002)     (425,314)
   Realized gain (loss) on investments ..       36,660     --    (5,003,659)   (1,871,169)
   Change in unrealized gain (loss)
      on investments ....................      115,457     --    27,655,755   (30,230,542)
   Reinvested capital gains .............        3,707     --            --            --
                                            ----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      190,338     --    22,276,094   (32,527,025)
                                            ----------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    2,862,071     --       506,296     9,853,818
   Transfers between funds ..............   14,960,468     --   (15,656,984)  (23,319,233)
   Redemptions (note 3) .................     (582,252)    --    (7,723,124)  (51,575,813)
   Annuity benefits .....................       (1,230)    --       (37,245)      (29,683)
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (3,730)       (4,548)
   Contingent deferred sales charges
      (note 2) ..........................       (3,862)    --      (169,170)     (265,452)
   Adjustments to maintain reserves .....         (308)    --      (144,319)     (166,977)
                                            ----------    ---   -----------   -----------
         Net equity transactions ........   17,234,887     --   (23,228,276)  (65,507,888)
                                            ----------    ---   -----------   -----------

Net change in contract owners' equity ...   17,425,225     --      (952,182)  (98,034,913)
Contract owners' equity beginning
   of period ............................           --     --   117,523,192   215,558,105
                                            ----------    ---   -----------   -----------
Contract owners' equity end of period ...   17,425,225     --   116,571,010   117,523,192
                                            ==========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --    13,652,082    19,760,892
                                            ----------    ---   -----------   -----------
   Units purchased ......................    3,607,202     --        51,302       925,491
   Units redeemed .......................   (1,921,665)    --    (2,720,741)   (7,034,301)
                                            ----------    ---   -----------   -----------
   Ending units .........................    1,685,537     --    10,982,643    13,652,082
                                            ==========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACVPInt3                  ACVPUltra
                                            ------------------------   -----------------------
                                                2003         2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (232,973)    (186,417)    (114,859)     (27,469)
   Realized gain (loss) on investments ..      (890,040)    (520,994)     300,776     (765,494)
   Change in unrealized gain (loss)
      on investments ....................    11,522,819   (3,738,920)   1,788,190     (167,486)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    10,399,806   (4,446,331)   1,974,107     (960,449)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     8,966,612   12,011,037    3,874,722    2,059,687
   Transfers between funds ..............     5,653,968   28,723,519    7,326,262    3,654,235
   Redemptions (note 3) .................    (3,204,105)  (1,486,269)    (691,775)  (1,331,183)
   Annuity benefits .....................            --           --       (3,037)          --
   Annual contract maintenance charges
      (note 2) ..........................          (610)        (132)         (97)          (1)
   Contingent deferred sales charges
      (note 2) ..........................       (57,975)     (26,142)      (7,990)      (8,863)
   Adjustments to maintain reserves .....       131,888      147,751         (399)      (1,248)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    11,489,778   39,369,764   10,497,686    4,372,627
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    21,889,584   34,923,433   12,471,793    3,412,178
Contract owners' equity beginning
   of period ............................    34,923,433           --    3,412,178           --
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $56,813,017   34,923,433   15,883,971    3,412,178
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,339,185           --      427,070           --
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,929,664    4,491,934    2,230,184      507,766
   Units redeemed .......................    (1,530,172)    (152,749)  (1,057,774)     (80,696)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     5,738,677    4,339,185    1,599,480      427,070
                                            ===========   ==========   ==========   ==========

                                                 ACVPUltra2                ACVPVal
                                            -------------------   -------------------------
                                               2003       2002        2003          2002
                                            ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (36,419)   (2,029)     (803,590)   (1,393,909)
   Realized gain (loss) on investments ..       1,150    (5,561)  (11,453,737)   (3,706,212)
   Change in unrealized gain (loss)
      on investments ....................     492,031   (20,580)  112,313,929   (73,922,904)
   Reinvested capital gains .............          --        --            --    19,513,169
                                            ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     456,762   (28,170)  100,056,602   (59,509,856)
                                            ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,795,243   715,410    40,212,473   121,675,126
   Transfers between funds ..............     213,922   (19,623)    8,682,417    31,290,063
   Redemptions (note 3) .................     (37,519)   (1,715)  (30,265,743)  (37,009,582)
   Annuity benefits .....................          --        --       (55,597)      (34,970)
   Annual contract maintenance charges
      (note 2) ..........................          --        --        (6,990)       (4,820)
   Contingent deferred sales charges
      (note 2) ..........................        (666)       --      (563,147)     (576,090)
   Adjustments to maintain reserves .....        (106)       (9)       71,889         5,235
                                            ---------   -------   -----------   -----------
         Net equity transactions ........   1,970,874   694,063    18,075,302   115,344,962
                                            ---------   -------   -----------   -----------

Net change in contract owners' equity ...   2,427,636   665,893   118,131,904    55,835,106
Contract owners' equity beginning
   of period ............................     665,893        --   371,257,841   315,422,735
                                            ---------   -------   -----------   -----------
Contract owners' equity end of period ...   3,093,529   665,893   489,389,745   371,257,841
                                            =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      84,098        --    30,662,966    22,460,603
                                            ---------   -------   -----------   -----------
   Units purchased ......................     247,659    86,534    18,604,333     9,800,291
   Units redeemed .......................     (13,401)   (2,436)  (17,603,996)   (1,597,928)
                                            ---------   -------   -----------   -----------
   Ending units .........................     318,356    84,098    31,663,303    30,662,966
                                            =========   =======   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  ACVPVal2              BBTCapAp              BBTCapMAG             BBTGrInc
                                           ---------------------  --------------------  --------------------  --------------------
                                              2003        2002       2003       2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $  (64,652)    (9,241)   (20,151)    (4,330)   (13,138)    (6,702)    15,144      6,567
   Realized gain (loss) on investments...      18,037     (1,557)    (1,079)    (1,430)   (23,664)    (6,807)   (13,786)    (3,948)
   Change in unrealized gain (loss)
      on investments ....................   1,603,879     10,938    501,715   (104,483)   329,842   (158,483)   546,992   (146,535)
   Reinvested capital gains .............          --         --         --         --         --     13,663         --         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   1,557,264        140    480,485   (110,243)   293,040   (158,329)   548,350   (143,916)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   3,783,259  2,344,124    634,073  1,180,095    333,536  1,306,713  1,338,537  1,563,868
   Transfers between funds ..............     436,614     42,124     (2,862)      (438)       649         --      5,120      3,602
   Redemptions (note 3) .................    (177,312)   (11,704)  (104,759)   (20,355)  (170,905)   (29,284)  (109,417)   (25,354)
   Annuity benefits .....................          --         --         --         --         --         --         --         --
   Annual contract maintenance charges
      (note 2) ..........................          --         --         --         --         --         --         --         --
   Contingent deferred sales charges
      (note 2) ..........................      (3,460)      (208)    (3,092)      (172)    (7,882)      (560)    (2,902)      (437)
   Adjustments to maintain reserves .....        (235)       (46)      (228)       (76)       (95)       (54)      (308)      (112)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
         Net equity transactions ........   4,038,866  2,374,290    523,132  1,159,054    155,303  1,276,815  1,231,030  1,541,567
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net change in contract owners' equity ...   5,596,130  2,374,430  1,003,617  1,048,811    448,343  1,118,486  1,779,380  1,397,651
Contract owners' equity beginning
   of period ............................   2,374,430         --  1,048,811         --  1,118,486         --  1,397,651         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  $7,970,560  2,374,430  2,052,428  1,048,811  1,566,829  1,118,486  3,177,031  1,397,651
                                           ==========  =========  =========  =========  =========  =========  =========  =========
CHANGES IN UNITS:
   Beginning units ......................     276,263         --    126,777         --    141,508         --    173,232         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Units purchased ......................     519,970    277,611     69,447    128,972     42,290    144,610    165,012    175,989
   Units redeemed .......................     (63,528)    (1,348)   (12,269)    (2,195)   (23,705)    (3,102)   (15,561)    (2,757)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Ending units .........................     732,705    276,263    183,955    126,777    160,093    141,508    322,683    173,232
                                           ==========  =========  =========  =========  =========  =========  =========  =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  BBTLgCoGr                CSGPVen
                                            --------------------   ----------------------
                                               2003        2002       2003        2002
                                            ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) .........   $  (18,240)   (3,812)    (36,003)     (59,921)
   Realized gain (loss) on investments...      (13,956)   (2,494)   (329,887)    (654,877)
   Change in unrealized gain (loss)
      on investments ....................      349,913   (87,632)  1,734,142   (1,839,506)
   Reinvested capital gains .............           --        --          --           --
                                            ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      317,717   (93,938)  1,368,252   (2,554,304)
                                            ----------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      627,121   855,450      (4,326)      54,980
   Transfers between funds ..............          (22)       --    (433,771)  (1,939,144)
   Redemptions (note 3) .................      (35,776)  (10,754)   (398,971)    (500,965)
   Annuity benefits .....................           --        --          --           --
   Annual contract maintenance charges
      (note 2) ..........................           --        --         (71)         (85)
   Contingent deferred sales charges
      (note 2) ..........................         (720)     (103)    (11,302)      (8,761)
   Adjustments to maintain reserves .....         (262)     (148)     (4,034)         786
                                            ----------   -------   ---------   ----------
         Net equity transactions ........      590,341   844,445    (852,475)  (2,393,189)
                                            ----------   -------   ---------   ----------
Net change in contract owners' equity ...      908,058   750,507     515,777   (4,947,493)
Contract owners' equity beginning
   of period ............................      750,507        --   3,626,422    8,573,915
                                            ----------   -------   ---------   ----------
Contract owners' equity end of period ...   $1,658,565   750,507   4,142,199    3,626,422
                                            ==========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units ......................      106,392        --     572,102      881,184
                                            ----------   -------   ---------   ----------
   Units purchased ......................       87,522   107,713         544        7,125
   Units redeemed .......................       (7,532)   (1,321)   (124,994)    (316,207)
                                            ----------   -------   ---------   ----------
   Ending units .........................      186,382   106,392     447,652      572,102
                                            ==========   =======   =========   ==========

                                                    CSIntFoc                  CSLCapV
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      (43,997)    (130,246)     (38,451)     (21,834)
   Realized gain (loss) on investments...     (414,687)     405,561     (440,817)    (213,404)
   Change in unrealized gain (loss)
      on investments ....................    2,783,606   (2,715,624)   3,421,741   (4,689,583)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,324,922   (2,440,309)   2,942,473   (4,924,821)
                                            ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        7,577       95,306      240,886      285,138
   Transfers between funds ..............     (978,695)  (3,238,592)    (311,936)  (1,000,986)
   Redemptions (note 3) .................     (669,844)  (1,170,686)  (1,733,593)  (2,234,926)
   Annuity benefits .....................       (1,981)      (1,743)          --           --
   Annual contract maintenance charges
      (note 2) ..........................          (85)         (91)        (263)        (265)
   Contingent deferred sales charges
      (note 2) ..........................      (13,099)     (20,942)     (28,234)     (37,559)
   Adjustments to maintain reserves .....       (6,185)      (2,431)      (1,338)         949
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (1,662,312)  (4,339,179)  (1,834,478)  (2,987,649)
                                            ----------   ----------   ----------   ----------
Net change in contract owners' equity ...      662,610   (6,779,488)   1,107,995   (7,912,470)
Contract owners' equity beginning
   of period ............................    8,755,098   15,534,586   13,953,162   21,865,632
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...    9,417,708    8,755,098   15,061,157   13,953,162
                                            ==========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................    1,294,997    1,823,262    1,401,028    1,671,364
                                            ----------   ----------   ----------   ----------
   Units purchased ......................          802       11,671      192,486       26,123
   Units redeemed .......................     (239,209)    (539,936)    (372,348)    (296,459)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,056,590    1,294,997    1,221,166    1,401,028
                                            ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  DryELeadS           DrySmCapIxS           DrySRGroS              DrySRGro
                                           -------------------  ----------------------  ----------------  ------------------------
                                              2003       2002      2003        2002       2003     2002       2003         2002
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $  (16,332)  (1,346)   (158,389)    (37,669)  (4,243)    (494)  (1,315,993)  (1,563,448)
   Realized gain (loss) on investments...      11,273      269   2,315,489    (145,530)     (56)     (89) (31,002,625) (31,632,731)
   Change in unrealized gain (loss)
      on investments ....................     357,676    3,408   3,461,617      41,590   54,429   (6,227)  60,627,660  (28,139,109)
   Reinvested capital gains .............          --       --     204,927          --       --       --           --           --
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     352,617    2,331   5,823,644    (141,609)  50,130   (6,810)  28,309,042  (61,335,288)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     624,875  292,410   7,819,888  10,486,151  195,941  110,745    6,653,308   13,839,102
   Transfers between funds ..............     111,095    3,061  20,799,972     650,222   (1,971)      --   (8,645,842) (27,309,383)
   Redemptions (note 3) .................     (35,253)    (312) (2,425,236) (1,642,696)  (7,695)  (6,416) (10,793,344) (17,481,166)
   Annuity benefits .....................          --       --     (12,832)       (191)      --       --      (37,084)     (20,204)
   Annual contract maintenance charges
      (note 2) ..........................          --       --        (241)         (2)      --       --      (24,135)     (28,748)
   Contingent deferred sales charges
      (note 2) ..........................        (178)      --     (30,060)    (10,367)    (561)    (305)    (256,875)    (355,416)
   Adjustments to maintain reserves .....         (83)     (13)      7,764      (7,251)     (25)      (2)    (186,634)     100,739
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
         Net equity transactions ........     700,456  295,146  26,159,255   9,475,866  185,689  104,022  (13,290,606) (31,255,076)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Net change in contract owners' equity ...   1,053,073  297,477  31,982,899   9,334,257  235,819   97,212   15,018,436  (92,590,364)
Contract owners' equity beginning
   of period ............................     297,477       --   9,334,257          --   97,212       --  124,732,029  217,322,393
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Contract owners' equity end of period ...  $1,350,550  297,477  41,317,156   9,334,257  333,031   97,212  139,750,465  124,732,029
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

CHANGES IN UNITS:
   Beginning units ......................      38,847       --   1,223,668          --   12,952       --   15,948,771   19,487,708
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Units purchased ......................      97,998   38,888   7,791,273   1,380,965   25,658   13,661    3,706,169    1,582,340
   Units redeemed .......................     (14,719)     (41) (5,069,771)   (157,297)  (2,602)    (709)  (5,298,063)  (5,121,277)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Ending units .........................     122,126   38,847   3,945,170   1,223,668   36,008   12,952   14,356,877   15,948,771
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       DryStkIx                    DryVIFApp
                                           -----------------------------  ------------------------
                                                 2003           2002          2003        2002
                                           --------------  -------------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $    3,209,920      2,153,528      414,015      (62,503)
   Realized gain (loss) on investments...     (72,317,275)   (67,584,771)  (7,950,497) (10,859,382)
   Change in unrealized gain (loss)
      on investments ....................     289,514,476   (215,953,952)  36,817,443  (22,402,153)
   Reinvested capital gains .............              --             --           --           --
                                           --------------  -------------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     220,407,121   (281,385,195)  29,280,961  (33,324,038)
                                           --------------  -------------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      67,281,477    154,818,089   13,109,647   28,437,997
   Transfers between funds ..............     (19,221,419)   (74,493,773)  (2,726,456)  (7,280,512)
   Redemptions (note 3) .................     (73,287,661)  (115,073,948) (12,103,228) (18,224,482)
   Annuity benefits......................        (119,771)      (141,061)     (81,652)     (42,149)
   Annual contract maintenance charges
      (note 2)...........................         (53,233)       (58,478)      (8,313)      (9,258)
   Contingent deferred sales charges
      (note 2) ..........................      (1,484,455)    (1,900,950)    (224,127)    (318,292)
   Adjustments to maintain reserves .....        (131,763)      (398,576)      18,711      (40,843)
                                           --------------  -------------  -----------  -----------
         Net equity transactions.........     (27,016,825)   (37,248,697)  (2,015,418)   2,522,461
                                           --------------  -------------  -----------  -----------

Net change in contract owners' equity....     193,390,296   (318,633,892)  27,265,543  (30,801,577)
Contract owners' equity beginning
   of period ............................     865,868,613  1,184,502,505  147,869,385  178,670,962
                                           --------------  -------------  -----------  -----------
Contract owners' equity end of
   period ...............................  $1,059,258,909    865,868,613  175,134,928  147,869,385
                                           ==============  =============  ===========  ===========
CHANGES IN UNITS:
   Beginning units ......................      95,354,292     99,494,839   14,518,204   14,326,910
                                           --------------  -------------  -----------  -----------
   Units purchased ......................      30,479,020     18,447,147    5,067,288      281,740
   Units redeemed .......................     (33,647,710)   (22,587,694)  (5,217,018)     (90,446)
                                           --------------  -------------  -----------  -----------
   Ending units .........................      92,185,602     95,354,292   14,368,474   14,518,204
                                           ==============  =============  ===========  ===========

                                                  DryVIFAppS        DryVIFDevLd
                                           --------------------  ----------------
                                              2003       2002      2003     2002
                                           ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) .........     (9,170)     6,226   (4,617)    (874)
   Realized gain (loss) on investments...      4,752       (435)    (510)    (664)
   Change in unrealized gain (loss)
      on investments ....................    484,710    (29,089)  83,598   (3,484)
   Reinvested capital gains .............         --         --       --       --
                                           ---------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    480,292    (23,298)  78,471   (5,022)
                                           ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........  1,956,680  1,045,607   84,088  218,433
   Transfers between funds ..............     33,931    (11,860)     (33)      --
   Redemptions (note 3) .................    (63,881)    (2,745)  (1,986)  (2,460)
   Annuity benefits......................         --         --       --       --
   Annual contract maintenance charges
      (note 2)...........................         --         --       --       --
   Contingent deferred sales charges
      (note 2) ..........................       (982)        --      (65)    (161)
   Adjustments to maintain reserves .....       (109)       (31)     (76)     (33)
                                           ---------  ---------  -------  -------
         Net equity transactions.........  1,925,639  1,030,971   81,928  215,779
                                           ---------  ---------  -------  -------

Net change in contract owners' equity....  2,405,931  1,007,673  160,399  210,757
Contract owners' equity beginning
   of period ............................  1,007,673         --  210,757       --
                                           ---------  ---------  -------  -------
Contract owners' equity end of
   period ...............................  3,413,604  1,007,673  371,156  210,757
                                           =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units ......................    120,876         --   27,276       --
                                           ---------  ---------  -------  -------
   Units purchased ......................    247,553    122,541    9,105   27,580
   Units redeemed .......................    (23,298)    (1,665)    (200)    (304)
                                           ---------  ---------  -------  -------
   Ending units .........................    345,131    120,876   36,181   27,276
                                           =========  =========  =======  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DryVIFIntVal        FedAmLeadS            FedCapApS              FedHiIncS
                                             -----------------   -----------------   -------------------   ---------------------
                                               2003      2002      2003      2002       2003       2002       2003        2002
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $    438      276    (4,108)     (510)    (13,847)   (1,792)    102,067      (3,375)
   Realized gain (loss) on investments ...     (1,409)    (743)    1,097     1,264       4,112       (14)     74,770          48
   Change in unrealized gain (loss)
      on investments .....................     96,295   (6,285)  121,084       688     213,489    (1,722)    555,564      33,315
   Reinvested capital gains ..............         --       --        --        --          --        --          --          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     95,324   (6,752)  118,073     1,442     203,754    (3,528)    732,401      29,988
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    218,798   80,672   363,840   132,673     555,615   448,240   4,345,259   1,100,221
   Transfers between funds ...............     (1,120)     463    28,615        --      95,828       176     754,565      21,479
   Redemptions (note 3) ..................     (5,634)  (3,922)  (11,600)       --     (38,086)     (765)   (156,277)    (21,373)
   Annuity benefits ......................         --       --        --        --          --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --        --          --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (172)    (256)      (35)       --        (538)       --      (3,136)         --
   Adjustments to maintain reserves ......        (11)      (8)      (48)       (5)        (33)      (38)       (211)        (24)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
         Net equity transactions .........    211,861   76,949   380,772   132,668     612,786   447,613   4,940,200   1,100,303
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Net change in contract owners' equity ....    307,185   70,197   498,845   134,110     816,540   444,085   5,672,601   1,130,291
Contract owners' equity beginning
   of period .............................     70,197       --   134,110        --     444,085        --   1,130,291          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Contract owners' equity end of period ....   $377,382   70,197   632,955   134,110   1,260,625   444,085   6,802,892   1,130,291
                                             ========   ======   =======   =======   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      8,057       --    16,666        --      54,725        --     118,039          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Units purchased .......................     25,037    8,429    52,154    16,666      81,191    54,818     603,072     120,246
   Units redeemed ........................       (881)    (372)   (5,849)       --      (8,132)      (93)   (126,993)     (2,207)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Ending units ..........................     32,213    8,057    62,971    16,666     127,784    54,725     594,118     118,039
                                             ========   ======   =======   =======   =========   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FedQualBd                   FedQualBdS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $  9,457,505     5,466,023       68,980     (15,329)
   Realized gain (loss) on investments ...      7,041,322     2,847,877       49,972      11,346
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)   14,294,870       66,593     118,830
   Reinvested capital gains ..............             --     3,527,253           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     13,886,129    26,136,023      185,545     114,847
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     70,734,000   128,763,804   10,048,778   4,058,836
   Transfers between funds ...............    (30,257,419)   71,946,936   (1,270,391)     45,561
   Redemptions (note 3) ..................    (46,620,250)  (40,047,918)    (504,510)    (26,616)
   Annuity benefits ......................       (218,968)      (74,955)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (3,019)       (1,306)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (671,540)     (550,614)      (4,877)         --
   Adjustments to maintain reserves ......       (170,052)      109,397         (618)        (28)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........     (7,207,248)  160,145,344    8,268,382   4,077,753
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      6,678,881   186,281,367    8,453,927   4,192,600
Contract owners' equity beginning
   of period .............................    418,918,133   232,636,766    4,192,600          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $425,597,014   418,918,133   12,646,527   4,192,600
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     33,983,812    20,337,003      393,660          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     18,046,765    15,916,826    1,025,655     396,196
   Units redeemed ........................    (18,630,094)   (2,270,017)    (261,281)     (2,536)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     33,400,483    33,983,812    1,158,034     393,660
                                             ============   ===========   ==========   =========

                                                     FidVIPEIS                   FidVIPEI2
                                             --------------------------   ----------------------
                                                 2003          2002          2003         2002
                                             -----------   ------------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     2,957,135      2,636,141      (96,560)    (12,694)
   Realized gain (loss) on investments ...   (40,830,053)   (21,941,895)     (22,557)      2,909
   Change in unrealized gain (loss)
      on investments .....................   216,526,362   (132,146,951)   3,129,669      (4,057)
   Reinvested capital gains ..............            --     14,786,371           --          --
                                             -----------   ------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   178,653,444   (136,666,334)   3,055,666     (13,842)
                                             -----------   ------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    64,854,038    150,881,618    8,370,813   3,594,297
   Transfers between funds ...............    48,190,726    (11,384,623)     437,918      60,792
   Redemptions (note 3) ..................   (55,923,331)   (65,808,487)    (328,496)    (18,236)
   Annuity benefits ......................      (135,363)      (103,261)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (10,528)        (9,775)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (958,714)      (997,436)      (2,048)       (205)
   Adjustments to maintain reserves ......        (8,175)      (196,318)        (299)        (55)
                                             -----------   ------------   ----------   ---------
         Net equity transactions .........    56,008,653     72,381,718    8,477,888   3,636,593
                                             -----------   ------------   ----------   ---------

Net change in contract owners' equity ....   234,662,097    (64,284,616)  11,533,554   3,622,751
Contract owners' equity beginning
   of period .............................   601,917,634    666,202,250    3,622,751          --
                                             -----------   ------------   ----------   ---------
Contract owners' equity end of period ....   836,579,731    601,917,634   15,156,305   3,622,751
                                             ===========   ============   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    60,212,580     54,589,794      443,769          --
                                             -----------   ------------   ----------   ---------
   Units purchased .......................    27,071,472      7,525,848    1,106,984     445,972
   Units redeemed ........................   (22,364,068)    (1,903,062)     (96,915)     (2,203)
                                             -----------   ------------   ----------   ---------
   Ending units ..........................    64,919,984     60,212,580    1,453,838     443,769
                                             ===========   ============   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrS                  FidVIPGr2
                                             ----------------------------   ---------------------
                                                  2003           2002          2003        2002
                                             -------------   ------------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (5,853,614)    (7,043,658)    (73,170)     (4,734)
   Realized gain (loss) on investments ...    (137,589,464)  (148,576,507)     20,004        (259)
   Change in unrealized gain (loss)
      on investments .....................     305,059,557   (116,016,093)  1,241,220     (48,224)
   Reinvested capital gains ..............              --             --          --          --
                                             -------------   ------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     161,616,479   (271,636,258)  1,188,054     (53,217)
                                             -------------   ------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      36,005,367     84,541,132   3,313,085   1,502,545
   Transfers between funds ...............      (1,208,425)   (96,878,272)     96,499      71,694
   Redemptions (note 3) ..................     (45,629,834)   (72,771,471)   (120,097)    (16,749)
   Annuity benefits ......................        (131,451)      (126,329)         --          --
   Annual contract maintenance charges
      (note 2) ...........................         (28,506)       (31,691)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (1,026,702)    (1,292,721)       (526)         --
   Adjustments to maintain reserves ......        (202,616)      (298,141)       (158)        (31)
                                             -------------   ------------   ---------   ---------
         Net equity transactions .........     (12,222,167)   (86,857,493)  3,288,803   1,557,459
                                             -------------   ------------   ---------   ---------

Net change in contract owners' equity ....     149,394,312   (358,493,751)  4,476,857   1,504,242
Contract owners' equity beginning
   of period .............................     534,839,113    893,332,864   1,504,242          --
                                             -------------   ------------   ---------   ---------
Contract owners' equity end of period ....   $ 684,233,425    534,839,113   5,981,099   1,504,242
                                             =============   ============   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      60,318,635     69,067,055     202,676          --
                                             -------------   ------------   ---------   ---------
   Units purchased .......................      22,837,358      8,690,088     456,810     204,810
   Units redeemed ........................     (24,214,710)   (17,438,508)    (40,230)     (2,134)
                                             -------------   ------------   ---------   ---------
   Ending units ..........................      58,941,283     60,318,635     619,256     202,676
                                             =============   ============   =========   =========

                                                      FidVIPHIS                   FidVIPOvS
                                             -------------------------   -------------------------
                                                 2003          2002          2003          2002
                                             -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........    11,852,743    16,113,095      (176,474)     (355,166)
   Realized gain (loss) on investments ...    22,384,181   (42,376,399)   (3,076,782)    3,578,081
   Change in unrealized gain (loss)
      on investments .....................    24,568,742    31,295,351    23,651,221   (17,458,398)
   Reinvested capital gains ..............            --            --            --            --
                                             -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    58,805,666     5,032,047    20,397,965   (14,235,483)
                                             -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,110,907    26,460,320       537,425     5,331,334
   Transfers between funds ...............    70,065,598     8,164,541    (7,727,998)  (29,957,379)
   Redemptions (note 3) ..................   (26,465,680)  (23,439,729)   (4,302,100)   (8,454,586)
   Annuity benefits ......................       (29,096)      (16,151)      (10,721)      (22,501)
   Annual contract maintenance charges
      (note 2) ...........................        (3,442)       (3,062)       (1,103)       (1,315)
   Contingent deferred sales charges
      (note 2) ...........................      (376,102)     (324,931)      (92,362)     (151,610)
   Adjustments to maintain reserves ......        42,675       (25,743)      (83,871)      (20,491)
                                             -----------   -----------   -----------   -----------
         Net equity transactions .........    69,344,860    10,815,245   (11,680,730)  (33,276,548)
                                             -----------   -----------   -----------   -----------

Net change in contract owners' equity ....   128,150,526    15,847,292     8,717,235   (47,512,031)
Contract owners' equity beginning
   of period .............................   195,960,259   180,112,967    59,864,349   107,376,380
                                             -----------   -----------   -----------   -----------
Contract owners' equity end of period ....   324,110,785   195,960,259    68,581,584    59,864,349
                                             ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    26,938,971    25,533,687     7,674,047    10,843,987
                                             -----------   -----------   -----------   -----------
   Units purchased .......................    58,315,696     1,972,574        43,998       510,873
   Units redeemed ........................   (49,926,819)     (567,290)   (1,544,133)   (3,680,813)
                                             -----------   -----------   -----------   -----------
   Ending units ..........................    35,327,848    26,938,971     6,173,912     7,674,047
                                             ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    FidVIPOvS2R               FidVIPOvSR
                                             ----------------------   -----------------------
                                                2003         2002        2003         2002
                                             ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (64,500)     (6,107)    (195,934)     (95,583)
   Realized gain (loss) on investments ...       54,812         (21)    (302,818)    (243,392)
   Change in unrealized gain (loss)
      on investments .....................    2,035,086     (39,923)  14,003,683   (2,512,530)
   Reinvested capital gains ..............           --          --           --           --
                                             ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    2,025,398     (46,051)  13,504,931   (2,851,505)
                                             ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    3,554,446   1,579,784    7,214,455    7,684,792
   Transfers between funds ...............        4,793      29,074   19,016,865   14,010,136
   Redemptions (note 3) ..................     (152,954)     (5,051)  (1,809,731)    (968,865)
   Annuity benefits ......................           --          --         (131)          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --         (340)         (41)
   Contingent deferred sales charges
      (note 2) ...........................         (563)         --      (27,411)     (12,736)
   Adjustments to maintain reserves ......         (187)        (37)     108,398       56,856
                                             ----------   ---------   ----------   ----------
         Net equity transactions .........    3,405,535   1,603,770   24,502,105   20,770,142
                                             ----------   ---------   ----------   ----------

Net change in contract owners' equity ....    5,430,933   1,557,719   38,007,036   17,918,637
Contract owners' equity beginning
   of period .............................    1,557,719          --   17,918,637           --
                                             ----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $6,988,652   1,557,719   55,925,673   17,918,637
                                             ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      202,377          --    2,316,895           --
                                             ----------   ---------   ----------   ----------
   Units purchased .......................      513,879     203,010    3,791,072    2,415,941
   Units redeemed ........................      (69,664)       (633)  (1,001,934)     (99,046)
                                             ----------   ---------   ----------   ----------
   Ending units ..........................      646,592     202,377    5,106,033    2,316,895
                                             ==========   =========   ==========   ==========

                                                     FidVIPConS                 FidVIPCon2
                                             -------------------------   ----------------------
                                                2003           2002         2003         2002
                                             -----------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........    (4,507,583)   (2,212,692)    (140,236)     (9,700)
   Realized gain (loss) on investments ...   (23,220,747)  (31,729,685)      31,589      (1,916)
   Change in unrealized gain (loss)
      on investments .....................   162,538,409   (25,397,539)   2,412,240     (30,169)
   Reinvested capital gains ..............            --            --           --          --
                                             -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   134,810,079   (59,339,916)   2,303,593     (41,785)
                                             -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    49,277,631    70,407,167    7,027,821   2,968,149
   Transfers between funds ...............    10,604,840    (4,051,205)     604,330     (13,261)
   Redemptions (note 3) ..................   (41,625,713)  (53,410,589)    (184,112)     (5,461)
   Annuity benefits ......................      (198,300)     (150,231)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (24,206)      (25,386)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (870,693)   (1,003,594)      (1,778)         --
   Adjustments to maintain reserves ......        (7,151)      (10,314)        (264)        (44)
                                             -----------   -----------   ----------   ---------
         Net equity transactions .........    17,156,408    11,755,848    7,445,997   2,949,383
                                             -----------   -----------   ----------   ---------

Net change in contract owners' equity ....   151,966,487   (47,584,068)   9,749,590   2,907,598
Contract owners' equity beginning
   of period .............................   504,163,409   551,747,477    2,907,598          --
                                             -----------   -----------   ----------   ---------
Contract owners' equity end of period ....   656,129,896   504,163,409   12,657,188   2,907,598
                                             ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    45,313,610    44,175,712      337,942          --
                                             -----------   -----------   ----------   ---------
   Units purchased .......................    14,260,004     1,649,247      897,404     340,060
   Units redeemed ........................   (13,015,979)     (511,349)     (67,188)     (2,118)
                                             -----------   -----------   ----------   ---------
   Ending units ..........................    46,557,635    45,313,610    1,168,158     337,942
                                             ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 FidVIPIGBdS             FidVIPGrOpS
                                             ------------------   -------------------------
                                                 2003      2002       2003          2002
                                             -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $   (34,382)   --       (389,580)     (115,121)
   Realized gain (loss) on investments ...         5,836    --    (14,286,860)  (22,291,250)
   Change in unrealized gain (loss)
      on investments .....................       149,709    --     36,481,667    (7,084,177)
   Reinvested capital gains ..............            --    --             --            --
                                             -----------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       121,163    --     21,805,227   (29,490,548)
                                             -----------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,071,887    --      2,356,973     6,502,305
   Transfers between funds ...............     9,379,418    --     (6,408,512)  (13,737,233)
   Redemptions (note 3) ..................      (293,119)   --     (8,538,150)  (12,174,989)
   Annuity benefits ......................        (1,314)   --        (18,518)      (30,823)
   Annual contract maintenance charges
      (note 2) ...........................            (6)   --         (2,326)       (2,572)
   Contingent deferred sales charges
      (note 2) ...........................        (1,022)   --       (174,358)     (219,268)
   Adjustments to maintain reserves ......           469    --        (10,477)      (33,830)
                                             -----------   ---    -----------   -----------
         Net equity transactions .........    11,156,313    --    (12,795,368)  (19,696,410)
                                             -----------   ---    -----------   -----------

Net change in contract owners' equity ....    11,277,476    --      9,009,859   (49,186,958)
Contract owners' equity beginning
   of period .............................            --    --     87,038,767   136,225,725
                                             -----------   ---    -----------   -----------
Contract owners' equity end of period ....   $11,277,476    --     96,048,626    87,038,767
                                             ===========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................            --    --     12,480,171    15,069,734
                                             -----------   ---    -----------   -----------
   Units purchased .......................     1,507,694    --      1,335,597       867,501
   Units redeemed ........................      (430,530)   --     (3,074,674)   (3,457,064)
                                             -----------   ---    -----------   -----------
   Ending units ..........................     1,077,164    --     10,741,094    12,480,171
                                             ===========   ===    ===========   ===========

                                                  FidVIPMCap2               FidVIPValS
                                             ---------------------   -----------------------
                                                2003        2002         2003         2002
                                             ---------   ---------   -----------   ---------
Investment activity:
   Net investment income (loss) ..........     (81,089)     (5,730)     (279,775)    (16,031)
   Realized gain (loss) on investments ...      10,676        (984)    6,752,263    (125,551)
   Change in unrealized gain (loss)
      on investments .....................   1,878,669      14,767     1,985,566    (719,815)
   Reinvested capital gains ..............          --          --       293,422          --
                                             ---------   ---------   -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,808,256       8,053     8,751,476    (861,397)
                                             ---------   ---------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   3,529,924   1,765,544     4,996,329   1,368,105
   Transfers between funds ...............     594,687      41,462    30,004,669   6,334,864
   Redemptions (note 3) ..................    (118,471)     (4,569)   (1,891,915)   (135,161)
   Annuity benefits ......................          --          --        (8,806)     (2,211)
   Annual contract maintenance charges
      (note 2) ...........................          --          --           (98)         (2)
   Contingent deferred sales charges
      (note 2) ...........................      (1,623)         --       (28,192)       (559)
   Adjustments to maintain reserves ......        (190)        (28)      (24,605)       (471)
                                             ---------   ---------   -----------   ---------
         Net equity transactions .........   4,004,327   1,802,409    33,047,382   7,564,565
                                             ---------   ---------   -----------   ---------

Net change in contract owners' equity ....   5,812,583   1,810,462    41,798,858   6,703,168
Contract owners' equity beginning
   of period .............................   1,810,462          --     6,703,168          --
                                             ---------   ---------   -----------   ---------
Contract owners' equity end of period ....   7,623,045   1,810,462    48,502,026   6,703,168
                                             =========   =========   ===========   =========

CHANGES IN UNITS:
   Beginning units .......................     211,852          --       897,365          --
                                             ---------   ---------   -----------   ---------
   Units purchased .......................     482,447     212,386    14,039,508     912,839
   Units redeemed ........................     (37,317)       (534)  (10,785,092)    (15,474)
                                             ---------   ---------   -----------   ---------
   Ending units ..........................     656,982     211,852     4,151,781     897,365
                                             =========   =========   ===========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidVIPValS2              FHCapAp
                                             --------------------   --------------------
                                                2003        2002       2003       2002
                                             ----------   -------   ---------   --------
Investment activity:
   Net investment income (loss) ..........   $  (24,057)   (1,774)     (4,838)    (1,487)
   Realized gain (loss) on investments ...      176,805        89      (1,226)   (14,431)
   Change in unrealized gain (loss)
      on investments .....................      458,030    (9,475)    311,278   (107,556)
   Reinvested capital gains ..............       10,081        --          --         --
                                             ----------   -------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      620,859   (11,160)    305,214   (123,474)
                                             ----------   -------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      811,914   424,246     127,146    221,382
   Transfers between funds ...............      253,649    34,567      74,214     12,816
   Redemptions (note 3) ..................      (33,735)       --     (17,698)   (28,251)
   Annuity benefits ......................           --        --          --         --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --         --
   Contingent deferred sales charges
      (note 2) ...........................         (375)       --        (121)      (310)
   Adjustments to maintain reserves ......          (81)      (31)        (95)      (143)
                                             ----------   -------   ---------   --------
         Net equity transactions .........    1,031,372   458,782     183,446    205,494
                                             ----------   -------   ---------   --------

Net change in contract owners' equity ....    1,652,231   447,622     488,660     82,020
Contract owners' equity beginning
   of period .............................      447,622        --     635,306    553,286
                                             ----------   -------   ---------   --------
Contract owners' equity end of period ....   $2,099,853   447,622   1,123,966    635,306
                                             ==========   =======   =========   ========

CHANGES IN UNITS:
   Beginning units .......................       59,983        --      71,602     50,748
                                             ----------   -------   ---------   --------
   Units purchased .......................      178,722    59,983      20,443     23,099
   Units redeemed ........................      (56,656)       --      (2,456)    (2,245)
                                             ----------   -------   ---------   --------
   Ending units ..........................      182,049    59,983      89,589     71,602
                                             ==========   =======   =========   ========

                                                    FHGrInc                 GVITCVal
                                             ---------------------   ------------------------
                                                2003        2002        2003          2002
                                             ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........     (13,413)     (4,736)      59,023        59,477
   Realized gain (loss) on investments ...     (28,858)    (42,807)  (3,489,008)  (18,031,809)
   Change in unrealized gain (loss)
      on investments .....................     480,815    (271,924)  14,454,074     6,523,419
   Reinvested capital gains ..............          --         759           --            --
                                             ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     438,544    (318,708)  11,024,089   (11,448,913)
                                             ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     477,443   1,214,737    5,147,961     5,797,278
   Transfers between funds ...............      87,598       2,407    8,018,068    (2,189,198)
   Redemptions (note 3) ..................    (134,190)    (88,978)  (3,160,411)   (4,657,278)
   Annuity benefits ......................          --          --      (11,511)       (4,186)
   Annual contract maintenance charges
      (note 2) ...........................          --          --         (828)         (587)
   Contingent deferred sales charges
      (note 2) ...........................      (3,784)     (1,515)     (47,211)      (66,784)
   Adjustments to maintain reserves ......       1,701        (344)      (7,321)       (7,073)
                                             ---------   ---------   ----------   -----------
         Net equity transactions .........     428,768   1,126,307    9,938,747    (1,127,828)
                                             ---------   ---------   ----------   -----------

Net change in contract owners' equity ....     867,312     807,599   20,962,836   (12,576,741)
Contract owners' equity beginning
   of period .............................   1,423,866     616,267   33,282,240    45,858,981
                                             ---------   ---------   ----------   -----------
Contract owners' equity end of period ....   2,291,178   1,423,866   54,245,076    33,282,240
                                             =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     190,512      60,994    4,287,245     4,369,756
                                             ---------   ---------   ----------   -----------
   Units purchased .......................      93,260     138,341    2,945,787       455,909
   Units redeemed ........................     (42,769)     (8,823)  (1,862,014)     (538,420)
                                             ---------   ---------   ----------   -----------
   Ending units ..........................     241,003     190,512    5,371,018     4,287,245
                                             =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIntVal3            GVITDMidCapI
                                                ------------------   -------------------------
                                                    2003      2002       2003          2002
                                                -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $   (24,580)    --    (1,538,275)   (1,537,589)
   Realized gain (loss) on investments ......       886,538     --    (7,053,738)   (7,973,216)
   Change in unrealized gain (loss) on
      investments ...........................       475,421     --    68,228,073   (28,950,884)
   Reinvested capital gains .................            --     --         1,510     1,574,265
                                                -----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,337,379     --    59,637,570   (36,887,424)
                                                -----------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................       341,824     --    24,079,746    66,481,866
   Transfers between funds ..................     4,671,715     --    11,446,453    10,740,488
   Redemptions (note 3) .....................       (66,034)    --   (16,068,806)  (18,939,135)
   Annuity benefits .........................            --     --       (66,880)      (45,645)
   Annual contract maintenance charges
      (note 2) ..............................            --     --        (3,998)       (2,908)
   Contingent deferred sales charges
      (note 2) ..............................        (1,251)    --      (276,642)     (294,652)
   Adjustments to maintain reserves .........         1,622     --        44,911        (7,703)
                                                -----------    ---   -----------   -----------
         Net equity transactions ............     4,947,876     --    19,154,784    57,932,311
                                                -----------    ---   -----------   -----------

Net change in contract owners' equity .......     6,285,255     --    78,792,354    21,044,887
Contract owners' equity beginning of
   period ...................................            --     --   184,239,964   163,195,077
                                                -----------    ---   -----------   -----------
Contract owners' equity end of period .......   $ 6,285,255     --   263,032,318   184,239,964
                                                ===========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................            --     --    14,362,198    10,642,272
                                                -----------    ---   -----------   -----------
   Units purchased ..........................     5,645,277     --     8,932,238     4,452,570
   Units redeemed ...........................    (5,186,792)    --    (7,895,567)     (732,644)
                                                -----------    ---   -----------   -----------
   Ending units .............................       458,485     --    15,398,869    14,362,198
                                                ===========    ===   ===========   ===========

                                                      GVITEmMrkts              GVITEmMrkts3
                                                ----------------------   -----------------------
                                                   2003        2002         2003         2002
                                                ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............     (20,148)     (84,637)    (123,163)     (20,036)
   Realized gain (loss) on investments ......    (182,123)      47,811    1,425,871     (556,651)
   Change in unrealized gain (loss) on
      investments ...........................   2,015,695   (1,425,060)   8,314,911     (666,973)
   Reinvested capital gains .................          --           --           --           --
                                                ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,813,424   (1,461,886)   9,617,619   (1,243,660)
                                                ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................      26,082    1,102,141    2,586,000    3,241,414
   Transfers between funds ..................    (531,852)    (614,993)  14,341,938    8,303,983
   Redemptions (note 3) .....................    (274,119)    (886,311)  (1,501,704)    (408,661)
   Annuity benefits .........................      (8,490)      (5,369)          --           --
   Annual contract maintenance charges
      (note 2) ..............................        (153)        (159)        (143)         (21)
   Contingent deferred sales charges
      (note 2) ..............................      (6,425)     (14,249)     (37,171)      (3,431)
   Adjustments to maintain reserves .........         128          142        3,143        2,704
                                                ---------   ----------   ----------   ----------
         Net equity transactions ............    (794,829)    (418,798)  15,392,063   11,135,988
                                                ---------   ----------   ----------   ----------

Net change in contract owners' equity .......   1,018,595   (1,880,684)  25,009,682    9,892,328
Contract owners' equity beginning of
   period ...................................   3,467,608    5,348,292    9,892,328           --
                                                ---------   ----------   ----------   ----------
Contract owners' equity end of period .......   4,486,203    3,467,608   34,902,010    9,892,328
                                                =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     515,037      688,788    1,318,331           --
                                                ---------   ----------   ----------   ----------
   Units purchased ..........................      16,383      479,749    2,669,042    1,363,399
   Units redeemed ...........................    (124,767)    (653,500)  (1,138,232)     (45,068)
                                                ---------   ----------   ----------   ----------
   Ending units .............................     406,653      515,037    2,849,141    1,318,331
                                                =========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITFHiInc              GVITGlFin1
                                                --------------------------   ----------------
                                                    2003           2002       2003      2002
                                                ------------   -----------   ------   -------
Investment activity:
   Net investment income (loss) .............   $ 11,281,596     8,710,088     (182)      (96)
   Realized gain (loss) on investments ......      2,031,017    (9,370,539)   4,008       222
   Change in unrealized gain (loss) on
      investments ...........................     19,103,214     3,033,779    1,626     2,313
   Reinvested capital gains .................             --            --    3,062        --
                                                ------------   -----------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     32,415,827     2,373,328    8,514     2,439
                                                ------------   -----------   ------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     19,713,725    29,197,984   15,896    47,769
   Transfers between funds ..................     30,693,333    26,422,982       --        --
   Redemptions (note 3) .....................    (16,550,572)  (15,301,933)  (8,748)  (25,344)
   Annuity benefits .........................        (23,924)      (51,505)  (6,072)   (2,230)
   Annual contract maintenance charges
      (note 2) ..............................         (1,278)         (643)      --        --
   Contingent deferred sales charges
      (note 2) ..............................       (236,002)     (178,883)      --        --
   Adjustments to maintain reserves .........        (28,454)       34,327        7         3
                                                ------------   -----------   ------   -------
         Net equity transactions ............     33,566,828    40,122,329    1,083    20,198
                                                ------------   -----------   ------   -------

Net change in contract owners' equity .......     65,982,655    42,495,657    9,597    22,637
Contract owners' equity beginning of
   period ...................................    138,055,464    95,559,807   22,637        --
                                                ------------   -----------   ------   -------
Contract owners' equity end of period .......   $204,038,119   138,055,464   32,234    22,637
                                                ============   ===========   ======   =======

CHANGES IN UNITS:
   Beginning units ..........................     13,477,703     9,462,395    2,635        --
                                                ------------   -----------   ------   -------
   Units purchased ..........................     21,012,937     4,881,629      677     2,905
   Units redeemed ...........................    (17,965,985)     (866,321)    (626)     (270)
                                                ------------   -----------   ------   -------
   Ending units .............................     16,524,655    13,477,703    2,686     2,635
                                                ============   ===========   ======   =======

                                                      GVITGlFin3          GVITGlHlth
                                                ---------------------   --------------
                                                  2003        2002       2003     2002
                                                ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) .............     (19,708)    (11,374)     (252)    --
   Realized gain (loss) on investments ......     130,809      20,341       388     --
   Change in unrealized gain (loss) on
      investments ...........................     522,299      21,644    (2,408)    --
   Reinvested capital gains .................     517,212          --     7,076     --
                                                ---------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,150,612      30,611     4,804     --
                                                ---------   ---------   -------    ---
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     763,758     659,730   112,401     --
   Transfers between funds ..................   1,497,125   1,765,580        --     --
   Redemptions (note 3) .....................    (296,640)    (85,802)  (55,623)    --
   Annuity benefits .........................          --          --    (1,576)    --
   Annual contract maintenance charges
      (note 2) ..............................         (12)         --        --     --
   Contingent deferred sales charges
      (note 2) ..............................      (9,699)       (238)       --     --
   Adjustments to maintain reserves .........        (298)        (88)    4,343     --
                                                ---------   ---------   -------    ---
         Net equity transactions ............   1,954,234   2,339,182    59,545     --
                                                ---------   ---------   -------    ---

Net change in contract owners' equity .......   3,104,846   2,369,793    64,349     --
Contract owners' equity beginning of
   period ...................................   2,369,793          --        --     --
                                                ---------   ---------   -------    ---
Contract owners' equity end of period .......   5,474,639   2,369,793    64,349     --
                                                =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     268,594          --        --     --
                                                ---------   ---------   -------    ---
   Units purchased ..........................     536,986     277,772     5,950     --
   Units redeemed ...........................    (361,266)     (9,178)   (5,370)    --
                                                ---------   ---------   -------    ---
   Ending units .............................     444,314     268,594       580     --
                                                =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITGlHlth3             GVITGlTech            GVITGlTech3          GVITGlUtl1
                                             ----------------------  ---------------------  ---------------------  ----------------
                                                 2003        2002       2003       2002        2003        2002      2003     2002
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........   $  (202,814)   (40,020)   (41,758)    (27,931)   (151,185)    (6,758)    (314)     (12)
   Realized gain (loss) on investments....     1,463,718   (233,351)  (455,331) (2,045,706)    655,526   (228,203)   3,669     (316)
   Change in unrealized gain (loss)
      on investments .....................       663,347   (376,578) 1,931,708  (1,519,232)  3,054,545   (286,598)   6,261    2,033
   Reinvested capital gains ..............     2,172,271         --         --          --          --         --       --       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     4,096,522   (649,949) 1,434,619  (3,592,869)  3,558,886   (521,559)   9,616    1,705
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     3,510,554  5,719,794     14,773     812,420   1,875,058    808,135   18,987   50,517
   Transfers between funds ...............     5,472,303  3,371,847   (432,626) (2,708,664) 15,284,220  3,448,892       --       --
   Redemptions (note 3) ..................    (1,255,058)  (279,976)  (250,767)   (496,243)   (717,055)   (90,153) (11,467) (14,252)
   Annuity benefits ......................            --         --       (884)         --          --         --     (572)     (30)
   Annual contract maintenance charges
      (note 2) ...........................           (80)        (1)      (312)       (342)       (173)       (25)      --       --
   Contingent deferred sales charges
      (note 2) ...........................       (28,680)    (1,382)    (9,468)    (16,278)    (13,328)      (666)      --       --
   Adjustments to maintain reserves ......         5,602     (4,214)      (891)     (2,105)      8,441      3,809        7       15
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
         Net equity transactions .........     7,704,641  8,806,068   (680,175) (2,411,212) 16,437,163  4,169,992    6,955   36,250
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Net change in contract owners' equity ....    11,801,163  8,156,119    754,444  (6,004,081) 19,996,049  3,648,433   16,571   37,955
Contract owners' equity beginning
   of period .............................     8,156,119         --  3,102,760   9,106,841   3,648,433         --   37,955       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Contract owners' equity end of period ....   $19,957,282  8,156,119  3,857,204   3,102,760  23,644,482  3,648,433   54,526   37,955
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

CHANGES IN UNITS:
   Beginning units .......................       966,515         --  1,513,650   2,521,408     511,430         --    4,408       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Units purchased .......................     2,373,199    995,390     65,277     342,206   2,593,769    522,036    1,128    5,378
   Units redeemed ........................    (1,588,611)   (28,875)  (346,837) (1,349,964)   (939,686)   (10,606)    (367)    (970)
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Ending units ..........................     1,751,103    966,515  1,232,090   1,513,650   2,165,513    511,430    5,169    4,408
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITGlUtl3                  GVITGvtBd
                                             --------------------   -----------------------------
                                                2003        2002         2003            2002
                                             ----------   -------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $  (10,268)      521      18,903,344      27,727,988
   Realized gain (loss) on investments....       21,054   (27,348)     14,834,041      14,130,829
   Change in unrealized gain (loss)
      on investments .....................      381,561   (24,509)    (27,948,772)     25,591,500
   Reinvested capital gains ..............           --        --       1,365,121       7,830,758
                                             ----------   -------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      392,347   (51,336)      7,153,734      75,281,075
                                             ----------   -------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      412,418   390,193     104,589,456     221,018,275
   Transfers between funds ...............    1,485,667   464,069    (209,210,831)    219,387,728
   Redemptions (note 3) ..................     (131,309)  (26,507)   (109,981,926)   (116,271,387)
   Annuity benefits ......................           --        --        (381,274)       (165,131)
   Annual contract maintenance charges
      (note 2) ...........................          (26)       (2)        (12,446)         (8,251)
   Contingent deferred sales charges
      (note 2) ...........................       (3,073)     (502)     (1,784,293)     (1,681,472)
   Adjustments to maintain reserves ......       15,047      (229)       (110,802)        412,383
                                             ----------   -------   -------------   -------------
         Net equity transactions .........    1,778,724   827,022    (216,892,116)    322,692,145
                                             ----------   -------   -------------   -------------

Net change in contract owners' equity ....    2,171,071   775,686    (209,738,382)    397,973,220
Contract owners' equity beginning
   of period .............................      775,686        --   1,013,977,779     616,004,559
                                             ----------   -------   -------------   -------------
Contract owners' equity end of period ....   $2,946,757   775,686     804,239,397   1,013,977,779
                                             ==========   =======   =============   =============

CHANGES IN UNITS:
   Beginning units .......................       97,862        --      77,981,271      51,441,846
                                             ----------   -------   -------------   -------------
   Units purchased .......................      379,733   100,807      27,396,262      32,082,628
   Units redeemed ........................     (174,410)   (2,945)    (43,952,502)     (5,543,203)
                                             ----------   -------   -------------   -------------
   Ending units ..........................      303,185    97,862      61,425,031      77,981,271
                                             ==========   =======   =============   =============

                                                    GVITGvtBd2                 GVITGrowth
                                             -----------------------   -------------------------
                                                2003         2002          2003          2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........      252,827      107,267      (918,411)   (1,131,351)
   Realized gain (loss) on investments....      (76,136)         860   (24,435,820)  (59,083,899)
   Change in unrealized gain (loss)
      on investments .....................     (306,298)     (25,087)   49,323,053    21,990,697
   Reinvested capital gains ..............       26,042       70,632            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (103,565)     153,672    23,968,822   (38,224,553)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   17,330,638    9,870,664     3,469,490     6,121,615
   Transfers between funds ...............   (4,421,736)     215,168    (2,551,615)  (14,296,945)
   Redemptions (note 3) ..................   (1,891,978)    (112,009)   (7,995,182)  (12,376,615)
   Annuity benefits ......................           --           --       (22,007)      (21,701)
   Annual contract maintenance charges
      (note 2) ...........................           --           --        (8,403)       (9,768)
   Contingent deferred sales charges
      (note 2) ...........................      (39,881)      (1,127)     (184,899)     (236,717)
   Adjustments to maintain reserves ......       (1,117)        (113)      (10,127)      (18,604)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   10,975,926    9,972,583    (7,302,743)  (20,838,735)
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....   10,872,361   10,126,255    16,666,079   (59,063,288)
Contract owners' equity beginning
   of period .............................   10,126,255           --    79,771,291   138,834,579
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   20,998,616   10,126,255    96,437,370    79,771,291
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      945,128           --    16,188,470    19,812,385
                                             ----------   ----------   -----------   -----------
   Units purchased .......................    1,776,083      955,509     6,640,046     1,079,422
   Units redeemed ........................     (759,786)     (10,381)   (7,881,472)   (4,703,337)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,961,425      945,128    14,947,044    16,188,470
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDAgg                 GVITIDCon
                                             ------------------------   ------------------------
                                                 2003         2002          2003         2002
                                             -----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    18,990        3,578     1,152,057      494,091
   Realized gain (loss) on investments ...     1,427,949     (288,543)      254,095      (50,721)
   Change in unrealized gain (loss)
      on investments .....................     6,533,904     (678,183)    4,799,618      (51,455)
   Reinvested capital gains ..............       499,696          694       421,643       30,633
                                             -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,480,539     (962,454)    6,627,413      422,548
                                             -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,038,503    9,887,030    44,072,722   32,954,534
   Transfers between funds ...............     6,653,038    4,402,046    12,124,543   33,664,001
   Redemptions (note 3) ..................    (2,041,857)    (572,516)  (13,356,444)  (4,349,462)
   Annuity benefits ......................       (21,951)        (203)     (165,051)     (36,490)
   Annual contract maintenance charges
      (note 2) ...........................          (926)         (38)         (728)         (36)
   Contingent deferred sales charges
      (note 2) ...........................       (25,624)     (12,142)     (243,827)     (27,346)
   Adjustments to maintain reserves ......        (1,284)      (8,761)     (502,578)     838,564
                                             -----------   ----------   -----------   ----------
         Net equity transactions .........    23,599,899   13,695,416    41,928,637   63,043,765
                                             -----------   ----------   -----------   ----------

Net change in contract owners' equity ....    32,080,438   12,732,962    48,556,050   63,466,313
Contract owners' equity beginning
   of period .............................    12,732,962           --    63,466,313           --
                                             -----------   ----------   -----------   ----------
Contract owners' equity end of period ....   $44,813,400   12,732,962   112,022,363   63,466,313
                                             ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................     1,544,512           --     6,278,984           --
                                             -----------   ----------   -----------   ----------
   Units purchased .......................     4,587,807    1,604,012    10,173,947    6,663,808
   Units redeemed ........................    (2,083,042)     (59,500)   (5,946,113)    (384,824)
                                             -----------   ----------   -----------   ----------
   Ending units ..........................     4,049,277    1,544,512    10,506,818    6,278,984
                                             ===========   ==========   ===========   ==========

                                                     GVITIDMod                 GVITIDModAgg
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........     1,268,850       468,595       154,267       85,620
   Realized gain (loss) on investments ...      (639,597)     (150,267)     (651,164)    (195,210)
   Change in unrealized gain (loss)
      on investments .....................    39,411,597    (3,539,297)   24,330,093   (2,432,754)
   Reinvested capital gains ..............       121,231        96,021            --       73,624
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    40,162,081    (3,124,948)   23,833,196   (2,468,720)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   102,210,056    79,120,503    55,130,883   40,437,270
   Transfers between funds ...............    68,595,491    49,407,948    27,364,355   13,462,723
   Redemptions (note 3) ..................   (16,808,886)   (4,470,407)   (6,452,346)  (1,924,853)
   Annuity benefits ......................       (55,157)       (3,801)      (71,215)     (10,833)
   Annual contract maintenance charges
      (note 2) ...........................        (2,580)         (255)       (2,343)        (102)
   Contingent deferred sales charges
      (note 2) ...........................      (173,962)      (69,320)      (96,117)     (12,819)
   Adjustments to maintain reserves ......       106,057        (8,688)     (105,603)     (16,411)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........   153,871,019   123,975,980    75,767,614   51,934,975
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....   194,033,100   120,851,032    99,600,810   49,466,255
Contract owners' equity beginning
   of period .............................   120,851,032            --    49,466,255           --
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   314,884,132   120,851,032   149,067,065   49,466,255
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    13,348,727            --     5,730,817           --
                                             -----------   -----------   -----------   ----------
   Units purchased .......................    21,580,075    13,797,409    11,118,223    5,928,417
   Units redeemed ........................    (6,003,398)     (448,682)   (3,072,476)    (197,600)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    28,925,404    13,348,727    13,776,564    5,730,817
                                             ===========   ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDModCon              GVITIntGro
                                             -------------------------   ----------------------
                                                 2003           2002        2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  1,076,470      410,790     (13,025)     (23,471)
   Realized gain (loss) on investments ...       (133,485)    (124,828)    (80,656)      65,444
   Change in unrealized gain (loss)
      on investments .....................     13,774,622     (918,509)    406,944     (337,054)
   Reinvested capital gains ..............        250,496       77,791          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     14,968,103     (554,756)    313,263     (295,081)
                                             ------------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     57,421,610   38,360,713      11,974    1,544,135
   Transfers between funds ...............     24,398,817   35,345,772    (132,237)  (1,407,388)
   Redemptions (note 3) ..................    (11,003,076)  (3,433,669)    (55,705)    (252,938)
   Annuity benefits ......................        (32,071)      (5,067)     (5,539)      (2,903)
   Annual contract maintenance charges
      (note 2) ...........................         (1,056)         (58)        (62)         (79)
   Contingent deferred sales charges
      (note 2) ...........................       (111,102)     (21,232)     (1,635)      (1,058)
   Adjustments to maintain reserves ......        699,121      (18,988)    (54,134)        (549)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........     71,372,243   70,227,471    (237,338)    (120,780)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....     86,340,346   69,672,715      75,925     (415,861)
Contract owners' equity beginning
   of period .............................     69,672,715           --   1,169,359    1,585,220
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $156,013,061   69,672,715   1,245,284    1,169,359
                                             ============   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      7,262,378           --     227,163      250,125
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     10,881,920    7,585,642         395      305,156
   Units redeemed ........................     (3,751,040)    (323,264)    (39,905)    (328,118)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................     14,393,258    7,262,378     187,653      227,163
                                             ============   ==========   =========   ==========

                                                  GVITIntGro3                GVITJPBal
                                             ---------------------   -------------------------
                                                2003        2002         2003          2002
                                             ---------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (34,451)     (7,555)      810,971     1,362,278
   Realized gain (loss) on investments ...     133,792    (169,671)   (2,305,720)   (2,984,130)
   Change in unrealized gain (loss)
      on investments .....................     873,110       7,721    23,721,662   (17,819,225)
   Reinvested capital gains ..............          --          --            --            --
                                             ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     972,451    (169,505)   22,226,913   (19,441,077)
                                             ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     474,845     991,597    12,416,387    28,761,672
   Transfers between funds ...............   1,723,097     741,469     9,518,068    (1,666,518)
   Redemptions (note 3) ..................    (108,868)    (41,022)  (12,927,805)  (16,076,391)
   Annuity benefits ......................          --          --       (23,579)      (19,364)
   Annual contract maintenance charges
      (note 2) ...........................         (46)        (11)       (1,956)       (1,778)
   Contingent deferred sales charges
      (note 2) ...........................      (2,206)       (856)     (242,528)     (248,759)
   Adjustments to maintain reserves ......        (224)       (265)       16,539        (3,664)
                                             ---------   ---------   -----------   -----------
         Net equity transactions .........   2,086,598   1,690,912     8,755,126    10,745,198
                                             ---------   ---------   -----------   -----------

Net change in contract owners' equity ....   3,059,049   1,521,407    30,982,039    (8,695,879)
Contract owners' equity beginning
   of period .............................   1,521,407          --   126,681,997   135,377,876
                                             ---------   ---------   -----------   -----------
Contract owners' equity end of period ....   4,580,456   1,521,407   157,664,036   126,681,997
                                             =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     195,852          --    14,568,854    13,426,670
                                             ---------   ---------   -----------   -----------
   Units purchased .......................     365,306     200,381     3,946,749     1,577,962
   Units redeemed ........................    (119,790)     (4,529)   (3,025,696)     (435,778)
                                             ---------   ---------   -----------   -----------
   Ending units ..........................     441,368     195,852    15,489,907    14,568,854
                                             =========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      GVITSMdCpGr                    GVITMyMkt
                                             --------------------------   -----------------------------
                                                 2003           2002           2003           2002
                                             ------------   -----------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $   (994,278)   (1,079,513)     (5,458,340)       (180,738)
   Realized gain (loss) on investments ...     (7,045,441)  (60,380,504)             --      (2,774,657)
   Change in unrealized gain (loss)
      on investments .....................     33,794,357    14,240,706              --        (282,443)
   Reinvested capital gains ..............             --            --              --              --
                                             ------------   -----------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     25,754,638   (47,219,311)     (5,458,340)     (3,237,838)
                                             ------------   -----------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      6,842,183    13,277,854     198,004,954     543,408,437
   Transfers between funds ...............      8,645,331   (17,916,499)   (225,045,550)     11,284,018
   Redemptions (note 3) ..................     (6,907,931)   (8,782,913)   (390,885,218)   (757,533,053)
   Annuity benefits ......................         (4,331)       (8,712)       (289,885)       (127,756)
   Annual contract maintenance charges
      (note 2) ...........................         (4,310)       (4,817)         (9,858)         (8,361)
   Contingent deferred sales charges
      (note 2) ...........................       (150,205)     (180,208)     (4,427,228)     (6,157,984)
   Adjustments to maintain reserves ......        (48,906)      (18,550)       (251,494)        155,076
                                             ------------   -----------   -------------   -------------
         Net equity transactions .........      8,371,831   (13,633,845)   (422,904,279)   (208,979,623)
                                             ------------   -----------   -------------   -------------

Net change in contract owners' equity ....     34,126,469   (60,853,156)   (428,362,619)   (212,217,461)
Contract owners' equity beginning
   of period .............................     62,884,230   123,737,386   1,122,333,902   1,334,551,363
                                             ------------   -----------   -------------   -------------
Contract owners' equity end of period ....   $ 97,010,699    62,884,230     693,971,283   1,122,333,902
                                             ============   ===========   =============   =============

CHANGES IN UNITS:
   Beginning units .......................      8,014,482     9,802,628      98,379,110     117,529,505
                                             ------------   -----------   -------------   -------------
   Units purchased .......................     12,755,438     1,769,000     315,059,467      52,369,100
   Units redeemed ........................    (11,848,809)   (3,557,146)   (352,393,727)    (71,519,495)
                                             ------------   -----------   -------------   -------------
   Ending units ..........................      8,921,111     8,014,482      61,044,850      98,379,110
                                             ============   ===========   =============   =============

                                                      GVITNWFund               GVITNWFund2
                                             --------------------------   -------------------
                                                 2003          2002          2003      2002
                                             -----------   ------------   ---------   -------
Investment activity:
   Net investment income (loss) ..........    (2,176,740)    (1,151,662)    (26,501)       86
   Realized gain (loss) on investments ...   (51,046,654)   (87,860,366)     14,269       178
   Change in unrealized gain (loss)
      on investments .....................   147,784,824     (5,497,512)    450,162   (18,750)
   Reinvested capital gains ..............            --             --          --        --
                                             -----------   ------------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    94,561,430    (94,509,540)    437,930   (18,486)
                                             -----------   ------------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    17,577,258     44,544,159   1,424,828   779,239
   Transfers between funds ...............   (10,001,644)   (30,049,924)    (80,775)   15,477
   Redemptions (note 3) ..................   (34,837,718)   (53,462,694)   (101,088)   (9,043)
   Annuity benefits ......................       (97,604)       (83,210)         --        --
   Annual contract maintenance charges
      (note 2) ...........................       (21,097)       (22,751)         --        --
   Contingent deferred sales charges
      (note 2) ...........................      (672,237)      (878,321)     (2,118)       --
   Adjustments to maintain reserves ......        29,072        (58,982)       (123)      (10)
                                             -----------   ------------   ---------   -------
         Net equity transactions .........   (28,023,970)   (40,011,723)  1,240,724   785,663
                                             -----------   ------------   ---------   -------

Net change in contract owners' equity ....    66,537,460   (134,521,263)  1,678,654   767,177
Contract owners' equity beginning
   of period .............................   381,753,597    516,274,860     767,177        --
                                             -----------   ------------   ---------   -------
Contract owners' equity end of period ....   448,291,057    381,753,597   2,445,831   767,177
                                             ===========   ============   =========   =======

CHANGES IN UNITS:
   Beginning units .......................    43,675,677     48,260,088      95,189        --
                                             -----------   ------------   ---------   -------
   Units purchased .......................     4,469,689      5,240,359     175,561    96,260
   Units redeemed ........................    (7,477,894)    (9,824,770)    (27,088)   (1,071)
                                             -----------   ------------   ---------   -------
   Ending units ..........................    40,667,472     43,675,677     243,662    95,189
                                             ===========   ============   =========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITLead              GVITLead3
                                             ---------------   -----------------------
                                               2003     2002      2003         2002
                                             -------   -----   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (32)      7      (60,744)     (21,594)
   Realized gain (loss) on investments ...       (90)     --       28,756   (1,092,083)
   Change in unrealized gain (loss)
      on investments .....................       845      19    1,207,972     (140,138)
   Reinvested capital gains ..............        --      --           --           --
                                             -------   -----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       723      26    1,175,984   (1,253,815)
                                             -------   -----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,861   2,952      876,601    1,158,016
   Transfers between funds ...............        --      --   (1,406,167)   7,059,864
   Redemptions (note 3) ..................    (2,829)     --     (512,147)    (779,809)
   Annuity benefits ......................      (240)     --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --      --          (83)         (22)
   Contingent deferred sales charges
      (note 2) ...........................        --      --       (5,296)     (21,474)
   Adjustments to maintain reserves ......         7      (3)        (506)       2,254
                                             -------   -----   ----------   ----------
         Net equity transactions .........      (201)  2,949   (1,047,598)   7,418,829
                                             -------   -----   ----------   ----------

Net change in contract owners' equity ....       522   2,975      128,386    6,165,014
Contract owners' equity beginning
   of period .............................     2,975      --    6,165,014           --
                                             -------   -----   ----------   ----------
Contract owners' equity end of period ....   $ 3,497   2,975    6,293,400    6,165,014
                                             =======   =====   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       355      --      675,300           --
                                             -------   -----   ----------   ----------
   Units purchased .......................       362     355      357,913      733,827
   Units redeemed ........................      (380)     --     (477,440)     (58,527)
                                             -------   -----   ----------   ----------
   Ending units ..........................       337     355      555,773      675,300
                                             =======   =====   ==========   ==========

                                                    GVITNStrVal               GVITSmCapGr
                                             -----------------------   -------------------------
                                                2003         2002          2003         2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (115,155)    (146,315)   (1,079,419)   (1,042,884)
   Realized gain (loss) on investments ...     (587,126)  (1,057,941)    1,114,567   (20,429,430)
   Change in unrealized gain (loss)
      on investments .....................    4,323,916   (3,386,730)   23,912,585   (16,058,574)
   Reinvested capital gains ..............           --           --            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,621,635   (4,590,986)   23,947,733   (37,530,888)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      183,538      168,286     7,770,156    23,240,562
   Transfers between funds ...............     (611,534)  (1,737,375)    6,808,129   (11,284,457)
   Redemptions (note 3) ..................     (810,958)  (1,732,203)   (6,450,435)   (7,587,880)
   Annuity benefits ......................       (2,983)      (2,464)      (11,086)       (7,271)
   Annual contract maintenance charges
      (note 2) ...........................         (245)        (279)       (2,115)       (1,897)
   Contingent deferred sales charges
      (note 2) ...........................       (5,380)     (37,340)     (166,806)     (174,985)
   Adjustments to maintain reserves ......       11,334      (18,622)      (18,699)      (49,095)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   (1,236,228)  (3,359,997)    7,929,144     4,134,977
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....    2,385,407   (7,950,983)   31,876,877   (33,395,911)
Contract owners' equity beginning
   of period .............................   10,832,478   18,783,461    70,828,687   104,224,598
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   13,217,885   10,832,478   102,705,564    70,828,687
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    1,421,331    1,814,381     7,239,678     7,019,483
                                             ----------   ----------   -----------   -----------
   Units purchased .......................      174,295       20,036    14,899,505       318,872
   Units redeemed ........................     (340,000)    (413,086)  (14,217,407)      (98,677)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,255,626    1,421,331     7,921,776     7,239,678
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITSmCapGr2              GVITSmCapVal
                                             --------------------   --------------------------
                                                2003       2002         2003          2002
                                             ----------   -------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (23,187)   (1,516)   (3,926,547)    (3,962,039)
   Realized gain (loss) on investments ...      (16,435)    3,505   (28,435,099)   (52,629,052)
   Change in unrealized gain (loss)
      on investments .....................      405,858   (10,045)  180,413,361    (74,016,267)
   Reinvested capital gains ..............           --        --            --      8,654,804
                                             ----------   -------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      366,236    (8,056)  148,051,715   (121,952,554)
                                             ----------   -------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,047,997   457,548    27,102,458     86,691,031
   Transfers between funds ...............      123,652       334       872,900    (24,609,301)
   Redemptions (note 3) ..................      (34,739)   (3,788)  (25,048,350)   (35,037,161)
   Annuity benefits ......................           --        --       (46,884)       (39,728)
   Annual contract maintenance charges
      (note 2) ...........................           --        --        (8,001)        (7,389)
   Contingent deferred sales charges
      (note 2) ...........................         (473)       --      (509,639)      (603,080)
   Adjustments to maintain reserves ......       (1,892)      (11)       (3,225)       (69,547)
                                             ----------   -------   -----------   ------------
         Net equity transactions .........    1,134,545   454,083     2,359,259     26,324,825
                                             ----------   -------   -----------   ------------

Net change in contract owners' equity ....    1,500,781   446,027   150,410,974    (95,627,729)
Contract owners' equity beginning
   of period .............................      446,027        --   288,055,124    383,682,853
                                             ----------   -------   -----------   ------------
Contract owners' equity end of period ....   $1,946,808   446,027   438,466,098    288,055,124
                                             ==========   =======   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................       62,244        --    20,923,018     20,396,752
                                             ----------   -------   -----------   ------------
   Units purchased .......................      160,012    62,755    17,161,745        740,770
   Units redeemed ........................      (15,957)     (511)  (17,660,763)      (214,504)
                                             ----------   -------   -----------   ------------
   Ending units ..........................      206,299    62,244    20,424,000     20,923,018
                                             ==========   =======   ===========   ============

                                                GVITSmCapVal2             GVITSmComp
                                             -------------------   -------------------------
                                                2003       2002        2003          2002
                                             ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (31,857)   (2,437)   (3,001,469)   (2,911,457)
   Realized gain (loss) on investments ...      22,450    (1,939)   (9,842,659)   (6,708,595)
   Change in unrealized gain (loss)
      on investments .....................     874,628    17,135    99,894,575   (42,174,252)
   Reinvested capital gains ..............          --        --            --            --
                                             ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     865,221    12,759    87,050,447   (51,794,304)
                                             ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,085,123   637,653    21,597,338    48,948,367
   Transfers between funds ...............     432,265     2,075       780,511    (8,294,587)
   Redemptions (note 3) ..................     (73,049)   (3,939)  (19,124,466)  (31,599,380)
   Annuity benefits ......................          --        --       (43,782)      (46,896)
   Annual contract maintenance charges
      (note 2) ...........................          --        --        (5,431)       (5,100)
   Contingent deferred sales charges
      (note 2) ...........................        (682)       --      (366,956)     (380,528)
   Adjustments to maintain reserves ......         (58)       (7)      (45,430)     (195,208)
                                             ---------   -------   -----------   -----------
         Net equity transactions .........   1,443,599   635,782     2,791,784     8,426,668
                                             ---------   -------   -----------   -----------

Net change in contract owners' equity ....   2,308,820   648,541    89,842,231   (43,367,636)
Contract owners' equity beginning
   of period .............................     648,541        --   221,409,467   264,777,103
                                             ---------   -------   -----------   -----------
Contract owners' equity end of period ....   2,957,361   648,541   311,251,698   221,409,467
                                             =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      91,515        --    17,985,000    17,761,358
                                             ---------   -------   -----------   -----------
   Units purchased .......................     211,028    92,075    14,339,738       324,067
   Units redeemed ........................     (31,198)     (560)  (14,264,294)     (100,425)
                                             ---------   -------   -----------   -----------
   Ending units ..........................     271,345    91,515    18,060,444    17,985,000
                                             =========   =======   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITSmComp2            GVITTGroFoc          GVITTGroFoc3        GVITUSGro
                                            ---------------------  ---------------------  --------------------  ------------
                                               2003        2002       2003       2002        2003       2002     2003   2002
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ----
Investment activity:
   Net investment income (loss) ..........  $  (53,175)    (4,204)   (19,402)    (59,842)   (33,994)    (4,202)   (217)  --
   Realized gain (loss) on investments ...       8,658       (422)  (171,522) (2,042,773)   258,816    (52,800)    541   --
   Change in unrealized gain (loss)
      on investments .....................   1,089,488     (9,604)   857,450  (1,016,367)   764,906    (66,136)  1,870   --
   Reinvested capital gains ..............          --         --         --          --         --         --   3,768   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,044,971    (14,230)   666,526  (3,118,982)   989,728   (123,138)  5,962   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,862,061  1,201,137        544     210,548    346,140     38,083  62,605   --
  Transfers between funds ................     219,503     25,595   (343,412) (1,962,154) 3,139,277  1,090,035   4,402   --
   Redemptions (note 3) ..................    (124,151)   (12,694)  (132,393)   (725,344)  (201,411)   (20,926) (5,032)  --
   Annuity benefits ......................          --         --       (235)       (250)        --         --  (1,765)  --
   Annual contract maintenance charges
      (note 2) ...........................          --         --        (79)        (94)       (19)        (5)     --   --
   Contingent deferred sales charges
      (note 2) ...........................      (1,665)      (206)    (3,403)    (19,780)    (2,780)    (1,011)    (12)  --
   Adjustments to maintain reserves ......        (132)       (28)    (3,280)       (487)       210       (123) 26,270   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
         Net equity transactions .........   1,955,616  1,213,804   (482,258) (2,497,561) 3,281,417  1,106,053  86,468   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Net change in contract owners' equity ....   3,000,587  1,199,574    184,268  (5,616,543) 4,271,145    982,915  92,430   --
Contract owners' equity beginning
   of period .............................   1,199,574         --  1,590,914   7,207,457    982,915         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
Contract owners' equity end of period ....  $4,200,161  1,199,574  1,775,182   1,590,914  5,254,060    982,915  92,430   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

CHANGES IN UNITS:
   Beginning units .......................     153,778         --    750,449   1,938,798    131,153         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Units purchased .......................     262,307    155,353     17,018     101,013    575,628    133,542   1,022   --
   Units redeemed ........................     (26,087)    (1,575)  (208,259) (1,289,362)  (235,193)    (2,389)   (447)  --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Ending units ..........................     389,998    153,778    559,208     750,449    471,588    131,153     575   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITUSGro3              GVITVKMultiSec
                                            -----------------------   -------------------------
                                                2003         2002         2003         2002
                                            -----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) .........   $  (274,730)    (29,096)    6,933,689     6,212,497
   Realized gain (loss) on investments...       (42,764)   (438,112)    1,250,745    (1,024,306)
   Change in unrealized gain (loss)
      on investments ....................     4,809,529    (381,084)    8,910,527     2,809,117
   Reinvested capital gains .............     2,777,953          --            --            --
                                            -----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     7,269,988    (848,292)   17,094,961     7,997,308
                                            -----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,338,950   1,245,400    17,430,399    25,614,898
   Transfers between funds ..............    29,323,610   3,888,820    (9,170,004)   23,807,959
   Redemptions (note 3) .................    (1,435,925)   (343,173)  (18,439,797)  (16,115,579)
   Annuity benefits .....................            --          --       (41,189)      (25,243)
   Annual contract maintenance charges
      (note 2) ..........................           (82)         --          (984)         (511)
   Contingent deferred sales charges
      (note 2) ..........................       (17,923)     (7,184)     (347,408)     (284,522)
   Adjustments to maintain reserves .....        21,885      (3,457)       29,817        74,179
                                            -----------   ---------   -----------   -----------
         Net equity transactions ........    31,230,515   4,780,406   (10,539,166)   33,071,181
                                            -----------   ---------   -----------   -----------

Net change in contract owners' equity ...    38,500,503   3,932,114     6,555,795    41,068,489
Contract owners' equity beginning
   of period ............................     3,932,114          --   163,641,319   122,572,830
                                            -----------   ---------   -----------   -----------
Contract owners' equity end of period ...   $42,432,617   3,932,114   170,197,114   163,641,319
                                            ===========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................       525,137          --    13,884,968    11,028,888
                                            -----------   ---------   -----------   -----------
   Units purchased ......................     4,728,501     558,038     6,918,553     3,558,376
   Units redeemed .......................    (1,487,405)    (32,901)   (7,770,512)     (702,296)
                                            -----------   ---------   -----------   -----------
   Ending units .........................     3,766,233     525,137    13,033,009    13,884,968
                                            ===========   =========   ===========   ===========

                                                     GVITWLead             GVITWLead3
                                            -------------------------   ----------------
                                               2003          2002         2003      2002
                                            -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) .........      (260,018)        5,072     (33,867)   --
   Realized gain (loss) on investments ..      (496,231)   (5,648,855)    137,431    --
   Change in unrealized gain (loss)
      on investments ....................     7,452,657    (1,865,555)    785,310    --
   Reinvested capital gains .............            --            --          --    --
                                            -----------   -----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     6,696,408    (7,509,338)    888,874    --
                                            -----------   -----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       820,262     2,394,788     698,011    --
   Transfers between funds ..............    (5,324,646)   (4,412,557)  4,497,919    --
   Redemptions (note 3) .................    (1,734,655)   (3,185,403)   (229,734)   --
   Annuity benefits .....................          (506)       (1,285)       (244)   --
   Annual contract maintenance charges
      (note 2) ..........................          (603)         (635)        (15)   --
   Contingent deferred sales charges
      (note 2) ..........................       (30,795)      (47,722)     (4,777)   --
   Adjustments to maintain reserves .....        (6,525)       16,684       2,924    --
                                            -----------   -----------   ---------   ---
         Net equity transactions ........    (6,277,468)   (5,236,130)  4,964,084    --
                                            -----------   -----------   ---------   ---

Net change in contract owners' equity ...       418,940   (12,745,468)  5,852,958    --
Contract owners' equity beginning
   of period ............................    22,665,604    35,411,072          --    --
                                            -----------   -----------   ---------   ---
Contract owners' equity end of period ...    23,084,544    22,665,604   5,852,958    --
                                            ===========   ===========   =========   ===

CHANGES IN UNITS:
   Beginning units ......................     3,092,482     3,514,002          --    --
                                            -----------   -----------   ---------   ---
   Units purchased ......................     9,296,542       194,007     533,028    --
   Units redeemed .......................   (10,083,554)     (615,527)   (102,411)   --
                                            -----------   -----------   ---------   ---
   Ending units .........................     2,305,470     3,092,482     430,617    --
                                            ===========   ===========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 JanBal              JanCapAp
                                            --------------   --------------------------
                                              2003    2002      2003           2002
                                            -------   ----   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $    (1)   --     (2,349,369)    (2,667,812)
   Realized gain (loss) on investments ..        --    --    (49,264,386)   (73,097,754)
   Change in unrealized gain (loss)
      on investments ....................        23    --     90,961,579     22,103,179
   Reinvested capital gains .............        --    --             --             --
                                            -------   ---    -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        22    --     39,347,824    (53,662,387)
                                            -------   ---    -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    18,052    --     14,590,082     31,790,317
   Transfers between funds ..............        --    --    (26,421,967)   (49,778,082)
   Redemptions (note 3) .................        --    --    (18,190,554)   (31,016,420)
   Annuity benefits .....................       (82)   --        (34,413)       (33,073)
   Annual contract maintenance charges
      (note 2) ..........................        --    --         (6,351)        (6,516)
   Contingent deferred sales charges
      (note 2) ..........................        --    --       (435,621)      (610,387)
   Adjustments to maintain reserves .....        (4)   --        (36,487)      (133,680)
                                            -------   ---    -----------   ------------
         Net equity transactions ........    17,966    --    (30,535,311)   (49,787,841)
                                            -------   ---    -----------   ------------

Net change in contract owners' equity ...    17,988    --      8,812,513   (103,450,228)
Contract owners' equity beginning
   of period ............................        --    --    228,526,525    331,976,753
                                            -------   ---    -----------   ------------
Contract owners' equity end of period ...   $17,988    --    237,339,038    228,526,525
                                            =======   ===    ===========   ============

CHANGES IN UNITS:
   Beginning units ......................        --    --     38,006,657     45,531,568
                                            -------   ---    -----------   ------------
   Units purchased ......................     1,744    --     20,321,346      4,881,610
   Units redeemed .......................        --    --    (25,048,881)   (12,406,521)
                                            -------   ---    -----------   ------------
   Ending units .........................     1,744    --     33,279,122     38,006,657
                                            =======   ===    ===========   ============

                                                   JanGlTechS2              JanGlTech
                                            -----------------------   -------------------------
                                               2003         2002         2003          2002
                                            ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (216,287)     (66,075)     (722,039)   (1,157,006)
   Realized gain (loss) on investments ..     (435,847)    (202,646)   (4,956,176)  (56,386,664)
   Change in unrealized gain (loss)
      on investments ....................    7,053,682   (1,754,402)   27,225,442     2,517,341
   Reinvested capital gains .............           --           --            --            --
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    6,401,548   (2,023,123)   21,547,227   (55,026,329)
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,272,680    4,636,599       133,552     5,685,348
   Transfers between funds ..............    1,415,543    9,750,614    (9,932,384)  (35,085,106)
   Redemptions (note 3) .................   (1,916,209)    (979,337)   (4,038,158)   (8,871,610)
   Annuity benefits .....................           --           --        (6,921)       (6,159)
   Annual contract maintenance charges
      (note 2) ..........................         (655)        (196)       (3,303)       (4,016)
   Contingent deferred sales charges
      (note 2) ..........................      (34,047)     (12,146)     (139,586)     (172,313)
   Adjustments to maintain reserves .....      211,869      118,256      (272,838)      (69,097)
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    3,949,181   13,513,790   (14,259,638)  (38,522,953)
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity....   10,350,729   11,490,667     7,287,589   (93,549,282)
Contract owners' equity beginning
   of period ............................   11,490,667           --    56,463,096   150,012,378
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   21,841,396   11,490,667    63,750,685    56,463,096
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    1,620,570           --    24,072,809    37,284,126
                                            ----------   ----------   -----------   -----------
   Units purchased ......................    1,564,428    1,723,852        66,215     1,962,588
   Units redeemed .......................   (1,065,047)    (103,282)   (5,351,122)  (15,173,905)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,119,951    1,620,570    18,787,902    24,072,809
                                            ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   JanIntGroS2                   JanIntGro
                                             ------------------------   --------------------------
                                                 2003         2002          2003          2002
                                             -----------   ----------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (111,044)    (112,144)     (317,182)    (1,213,751)
   Realized gain (loss) on investments ...      (494,587)    (139,387)   (7,591,002)    (7,314,177)
   Change in unrealized gain (loss)
      on investments .....................    13,652,619   (3,867,867)   41,091,664    (46,250,031)
   Reinvested capital gains ..............            --           --            --             --
                                             -----------   ----------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    13,046,988   (4,119,398)   33,183,480    (54,777,959)
                                             -----------   ----------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     9,284,321   12,847,414       397,046     13,072,787
   Transfers between funds ...............     1,112,832   24,008,604   (21,895,837)   (61,242,055)
   Redemptions (note 3) ..................    (2,996,494)  (2,262,906)   (7,976,206)   (16,933,151)
   Annuity benefits ......................        (1,967)          --       (17,149)       (28,671)
   Annual contract maintenance charges
      (note 2) ...........................        (1,110)        (276)       (5,315)        (6,886)
   Contingent deferred sales charges
      (note 2) ...........................       (56,473)     (18,796)     (235,758)      (285,148)
   Adjustments to maintain reserves ......       319,161      131,310      (422,330)      (258,998)
                                             -----------   ----------   -----------   ------------
         Net equity transactions .........     7,660,270   34,705,350   (30,155,549)   (65,682,122)
                                             -----------   ----------   -----------   ------------

Net change in contract owners' equity ....    20,707,258   30,585,952     3,027,931   (120,460,081)
Contract owners' equity beginning
   of period .............................    30,585,952           --   123,498,242    243,958,323
                                             -----------   ----------   -----------   ------------
Contract owners' equity end of period ....   $51,293,210   30,585,952   126,526,173    123,498,242
                                             ===========   ==========   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................     3,951,071           --    22,978,097     33,201,893
                                             -----------   ----------   -----------   ------------
   Units purchased .......................     2,443,957    4,179,628        90,572      2,052,973
   Units redeemed ........................    (1,407,036)    (228,557)   (5,386,908)   (12,276,769)
                                             -----------   ----------   -----------   ------------
   Ending units ..........................     4,987,992    3,951,071    17,681,761     22,978,097
                                             ===========   ==========   ===========   ============

                                                JanRMgLgCap          MFSMidCapGrS
                                             ----------------   ---------------------
                                                2003     2002      2003        2002
                                             ---------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (2,063)    --     (52,820)     (4,277)
   Realized gain (loss) on investments ...       1,672     --      21,080        (397)
   Change in unrealized gain (loss)
      on investments .....................      76,003     --     897,208     (14,376)
   Reinvested capital gains ..............          --     --          --          --
                                             ---------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      75,612     --     865,468     (19,050)
                                             ---------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     247,072     --   1,887,800   1,335,253
   Transfers between funds ...............     819,121     --     101,936      10,717
   Redemptions (note 3) ..................      (4,788)    --    (110,629)     (2,567)
   Annuity benefits ......................          --     --          --          --
   Annual contract maintenance charges
      (note 2) ...........................          --     --          --          --
   Contingent deferred sales charges
      (note 2) ...........................        (127)    --      (1,763)         --
   Adjustments to maintain reserves ......          28     --         (66)        (35)
                                             ---------    ---   ---------   ---------
         Net equity transactions .........   1,061,306     --   1,877,278   1,343,368
                                             ---------    ---   ---------   ---------

Net change in contract owners' equity ....   1,136,918     --   2,742,746   1,324,318
Contract owners' equity beginning
   of period .............................          --     --   1,324,318          --
                                             ---------    ---   ---------   ---------
Contract owners' equity end of period ....   1,136,918     --   4,067,064   1,324,318
                                             =========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .......................          --     --     187,101          --
                                             ---------    ---   ---------   ---------
   Units purchased .......................     108,929     --     291,263     187,457
   Units redeemed ........................     (15,753)    --     (50,088)       (356)
                                             ---------    ---   ---------   ---------
   Ending units ..........................      93,176     --     428,276     187,101
                                             =========    ===   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  MFSNewDiscS              MFSValS
                                             --------------------   ---------------------
                                                2003        2002       2003        2002
                                             ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (24,150)   (1,532)    (39,841)     (2,816)
   Realized gain (loss) on investments ...        9,610        (9)      2,111         562
   Change in unrealized gain (loss)
      on investments .....................      408,079    (9,765)    633,192      (7,250)
   Reinvested capital gains ..............           --        --          --          --
                                             ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      393,539   (11,306)    595,462      (9,504)
                                             ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      967,544   421,119   1,540,987   1,063,444
   Transfers between funds ...............      259,453       314     228,529      (1,123)
   Redemptions (note 3) ..................      (25,632)     (345)    (55,640)       (708)
   Annuity benefits ......................           --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         (103)       --      (1,039)         --
   Adjustments to maintain reserves ......          (60)      (12)        (82)        (26)
                                             ----------   -------   ---------   ---------
         Net equity transactions .........    1,201,202   421,076   1,712,755   1,061,587
                                             ----------   -------   ---------   ---------

Net change in contract owners' equity ....    1,594,741   409,770   2,308,217   1,052,083
Contract owners' equity beginning
   of period .............................      409,770        --   1,052,083          --
                                             ----------   -------   ---------   ---------
Contract owners' equity end of period ....   $2,004,511   409,770   3,360,300   1,052,083
                                             ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       55,031        --     126,768          --
                                             ----------   -------   ---------   ---------
   Units purchased .......................      161,384    55,076     218,121     126,986
   Units redeemed ........................      (10,974)      (45)    (14,074)       (218)
                                             ----------   -------   ---------   ---------
   Ending units ..........................      205,441    55,031     330,815     126,768
                                             ==========   =======   =========   =========

                                                  NBAMTFasc            NBAMTFocus
                                             -------------------   -----------------
                                                2003       2002      2003      2002
                                             ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........     (19,068)   (1,345)  (10,525)     (404)
   Realized gain (loss) on investments ...      90,322      (313)   54,631       526
   Change in unrealized gain (loss)
      on investments .....................     204,154     1,358   263,714      (413)
   Reinvested capital gains ..............         709        --     5,724        --
                                             ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     276,117      (300)  313,544      (291)
                                             ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     834,353   332,916   423,429    76,270
   Transfers between funds ...............     182,184        42   123,540    43,017
   Redemptions (note 3) ..................     (44,649)     (893)   (4,878)       --
   Annuity benefits ......................          --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................          --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (1,046)       --       (36)       --
   Adjustments to maintain reserves ......         (80)      (12)       20        (9)
                                             ---------   -------   -------   -------
         Net equity transactions .........     970,762   332,053   542,075   119,278
                                             ---------   -------   -------   -------

Net change in contract owners' equity ....   1,246,879   331,753   855,619   118,987
Contract owners' equity beginning
   of period .............................     331,753        --   118,987        --
                                             ---------   -------   -------   -------
Contract owners' equity end of period ....   1,578,632   331,753   974,606   118,987
                                             =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      33,884        --    10,974        --
                                             ---------   -------   -------   -------
   Units purchased .......................     147,734    33,975    51,725    10,974
   Units redeemed ........................     (50,425)      (91)  (14,629)       --
                                             ---------   -------   -------   -------
   Ending units ..........................     131,193    33,884    48,070    10,974
                                             =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    NBAMTGuard               NBAMTLMat
                                            --------------------------   -----------------
                                                2003           2002         2003      2002
                                            ------------   -----------   ----------   ----
Investment activity:
   Net investment income (loss) .........   $   (304,811)     (520,804)     769,047     --
   Realized gain (loss) on investments...     (8,908,007)  (14,519,428)    (113,156)    --
   Change in unrealized gain (loss)
      on investments ....................     36,216,891   (21,242,510)    (438,554)    --
   Reinvested capital gains .............             --            --           --     --
                                            ------------   -----------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     27,004,073   (36,282,742)     217,337     --
                                            ------------   -----------   ----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,515,769    24,946,350    3,091,955     --
   Transfers between funds ..............     (2,989,590)   (9,627,997)  23,207,424     --
   Redemptions (note 3) .................     (8,051,225)   (9,836,701)  (2,571,754)    --
   Annuity benefits .....................        (11,483)      (12,657)        (306)    --
   Annual contract maintenance charges
      (note 2) ..........................         (2,372)       (2,516)          (3)    --
   Contingent deferred sales charges
      (note 2) ..........................       (129,087)     (138,384)     (63,772)    --
   Adjustments to maintain reserves .....        (40,744)      (33,467)    (173,152)    --
                                            ------------   -----------   ----------    ---
         Net equity transactions ........     (4,708,732)    5,294,628   23,490,392     --
                                            ------------   -----------   ----------    ---

Net change in contract owners' equity ...     22,295,341   (30,988,114)  23,707,729     --
Contract owners' equity beginning
   of period ............................     89,521,392   120,509,506           --     --
                                            ------------   -----------   ----------    ---
Contract owners' equity end of period ...   $111,816,733    89,521,392   23,707,729     --
                                            ============   ===========   ==========    ===
CHANGES IN UNITS:
   Beginning units ......................      8,581,564     8,329,535           --     --
                                            ------------   -----------   ----------    ---
   Units purchased ......................      3,680,997       362,490    3,857,895     --
   Units redeemed .......................     (4,030,555)     (110,461)  (1,516,256)    --
                                            ------------   -----------   ----------    ---
   Ending units .........................      8,232,006     8,581,564    2,341,639     --
                                            ============   ===========   ==========    ===

                                                     NBAMTMCGr                   NBAMTPart
                                            --------------------------   -------------------------
                                                2003          2002           2003          2002
                                            -----------   ------------   -----------   -----------
Investment activity:
   Net investment income (loss) .........    (1,958,055)    (2,343,135)   (1,101,157)     (571,043)
   Realized gain (loss) on investments...   (16,191,261)   (48,800,972)    7,364,991   (31,412,862)
   Change in unrealized gain (loss)
      on investments ....................    55,761,998    (23,959,811)   21,274,751       934,177
   Reinvested capital gains .............            --             --            --            --
                                            -----------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    37,612,682    (75,103,918)   27,538,585   (31,049,728)
                                            -----------   ------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    12,416,328     30,580,899     5,095,634    12,132,256
   Transfers between funds ..............    (6,284,540)   (35,963,337)    8,744,665    (7,496,643)
   Redemptions (note 3) .................   (13,686,147)   (19,882,635)  (10,103,709)  (11,338,641)
   Annuity benefits .....................       (27,973)       (26,714)      (10,690)      (24,535)
   Annual contract maintenance charges
      (note 2) ..........................        (5,848)        (6,567)       (1,424)       (1,451)
   Contingent deferred sales charges
      (note 2) ..........................      (325,888)      (367,462)     (145,058)     (182,275)
   Adjustments to maintain reserves .....       (46,222)      (105,740)      170,209        (1,253)
                                            -----------   ------------   -----------   -----------
         Net equity transactions ........    (7,960,290)   (25,771,556)    3,749,627    (6,912,542)
                                            -----------   ------------   -----------   -----------

Net change in contract owners' equity ...    29,652,392   (100,875,474)   31,288,212   (37,962,270)
Contract owners' equity beginning
   of period ............................   148,133,620    249,009,094    81,429,104   119,391,374
                                            -----------   ------------   -----------   -----------
Contract owners' equity end of period ...   177,786,012    148,133,620   112,717,316    81,429,104
                                            ===========   ============   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................    13,997,826     16,244,793     9,838,338    10,900,243
                                            -----------   ------------   -----------   -----------
   Units purchased ......................    14,134,653      2,719,734    16,480,916     1,922,012
   Units redeemed .......................   (14,822,060)    (4,966,701)  (16,198,404)   (2,983,917)
                                            -----------   ------------   -----------   -----------
   Ending units .........................    13,310,419     13,997,826    10,120,850     9,838,338
                                            ===========   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     OppAggGro                     OppCapAp
                                            ---------------------------   --------------------------
                                                2003           2002           2003          2002
                                            ------------   ------------   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $ (2,178,625)      (956,123)   (3,358,246)    (2,514,944)
   Realized gain (loss) on investments...    (26,662,914)   (33,300,199)  (79,698,258)   (83,606,510)
   Change in unrealized gain (loss)
      on investments ....................     67,607,605    (42,270,037)  189,268,030    (61,873,771)
   Reinvested capital gains .............             --             --            --             --
                                            ------------   ------------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     38,766,066    (76,526,359)  106,211,526   (147,995,225)
                                            ------------   ------------   -----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     12,265,555     26,590,464    33,123,301    109,183,529
   Transfers between funds ..............     (3,753,943)   (36,542,421)      (88,303)   (44,660,527)
   Redemptions (note 3) .................    (13,789,781)   (21,262,248)  (30,009,635)   (42,574,255)
   Annuity benefits .....................        (13,751)       (12,540)     (137,467)       (96,696)
   Annual contract maintenance charges
      (note 2) ..........................        (16,720)       (18,513)      (15,116)       (15,537)
   Contingent deferred sales charges
      (note 2) ..........................       (339,861)      (499,617)     (628,668)      (789,429)
   Adjustments to maintain reserves .....        (46,610)       (82,374)      (52,178)      (440,774)
                                            ------------   ------------   -----------   ------------
         Net equity transactions ........     (5,695,111)   (31,827,249)    2,191,934     20,606,311
                                            ------------   ------------   -----------   ------------

Net change in contract owners' equity ...     33,070,955   (108,353,608)  108,403,460   (127,388,914)
Contract owners' equity beginning
   of period ............................    168,931,895    277,285,503   367,308,837    494,697,751
                                            ------------   ------------   -----------   ------------
Contract owners' equity end of period ...   $202,002,850    168,931,895   475,712,297    367,308,837
                                            ============   ============   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................     18,771,046     22,119,714    34,239,324     33,328,767
                                            ------------   ------------   -----------   ------------
   Units purchased ......................     15,840,071      2,852,632    16,539,455      1,314,960
   Units redeemed .......................    (16,568,786)    (6,201,300)  (16,523,545)      (404,403)
                                            ------------   ------------   -----------   ------------
   Ending units .........................     18,042,331     18,771,046    34,255,234     34,239,324
                                            ============   ============   ===========   ============

                                                   OppCapApS                OppGlSec3
                                            -----------------------   ------------------
                                               2003         2002          2003      2002
                                            ----------   ----------   -----------   ----
Investment activity:
   Net investment income (loss) .........      (83,959)     (11,082)     (473,209)    --
   Realized gain (loss) on investments...       33,706         (442)       77,559     --
   Change in unrealized gain (loss)
      on investments ....................    1,502,096      (34,288)   18,123,498     --
   Reinvested capital gains .............           --           --            --     --
                                             ---------    ---------   -----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,451,843      (45,812)   17,727,848     --
                                             ---------    ---------   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,217,012    2,811,922    20,432,201     --
   Transfers between funds ..............       30,519       47,918    68,832,292     --
   Redemptions (note 3) .................     (213,984)     (16,209)   (4,952,827)    --
   Annuity benefits .....................           --           --            --     --
   Annual contract maintenance charges
      (note 2) ..........................           --           --          (219)    --
   Contingent deferred sales charges
      (note 2) ..........................       (3,313)        (314)      (39,883)    --
   Adjustments to maintain reserves .....         (192)         (56)      340,717     --
                                             ---------    ---------   -----------    ---
         Net equity transactions ........    3,030,042    2,843,261    84,612,281     --
                                             ---------    ---------   -----------    ---
Net change in contract owners' equity ...    4,481,885    2,797,449   102,340,129     --
Contract owners' equity beginning
   of period ............................    2,797,449           --            --     --
                                             ---------    ---------   -----------    ---
Contract owners' equity end of period ...    7,279,334    2,797,449   102,340,129     --
                                             =========    =========   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................      357,291           --            --     --
                                             ---------    ---------   -----------    ---
   Units purchased ......................      443,856      359,305     8,327,972     --
   Units redeemed .......................      (76,564)      (2,014)   (1,138,783)    --
                                             ---------    ---------   -----------    ---
   Ending units .........................      724,583      357,291     7,189,189     --
                                             =========    =========   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      OppGlSec                   OppGlSecS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (511,619)   (1,461,958)     (74,747)    (12,345)
   Realized gain (loss) on investments ...     (2,129,491)  (33,071,876)     199,303      (6,435)
   Change in unrealized gain (loss)
      on investments .....................     67,777,262    (6,927,663)   2,247,010     (80,839)
   Reinvested capital gains ..............             --            --           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     65,136,152   (41,461,497)   2,371,566     (99,619)
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     13,530,546    74,829,785    2,787,361   3,622,894
   Transfers between funds ...............    (59,561,882)   29,607,157   (1,448,420)     15,796
   Redemptions (note 3) ..................    (11,050,581)  (20,936,134)    (167,744)    (23,136)
   Annuity benefits ......................        (29,447)      (15,678)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (2,606)       (1,762)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (231,634)     (402,849)      (3,053)       (304)
   Adjustments to maintain reserves ......       (339,586)     (180,356)        (293)        (67)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........    (57,685,190)   82,900,163    1,167,851   3,615,183
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      7,450,962    41,438,666    3,539,417   3,515,564
Contract owners' equity beginning
   of period .............................    186,172,209   144,733,543    3,515,564          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $193,623,171   186,172,209    7,054,981   3,515,564
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     26,384,682    15,482,090      458,129          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     70,273,872    12,723,223      425,080     461,024
   Units redeemed ........................    (77,260,349)   (1,820,631)    (227,592)     (2,895)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     19,398,205    26,384,682      655,617     458,129
                                             ============   ===========   ==========   =========

                                                     OppMSFund                 OppMSFundS
                                             -------------------------   ---------------------
                                                 2003          2002         2003        2002
                                             -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (953,731)   (1,613,554)    (69,924)     (8,189)
   Realized gain (loss) on investments ...   (32,780,259)  (11,190,573)     12,428        (946)
   Change in unrealized gain (loss)
      on investments .....................   111,900,491   (67,145,146)  1,616,439     (56,306)
   Reinvested capital gains ..............            --            --          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    78,166,501   (79,949,273)  1,558,943     (65,441)
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,801,845    68,586,709   4,188,742   2,778,338
   Transfers between funds ...............    13,457,492   (24,648,326)    244,042      10,124
   Redemptions (note 3) ..................   (29,493,034)  (37,246,075)   (196,746)     (9,550)
   Annuity benefits ......................       (49,195)      (71,401)         --          --
   Annual contract maintenance charges
      (note 2) ...........................        (6,772)       (6,645)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (596,460)     (617,480)     (1,127)       (128)
   Adjustments to maintain reserves ......       (37,532)     (246,939)       (196)        (52)
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........    10,076,344     5,749,843   4,234,715   2,778,732
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    88,242,845   (74,199,430)  5,793,658   2,713,291
Contract owners' equity beginning
   of period .............................   312,115,840   386,315,270   2,713,291          --
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   400,358,685   312,115,840   8,506,949   2,713,291
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    35,365,474    35,201,321     337,974          --
                                             -----------   -----------   ---------   ---------
   Units purchased .......................    13,960,527       242,020     558,672     339,128
   Units redeemed ........................   (13,237,497)      (77,867)    (43,319)     (1,154)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................    36,088,504    35,365,474     853,327     337,974
                                             ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                              OppMSSmCapS        OppStratBdS
                                             -------------   -------------------
                                              2003    2002      2003       2002
                                             ------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   (3)    --      52,111    (2,963)
   Realized gain (loss) on investments ...       --     --      33,065         5
   Change in unrealized gain (loss)
      on investments .....................      130     --     407,735    27,827
   Reinvested capital gains ..............       --     --          --        --
                                             ------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127     --     492,911    24,869
                                             ------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,242     --   3,772,854   871,808
   Transfers between funds ...............       --     --     262,919    13,226
   Redemptions (note 3) ..................       --     --    (191,639)   (3,544)
   Annuity benefits ......................      (13)    --          --        --
   Annual contract maintenance charges
      (note 2) ...........................       --     --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       --     --      (1,915)       --
   Adjustments to maintain reserves ......       (7)    --        (192)       40
                                             ------    ---   ---------   -------
         Net equity transactions .........    2,222     --   3,842,027   881,530
                                             ------    ---   ---------   -------

Net change in contract owners' equity ....    2,349     --   4,334,938   906,399
Contract owners' equity beginning
   of period .............................       --     --     906,399        --
                                             ------    ---   ---------   -------
Contract owners' equity end of period ....   $2,349     --   5,241,337   906,399
                                             ======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units .......................       --     --      88,463        --
                                             ------    ---   ---------   -------
   Units purchased .......................      228     --     411,948    88,816
   Units redeemed ........................       --     --     (56,116)     (353)
                                             ------    ---   ---------   -------
   Ending units ..........................      228     --     444,295    88,463
                                             ======    ===   =========   =======

                                                       StOpp2                   VEWrldEMkt
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,093,614)   (1,399,233)     (507,847)    (535,932)
   Realized gain (loss) on investments ...   (12,672,278)  (28,887,352)   16,390,403   (1,765,844)
   Change in unrealized gain (loss)
      on investments .....................    69,158,636   (32,251,410)    7,721,999   (3,159,730)
   Reinvested capital gains ..............            --     3,305,823            --           --
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    54,392,744   (59,232,172)   23,604,555   (5,461,506)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,605,060    70,318,455       920,279    5,337,651
   Transfers between funds ...............    (7,405,036)   (8,152,118)   (8,281,311)   1,346,661
   Redemptions (note 3) ..................   (11,248,578)  (14,208,518)   (2,964,238)  (6,296,450)
   Annuity benefits ......................       (19,087)      (13,434)      (13,493)     (11,173)
   Annual contract maintenance charges
      (note 2) ...........................        (3,516)       (2,482)         (981)      (1,051)
   Contingent deferred sales charges
      (note 2) ...........................      (201,993)     (184,861)      (75,529)    (102,363)
   Adjustments to maintain reserves ......       (51,205)      (41,941)      (47,797)     (68,837)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........       675,645    47,715,101   (10,463,070)     204,438
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....    55,068,389   (11,517,071)   13,141,485   (5,257,068)
Contract owners' equity beginning
   of period .............................   152,147,968   163,665,039    38,616,383   43,873,451
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   207,216,357   152,147,968    51,757,868   38,616,383
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    21,318,993    16,359,581     4,715,758    5,140,281
                                             -----------   -----------   -----------   ----------
   Units purchased .......................     8,361,962     6,155,967    50,680,034    6,467,072
   Units redeemed ........................    (8,287,470)   (1,196,555)  (51,230,354)  (6,891,595)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    21,393,485    21,318,993     4,165,438    4,715,758
                                             ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VEWrldHAs                 VKCom2               VKEmGr2        VKCorPlus2
                                             -----------------------  ---------------------  ------------------  -------------
                                                 2003        2002        2003        2002       2003      2002     2003   2002
                                             -----------  ----------  ----------  ---------  ---------  -------  -------  ----
Investment activity:
   Net investment income (loss) ..........   $  (149,354)   (137,779)   (142,025)   (15,945)   (37,738)  (3,640)  (1,134)   --
   Realized gain (loss) on investments ...     4,608,992  (3,411,575)     58,441     (3,488)     7,977   (1,067)      (4)   --
   Change in unrealized gain (loss)
      on investments .....................     3,939,885     456,720   3,208,623     84,155    487,756  (58,737)   1,716    --
   Reinvested capital gains ..............            --          --          --         --         --       --      619    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,399,523  (3,092,634)  3,125,039     64,722    457,995  (63,444)   1,197    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       429,500   1,733,956   7,690,300  4,565,990  1,401,379  959,706  139,182    --
   Transfers between funds ...............    12,228,631   9,420,121     666,322    (19,718)    39,204    6,032   10,300    --
   Redemptions (note 3) ..................    (2,137,052) (1,849,577)   (304,200)    (9,062)   (77,899)  (1,424)      --    --
   Annuity benefits ......................          (462)     (2,150)         --         --         --       --       --    --
   Annual contract maintenance charges
      (note 2) ...........................          (178)       (178)         --         --         --       --       --    --
   Contingent deferred sales charges
      (note 2) ...........................       (36,754)    (33,747)     (4,021)        --     (1,322)      --       --    --
   Adjustments to maintain reserves ......        (5,395)    (29,373)       (541)       (62)       (95)     (23)     (12)   --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
         Net equity transactions .........    10,478,290   9,239,052   8,047,860  4,537,148  1,361,267  964,291  149,470    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Net change in contract owners' equity ....    18,877,813   6,146,418  11,172,899  4,601,870  1,819,262  900,847  150,667    --
Contract owners' equity beginning
   of period .............................    17,173,994  11,027,576   4,601,870         --    900,847       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
Contract owners' equity end of period ....   $36,051,807  17,173,994  15,774,769  4,601,870  2,720,109  900,847  150,667    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

CHANGES IN UNITS:
   Beginning units .......................     2,012,923   1,232,877     573,556         --    124,303       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Units purchased .......................     6,911,409     890,996   1,045,233    577,149    195,345  124,486   14,916    --
   Units redeemed ........................    (5,939,426)   (110,950)    (86,997)    (3,593)   (18,453)    (183)      --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Ending units ..........................     2,984,906   2,012,923   1,531,792    573,556    301,195  124,303   14,916    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       VKEmMkt                  VKMidCapG
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (635,488)   2,763,327     (192,801)    (170,016)
   Realized gain (loss) on investments ...     6,559,929     (442,647)  (1,429,785)  (2,038,249)
   Change in unrealized gain (loss)
      on investments .....................     5,926,638     (332,040)   6,415,127   (2,932,693)
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    11,851,079    1,988,640    4,792,541   (5,140,958)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,924,296    7,402,541      654,478    4,185,070
   Transfers between funds ...............     3,433,484   19,111,610    4,885,281   (1,840,321)
   Redemptions (note 3) ..................    (4,625,182)  (3,397,500)  (1,072,080)  (1,163,335)
   Annuity benefits ......................        (6,383)      (3,330)      (3,988)      (4,824)
   Annual contract maintenance charges
      (note 2) ...........................          (910)        (522)        (610)        (459)
   Contingent deferred sales charges
      (note 2) ...........................       (85,022)     (62,230)     (23,923)     (30,005)
   Adjustments to maintain reserves ......        10,499       22,416      (11,482)      (5,474)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........     6,650,782   23,072,985    4,427,676    1,140,652
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    18,501,861   25,061,625    9,220,217   (4,000,306)
Contract owners' equity beginning
   of period .............................    45,150,207   20,088,582   11,046,775   15,047,081
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $63,652,068   45,150,207   20,266,992   11,046,775
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     2,957,540    1,489,717    2,485,863    2,212,771
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     6,852,232    1,634,545    1,903,101      387,198
   Units redeemed ........................    (6,532,633)    (166,722)  (1,186,729)    (114,106)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,277,139    2,957,540    3,202,235    2,485,863
                                             ===========   ==========   ==========   ==========

                                                     VKUSRealEst                VicDivrStk
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,303,244)    3,206,967     (162,344)    (131,121)
   Realized gain (loss) on investments ...    (1,969,449)      797,901     (219,163)    (392,796)
   Change in unrealized gain (loss)
      on investments .....................    61,752,307   (15,531,000)   5,413,740   (4,596,621)
   Reinvested capital gains ..............            --     3,677,034           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    57,479,614    (7,849,098)   5,032,233   (5,120,538)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    21,074,577    45,691,461      706,459    4,054,689
   Transfers between funds ...............    11,484,897    34,077,812      (45,534)    (470,062)
   Redemptions (note 3) ..................   (15,368,621)  (16,733,047)    (968,560)  (2,505,655)
   Annuity benefits ......................       (36,826)      (27,688)          --           --
   Annual contract maintenance charges
      (note 2) ...........................        (2,712)       (1,744)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (295,855)     (280,564)     (22,242)     (28,617)
   Adjustments to maintain reserves ......      (682,555)      688,267       (3,717)      (6,844)
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    16,172,905    63,414,497     (333,594)   1,043,511
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....    73,652,519    55,565,399    4,698,639   (4,077,027)
Contract owners' equity beginning
   of period .............................   157,098,309   101,532,910   15,412,266   19,489,293
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   230,750,828   157,098,309   20,110,905   15,412,266
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    12,444,223     7,976,411    2,099,385    2,004,812
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    13,993,637     5,242,510      139,468      134,602
   Units redeemed ........................   (12,982,253)     (774,698)    (181,851)     (40,029)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    13,455,607    12,444,223    2,057,002    2,099,385
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    VicInvQBd               VicSmCoOpp
                                             ----------------------   ---------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   28,011      77,295     (20,395)    (14,735)
   Realized gain (loss) on investments ...        9,381      21,391      15,296      37,145
   Change in unrealized gain (loss) on
      investments ........................      (54,157)     13,036     749,202    (189,535)
   Reinvested capital gains ..............       24,661      73,303          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        7,896     185,025     744,103    (167,125)
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       23,903       2,000      38,086     353,108
   Transfers between funds ...............       11,914      (7,027)    (28,111)    (48,712)
   Redemptions (note 3) ..................     (173,701)   (257,741)    (87,172)   (238,986)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (5,931)     (5,833)     (2,081)     (3,726)
   Adjustments to maintain reserves ......          (25)        (14)        102         (89)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (143,840)   (268,615)    (79,176)     61,595
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....     (135,944)    (83,590)    664,927    (105,530)
Contract owners' equity beginning
   of period .............................    2,241,820   2,325,410   2,558,829   2,664,359
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $2,105,876   2,241,820   3,223,756   2,558,829
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      176,741     199,584     246,933     241,148
                                             ----------   ---------   ---------   ---------
   Units purchased .......................        2,886         174       3,898       8,382
   Units redeemed ........................      (14,576)    (23,017)    (11,040)     (2,597)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      165,051     176,741     239,791     246,933
                                             ==========   =========   =========   =========

                                                     WRAsStrat                   WRBal
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........       (23,799)     439,197     (345,955)     382,166
   Realized gain (loss) on investments ...        15,453      (43,421)    (113,581)    (182,321)
   Change in unrealized gain (loss) on
      investments ........................     9,773,596      708,959   12,178,254   (5,642,887)
   Reinvested capital gains ..............       523,095           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,288,345    1,104,735   11,718,718   (5,443,042)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    32,030,193   32,669,971   18,363,862   20,457,932
   Transfers between funds ...............     1,507,344    4,439,781    3,184,036      276,562
   Redemptions (note 3) ..................    (4,594,538)  (2,543,895)  (3,241,279)  (2,935,125)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (146,205)     (62,505)     (72,396)     (56,515)
   Adjustments to maintain reserves ......        68,747        6,535       20,269       (3,035)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    28,865,541   34,509,887   18,254,492   17,739,819
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    39,153,886   35,614,622   29,973,210   12,296,777
Contract owners' equity beginning
   of period .............................    79,519,856   43,905,234   58,373,099   46,076,322
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   118,673,742   79,519,856   88,346,309   58,373,099
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     8,461,395    4,760,507    6,794,609    4,847,216
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     4,434,682    3,938,311    2,640,518    2,188,877
   Units redeemed ........................    (1,419,610)    (237,423)    (688,175)    (241,484)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................    11,476,467    8,461,395    8,746,952    6,794,609
                                             ===========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        WRBnd                      WRCoreEq
                                             --------------------------   -------------------------
                                                 2003          2002           2003          2002
                                             ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  3,416,801     3,098,761    (1,110,132)   (1,438,642)
   Realized gain (loss) on investments ...      1,169,887        59,999    (2,515,743)   (1,874,887)
   Change in unrealized gain (loss) on
      investments ........................     (1,651,626)    2,600,119    35,842,592   (45,994,822)
   Reinvested capital gains ..............             --            --            --            --
                                             ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      2,935,062     5,758,879    32,216,717   (49,308,351)
                                             ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     23,790,856    30,572,390    39,835,695    62,816,082
   Transfers between funds ...............    (15,102,707)   13,249,875    (6,191,102)     (927,460)
   Redemptions (note 3) ..................     (6,411,615)   (3,706,756)  (11,002,147)   (8,414,136)
   Annuity benefits ......................             --            --            --            --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --            --
   Contingent deferred sales charges
      (note 2) ...........................       (161,903)      (71,192)     (296,874)     (195,303)
   Adjustments to maintain reserves ......         40,889        52,494        13,442       (71,807)
                                             ------------   -----------   -----------   -----------
         Net equity transactions .........      2,155,520    40,096,811    22,359,014    53,207,376
                                             ------------   -----------   -----------   -----------

Net change in contract owners' equity ....      5,090,582    45,855,690    54,575,731     3,899,025
Contract owners' equity beginning of
   period ................................    100,850,579    54,994,889   185,915,974   182,016,949
                                             ------------   -----------   -----------   -----------
Contract owners' equity end of period ....   $105,941,161   100,850,579   240,491,705   185,915,974
                                             ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      8,643,298     5,069,211    28,039,884    21,221,006
                                             ------------   -----------   -----------   -----------
   Units purchased .......................      3,033,654     3,852,828     8,233,379     7,701,656
   Units redeemed ........................     (2,852,087)     (278,741)   (4,933,444)     (882,778)
                                             ------------   -----------   -----------   -----------
   Ending units ..........................      8,824,865     8,643,298    31,339,819    28,039,884
                                             ============   ===========   ===========   ===========

                                                      WRGrowth                   WRHiInc
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (3,132,108)   (2,477,904)   4,214,594    3,397,039
   Realized gain (loss) on investments ...      (300,384)   (1,756,371)    (905,365)     (75,088)
   Change in unrealized gain (loss) on
      investments ........................    50,129,544   (44,114,247)   6,434,879   (4,546,317)
   Reinvested capital gains ..............            --            --           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    46,697,052   (48,348,522)   9,744,108   (1,224,366)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    56,714,174    65,816,404   17,444,371   17,818,741
   Transfers between funds ...............    23,922,536     3,749,931   (2,210,050)   4,412,737
   Redemptions (note 3) ..................   (10,433,136)   (8,482,438)  (3,308,843)  (1,989,894)
   Annuity benefits ......................            --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (315,835)     (215,181)     (61,406)     (38,811)
   Adjustments to maintain reserves ......        15,750       (29,216)      23,437        8,273
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    69,903,489    60,839,500   11,887,509   20,211,046
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....   116,600,541    12,490,978   21,631,617   18,986,680
Contract owners' equity beginning of
   period ................................   185,008,498   172,517,520   49,233,726   30,247,046
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   301,609,039   185,008,498   70,865,343   49,233,726
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    27,861,661    20,170,887    4,689,184    2,785,585
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    12,689,046     8,526,617    2,378,017    2,059,988
   Units redeemed ........................    (3,144,635)     (835,843)  (1,359,792)    (156,389)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    37,406,072    27,861,661    5,707,409    4,689,184
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      WRIntl                    WRLTBond
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   224,852     (296,094)     687,179      360,135
   Realized gain (loss) on investments ...    (1,966,765)  (1,082,921)     127,527       41,254
   Change in unrealized gain (loss)
      on investments .....................    11,218,434   (5,767,714)    (226,663)     131,915
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     9,476,521   (7,146,729)     588,043      533,304
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,836,767   11,806,711   14,262,996   10,080,412
   Transfers between funds ...............     4,246,455    2,045,099    8,938,521    7,269,333
   Redemptions (note 3) ..................    (1,862,306)  (1,425,558)  (2,616,571)    (909,582)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (57,882)     (30,734)     (73,792)     (35,279)
   Adjustments to maintain reserves ......       (13,429)      (9,416)      10,602        3,917
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    10,149,605   12,386,102   20,521,756   16,408,801
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    19,626,126    5,239,373   21,109,799   16,942,105
Contract owners' equity beginning
   of period .............................    35,568,274   30,328,901   22,241,784    5,299,679
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $55,194,400   35,568,274   43,351,583   22,241,784
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     5,665,413    3,898,537    1,955,961      484,968
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     2,729,103    1,931,746    2,810,807    1,544,270
   Units redeemed ........................    (1,260,478)    (164,870)  (1,022,824)     (73,277)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     7,134,038    5,665,413    3,743,944    1,955,961
                                             ===========   ==========   ==========   ==========

                                                       WRMMkt                    WRSciTech
                                             -------------------------   ------------------------
                                                2003          2002          2003         2002
                                             -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........      (307,405)      (87,738)    (911,347)     (685,032)
   Realized gain (loss) on investments ...            --            --     (207,868)     (359,179)
   Change in unrealized gain (loss)
      on investments .....................            --            --   19,318,811   (13,455,380)
   Reinvested capital gains ..............            --            --           --            --
                                             -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (307,405)      (87,738)  18,199,596   (14,499,591)
                                             -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,140,077    46,398,802   21,833,102    24,538,776
   Transfers between funds ...............   (22,689,037)  (36,664,931)   2,165,630    (3,642,948)
   Redemptions (note 3) ..................    (8,936,271)   (7,273,616)  (2,251,337)   (1,484,046)
   Annuity benefits ......................            --            --           --            --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --            --
   Contingent deferred sales charges
      (note 2) ...........................      (213,573)     (150,630)     (68,102)      (39,336)
   Adjustments to maintain reserves ......        20,470         9,799       (3,651)       (8,225)
                                             -----------   -----------   ----------   -----------
         Net equity transactions .........    (6,678,334)    2,319,424   21,675,642    19,364,221
                                             -----------   -----------   ----------   -----------

Net change in contract owners' equity ....    (6,985,739)    2,231,686   39,875,238     4,864,630
Contract owners' equity beginning
   of period .............................    34,463,317    32,231,631   53,064,578    48,199,948
                                             -----------   -----------   ----------   -----------
Contract owners' equity end of period ....    27,477,578    34,463,317   92,939,816    53,064,578
                                             ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     3,366,596     3,142,411    8,398,696     5,720,321
                                             -----------   -----------   ----------   -----------
   Units purchased .......................     4,396,015       333,225    3,968,257     3,141,266
   Units redeemed ........................    (5,054,784)     (109,040)    (941,769)     (462,891)
                                             -----------   -----------   ----------   -----------
   Ending units ..........................     2,707,827     3,366,596   11,425,184     8,398,696
                                             ===========   ===========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       WRSmCap                     WRValue
                                             --------------------------   ------------------------
                                                 2003           2002          2003         2002
                                             ------------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ (1,375,892)   (1,173,816)     (438,452)    (233,399)
   Realized gain (loss) on investments ...     (1,800,792)   (4,987,429)     (367,367)    (308,098)
   Change in unrealized gain (loss)
      on investments .....................     31,884,942   (16,162,456)   17,627,420   (7,513,064)
   Reinvested capital gains ..............             --            --            --           --
                                             ------------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     28,708,258   (22,323,701)   16,821,601   (8,054,561)
                                             ------------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     26,838,385    31,135,781    24,562,322   33,889,178
   Transfers between funds ...............     (7,198,447)    8,149,083     9,426,821   (2,357,063)
   Redemptions (note 3) ..................     (4,022,483)   (3,961,649)   (2,666,859)  (1,703,117)
   Annuity benefits ......................             --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --           --
   Contingent deferred sales charges
      (note 2) ...........................       (116,410)      (82,003)      (60,360)     (37,885)
   Adjustments to maintain reserves ......         19,486       (11,000)       56,298        3,637
                                             ------------   -----------   -----------   ----------
         Net equity transactions .........     15,520,531    35,230,212    31,318,222   29,794,750
                                             ------------   -----------   -----------   ----------

Net change in contract owners' equity ....     44,228,789    12,906,511    48,139,823   21,740,189
Contract owners' equity beginning
      of period ..........................     88,746,066    75,839,555    58,308,075   36,567,886
                                             ------------   -----------   -----------   ----------
Contract owners' equity end of period ....   $132,974,855    88,746,066   106,447,898   58,308,075
                                             ============   ===========   ===========   ==========

CHANGES IN UNITS:

   Beginning units .......................     11,801,501     7,778,767     6,694,479    3,616,179
                                             ------------   -----------   -----------   ----------
   Units purchased .......................      4,652,169     4,391,241     4,118,296    3,407,646
   Units redeemed ........................     (3,263,281)     (368,507)     (913,342)    (329,346)
                                             ------------   -----------   -----------   ----------
   Ending units ..........................     13,190,389    11,801,501     9,899,433    6,694,479
                                             ============   ===========   ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001.Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                  (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                  (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)*
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)*
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)*

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                  (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                  (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio:Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)
                  Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S.Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3) Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
               (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)

               Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)

               Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.(Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                  (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc.(W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                  (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               *At December 31, 2003, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and BOA Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                           BOA                            BOA                        BOA        BOA
                                                         Future   ElitePro   ElitePro   Choice   BOA V     BOA    Exclusive   Choice
Nationwide Variable Account-9 Options                     /(2)/    Classic      Ltd      /(3)/   /(4)/   Income    II /(5)/    Venue
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................    0.95%     1.60%     1.75%     1.20%     1.10%  1.25%       1.20%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ......................    0.25%       --        --        --        --     --          --        --
   Initial lowered to $1,000 and subsequent lowered to
      $25. Not available for investment only
      contracts.
------------------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ................................    0.15%       --        --        --      0.15%    --          --        --
------------------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:

   Additional (5%) Withdrawal without Charge and
      Disability .....................................    0.10%       --        --        --      0.10%    --          --        --
      In addition to standard 10% CDSC-free withdrawal
         privilege.
   10 Year and Disability Waiver for Tax Sheltered
      Annuities ......................................    0.05%       --        --        --      0.05%    --          --        --
      CDSC waived if (i) contract owner has owned
         contract for 10 years and (ii) has made
         regular payroll deferrals during entire
         contract year for at least 5 of those 10
         years.
   Hardship Waiver for Tax Sheltered Annuities .......    0.15%       --        --        --      0.15%    --          --        --
      CDSC waived if contract owner experiences
         hardship (defined under IRC Section 401(k)).
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:

   One-Year Enhanced (for contracts issued on or after
      1-2-01) ........................................    0.15%       --        --        --        --     --        0.15%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   Greater of One-Year or 5% Enhanced (for contracts
      issued on or after 1-2-01) .....................    0.20%       --        --      0.15%       --     --        0.20%     0.15%
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders, (iii) highest
         contract value before 86th birthday less
         surrenders or (iv) the 5% interest
         anniversary value.
   One-Year Step Up (for contracts issued prior to
      1-2-01) ........................................    0.05%       --        --        --      0.05%    --        0.10%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   5% Enhanced (for contracts issued prior to
      1-2-01) ........................................    0.10%       --        --      0.05%     0.10%    --        0.15%       --
      If death before annuitization, benefit will be
         greater of (i) contract value or (ii) total
         of all purchase payments less surrenders with
         5% simple interest from purchase to most
         recent contract anniversary prior to
         annuitants 86th birthday.
   Term Certain with Enhanced between 10 and 20 years
      (for contracts issued prior to 5-01-02) ........      --        --        --        --        --   0.20%         --        --
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

   Provide for minimum guaranteed value that may
      replace contract value for annuitization under
      certain circumstances.
   Option 1 ..........................................    0.45%       --        --      0.45%       --     --        0.45%     0.45%
   Option 2 ..........................................    0.30%       --        --      0.30%       --     --        0.30%     0.30%
------------------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ..............................    0.45%       --        --        --        --     --          --        --
   Fee assessed to assets of the variable account and
      to allocations made to the fixed account or
      guaranteed term options for first seven contract
      years in exchange for application of 3% of
      purchase payments made during the first 12
      months contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .........................    0.40%       --        --      0.40%       --     --        0.40%     0.40%
   Upon death of the annuitant, in addition to any
      death benefit payable, the contract will be
      credited an additional amount.
------------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................    0.50%       --        --        --        --     --        0.50%     0.50%
   Provides a return of principle guarantee over the
      elected program period.
------------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................      --        --        --        --        --     --          --      0.10%
   Allows a surviving spouse to continue the contract
      while receiving the economic benefit of the
      death benefit upon the death of the other
      spouse.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............    3.65%     1.60%     1.75%     2.20%     1.70%  1.45%       2.80%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
/(2)/ Includes KeyCorp, NEA, Waddell & Reed Advisors Select Plus, First
     Tennessee and BB&T products.
/(3)/ Includes KeyCorp and Paine Webber products.
/(4)/ Includes NEA Select product.
/(5)/ Includes Waddell & Reed Advisors Select Reserve product.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                           Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                       ------------   ------   ----------   ---------   --------   ---------   ---------   --------
0.95% ..............   $ 35,858,965      895         --         558        238           --         50         410
1.00% ..............     15,393,079       --         --          --         --           --         --          --
1.05% ..............      2,999,627       --         --          --         --           --         --          --
1.10% ..............      8,246,511    1,625         --         707        152           --         66         470
1.15% ..............      4,044,722      458         --          --         63           --         --         123
1.20% ..............     17,378,286       24         --          --         --           --         --          --
1.25% ..............      1,910,801    1,031         --          88         --           --         --         237
1.30% ..............      3,211,269      219         --          --         --           --         --          --
1.35% ..............      3,373,645      658         --         264         --           --         24         483
1.40% ..............     24,020,866       64         --          80        174           --        301         365
1.45% ..............      8,748,970       --         --          --         --           --         --          --
1.50% ..............      3,070,789       --     16,988          --         --        3,677         --          --
1.55% ..............     10,499,752    1,202         --       1,383         --           --      1,007       2,993
1.60% ..............      5,294,718        9      3,000          --        160        2,043         --          --
1.65% ..............      3,231,946       --     19,276          --         --        3,031         --          --
1.70% ..............      1,538,005       --         --          --         --           --         --          --
1.75% ..............      1,613,883        4      3,993          --         --          628         --          --
1.80% ..............      1,315,204       --      2,405          --         --          390         --          --
1.85% ..............      1,957,039       --         --          --         --           --         --          --
1.90% ..............        467,561       --      2,189          --         --          186         --          --
1.95% ..............        998,556       --     16,086          --         --        4,742         --          --
2.00% ..............      1,182,887      417         --          --         --           --         --          --
2.05% ..............      1,240,516    1,044      4,231         769         --        3,647         --          --
2.10% ..............        662,535       --     15,207          --         --        1,131         --          --
2.15% ..............        251,265       --      1,848          --         --          388         --          --
2.20% ..............        620,636       --      4,507          --         --        2,771         --          --
2.25% ..............        130,052       --         --          --         --           --         --          --
2.30% ..............        115,029       --         23          --         --           --         --          --
2.35% ..............         33,204       --        199          --         --          111         --          --
2.40% ..............        172,041       --         --          --         --           --         --          --
2.45% ..............         71,147       --        187          --         --          270         --          --
2.50% ..............         86,719       --      2,477          --         --          519         --          --
2.55% ..............         15,058       --         --          --         --           --         --          --
2.60% ..............        131,145       --      2,796          --         --           53         --          --
2.65% ..............          5,225       --         --          --         --           --         --          --
2.70% ..............          5,073       --         --          --         --           --         --          --
2.85% ..............            130       --         --          --         --           --         --          --
                       ------------    -----     ------       -----        ---       ------      -----       -----
   Totals ..........   $159,896,856    7,650     95,412       3,849        787       23,587      1,448        5081
                       ============    =====     ======       =====        ===       ======      =====       =====

                       AIMPreEq2   AlGrIncB   AlPremGrB   ALSmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   -------
0.95% ..............     $   --         --          --           --      643,788          --        12,841      385,219
1.00% ..............         --         --          --           --      311,974          --         4,555      191,989
1.05% ..............         --         --          --           --       59,652          --           765       33,528
1.10% ..............         --         --          --           --      112,020          --         4,873       32,975
1.15% ..............         --         --          --           --       49,534          --         2,836       14,420
1.20% ..............         --         --          --           --      294,156          --        13,652      180,772
1.25% ..............         --         --          --           --       33,217          --           372       13,963
1.30% ..............         --         --          --           --       56,068          --         1,670       34,097
1.35% ..............         --         --          --           --       54,633          --         2,463       16,359
1.40% ..............         --         --          --           --      307,643          --        12,040      127,175
1.45% ..............         --         --          --           --      119,246          --         1,375       80,086
1.50% ..............      3,582      8,998       5,824        8,747       38,113      13,833         1,085       26,404
1.55% ..............         --         --          --           --      112,839          --         2,381       35,193
1.60% ..............        463      4,094       1,337        1,432       52,692       1,120         5,666       12,716
1.65% ..............      2,498      5,770      15,948       12,212       57,115       7,037         2,267       17,264
1.70% ..............         --         --          --           --       16,016          --           354        3,369
1.75% ..............        232      1,643       1,324        3,504       24,549         347           244        4,072
1.80% ..............        384        695       2,354        1,920       21,865         340            51        2,742
1.85% ..............         --         --          --           --       20,422          --            88        4,464
1.90% ..............        363         39         769        1,009        5,593         215            --        1,517
1.95% ..............      3,365      5,449      10,593        9,334        4,144       2,699           853        6,291
2.00% ..............         --         --         104          235       14,974         245           279        2,466
2.05% ..............      6,559      2,751       4,505        8,613       14,262       4,969           592        3,101
2.10% ..............      1,805      3,417       4,688        9,744        2,234      18,856           512          239

Continued              AIMPreEq2   AlGrIncB   AlPremGrB   AISmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro    ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   ---------
2.15% ..............         74        274          55          883         1,605         64            --            109
2.20% ..............      1,648      3,549       1,674        4,455         4,274      7,941            29            780
2.25% ..............         --         --          --           --           481         --           289             --
2.30% ..............         --         --          24           --           235         --            --             14
2.35% ..............        112        494         154        1,064            16        660            --             --
2.40% ..............         --         --          --           --           696         --            --              2
2.45% ..............      1,000        817         448          818           338         93            --             --
2.50% ..............         92        123         713        2,093           278        640            --             --
2.55% ..............         --         --          --           --             1         --            --             --
2.60% ..............        314      2,072       1,271        1,830         1,058      1,264            --             --
2.65% ..............         --         --          --           --             3         --            --             --
2.70% ..............         --         --          --           --           323         --            --             --
                        -------     ------      ------       ------     ---------     ------        ------      ---------
   Totals ..........    $22,491     40,185      51,785       67,893     2,436,057     60,323        72,132      1,231,326
                        =======     ======      ======       ======     =========     ======        ======      =========

                       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                       --------   ---------   ----------   ---------   --------   --------   ---------   --------
0.95% ..............   $120,200     20,054          --     1,045,611        --      3,741         942      5,358
1.00% ..............     39,833      4,462          --       345,450        --         --          --         --
1.05% ..............     10,378      1,014          --        68,169        --        369          --        169
1.10% ..............     29,645      3,780          --       260,685        --      2,434       1,874      4,594
1.15% ..............     14,180      3,824          --       139,858        --        435       2,450      2,654
1.20% ..............     91,320     18,603          --       571,819        --         99           2        120
1.25% ..............      6,117        500          --        65,268        --        552         228        973
1.30% ..............      7,774        532          --       169,119        --        312         225        570
1.35% ..............     14,197      1,811          --       142,471        --        342         552      1,011
1.40% ..............     84,173     17,082          --       708,707        --      4,764         138      5,133
1.45% ..............     18,028      4,499          --       245,420        --         84          99         66
1.50% ..............      5,475        386      10,418        81,528    24,409         20          20         20
1.55% ..............     22,795     11,038          --       355,811        --      1,869       4,709      6,609
1.60% ..............     18,552      4,165         945       141,702     3,936         78       1,185        498
1.65% ..............     14,874      6,073       5,927       108,767    10,425         26          --         34
1.70% ..............      5,852        176          --        45,770        --          5       5,975         34
1.75% ..............      6,259      6,274       2,134        50,050     3,822         22          --          4
1.80% ..............      6,893      2,458         353        42,494     6,608         --          --         --
1.85% ..............      6,752      1,907          --        63,987        --      4,323          --        647
1.90% ..............        787        118         169        14,369     5,265         --          --         --
1.95% ..............      1,559        377       4,324        18,820    12,369         --          --         --
2.00% ..............      1,895      3,419       1,177        71,864     1,288         --          --        432
2.05% ..............      7,569        491       2,636        37,757     8,514        676          --         --
2.10% ..............        189        173       3,266         6,590     8,157         --          --         --
2.15% ..............        702        370         136        13,078     1,089         --          --         --
2.20% ..............      1,033        234       3,556        14,188     7,079         --          --         --
2.25% ..............        107         96          --         3,447        --         --          --         --
2.30% ..............        144        545          --         7,159        --         --          --         --
2.35% ..............         --         --          --            --     1,725         --          --         --
2.40% ..............      1,032         --          --        13,727        --         --          --         --
2.45% ..............         --         23         115         1,909     2,042         --          --         --
2.50% ..............         --         --       1,086           484       451         --          --         --
2.55% ..............         --          1          --         1,704        --         --          --         --
2.60% ..............        534        150         177         1,822     2,220         --          --         --
2.65% ..............         --         --          --           306        --         --          --         --
2.70% ..............         --        224          --             5        --         --          --         --
                       --------    -------      ------     ---------    ------     ------      ------     ------
   Totals ..........   $538,848    114,859      36,419     4,859,915    99,399     20,151      18,399     28,926
                       ========    =======      ======     =========    ======     ======      ======     ======

                       BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   --------
0.95% ..............     $1,771     21,169    46,359     63,451        --        48,726         --       440,037
1.00% ..............         --      7,675    23,966     31,756        --        16,444         --       211,292
1.05% ..............         33      2,907     5,592     10,910        --         3,988         --        38,882
1.10% ..............      2,069        440       396      1,234        --        12,327         --       110,564
1.15% ..............         89         13       104        234        --         8,603         --        30,520
1.20% ..............         --      3,348     4,415     15,780        --        30,917         --       144,131
1.25% ..............        813         44       821      2,352        --         3,149         --        17,366
1.30% ..............        414        114       422      2,415        --         8,588         --        30,273
1.35% ..............        763        216       175        123        --         7,504         --        14,850
1.40% ..............      2,346         73        80      6,596        --        28,347         --       170,506
1.45% ..............        137         --        63      2,619        --         8,149         --       110,830
1.50% ..............         20         --       549      1,452     2,108         3,021        493        19,118
1.55% ..............      2,189         --        --        428        --        10,765         --        37,833
1.60% ..............        272         --        25        554       348        10,715         47        18,559

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   ---------
1.65% ..............         34          4       166        236        935        4,782         657        24,278
1.70% ..............         35         --        --         35         --        1,705          --         8,657
1.75% ..............         16         --        --         63        957        2,375          24         2,946
1.80% ..............          4         --        --        364        629        1,950          --         3,848
1.85% ..............      4,261         --        --         76         --        3,431          --         6,485
1.90% ..............         --         --        --         22        182        1,126          28         2,009
1.95% ..............         --         --        --         --      2,208          248         181         4,514
2.00% ..............        451         --        --          4        346        1,072          --         4,191
2.05% ..............      2,523         --        --         --      2,096        4,050         580         3,437
2.10% ..............         --         --        --          8      1,307          116       1,489           989
2.15% ..............         --         --        --         --        287          261         115           271
2.20% ..............         --         --        --         --      3,943           75          26           900
2.25% ..............         --         --        --         --         --          232          --         1,074
2.30% ..............         --         --        --          6         --           36          --           145
2.35% ..............         --         --        --         --        157           --          --            67
2.45% ..............         --         --        --         --        165           --         236            29
2.60% ..............         --         --        --         --        664           --         375            --
2.70% ..............         --         --        --         --         --           --          --            88
                        -------     ------    ------    -------     ------      -------       -----     ---------
   Totals ..........    $18,240     36,003    83,133    140,718     16,332      222,702       4,251     1,458,689
                        =======     ======    ======    =======     ======      =======       =====     =========

                         DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                       ----------    ---------   ----------   -----------   ------------   ----------   ---------   ---------
0.95% ..............   $ 3,094,508     542,573         --          257            341            --           --          --
1.00% ..............     1,629,131     248,311         --           --             --            --           --          --
1.05% ..............       284,743      63,667         --           --             --            --           --          --
1.10% ..............       471,091      86,194         --          220            346            --           --          --
1.15% ..............       249,677      45,404         --           --            414            --           --          --
1.20% ..............     1,082,772     215,132         --           --             --            --           --          --
1.25% ..............       123,824      23,346         --           16             --            --           --          --
1.30% ..............       255,163      46,985         --           --             --            --           --          --
1.35% ..............       193,142      42,209         --          218             --            --           --          --
1.40% ..............     1,216,739     205,931         --          127            906            --           --          --
1.45% ..............       521,351      52,935         --           --             --            --           --          --
1.50% ..............       116,184      22,675      6,692           --             --         1,763        1,222      14,036
1.55% ..............       424,339      77,865         --          254            839            --           --          --
1.60% ..............       225,189      34,626      3,187           --             --            74        3,606       2,761
1.65% ..............       115,087      33,366      5,549           --             --           871          423      13,643
1.70% ..............       109,515      10,087         --           --             --            --           --          --
1.75% ..............        69,815       7,577      1,670           --             --           473           74       4,005
1.80% ..............        60,567      11,609        646           --             --           175          285       1,678
1.85% ..............        72,439       9,290         --        3,620             --            --           --          --
1.90% ..............        19,168       3,738        677           --             --            --          541         567
1.95% ..............        26,538       2,784      3,449           --             --         1,218        4,355       5,918
2.00% ..............        35,163       5,794         --           --             --            --           --         155
2.05% ..............        54,851       8,427     12,742           --             --           100        1,861       9,202
2.10% ..............         5,557       1,182      3,354           --             --           639        1,432      14,353
2.15% ..............        12,862       3,200         54           --             --            --           --       2,781
2.20% ..............        10,613       1,713      4,408           --             --         1,331        2,806       4,711
2.25% ..............         1,701       1,349         --           --             --            --           --          --
2.30% ..............         2,681       1,494         --           --             --            --           --          --
2.35% ..............           240          27        354           --             --           837           --       1,055
2.40% ..............            79       3,874         --           --             --            --           --          --
2.45% ..............         1,195         112      1,708           --             --            --           --         598
2.50% ..............            --          --        605           --             --            --           --       5,670
2.55% ..............             4         207         --           --             --            --           --          --
2.60% ..............            --       1,311        311           --             --            62          264       1,166
2.65% ..............            34         134         --           --             --            --           --          --
                       -----------   ---------     ------        -----          -----         -----       ------      ------
   Totals ..........   $10,485,962   1,815,128     45,406        4,712          2,846         7,543       16,869      82,299
                       ===========   =========     ======        =====          =====         =====       ======      ======

                       FedQualBd    FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
0.95% ..............   $1,075,412       --       2,016,336       --      1,728,986       --       792,839     219,868
1.00% ..............      351,265       --         946,943       --        953,185       --       338,360      91,739
1.05% ..............       70,685       --         208,208       --        158,555       --       106,581      21,838
1.10% ..............      287,898       --         375,570       --        273,232       --       121,871      14,225
1.15% ..............      178,198       --         200,809       --        121,076       --        61,650       7,720
1.20% ..............      737,566       --         920,657       --        896,942       --       492,884     101,255

Continued              FedQualBd   FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
1.25% ..............       63,693          --       97,709         --       89,720         --       41,590      9,528
1.30% ..............      127,364          --      142,533         --      198,011         --       69,185     17,540
1.35% ..............      176,547          --      237,603         --      166,313         --       69,707      9,715
1.40% ..............      932,513          --    1,151,774         --      987,760         --      423,657     67,064
1.45% ..............      253,230          --      403,601         --      505,736         --      169,380     40,087
1.50% ..............      107,302      43,109      107,893     39,834       98,226     15,165       40,418      7,874
1.55% ..............      412,229          --      431,959         --      268,087         --      144,181     14,639
1.60% ..............      231,228      10,393      232,080     11,127      114,856      6,778       63,248      4,922
1.65% ..............      107,258      28,025      133,783     24,914      117,703      9,032       40,381      5,858
1.70% ..............       73,351          --       51,645         --      107,057         --       21,387      2,783
1.75% ..............      100,228       9,570       64,501     13,868       38,828      4,925       44,490      2,384
1.80% ..............       48,011       3,229       73,735      8,171       31,523      2,078       19,129      3,543
1.85% ..............       94,669          --       75,490         --       33,444         --       18,571      4,585
1.90% ..............       13,814       1,926       10,451      5,542       13,186        937        1,405      1,010
1.95% ..............       10,431      22,671       16,623     20,787       10,189      6,670        4,826      1,409
2.00% ..............       51,073         449       34,949        884       25,540        368       16,378      1,923
2.05% ..............       49,893      15,910       51,620      9,720       17,062     10,713       10,254      1,816
2.10% ..............       12,801      24,889        1,686     22,780        5,803      6,727        9,939        691
2.15% ..............       12,743       2,569        4,209        499        6,031         --        6,570         --
2.20% ..............       14,171      12,991       14,254     12,571        5,555      7,466        7,879        741
2.25% ..............        6,900          --        4,151         --        1,097         --        1,334         24
2.30% ..............       10,309          23        1,233         46          257         --          715          1
2.35% ..............           55       1,059           18        486           68        119          168         --
2.40% ..............       16,958          --          284         --           19         --            2         --
2.45% ..............          299       1,241        2,844      1,607           --      2,505           72         --
2.50% ..............          704       2,516           --      4,572           85        612           --         --
2.55% ..............        1,543          --          522         --           --         --          113         --
2.60% ..............        4,604      11,947        1,350      6,462        1,311      1,955           --         --
2.65% ..............          392          --           15         --           23         --           15         --
2.70% ..............          951          --           --         --           --         --           --         --
                       ----------     -------    ---------    -------    ---------     ------    ---------    -------
   Totals ..........   $5,636,288     192,517    8,017,038    183,870    6,975,466     76,050    3,139,179    654,782
                       ==========     =======    =========    =======    =========     ======    =========    =======

                       FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
0.95% ..............     $    --       121,782     1,753.933         --        6,016        331,500            --       61,286
1.00% ..............          --        21,456       886,335         --        2,536        229,519            --       19,542
1.05% ..............          --         4,469       147.714         --          181         41,177            --        2,621
1.10% ..............          --        12,199       257.558         --        1,584         19,283            --       12,755
1.15% ..............          --        11,760       125.134         --          346          7,371            --        8,633
1.20% ..............          --        58,040       776.302         --        6,125        100,731            --       37,594
1.25% ..............          --         3,717        71.718         --           99         12,344            --        3,145
1.30% ..............          --         6,941       146.910         --           56         19,161            --        4,565
1.35% ..............          --        10,759       124.734         --          250          9,633            --        9,655
1.40% ..............          --        59,184       801.264         --        6,811         72,618            --       43,569
1.45% ..............          --         9,774       388.910         --        1,262         39,956            --       18,909
1.50% ..............      12,335         4,647       107.925     27,247          429          8,984        13,174        3,285
1.55% ..............          --        13,817       257.183         --        1,554         24,119            --       20,148
1.60% ..............       3,308         8,523       138.437      8,591        5,138          9,343         6,254       10,233
1.65% ..............      13,541         9,435       105.430     18,743          277         11,122         8,927        5,991
1.70% ..............          --         2,528        31,634         --          212          5,317            --        3,918
1.75% ..............       3,616         1,648        50.496     10,126            9          4,583         4,399        2,742
1.80% ..............       2,424         2,517        46.115      3,232          954          1,849         2,422        1,360
1.85% ..............          --         4,014        46,592         --          289          3,852            --        3,115
1.90% ..............       2,569           967        14,878      4,884          131          1,808         1,915          527
1.95% ..............      16,475            85        16,730     28,289           19          1,299        15,386          202
2.00% ..............         956           507        38,723      1,812           --            904           878        3,011
2.05% ..............       9,550         2,372        27,993     12,844          101          1,203        13,539          525
2.10% ..............       8,431           258         4,343     15,198            3            140         9,731          430
2.15% ..............         249           334         8,336        636           --          1,858           433          788
2.20% ..............       8,628         1,027         8,211     14,989           --            605         7,751          294
2.25% ..............          --           283         2,190         --           --             11            --           90
2.30% ..............          --           392         6,244         --           --             14            --          460
2.35% ..............         494            --           149      1,534           --             17           117           65
2.40% ..............          --             1        13,918         --           --              2            --           13
2.45% ..............       2,033            --           663        598           --             --         1,196          269
2.50% ..............         952            --           939      1,320           --             --         1,032           12
2.55% ..............          --            --           963         --           --             --            --            6
2.60% ..............       1,540           567         2,298      2,669           --             --         1,065           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
2.65% ..............           --            7           295          --           --            --            --            17
2.70% ..............           --          231           673          --           --            --            --            --
2.85% ..............           --           --             8          --           --            --            --            --
                          -------      -------     ---------     -------       ------       -------        ------       -------
   Totals ..........      $87,101      374,241     6,411.878     152,712       34,382       960,323        88,219       279,775
                          =======      =======     =========     =======       ======       =======        ======       =======

                       FidVIPValS2   FHCapAp   FHGrInc   GVITCVal   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                       -----------   -------   -------   --------   -----------   ------------   -----------   ------------
0.95% ..............     $    --        284      1.087    105,584       3,393         535,084       16,317         34,276
1.00% ..............          --         --         --     60,283       1,583         214,431        2,935         24,522
1.05% ..............          --         --         --     13,164         106          38,940          401          1,242
1.10% ..............          --        102      5.177     11,178         695         134,123        2,228          9,971
1.15% ..............          --        251        463     14,722         963          76,047          659          4,835
1.20% ..............          --        125      1.467     66,738      11,003         281,071        2,122         17,542
1.25% ..............          --         --         92      6,447         101          30,719          402          1,883
1.30% ..............          --         --         62     10,911         379          53,949          764          4,440
1.35% ..............          --         --        250     17,474         339          63,121          778          8,873
1.40% ..............          --      1,128      2.145     58,530       3,189         361,368        5,982         19,791
1.45% ..............          --         --         60     37,862         844         176,949        2,106         55,905
1.50% ..............       4,668        289        264     12,307         297          37,529          483          1,831
1.55% ..............          --        262      2,748     19,431         912         176,804        2,036         17,722
1.60% ..............       1,794        160        850     17,377         156          74,498          693          6,850
1.65% ..............       1,135        359        439     18,224          75          51,437          798          3,300
1.70% ..............          --      1,836      1.658      2,404         129          23,663          494          2,220
1.75% ..............       2,066         --        324      5,833         106          28,587          564          1,682
1.80% ..............         633         --         16      4,449          42          22,455          775          2,481
1.85% ..............          --         --         21      4,958           9          35,739          742          1,728
1.90% ..............         646         --         --        738         102           8,656           23          1,199
1.95% ..............       4,727         --         18      1,267          --           5,450           --          1,266
2.00% ..............          --         42        688      3,405          89          23,713          188          2,971
2.05% ..............       2,668         --         --      1,486          68          30,924          396            909
2.10% ..............       2,268         --         --        561          --           4,282          197            360
2.15% ..............         771         --         --         70          --           4,574           17             20
2.20% ..............       2,041         --         --      1,087          --          10,239           10             11
2.25% ..............          --         --         --         68          --           2,902           --            251
2.30% ..............          --         --         --        304          --           5,719            2            323
2.35% ..............          98         --         --         --          --              20           --             --
2.40% ..............          --         --         --         --          --          12,655           --              1
2.45% ..............          --         --         --         92          --           1,848           --             --
2.50% ..............         138         --         --         --          --              --           --             --
2.55% ..............          --         --         --         --          --             832           --             --
2.60% ..............         404         --         --        754          --              --           --             --
2.65% ..............          --         --         --         --          --             275           --             --
2.70% ..............          --         --         --        351          --             106           --             --
                         -------      -----     ------    -------      ------       ---------       ------        -------
   Totals ..........     $24,057      4,838     17,829    498,059      24,580       2,528,709       42,112        228,405
                         =======      =====     ======    =======      ======       =========       ======        =======

                       GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   -----------
0.95% ..............    $475,801         --         9,577          --         29,803        8,120        22,809          --
1.00% ..............     188,583         --         2,219          --         20,705        4,530        18,952          --
1.05% ..............      43,803         --         1,410          --          1,409          312         3,114          --
1.10% ..............      97,832         --         2,434          --          6,636        2,657         5,300          --
1.15% ..............      52,154         --         1,605          --          6,257          821         3,323          --
1.20% ..............     354,478         --         4,578          --         14,137        5,250        13,139          --
1.25% ..............      20,511        309           673         252          1,627          644         1,545         555
1.30% ..............      64,477         --           839          --          2,419          290         3,596          --
1.35% ..............      67,999         --           740          --          1,719          345         1,294          --
1.40% ..............     299,970         --         5,050          --         19,733        7,927        12,262          --
1.45% ..............      87,188         --           655          --         37,856        2,784        31,298          --
1.50% ..............      28,326         --           234          --          4,119          793         1,271          --
1.55% ..............     105,821         --         1,712          --         17,858        3,724        11,951          --
1.60% ..............      50,223         --         2,732          --          6,844          938         4,949          --
1.65% ..............      26,847         --         1,826          --          6,286          345         2,926          --
1.70% ..............      25,188         --           368          --          1,693          409         2,162          --
1.75% ..............      25,503         --           799          --          6,987          265         2,515          --
1.80% ..............      15,841         --           571          --          2,493          294         1,210          --
1.85% ..............      29,852         --           271          --          1,571          702           910          --
1.90% ..............       4,812         --           185          --            133          163           144          --

Continued              GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   ----------
1.95% ..............        2,421       --          1,109          --          2,940           10           966          --
2.00% ..............       14,331       --            683          --          3,170          201         1,826          --
2.05% ..............       11,934       --            814          --          2,431           38         1,231          --
2.10% ..............        2,016       --             30          --            597           22           187          --
2.15% ..............        2,761       --             53          --            255           --           395          --
2.20% ..............        3,233       --             81          --            745          174           283          --
2.25% ..............          124       --            121          --            284           --           498          --
2.30% ..............        1,406       --             --          --             --           --           632          --
2.35% ..............           46       --             --          --          1,049           --            51          --
2.40% ..............           --       --              2          --             93           --             9          --
2.45% ..............          596       --              1          --             69           --           424          --
2.50% ..............          341       --             --          --             --           --            --          --
2.55% ..............           20       --             --          --             55           --            13          --
2.60% ..............           --       --             49          --            822           --            --          --
2.65% ..............           --       --             --          --             19           --            --          --
                       ----------      ---         ------         ---        -------       ------       -------         ---
   Totals ..........   $2,104,438      309         41,421         252        202,814       41,758       151,185         555
                       ==========      ===         ======         ===        =======       ======       =======         ===

                       GVITGlUtl3    GVITGvtBd   GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                       ----------   ----------   ----------   ----------   ---------   ---------   ---------   ------------
0.95% ..............     $ 4,125     2,859,503          --      380,252      36,985      202,051     394,810       144,669
1.00% ..............       1,122     1,333,541          --      213,104      10,403       49,500     107,043        25,606
1.05% ..............         331       290,203          --       42,541       1,613       10,878      18,888         4,265
1.10% ..............         395       559,322          --       32,570      13,279       57,333     157,175        59,873
1.15% ..............         956       274,644          --       14,610      16,358       52,075     127,466        92,297
1.20% ..............       3,261     1,197,909          --       65,499      27,127      128,102     222,360        75,727
1.25% ..............         242       116,130          --        8,361      26,371       21,818      54,208        30,850
1.30% ..............         269       219,641          --       25,640       2,408       20,400      40,254        10,279
1.35% ..............         388       266,824          --        7,613       7,711       36,202      68,147        32,372
1.40% ..............       3,672     1,689,456          --       68,193      49,160      181,043     472,050       201,812
1.45% ..............         616       536,804          --       29,864       3,317       49,000      93,738        28,285
1.50% ..............         182       161,361      76,423        4,342       9,295       46,629      89,588        54,537
1.55% ..............       1,027       833,599          --       11,918      26,172      100,129     198,571        74,944
1.60% ..............       1,673       293,875      13,501        4,821      32,846      118,366     156,502        89,831
1.65% ..............         282       188,014      72,772        6,573      21,429       51,991      79,310        54,925
1.70% ..............         333        92,170          --        3,139       3,471       19,342      32,908        17,880
1.75% ..............         422       115,123      13,915        3,736       6,274       37,090      89,428        38,333
1.80% ..............         108       106,196       7,230        1,723      10,836        9,881      30,436        15,379
1.85% ..............         447       105,298          --        5,083      11,562       35,545      81,475        39,518
1.90% ..............          46        19,170       8,841          681       1,116          454       6,673        11,327
1.95% ..............         540        24,790      46,269          505      19,017       11,606      50,613        33,884
2.00% ..............          44        89,032       1,895        2,538       5,247        7,738      24,984        20,888
2.05% ..............       1,102        59,285      22,448          594      13,883        9,776      55,240        33,304
2.10% ..............         148        18,256      52,257          107       6,339       14,679      49,434        26,757
2.15% ..............          63        14,196       1,586          658         684        2,115      15,561        10,005
2.20% ..............          --         9,112      25,848          839      10,809        9,860      53,059        43,916
2.25% ..............         236        12,467          --          504       1,032        1,465       5,994         3,477
2.30% ..............          --        15,747          23           55       1,135          145       4,521         4,975
2.35% ..............          --            17         858           10          69          261       3,894         1,911
2.40% ..............          87        16,726          --           --         476          557       8,902         5,791
2.45% ..............          --         2,366       2,914          222          40           37       3,190         1,781
2.50% ..............          --             3      10,551            3         306          577      10,966         3,889
2.55% ..............          56         2,314          --           --          --           --         689           796
2.60% ..............          --           449       8,675           --       9,498        4,704       6,909         5,613
2.65% ..............          --           802          --           --          34           44         104           276
2.85% ..............          --            --          --           --          --           --          --            97
                         -------    ----------     -------      -------     -------    ---------   ---------     ---------
   Totals ..........     $22,173    11,524,345     366,006      936,298     386,302    1,291,393   2,815,090     1,300,069
                         =======    ==========     =======      =======     =======    =========   =========     =========

                       GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ---------   ----------   -----------
0.95% ..............     $200,544        3,717        6,000       413,971      220,477     2,505,145    1,645,750        --
1.00% ..............       66,857          651          920       192,085       99,799     1,016,182      923,046        --
1.05% ..............       11,634          347          338        38,710       14,523       237,783      146,053        --
1.10% ..............       90,340          258        2,376        72,843       43,924       385,869      196,462        --
1.15% ..............       69,710          397        1,396        39,322       21,499       182,356       68,767        --
1.20% ..............      121,827        1,044        4,599       184,297      143,533     2,071,819      255,075        --
1.25% ..............       18,729           86          710        18,223       12,583       102,791       39,362        --
1.30% ..............       15,084          461           34        33,561       33,341       296,101       46,744        --
1.35% ..............       38,534          341        1,232        37,034       18,623       300,093       49,941        --
1.40% ..............      248,596        2,799        6,729       237,825      144,135     1,636,536      455,384        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr    GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ----------   ----------   -----------
1.45% ..............        46,769          93           318        98,396      86,014        685,312      229,244         --
1.50% ..............        77,450         113           629        19,919      17,469        252,732       50,037      6,063
1.55% ..............       106,810         750         2,649       105,947      49,855        708,123      134,377         --
1.60% ..............       118,856       1,149         3,526        29,942      22,752        295,682       43,044      2,349
1.65% ..............        45,197         115         1,241        20,630      12,505        170,190       41,861      3,862
1.70% ..............        20,687          38           439        10,008       6,789        100,262       23,903         --
1.75% ..............        59,673          --            94        19,566       4,718        107,185       12,817      1,397
1.80% ..............        36,713         153           385         8,494       7,788         73,677        9,088        856
1.85% ..............        31,202         396           246        16,038       9,296        111,246       19,870         --
1.90% ..............         4,420         107            16         3,622       4,064         34,149        5,967        468
1.95% ..............        19,260          --            --         5,309       1,882         44,483        3,680      1,672
2.00% ..............        13,358          --             4        11,621       6,507         67,026        8,972         --
2.05% ..............        26,799          --           570         4,296       4,868         45,459        5,167      1,722
2.10% ..............        26,167          10            --           613         975         37,693        2,455      3,655
2.15% ..............        16,034          --            --         5,428       2,163         16,690        2,721         --
2.20% ..............        27,126          --            --         1,713         709         29,267        3,268      3,277
2.25% ..............         5,264          --            --           765       1,320          2,593          718         --
2.30% ..............         1,536          --            --         5,820         731          5,749          826         --
2.35% ..............           134          --            --            48          22          1,964           49         --
2.40% ..............         3,254          --            --        13,773       1,339            667          273         --
2.45% ..............         1,056          --            --            --          47          4,101        1,095        237
2.50% ..............         7,469          --            --            --          --              5           50      8,241
2.55% ..............           285          --            --         1,062          --             12           57         --
2.60% ..............         6,274          --            --            43          --          2,599           --        242
2.65% ..............            44          --            --           289          28             --           12         --
                        ----------      ------        ------     ---------     -------     ----------    ---------     ------
   Totals ..........    $1,583,692      13,025        34,451     1,651,213     994,278     11,531,541    4,426,135     34,041
                        ==========      ======        ======     =========     =======     ==========    =========     ======

                       GVITLead   GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                       --------   ---------   -----------   -----------   ------------   ------------   -------------   ----------
0.95% ..............      $--       10,295       53,410        197,247           --        1,059,537            --         816,880
1.00% ..............       --        8,343       25,180         72,011           --          347,661            --         346,021
1.05% ..............       --          719        7,241         11,690           --           69,906            --          56,571
1.10% ..............       --        2,276        1,037         58,043           --          204,855            --         126,896
1.15% ..............       --        1,087          486         29,475           --           92,154            --          66,454
1.20% ..............       --       10,178       12,975        126,920           --          451,366            --         379,490
1.25% ..............       39        1,808        1,486         13,670           --           43,949            --          33,991
1.30% ..............       --        1,199        2,789         29,149           --           76,723            --          71,776
1.35% ..............       --        1,385          637         30,830           --          104,680            --          62,024
1.40% ..............       --        9,744        4,025        201,623           --          532,879            --         395,375
1.45% ..............       --        6,865        5,196         81,944           --          219,576            --         167,682
1.50% ..............       --        2,035        2,932         17,897        5,546           49,922         6,565          41,616
1.55% ..............       --        5,614          294         63,239           --          237,404            --         123,565
1.60% ..............       --        4,193           16         34,409          365           99,075         1,385          63,019
1.65% ..............       --        3,297          876         24,304        2,712           72,736         5,875          71,660
1.70% ..............       --          254            1         19,365           --           43,987            --          19,647
1.75% ..............       --          288           --          9,756        1,107           37,032           943          21,971
1.80% ..............       --          295           83          8,930          363           29,966           531          25,123
1.85% ..............       --           45          478         19,121           --           50,433            --          40,568
1.90% ..............       --          289           39          2,761          330           11,862           962           5,765
1.95% ..............       --           71           --          1,706        3,818            6,496         3,486           8,099
2.00% ..............       --          317            4          9,421           --           29,649            94          16,405
2.05% ..............       --        2,199           --          9,282        3,042           26,879         3,955          18,500
2.10% ..............       --            4           24          1,899        3,953            3,972         4,262           2,008
2.15% ..............       --            8           --            932          124            5,297           436           3,800
2.20% ..............       --           68           --          2,527          762           12,999         2,764           3,376
2.25% ..............       --           22           --            705           --            2,374            --           1,959
2.30% ..............       --           78           --            230           --            2,338            35           3,422
2.35% ..............       --           --           --            123          556               70           206              28
2.40% ..............       --           55           --            167           --            1,156            --           6,654
2.45% ..............       --           78           --             --          111            1,145            --             105
2.50% ..............       --           --           --             --           --               --            --             107
2.55% ..............       --           --           --             12           --               29            --             665
2.60% ..............       --           --           --             --          398               --           358              --
2.65% ..............       --           --           --             31           --               32            --             140
2.70% ..............       --           --           --             --           --               --            --             107
2.85% ..............       --           --           --             --           --                8            --              --
                          ---       ------      -------      ---------       ------        ---------        ------       ---------
   Totals ..........      $39       73,109      119,209      1,079,419       23,187        3,928,147        31,857       3,001,469
                          ===       ======      =======      =========       ======        =========        ======       =========

                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3
                       -----------   -----------   ------------   ---------   ----------   --------------   ---------   ----------
0.95% ..............     $    --         5,829         7,348          --         37,246         503,610       86,308       6,423
1.00% ..............          --         1,804         5,010          --         31,902         216,484       36,910       2,306
1.05% ..............          --            20         2,353          --          4,835          49,955        9,843         321
1.10% ..............          --           973           800          --          9,327          65,559        7,418         824
1.15% ..............          --           864           145          --          4,890          35,835        3,284         617
1.20% ..............          --         2,195         3,006          --         24,128         246,708       28,433       1,785
1.25% ..............          --           171           101         217          1,980          19,298        3,156         443
1.30% ..............          --            42         2,400          --          7,443          46,815       12,699       1,204
1.35% ..............          --           591         1,146          --          4,294          45,500        3,913         737
1.40% ..............          --         2,503         6,408          --         25,891         307,691       26,898       2,948
1.45% ..............          --           997         1,110          --         51,134         106,825        9,035         888
1.50% ..............       8,885           772           777          --          7,278          41,067        1,807         210
1.55% ..............          --         1,515           920          --         18,524          93,480        7,612       1,714
1.60% ..............       6,029           311           938          --          5,467          47,979        3,307         420
1.65% ..............       1,939           140           897          --          4,813          40,025        2,818         282
1.70% ..............          --            85            84          --          3,556          18,979          487         353
1.75% ..............       2,657            --            13          --         11,824          24,004        1,094          27
1.80% ..............       3,290            --            67          --          2,902          13,515        2,173          90
1.85% ..............          --           295           352          --          1,987          18,604        2,316         131
1.90% ..............       2,930            --            --          --            212           3,616          301         185
1.95% ..............       5,479            --            --          --          1,824          14,548          105          82
2.00% ..............       1,863            31            19          --          8,563           8,690        1,791       2,309
2.05% ..............       5,448           259            --          --          2,389          22,862        1,290          --
2.10% ..............       4,684            --            --          --            389           4,548          301          65
2.15% ..............          74            --            --          --            690           3,762          641         928
2.20% ..............       5,921            --            --          --             14           9,725          752          15
2.25% ..............          --            --            --          --            161             106           10          80
2.30% ..............          --            --            --          --            174           1,103        1,514       2,434
2.35% ..............          --             5             2          --             --           1,242           16          --
2.40% ..............          --            --            --          --             16             192        3,393       5,621
2.45% ..............       1,387            --            98          --            148           2,389           --          --
2.50% ..............       1,079            --            --          --             --             766          130          --
2.55% ..............          --            --            --          --              2              --          246         286
2.60% ..............       1,510            --            --          --            727           2,893           --          --
2.65% ..............          --            --            --          --             --              --           17         139
                         -------        ------        ------         ---        -------       ---------      -------      ------
   Totals ..........     $53,175        19,402        33,994         217        274,730       2,018,375      260,018      33,867
                         =======        ======        ======         ===        =======       =========      =======      ======

                       JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   --------   -----------   ---------   -----------   ---------   -----------   ------------
0.95% ..............     $--     480,474      32,010      127,126       82,743      253,937        942              --
1.00% ..............      --     221,087      14,216       69,036       24,399      125,147         78              --
1.05% ..............      --      33,923       2,209        9,247        8,843       14,165          2              --
1.10% ..............      --      89,668       9,192       18,705       32,413       47,912         28              --
1.15% ..............      --      47,329       4,164       10,717       13,796       25,641         15              --
1.20% ..............      --     377,368      22,390       92,060       69,265      215,359        198              --
1.25% ..............       1      37,700       6,145       12,043       12,009       17,144          9              --
1.30% ..............      --     107,912       4,744       18,334       11,570       38,224         --              --
1.35% ..............      --      53,908       6,027        8,740       15,956       16,646          1              --
1.40% ..............      --     586,777      41,567      154,095       83,694      280,288        679              --
1.45% ..............      --     342,413      17,750       99,144       38,554      187,671         --              --
1.50% ..............      --      70,662       3,130       21,138        8,389       43,145         10           9,655
1.55% ..............      --     148,762      16,121       27,351       23,773       56,768        101              --
1.60% ..............      --      62,715       5,325       12,086       19,752       22,600        142           2,511
1.65% ..............      --      75,655       8,961       16,385       15,752       25,330         16           7,846
1.70% ..............      --      32,663       5,594        5,012       14,910       13,465         --              --
1.75% ..............      --      16,132       1,393        1,020        7,192        5,345        413           2,674
1.80% ..............      --      20,393       2,587        2,816        4,242       11,896         --           2,235
1.85% ..............      --      32,315       8,069        4,295        7,291       12,956         --              --
1.90% ..............      --      10,632         394        2,743        3,153        2,878        214           1,936
1.95% ..............      --      14,191          44        2,186        1,756        4,021         --           5,749
2.00% ..............      --      13,258       1,423        2,376        3,252        7,710         --           1,705
2.05% ..............      --      10,523       1,923        3,331        4,751        3,430         37           6,141
2.10% ..............      --       2,710         186          782          469        1,721         --           5,318
2.15% ..............      --       3,951         312          318          118          374         --             268
2.20% ..............      --       2,904         168          880           77        2,152         --           2,740
2.25% ..............      --       1,228         181           43          115          719         --              --
2.30% ..............      --         123          46           14           11           66         --              --
2.35% ..............      --          41           2           13           --           21          3              88
2.40% ..............      --         995          14           --           12            2         --              --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              JanBal    JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   ---------   -----------   ---------   -----------   ---------   -----------   ------------
2.45% ..............      --            8          --            3           --             6         --            663
2.50% ..............      --          610          --           --           29            63         --          1,326
2.60% ..............      --          846          --           --           --            --         --          1,965
2.70% ..............      --          215          --           --           --            --         --             --
                         ---    ---------     -------      -------      -------     ---------      -----         ------
   Totals ..........     $ 1    2,900,091     216,287      722,039      508,286     1,436,802      2,888         52,820
                         ===    =========     =======      =======      =======     =========      =====         ======

                       MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr   NBAMTPart
                       -----------   -------   ---------   ----------   ----------   ---------   ---------   ---------
0.95% ..............     $    --          --         --          --        296,663     23,264      428,898     365,824
1.00% ..............          --          --         --          --        135,644      9,370      208,700     211,331
1.05% ..............          --          --         --          --         33,575        800       37,003      38,083
1.10% ..............          --          --         --          --         47,649      5,190       88,858      31,480
1.15% ..............          --          --         --          --         27,631      1,641       41,341      11,888
1.20% ..............          --          --         --          --        121,468     24,094      235,438     117,221
1.25% ..............          --          --         --          --         15,334        335       24,959       7,977
1.30% ..............          --          --         --          --         30,641      1,920       42,838      13,018
1.35% ..............          --          --         --          --         34,713      5,739       34,839      18,892
1.40% ..............          --          --         --          --        147,645     15,032      305,729     108,832
1.45% ..............          --          --         --          --         59,500      3,444      189,989      59,555
1.50% ..............       3,595       5,769      5,083       1,510         16,322      1,392       29,881       7,903
1.55% ..............          --          --         --          --         67,787      8,352      100,914      48,354
1.60% ..............         793       2,033        720          15         38,761      4,635       46,231      17,921
1.65% ..............       3,982       8,478      1,161         855         19,703      2,260       37,998      16,880
1.70% ..............          --          --         --          --         11,189        349       20,059       4,819
1.75% ..............         972       3,363        732         737         10,255        619       17,030       3,725
1.80% ..............         518          85         23          --          6,249      1,016        9,990       4,359
1.85% ..............          --          --         --          --         16,878      1,320       21,256       4,132
1.90% ..............       1,216       1,372         95          --          3,246         16        6,040         294
1.95% ..............       4,668       5,359      2,673         908          2,867        141        3,733         138
2.00% ..............          --         812        308          --         14,536         --        6,787       2,926
2.05% ..............       1,251       6,143      4,179       1,108          9,618        105       10,198       4,365
2.10% ..............       2,741       2,517      1,008       1,953            835      1,556        2,328         236
2.15% ..............         102       1,266        196         501          1,126         98        1,652         195
2.20% ..............       2,695       4,005      1,773       1,628          1,207         69        4,466         726
2.25% ..............          --          --         --          --            508         --          421          45
2.30% ..............          --          --         --          --            494         --          450          14
2.35% ..............         157       1,145         --         880             --         --           19          22
2.40% ..............          --          --         --          --             29         --            4           2
2.45% ..............         126         617        566          --             --         --           --          --
2.50% ..............       1,270         102        471          64             --         --           --          --
2.60% ..............          64         528         80         366             --         --           --          --
2.65% ..............          --          --         --          --             --         --            6          --
                         -------      ------     ------      ------      ---------    -------    ---------   ---------
   Totals ..........     $24,150      43,594     19,068      10,525      1,172,073    112,757    1,958,055   1,101,157
                         =======      ======     ======      ======      =========    =======    =========   =========

                       OppAggGro    OppCapAp   OppCapApS   OppGlSec3   OppGlSec   OppGlSecS   OppMSFund   OppMSFundS
                       ---------   ---------   ---------   ---------   --------   ---------   ---------   ----------
0.95% ..............    $549,458   1,135,007         --      90,426     426,906         --     875,197          --
1.00% ..............     272,305     500,890         --      26,382     111,548         --     424,053          --
1.05% ..............      44,529      76,480         --       3,037      18,393         --      77,364          --
1.10% ..............     128,087     289,782         --      28,000     126,643         --     171,396          --
1.15% ..............      45,469     148,419         --      18,768      75,864         --      89,055          --
1.20% ..............     222,705     521,834         --      48,665     385,868         --     461,988          --
1.25% ..............      37,844      70,461         --       5,736      29,611         --      57,036          --
1.30% ..............      52,062     109,225         --       7,814      58,147         --     103,667          --
1.35% ..............      35,514     131,188         --      14,539      85,345         --      99,069          --
1.40% ..............     302,911     664,661         --      80,359     373,074         --     679,682          --
1.45% ..............     198,258     316,797         --      21,914     117,000         --     356,519          --
1.50% ..............      37,540      80,304     18,900      10,084      36,923     14,345      78,291      20,623
1.55% ..............      79,631     285,661         --      34,429     156,714         --     235,034          --
1.60% ..............      31,092     137,389      7,785      22,310      77,562     11,473     112,953       5,187
1.65% ..............      46,862     117,232     10,309      12,728      75,710     10,278      84,898      30,858
1.70% ..............      25,361      73,387         --       4,805      25,426         --      25,584          --
1.75% ..............       7,028      45,036      5,763       8,253      30,152      7,673      29,932       6,294
1.80% ..............      12,473      42,925      7,180       6,327      32,551      5,970      48,388       1,904
1.85% ..............      17,841      72,844         --       3,589      24,394         --      42,383          --
1.90% ..............       5,161      14,774      2,458       3,041       9,161      3,053       8,790       2,071
1.95% ..............       5,508       7,460     12,253       4,285       8,210     14,242       8,874       7,134
2.00% ..............       7,319      36,259        362       1,467      14,111        500      22,578       1,378

Continued              OppAggGro    OppCapAp    OppCapApS   OppGlSec3   OppGlSec    OppGlSecS   OppMSFund   OppMSFundS
                       ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
2.05% ..............        5,704      31,579     10,192       5,777       20,882     14,166       14,278       8,846
2.10% ..............        2,017       3,206      9,029       4,101        1,801     12,641        3,732      16,716
2.15% ..............          526       4,250      1,011         756        1,446        759        4,008         631
2.20% ..............        3,949       7,872      5,484       4,124        2,192     11,588        8,546       9,095
2.25% ..............          421       2,543         --          37        1,196         --        1,883          --
2.30% ..............          332         505         --          10          269         23          685          --
2.35% ..............            1          82         27          --           --        551          247         205
2.40% ..............            2       1,941         --          99          816         --          947          --
2.45% ..............           --       1,195        207         566          273      1,612           90         330
2.50% ..............           97         231      4,681          75            6        995          308         103
2.55% ..............           --         450         --          --          389         --           --          --
2.60% ..............           62          --      2,478         689           --      1,734        1,299       1,426
2.65% ..............            7       1,175         --          17           47         --           33          --
2.70% ..............          549          94         --          --           98         --           --          --
2.85% ..............           --          --         --          --            8         --           --          --
                       ----------   ---------     ------     -------    ---------    -------    ---------     -------
   Totals ..........   $2,178,625   4,933,138     98,119     473,209    2,328,736    111,603    4,128,787     112,801
                       ==========   =========     ======     =======    =========    =======    =========     =======

                       OppMSSmCapS   OppStratBdS     StOpp2    VEWrldEMkt   VEWrldHAs   VKCom2    VKEmGr2   VKCorPlus2
                       -----------   -----------   ---------   ----------   ---------   -------   -------   ----------
0.95% ..............       $--              --       373,199     131,077      70,166         --        --         --
1.00% ..............        --              --        91,841      58,643      29,910         --        --         --
1.05% ..............        --              --        16,464      11,717       5,693         --        --         --
1.10% ..............        --              --       130,238       9,833       7,303         --        --         --
1.15% ..............        --              --        81,362       3,539       3,334         --        --         --
1.20% ..............        --              --       354,638     212,220      33,137         --        --         --
1.25% ..............         3              --        38,037       5,758       1,412         --        --         --
1.30% ..............        --              --        49,455       9,249       2,239         --        --         --
1.35% ..............        --              --        81,268       8,180       4,702         --        --         --
1.40% ..............        --              --       318,145      61,087      37,217         --        --         --
1.45% ..............        --              --       126,729      26,178      13,350         --        --         --
1.50% ..............        --           8,953        42,902       5,496       2,186     24,420     4,411         77
1.55% ..............        --              --       180,111      16,539      11,295         --        --         --
1.60% ..............        --           8,124        82,889       5,477       2,896     14,649     2,677         22
1.65% ..............        --          11,751        69,502       7,961       2,740     25,629     3,378        921
1.70% ..............        --              --        30,464       1,891       1,342         --        --         --
1.75% ..............        --           3,393        35,103       1,880       1,211      9,288     2,029         --
1.80% ..............        --           1,541        40,391       2,888       1,101      5,615     2,464          5
1.85% ..............        --              --        24,851       1,760       1,654         --        --         --
1.90% ..............        --           1,864         4,171       1,654       1,025      5,802     1,115        137
1.95% ..............        --           9,926         9,404         329          75     30,804     5,915         --
2.00% ..............        --              --        16,669       1,800       1,141        229       587         --
2.05% ..............        --           3,826        19,438       1,926       1,178     23,781     3,997         21
2.10% ..............        --           7,315           987         204          89     27,061     4,335         --
2.15% ..............        --           1,203         2,676         194         458      3,639       385         --
2.20% ..............        --           3,981         5,957         357          24     22,470     5,097         --
2.25% ..............        --              --         1,123          --          --         --        --         --
2.30% ..............        --              --           217          19          18         11        11         --
2.35% ..............        --             763            --          --          --      1,528       367         --
2.40% ..............        --              --         1,183           2         328         --        --         --
2.45% ..............        --             820         1,077          --          --      2,619       509         --
2.50% ..............        --             121           426          --          --      2,048       328         --
2.55% ..............        --              --           443          --          23         --        --         --
2.60% ..............        --             906         1,699          --          --      6,536       133         --
2.65% ..............        --              --            35          --          --         --        --         --
2.70% ..............        --              --           556          --          --         --        --         --
                           ---          ------     ---------     -------     -------    -------    ------      -----
   Totals ..........       $ 3          64,487     2,233,650     587,858     237,247    206,129    37,738      1,183
                           ===          ======     =========     =======     =======    =======    ======      =====

                       VKEmMkt    VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
0.95% ..............   $165,874     21,137      568,305        5,351           --         839      148,649    134,024
1.00% ..............     53,065      6,864      185,089        4,348           --         658        3,535      2,695
1.05% ..............      9,887        616       34,859          436           --          --        2,118      2,579
1.10% ..............     17,109      5,805       89,392       13,718           --         379      168,238    103,627
1.15% ..............     12,100      4,743       56,919        4,848           --       1,435       70,577     49,865
1.20% ..............     96,367     35,985      268,603       34,659       10,411       5,094        6,014      2,946
1.25% ..............      8,812      2,898       21,670        4,582           63         165       12,133     11,228
1.30% ..............      7,947      3,708       36,002          602           --          51        1,762      1,074
1.35% ..............      7,709     10,211       47,060          168           --          --        8,052      3,092
1.40% ..............    109,982     25,926      346,042       10,902           --       1,209      330,797    246,778

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued               VKEmMkt   VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
1.45% ..............     24,820     17,778        88,222       82,577          --       3,885        30,190    22,626
1.50% ..............      6,221      9,536        38,506        1,369         639         249        16,185     6,493
1.55% ..............     29,172      8,549       146,690       31,929          --       4,885       271,022   177,210
1.60% ..............     26,700      2,451        76,202        6,379          --       1,550       106,459    66,716
1.65% ..............     10,879     17,885        53,445        1,520         222         287        16,682     6,979
1.70% ..............      4,022      1,197        16,316        2,717          --          93        14,407    13,337
1.75% ..............     12,910      4,555        28,547        7,006          --          --         1,996     4,698
1.80% ..............      2,670      4,243        20,423          416          --          --         8,289     8,047
1.85% ..............     10,518      2,814        38,198        1,247          --          --        40,513    20,164
1.90% ..............      2,172        415         9,056          163          --          --         5,683     4,439
1.95% ..............        818        413        13,392           --          --          --        12,664     7,355
2.00% ..............      6,738        125        27,643          621          --         118        22,270    13,169
2.05% ..............      4,173      2,724        24,995        4,688          --         449         9,332     6,033
2.10% ..............        244        316        10,955           --          --          --         1,808       350
2.15% ..............      1,218         10         7,423        3,262          --          --         1,371       161
2.20% ..............      1,910      1,890        16,387           --          --          --            67       573
2.25% ..............        375          7         2,943           --          --          --         3,226     1,128
2.30% ..............        141         --         6,578           --          --          --           354       343
2.35% ..............         79         --           917           --          --          --            --        --
2.40% ..............        593         --        15,021           --          --          --         5,865     1,453
2.45% ..............        263         --         2,715           --          --          --         1,127        --
2.50% ..............         --         --           651           --          --          --            27        --
2.55% ..............         --         --         1,258           --          --          --            --        --
2.60% ..............         --         --         1,931           --          --          --            --        --
2.65% ..............         --         --           378           --          --          --            --        --
2.70% ..............         --         --           502           --          --          --            --        --
2.85% ..............         --         --             9           --          --          --            --        --
                       --------    -------     ---------      -------      ------      ------     ---------   -------
   Totals ..........   $635,488    192,801     2,303,244      223,508      11,335      21,346     1,321,412   919,182
                       ========    =======     =========      =======      ======      ======     =========   =======

                          WRBnd     WRCoreEq    WRGrowth    WRHiInc   WRIntl    WRLTBond   WRMMkt    WRSciTech
                       ----------   ---------   ---------   -------   -------   --------   -------   ---------
0.95% ..............   $  188,458     314,251     346,354   101,403    45,744     54,946    33,961     98,963
1.00% ..............        4,423       5,265       6,769     1,093       275      1,679     1,589        404
1.05% ..............        6,062       6,903       8,657     3,844     1,140      1,531     1,351      2,341
1.10% ..............      172,970     355,831     388,928   122,621    59,456     66,377    53,409    112,530
1.15% ..............       62,308     105,827     122,044    46,878    20,486     28,468    22,110     34,880
1.20% ..............        5,769       8,685      10,869     2,485     1,892        829     3,507      3,974
1.25% ..............       19,682      30,008      34,357    15,074     5,703      6,583     6,689      4,740
1.30% ..............        2,708       1,429       2,111     1,324       309      2,747       461        245
1.35% ..............        5,698      10,698      11,060     2,267     1,837      1,580     1,420      3,223
1.40% ..............      395,875     788,480     913,404   174,229   157,740    134,751   135,211    241,905
1.45% ..............       25,705      71,678      88,026    17,176    14,735     24,733    26,431     18,476
1.50% ..............       25,286      28,944      35,432     6,962     7,116     10,185     7,913      8,690
1.55% ..............      264,761     514,208     556,548   127,612    97,982     69,439    75,130    189,876
1.60% ..............      100,950     232,797     254,673    67,480    73,285     46,929    42,468     98,673
1.65% ..............       13,648      26,184      30,410     7,275     4,775      5,163     9,211      6,686
1.70% ..............       26,630      38,250      48,819    10,675     8,249      7,631     7,601      8,635
1.75% ..............        4,932       5,350       9,729     3,393       998      1,076     7,109      1,031
1.80% ..............        7,788      23,710      28,247     5,437     6,490      3,798    10,017      5,572
1.85% ..............       31,272      87,478      90,820    19,640    11,572     18,493    21,577     29,314
1.90% ..............        5,236      16,101      14,793     3,787     2,787      1,829     5,723      3,215
1.95% ..............       15,248      31,247      28,473    12,468     5,255      2,099     5,475     11,172
2.00% ..............       19,682      52,788      62,197    12,509    12,419      5,848     9,591     13,205
2.05% ..............        7,230      14,073      19,352     5,512     1,740      5,153     1,781      6,375
2.10% ..............        2,334       6,533       6,150     1,121     1,286      1,746       758      1,260
2.15% ..............           17         614       1,948        66       483         73        42      1,094
2.20% ..............          725         719          57        61        --        120       146         24
2.25% ..............        4,899       8,495       9,324     2,491     2,233      3,645     2,105      2,125
2.30% ..............        1,125       2,189       2,916       241       754      1,352       590        443
2.35% ..............          536          19         154       505        --        346       116         --
2.40% ..............           --       2,556       2,472        --       121         --        --      1,726
2.45% ..............        3,303          51          --        51        52         96        --        546
2.50% ..............           31          30          21        --        --         --        --          4
                       ----------   ---------   ---------   -------   -------    -------   -------    -------
   Totals ..........   $1,425,291   2,791,391   3,135,114   775,680   546,914    509,245   493,492    911,347
                       ==========   =========   =========   =======   =======    =======   =======    =======

                         WRSmCap    WRValue
                       ----------   -------
0.95% ..............   $  134,509   101,558
1.00% ..............          796        --
1.05% ..............        2,621       898
1.10% ..............      156,397   152,031
1.15% ..............       54,025    49,402
1.20% ..............        4,938     3,172
1.25% ..............       12,005    10,782
1.30% ..............          480     1,442
1.35% ..............        5,616     5,580
1.40% ..............      401,472   208,535
1.45% ..............       31,487    17,299
1.50% ..............       15,610     9,218
1.55% ..............      275,543   189,509
1.60% ..............      142,273   106,101
1.65% ..............       11,317    11,096
1.70% ..............       16,265     9,033
1.75% ..............        1,940     2,745
1.80% ..............       11,669     8,726
1.85% ..............       38,033    32,690
1.90% ..............        5,824     4,062
1.95% ..............       10,288    15,429
2.00% ..............       27,752    22,076
2.05% ..............        4,172     8,853
2.10% ..............        2,211     1,211
2.15% ..............        1,143       648
2.20% ..............           73       651
2.25% ..............        4,961     1,276
2.30% ..............          957       551
2.40% ..............        1,455     1,937
2.45% ..............           55       594
2.50% ..............            5        --
                       ----------   -------
   Totals ..........   $1,375,892   977,105
                       ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31 2003 and 2002, total transfers to the Account from the fixed account were $624,241,668 and $1,216,287,510, respectively, and total transfers from the Account to the fixed account were $238,528,658 and $550,817,142, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $5,270,796 and $13,295,537 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $29,575,901 and $28,003,942 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                Investment
                                   Expense                      Unit          Contract       Income             Total
                                    Rate*         Units      Fair Value    Owners' Equity    Ratio**            Return***
                                -------------  ----------  --------------  --------------  ----------  ------------------------
     AIM VIF - Balanced Fund - Series I Shares
        2003 .................  0.95% to 2.05%     78,940  $ 9.49 to 9.26   $    743,430      2.46%     15.26% to  13.96%
        2002 .................  0.95% to 1.55%     45,020    8.18 to 8.24        369,841      5.12%    -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
        2003 .................  1.50% to 2.60%    741,502    9.95 to 9.76      7,338,132      0.00%     31.29% to  29.83%
        2002 .................  1.50% to 2.60%    298,956    7.52 to 7.58      2,260,202      0.00%    -24.80% to -24.23% (a) (b)

     AIM VIF - Blue Chip - Series I Shares
        2003 .................  0.95% to 2.05%     40,180    9.07 to 8.85        360,974      0.00%     23.96% to  22.55%
        2002 .................  0.95% to 1.55%     21,069    7.27 to 7.32        153,752      0.00%    -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
        2003 .................  0.95% to 1.75%     11,432    9.91 to 6.66        111,852      0.00%     28.29% to  27.23%
        2002 .................  0.95% to 1.10%      3,915    7.71 to 7.72         30,215      0.00%    -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2003 .................  1.50% to 2.60%    173,419   10.09 to 9.90      1,739,753      0.00%     27.25% to  25.83%
        2002 .................  1.50% to 2.50%     62,716    7.88 to 7.93        495,921      0.00%    -21.25% to -20.71% (a) (b)

     AIM VIF - Core Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     14,504  10.25 to 10.12        147,046      1.27%     23.24% to  22.49%
        2002 .................  0.95% to 1.55%      7,344    8.26 to 8.32         60,743      0.72%    -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     49,765    8.64 to 8.53        426,173      0.32%     23.89% to  23.14%
        2002 .................  0.95% to 1.55%     46,242    6.93 to 6.98        321,013      0.78%    -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
        2003 .................  1.50% to 2.60%    191,437    9.46 to 9.28      1,800,438      0.32%     22.96% to  21.59%
        2002 .................  1.50% to 2.45%     75,225    7.64 to 7.69        576,910      0.61%    -23.57% to -23.07% (a) (b)

     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
        2003 .................  1.50% to 2.60%    371,825  10.25 to 10.06      3,793,585      0.79%     30.20% to  28.75%
        2002 .................  1.50% to 2.60%     82,504    7.81 to 7.87        647,929      0.00%    -21.85% to -21.26% (a) (b)

     Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
        2003 .................  1.50% to 2.60%    414,836    9.51 to 9.33      3,923,210      0.00%     21.52% to  20.16%
        2002 .................  1.50% to 2.60%    126,001    7.76 to 7.82        983,078      0.00%    -22.36% to -21.77% (a) (b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2003 .................  1.50% to 2.60%    498,772  11.46 to 11.25      5,681,552      0.55%     38.78% to  37.23%
        2002 .................  1.50% to 2.60%    153,160    8.20 to 8.26      1,261,226      0.00%    -18.04% to -17.42% (a) (b)

     American Century VP - Income & Growth Fund - Class I
        2003 .................  0.95% to 2.70% 20,993,443   12.58 to 8.68    251,721,267      1.19%     28.13% to  25.85%
        2002 .................  0.95% to 2.25% 20,008,742    6.71 to 9.81    188,588,661      1.10%    -21.61% to -20.14%
        2001 .................  0.95% to 2.25% 20,431,056   8.05 to 12.29    243,703,532      0.83%    -10.68% to  -9.23%
        2000 .................  0.95% to 1.90% 17,654,096   9.56 to 13.54    234,021,547      0.49%    -12.22% to  -9.39% (b)
        1999 .................  0.95% to 1.80% 10,793,180  10.89 to 15.29    163,760,412      0.01%      8.87% to  16.90% (a)

     American Century VP - Income & Growth Fund - Class II
        2003 .................  1.50% to 2.60%    440,628  10.43 to 10.24      4,569,235      0.91%     27.25% to  25.83%
        2002 .................  1.50% to 2.60%    157,252    8.13 to 8.20      1,284,778      0.00%    -18.65% to -18.04% (a) (b)

     American Century VP - Inflation Protection Fund - Class II
        2003 .................  0.95% to 2.25%  1,685,537  10.26 to 10.33     17,335,412      1.22%      2.58% to   1.69% (a) (b)

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - International Fund - Class I
        2003 ............   0.95% to 2.30%  10,982,643   $10.84 to  8.25    $116,204,136       0.73%      23.33% to  21.60%
        2002 ............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
        2001 ............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
        2000 ............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
        1999 ............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)

     American Century VP - International Fund - Class III
        2003 ............   0.95% to 2.60%   5,738,677     9.94 to  9.66      56,813,017       0.67%      23.33% to  21.23%
        2002 ............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R)Fund - Class I
        2003 ............   0.95% to 2.70%   1,599,480     9.88 to  9.59      15,711,387       0.00%      23.71% to  21.51%
        2002 ............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R)Fund - Class II
        2003 ............   1.50% to 2.60%     318,356     9.76 to  9.58       3,093,529       0.00%      22.93% to  21.55%
        2002 ............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

     American Century VP - Value Fund - Class I
        2003 ............   0.95% to 2.65%  31,663,303    15.18 to 13.13     487,322,945       0.94%      27.73% to  25.55%
        2002 ............   0.95% to 2.25%  30,662,966     9.53 to 12.65     370,626,062       0.88%     -14.98% to -13.45%
        2001 ............   0.95% to 2.25%  22,460,603    11.16 to 14.65     315,105,611       0.68%       9.91% to  11.74%
        2000 ............   0.95% to 1.90%   7,758,903    10.16 to 13.15      97,089,073       0.73%      15.91% to  18.56% (b)
        1999 ............   0.95% to 1.75%   3,621,111     8.78 to 11.26      38,355,931       0.76%     -12.23% to  -1.79% (a)

     American Century VP - Value Fund - Class II
        2003 ............   1.50% to 2.60%     732,705    10.93 to 10.73       7,970,560       0.67%      26.88% to  25.47%
        2002 ............   1.50% to 2.60%     276,263     8.55 to  8.62       2,374,430       0.00%     -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
        2003 ............   0.95% to 2.05%     183,955    11.24 to 10.98       2,052,428       0.00%      35.27% to  33.75%
        2002 ............   0.95% to 1.65%     126,777     8.22 to  8.31       1,048,811       0.00%     -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
        2003 ............   0.95% to 1.75%     160,093     9.88 to  9.70       1,566,829       0.39%      24.28% to  23.25%
        2002 ............   0.95% to 1.70%     141,508     7.88 to  7.95       1,118,486       0.32%     -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
        2003 ............   0.95% to 2.00%     322,683     9.91 to  9.68       3,177,031       1.93%      22.45% to  21.11%
        2002 ............   0.95% to 1.70%     173,232     8.02 to  8.09       1,397,651       1.85%     -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
        2003 ............   0.95% to 2.05%     186,382     9.00 to  8.77       1,658,565       0.00%      26.81% to  25.36%
        2002 ............   0.95% to 1.70%     106,392     7.02 to  7.09         750,507       0.00%     -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 ............   0.95% to 1.65%     447,652     9.11 to 10.85       4,142,199       0.00%      46.26% to  45.22%
        2002 ............   0.95% to 1.65%     572,102     6.20 to  7.65       3,626,422       0.00%     -35.25% to -34.78%
        2001 ............   0.95% to 1.65%     881,184     9.51 to 11.75       8,573,915       0.00%     -29.82% to -29.32%
        2000 ............   0.95% to 1.65%   1,111,278    13.47 to 16.64      15,252,909       0.00%     -20.27% to -19.71%
        1999 ............   0.95% to 1.65%   1,263,065    16.80 to 20.76      21,609,694       0.00%      60.80% to  61.95%

     Credit Suisse Trust - International Focus Portfolio
        2003 ............   0.95% to 1.65%   1,056,590     8.86 to 10.00       9,407,868       0.43%      31.83% to  30.90%
        2002 ............   0.95% to 1.65%   1,294,997     6.69 to  7.82       8,745,981       0.00%     -21.23% to -20.67%
        2001 ............   0.95% to 1.65%   1,823,262     8.44 to  9.88      15,534,586       0.00%     -23.57% to -23.02%
        2000 ............   0.95% to 1.65%   2,118,432    10.97 to 12.85      23,458,299       0.45%     -27.11% to -26.60%
        1999 ............   0.95% to 1.65%   2,784,067    14.96 to 17.53      42,336,574       1.11%      50.90% to  51.98%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 ............   0.95% to 2.30%   1,221,166    12.35 to  9.94      15,061,157       0.70%      23.98% to  22.24%
        2002 ............   0.95% to 1.85%   1,401,028     7.47 to 10.22      13,953,162       0.91%     -24.91% to -23.83%
        2001 ............   0.95% to 1.85%   1,671,364     9.90 to 13.44      21,865,632       0.00%      -1.35% to  -0.02%
        2000 ............   0.95% to 1.85%   1,602,464     9.98 to 13.46      20,989,398       1.11%       6.96% to  13.89% (b)
        1999 ............   0.95% to 1.75%   1,518,704     9.34 to 12.50      18,422,357       1.10%      -6.63% to   5.23% (a)

     Dreyfus Emerging Leaders Fund - Service Shares
        2003 ............   1.50% to 2.60%     122,126    11.14 to 10.93       1,350,550       0.00%      44.96% to  43.34%
        2002 ............   1.50% to 2.35%      38,847     7.64 to  7.68         297,477       0.00%     -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ............   0.95% to 2.40%   3,945,170    10.41 to 10.15      40,884,829       0.25%      36.47% to  34.45%
        2002 ............   0.95% to 2.05%   1,223,668     7.55 to  7.63       9,310,674       0.28%     -24.49% to -23.74% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
        2003 ............   1.50% to 2.60%      36,008   $ 9.32 to  9.15   $      333,031      0.00%      23.87% to  22.49%
        2002 ............   1.50% to 2.60%      12,952     7.47 to  7.53           97,212      0.03%     -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ............   0.95% to 2.70%  14,356,877     9.97 to  6.91      139,619,825      0.11%      24.81% to  22.55%
        2002 ............   0.95% to 2.25%  15,948,771     5.41 to  7.99      124,666,691      0.20%     -30.97% to -29.62%
        2001 ............   0.95% to 2.25%  19,487,708     7.79 to 11.35      217,233,733      0.06%     -24.80% to -23.32%
        2000 ............   0.95% to 2.00%  19,733,997    10.33 to 14.80      288,435,533      1.03%     -12.80% to -11.10% (b)
        1999 ............   0.95% to 1.80%   9,959,873    11.86 to 16.79      166,642,025      0.02%      18.60% to  28.84% (a)

     Dreyfus Stock Index Fund, Inc.- Initial Shares
        2003 ............   0.95% to 2.65%  92,185,602    11.99 to  8.28    1,056,735,132      1.42%      27.15% to  24.95%
        2002 ............   0.95% to 2.25%  95,354,292     5.89 to  9.43      864,619,920      1.33%     -24.49% to -23.10%
        2001 ............   0.95% to 2.25%  99,494,839     7.77 to 12.27    1,183,396,916      1.08%     -14.51% to -13.02%
        2000 ............   0.95% to 2.00%  90,529,551     9.60 to 14.10    1,249,785,744      1.03%     -10.95% to  -8.73% (b)
        1999 ............   0.95% to 1.80%  59,725,013    10.79 to 15.69      929,607,321      1.14%       7.87% to  19.46% (a)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ............   0.95% to 2.65%  14,368,474    12.77 to  8.84      174,630,642      1.38%      20.02% to  17.94%
        2002 ............   0.95% to 2.25%  14,518,204     7.04 to 10.64      147,581,762      1.12%     -18.97% to -17.51%
        2001 ............   0.95% to 2.25%  14,326,910     8.65 to 12.90      178,390,661      0.86%     -11.54% to -10.18%
        2000 ............   0.95% to 1.95%  12,683,936     9.91 to 14.36      178,274,135      0.68%      -2.57% to  -1.59% (a)
        1999 ............   0.95% to 1.75%  11,442,779    10.18 to 14.60      165,362,030      0.82%       1.81% to  10.40% (a)

     Dreyfus VIF - Appreciation Portfolio - Service Shares
        2003 ............   1.50% to 2.60%     345,131     9.95 to  9.77        3,413,604      1.64%      19.02% to  17.69%
        2002 ............   1.50% to 2.50%     120,876     8.30 to  8.36        1,007,673      1.83%     -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 ............   0.95% to 1.85%      36,181    11.14 to  9.80          371,156      0.03%      30.44% to  29.23%
        2002 ............   0.95% to 1.40%      27,276     7.59 to  8.54          210,757      0.04%     -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 ............   0.95% to 1.55%      32,213    11.80 to 11.65          377,382      1.47%      35.06% to  34.24%
        2002 ............   0.95% to 1.55%       8,057     8.68 to  8.74           70,197      1.70%     -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
        2003 ............   1.50% to 2.60%      62,971    10.11 to  9.92          632,955      0.90%      25.41% to  24.01%
        2002 ............   1.50% to 2.20%      16,666     8.02 to  8.06          134,110      0.00%     -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
        2003 ............   1.50% to 2.60%     127,784     9.93 to  9.74        1,260,625      0.35%      22.02% to  20.66%
        2002 ............   1.50% to 2.60%      54,725     8.08 to  8.14          444,085      0.00%     -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%     594,118    11.52 to 11.30        6,802,892      4.65%      19.97% to  18.63%
        2002 ............   1.50% to 2.60%     118,039     9.53 to  9.60        1,130,291      0.00%      -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ............   0.95% to 2.70%  33,400,483    12.88 to 11.78      423,435,511      3.57%       3.65% to   1.86%
        2002 ............   0.95% to 2.25%  33,983,812    11.56 to 12.43      416,870,120      2.89%       6.38% to   8.27%
        2001 ............   0.95% to 2.25%  20,337,003    10.94 to 11.48      231,280,234      1.56%       5.41% to   6.98%
        2000 ............   0.95% to 1.90%   6,068,734    10.42 to 10.73       64,748,537      0.42%       8.36% to   9.68% (b)
        1999 ............   0.95% to 1.65%     759,757     9.76 to  9.81        7,446,933      0.00%      -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%   1,158,034    10.98 to 10.78       12,646,527      3.11%       2.87% to   1.72%
        2002 ............   1.50% to 2.60%     393,660    10.59 to 10.67        4,192,600      0.00%       5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  64,919,984    12.86 to 10.34      833,502,241      1.53%      28.98% to  26.76%
        2002 ............   0.95% to 2.25%  60,212,580     7.41 to 10.24      600,903,507      1.61%     -19.24% to -17.79%
        2001 ............   0.95% to 2.25%  54,589,794     9.12 to 12.48      665,304,573      1.40%      -7.60% to  -6.00%
        2000 ............   0.95% to 1.90%  39,698,766     9.90 to 13.31      515,176,445      1.36%       6.37% to  10.72% (b)
        1999 ............   0.95% to 1.80%  30,054,428     9.30 to 12.44      362,084,796      1.12%      -6.96% to   5.25% (a)

     Fidelity(R)VIP - Equity-Income Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,453,838    10.48 to 10.28       15,156,305      0.93%      28.08% to  26.65%
        2002 ............   1.50% to 2.60%     443,769     8.12 to  8.18        3,622,751      0.00%     -18.80% to -18.19% (a)(b)

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ............   0.95% to 2.65%  58,941,283   $12.29 to  7.83   $  683,298,017       0.18%     31.52% to  29.22%
        2002 ............   0.95% to 2.20%  60,318,635     5.87 to  9.35      534,138,053       0.15%    -32.14% to -30.86%
        2001 ............   0.95% to 2.20%  69,067,055     8.59 to 13.52      892,510,436       0.00%    -19.96% to -18.51%
        2000 ............   0.95% to 1.95%  64,931,577    10.75 to 16.59    1,041,161,720       0.07%    -14.41% to -11.91% (a)
        1999 ............   0.95% to 1.80%  32,663,001    12.31 to 18.83      608,360,294       0.07%     23.14% to  35.98% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     619,256     9.71 to  9.53        5,981,099       0.08%     30.55% to  29.10%
        2002 ............   1.50% to 2.60%     202,676     7.38 to  7.44        1,504,242       0.00%    -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  35,327,848     8.86 to  8.37      323,732,284       5.77%     25.76% to  23.70%
        2002 ............   0.95% to 2.25%  26,938,971     6.37 to  7.69      195,766,587       9.64%      0.83% to   2.63%
        2001 ............   0.95% to 2.20%  25,533,687     6.29 to  7.51      179,983,516      13.15%    -14.04% to -12.74%
        2000 ............   0.95% to 1.90%  21,554,542     7.33 to  8.62      172,868,705       6.89%    -24.08% to -22.41% (b)
        1999 ............   0.95% to 1.65%  18,906,184    10.24 to 11.26      196,340,693       6.66%      6.29% to   7.05%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ............   0.95% to 2.25%   6,173,912    10.90 to  9.19       68,125,249       0.74%     41.85% to  39.95%
        2002 ............   0.95% to 2.20%   7,674,047     6.17 to  8.42       59,763,768       0.79%    -22.25% to -21.10%
        2001 ............   0.95% to 2.20%  10,843,987     7.92 to 10.69      107,319,995       5.59%    -23.21% to -22.03%
        2000 ............   0.95% to 1.90%   9,861,467    10.34 to 13.73      124,962,270       1.34%    -20.68% to -16.44% (b)
        1999 ............   0.95% to 1.70%   5,905,382    13.06 to 17.17       92,437,608       0.72%     30.59% to  41.11% (a)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
        2003 ............   1.50% to 2.60%     646,592    10.87 to 10.67        6,988,652       0.53%     40.86% to  39.28%
        2002 ............   1.50% to 2.60%     202,377     7.66 to  7.72        1,557,719       0.00%    -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 ............   0.95% to 2.70%   5,106,033    10.99 to 10.66       55,922,783       0.48%     41.89% to  39.35%
        2002 ............   0.95% to 2.25%   2,316,895     7.65 to  7.75       17,918,637       0.00%    -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class
        2003 ............   0.95% to 2.85%  46,557,635    14.41 to 10.08      654,671,016       0.33%     27.13% to  24.71%
        2002 ............   0.95% to 2.40%  45,313,610     6.92 to 11.34      503,327,033       0.72%    -12.03% to -10.29%
        2001 ............   0.95% to 2.25%  44,175,712     7.82 to 12.64      551,070,400       0.67%    -14.60% to -13.20%
        2000 ............   0.95% to 2.00%  42,190,841    10.31 to 14.56      609,378,308       0.30%     -8.88% to  -7.60% (a)
        1999 ............   0.95% to 1.80%  27,031,979    11.27 to 15.76      424,819,685       0.25%     12.71% to  22.97% (a)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,168,158    10.89 to 10.69       12,657,188       0.16%     26.27% to  24.87%
        2002 ............   1.50% to 2.60%     337,942     8.56 to  8.63        2,907,598       0.00%    -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 ............   0.95% to 2.05%   1,077,164    10.15 to 10.97       11,207,437       0.00%      1.53% to   0.80% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 ............   0.95% to 2.35%  10,741,094     9.14 to  6.62       95,964,919       0.62%     28.43% to  26.61%
        2002 ............   0.95% to 2.20%  12,480,171     5.09 to  7.12       86,958,330       0.95%    -23.86% to -22.66%
        2001 ............   0.95% to 2.20%  15,069,734     6.67 to  9.20      136,159,773       0.25%    -16.62% to -15.26%
        2000 ............   0.95% to 1.95%  16,526,979     8.02 to 10.86      177,419,391       1.25%    -18.66% to -15.47% (b)
        1999 ............   0.95% to 1.80%  15,778,839     9.86 to 13.24      208,028,456       0.69%     -1.37% to   3.19% (a)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     656,982    11.67 to 11.45        7,623,045       0.15%     36.18% to  34.66%
        2002 ............   1.50% to 2.60%     211,852     8.50 to  8.57        1,810,462       0.00%    -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 ............   0.95% to 2.65%   4,151,781    11.66 to 11.32       48,179,536       0.00%     56.29% to  53.62%
        2002 ............   0.95% to 2.20%     897,365     7.37 to  7.46        6,681,297       0.00%    -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     182,049    11.60 to 11.38        2,099,853       0.00%     55.01% to  53.28%
        2002 ............   1.50% to 2.60%      59,983     7.42 to  7.48          447,622       0.00%    -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
        2003 ............   0.95% to 2.00%      39,589    12.60 to 12.29          492,966       0.00%     40.93% to  39.44%
        2002 ............   0.95% to 2.00%      21,602     8.81 to  8.94          191,806       0.00%    -20.25% to -19.40%
        2001 ............   0.95% to 2.00%         748    11.05 to 11.09            8,286       0.00%     10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000        12.62               631,000       0.00%          42.28%
        2002 ............        0.00%          50,000         8.87               443,500       0.00%         -18.62%
        2001 ............        0.00%          50,000        10.90               545,000       0.00%           9.00%       (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     First Horizon Growth & Income Portfolio
        2003 ............   0.95% to 2.00%     191,003   $ 9.58 to  9.34    $  1,812,845        0.24%     27.38% to  26.03%
        2002 ............   0.95% to 2.00%     140,512     7.41 to  7.52       1,051,904        0.37%    -27.59% to -26.81%
        2001 ............   0.95% to 2.00%      10,994    10.24 to 10.27         112,875        0.15%      2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000         9.57              478,333        0.24%          28.60%
        2002 ............        0.00%          50,000         7.44              371,962        0.37%         -26.11%
        2001 ............        0.00%          50,000        10.07              503,392        0.15%           0.70%       (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
        2003 ............   0.95% to 2.70%   5,371,018    10.11 to  7.90      53,809,350        1.27%     30.19% to  27.86%
        2002 ............   0.95% to 2.25%   4,287,245     5.91 to  7.91      33,188,223        1.31%    -27.24% to -25.86%
        2001 ............   0.95% to 2.10%   4,369,756     8.09 to 10.70      45,828,137        1.35%    -14.24% to -12.99%
        2000 ............   0.95% to 1.80%   4,254,272     9.46 to 12.33      51,284,501        0.99%    -14.80% to -11.47% (a)
        1999 ............   0.95% to 1.75%   1,974,334    10.78 to 13.96      26,887,622        0.36%      7.75% to  17.37% (a)

     Gartmore GVIT Dreyfus International Value Fund - Class  III
        2003 ............   0.95% to 2.15%     458,485    13.73 to 13.62       6,285,255        0.00%     37.29% to  36.25% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 ............   0.95% to 2.70%  15,398,869    16.32 to 13.60     262,026,841        0.44%     33.37% to  31.02%
        2002 ............   0.95% to 2.25%  14,362,198     8.84 to 13.65     183,719,797        0.39%    -17.61% to -16.11%
        2001 ............   0.95% to 2.25%  10,642,272    10.68 to 16.30     162,769,286        0.49%     -3.99% to  -2.25%
        2000 ............   0.95% to 1.90%   5,685,234    12.94 to 16.70      88,889,726        0.70%     10.70% to  14.12% (a)
        1999 ............   0.95% to 1.65%   1,114,320    13.05 to 14.65      14,741,417        0.24%     18.93% to  19.77%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ............   0.95% to 2.15%     406,653    11.22 to  9.27       4,356,168        0.55%     63.70% to  61.73%
        2002 ............   0.95% to 2.05%     515,037     5.71 to  6.85       3,389,175        0.22%    -17.20% to -16.04%
        2001 ............   0.95% to 1.85%     688,788     6.90 to  8.16       5,327,512        0.47%    -7.52%  to  -6.09%
        2000 ............   0.95% to 1.40%      12,616     7.47 to  8.69         104,867        0.00%    -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 ............   0.95% to 2.40%   2,849,141    12.31 to 12.01      34,902,010        0.47%     63.65% to  61.26%
        2002 ............   0.95% to 2.25%   1,318,331     7.45 to  7.52       9,892,328        0.36%    -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ............   0.95% to 2.50%  16,524,655    12.70 to 10.94     203,364,646        7.83%     21.11% to  19.28%
        2002 ............   0.95% to 2.20%  13,477,703     8.90 to 10.49     137,551,122        8.60%      0.65% to   2.24%
        2001 ............   0.95% to 2.20%   9,462,395     8.82 to 10.26      95,231,351       10.09%      1.53% to   3.22%
        2000 ............   0.95% to 1.80%   5,607,801     8.71 to  9.94      55,267,328       10.25%     -9.92% to  -8.24% (b)
        1999 ............   0.95% to 1.65%   4,575,210    10.48 to 10.94      49,937,862        9.38%      1.49% to   2.21%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 ............        1.25%           2,686        12.00               32,234        0.46%          39.69%

     Gartmore GVIT Global Financial Services Fund - Class III
        2003 ............   0.95% to 2.60%     444,314    12.39 to 11.99       5,474,639        0.55%     40.12% to  37.82%
        2002 ............   0.95% to 2.00%     268,594     8.71 to  8.84       2,369,793        0.15%    -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 ............        1.25%             580        11.16                6,475        0.00%          34.99%

     Gartmore GVIT Global Health Sciences Fund - Class III
        2003 ............   0.95% to 2.65%   1,751,103    11.47 to 11.09      19,957,282        0.00%     35.47% to  33.19%
        2002 ............   0.95% to 2.60%     966,515     8.33 to  8.47       8,156,119        0.00%    -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ............   0.95% to 2.20%   1,232,090     2.97 to  3.50       3,847,558        0.00%     53.76% to  51.78%
        2002 ............   0.95% to 2.20%   1,513,650     1.88 to  2.35       3,100,271        0.66%    -44.20% to -43.33%
        2001 ............   0.95% to 2.20%   2,521,408     3.35 to  4.19       9,096,947        0.00%    -44.30% to -43.27%
        2000 ............   0.95% to 1.70%     873,079     5.99 to  7.45       5,540,292        0.00%    -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 ............   0.95% to 2.55%   2,165,513    10.98 to 10.68      23,644,482        0.00%     53.72% to  51.25%
        2002 ............   0.95% to 2.20%     511,430     7.07 to  7.14       3,648,433        0.40%    -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class I
        2003 ............        1.25%           5,169        10.55               54,526        0.52%          22.50%

                                   Contract                                                   Investment
                                   Expense                         Unit          Contract       Income         Total
                                    Rate*          Units        Fair Value    Owners' Equity    Ratio**       Return***
                                -------------   -----------  ---------------  --------------  ----------  -----------------
     Gartmore GVIT Global Utilities Fund - Class III
        2003 ...............    0.95% to 2.55%      303,185  $ 9.79 to  9.48  $    2,946,757     0.64%      22.99% to  21.00%
        2002 ...............    0.95% to 2.05%       97,862    7.84 to  7.96         775,686     1.27%     -21.58% to -20.43%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2003 ...............    0.95% to 2.65%   61,425,031   13.92 to 11.69     801,670,591     3.35%       1.03% to  -0.67%
        2002 ...............    0.95% to 2.25%   77,981,271   11.77 to 13.78   1,011,348,469     4.58%       8.08% to   9.93%
        2001 ...............    0.95% to 2.25%   51,441,846   10.89 to 12.53     614,717,734     5.32%       4.45% to   6.23%
        2000 ...............    0.95% to 1.80%   30,078,962   10.46 to 11.80     345,720,403     5.66%      10.52% to  11.49%(b)
        1999 ...............    0.95% to 1.75%   23,054,707    9.45 to 10.58     241,727,766     5.89%      -3.96% to  -2.68%(b)

     Gartmore GVIT Government Bond Fund - Class II
        2003 ...............    1.50% to 2.60%    1,961,425   10.76 to 10.56      20,998,616     3.98%       0.24% to  -0.88%
        2002 ...............    1.50% to 2.60%      945,128   10.66 to 10.74      10,126,255     2.83%       6.58% to   7.38%(a)(b)

     Gartmore GVIT Growth Fund - Class I
        2003 ...............    0.95% to 2.50%   14,947,044    6.64 to  4.58      96,289,796     0.02%      31.48% to  29.39%
        2002 ...............    0.95% to 2.05%   16,188,470    3.42 to  5.05      79,642,219     0.00%     -30.60% to -29.40%
        2001 ...............    0.95% to 1.90%   19,812,385    4.93 to  7.15     138,671,512     0.00%     -30.07% to -28.82%
        2000 ...............    0.95% to 1.90%   23,423,007    7.00 to 10.05     232,073,777     0.19%     -27.85% to -25.96%(b)
        1999 ...............    0.95% to 1.80%   24,935,324    9.70 to 13.81     341,934,234     0.70%      -2.99% to   3.29%(a)

     Gartmore GVIT ID Aggressive Fund
        2003 ...............    0.95% to 2.65%    4,049,277   10.79 to 10.43      43,273,923     1.41%      30.62% to  28.37%
        2002 ...............    0.95% to 2.60%    1,544,512    8.10 to  8.26      12,699,362     1.09%     -19.92% to -17.42%(a)(b)

     Gartmore GVIT ID Conservative Fund
        2003 ...............    0.95% to 2.65%   10,506,818   10.65 to 10.30     111,096,410     2.82%       6.88% to   5.06%
        2002 ...............    0.95% to 2.60%    6,278,984    9.80 to  9.96      62,335,100     2.54%      -1.97% to  -0.39%(a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 ...............    0.95% to 2.65%   28,925,404   10.77 to 10.42     309,210,666     1.90%      18.91% to  16.88%
        2002 ...............    0.95% to 2.60%   13,348,727    8.91 to  9.06     120,505,145     1.68%     -11.18% to  -9.41%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ...............    0.95% to 2.85%   13,776,564   10.80 to 10.40     147,557,142     1.48%      25.44% to  23.04%
        2002 ...............    0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920     1.32%     -16.08% to -13.89%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ...............    0.95% to 2.65%   14,393,258   10.76 to 10.41     153,730,145     2.39%      12.62% to  10.70%
        2002 ...............    0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135     2.11%      -5.96% to  -4.43%(a)(b)

     Gartmore GVIT International Growth Fund - Class I
        2003 ...............    0.95% to 2.10%      187,653    6.59 to  5.86       1,193,370     0.00%      34.34% to  32.58%
        2002 ...............    0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351     0.00%     -25.80% to -24.83%
        2001 ...............    0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220     0.25%     -30.28% to -29.33%
        2000 ...............    0.95% to 1.45%       43,902    8.58 to  9.23         403,432     0.00%      -7.93% to  -7.71%(a)(b)

     Gartmore GVIT International Growth Fund - Class III
        2003 ...............    0.95% to 2.05%      441,368   10.44 to 10.24       4,580,456     0.00%      34.05% to  32.56%
        2002 ...............    0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407     0.00%     -22.76% to -22.14%(a)(b)

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
        2003 ...............    0.95% to 2.65%   15,489,907   10.39 to  8.77     157,300,998     1.73%      17.29% to  15.28%
        2002 ...............    0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438     2.20%     -14.67% to -13.15%
        2001 ...............    0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293     2.33%      -5.92% to  -4.59%
        2000 ...............    0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157     2.82%      -2.31% to  -1.29%(a)
        1999 ...............    0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923     3.74%      -5.19% to  -0.09%(a)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%    8,921,111   10.62 to  8.26      96,911,423     0.00%      38.81% to  36.38%
        2002 ...............    0.95% to 2.25%    8,014,482    3.21 to  8.32      62,837,582     0.00%     -38.83% to -37.61%
        2001 ...............    0.95% to 2.05%    9,802,628    8.27 to 13.35     123,698,577     0.00%     -32.22% to -30.98%
        2000 ...............    0.95% to 2.00%    9,594,512   12.15 to 19.37     175,055,203     0.00%     -23.46% to -16.18%(a)
        1999 ...............    0.95% to 1.70%    4,077,933   14.66 to 23.15      87,324,703     0.00%      46.58% to  83.00%(a)

     Gartmore GVIT Money Market Fund - Class I
        2003 ...............    0.95% to 2.60%   61,044,850   11.75 to 10.07     691,344,651     0.67%      -0.33% to  -1.99%
        2002 ...............    0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990     1.18%      -1.31% to   0.25%
        2001 ...............    0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895     3.10%       1.13% to   2.61%
        2000 ...............    0.95% to 1.90%   72,240,743   10.61 to 12.52     807,445,540     5.12%       3.68% to   5.02%
        1999 ...............    0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605     4.64%       2.06% to   3.85%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                   NOTES TO FINANCIAL STATEMENTS, Countinued

                                   Contract                                                    Investment
                                   Expense                         Unit          Contract        Income          Total
                                    Rate*          Units        Fair Value    Owners' Equity     Ratio**        Return***
                                -------------   ----------   ---------------  --------------   ----------   -----------------
     Gartmore GVIT Nationwide(R) Fund - Class I
        2003 ...............    0.95% to 2.65%  40,667,472   $11.11 to  8.54   $447,026,775       0.54%      26.30% to  24.12%
        2002 ...............    0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%     -19.47% to -18.14%
        2001 ...............    0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%     -14.10% to -12.66%
        2000 ...............    0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%      -3.87% to  -0.48%(b)
        1999 ...............    0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%      -1.55% to   5.93%(a)

     Gartmore GVIT Nationwide(R) Fund - Class II
        2003 ...............    1.50% to 2.60%     243,662    10.12 to  9.93      2,445,831       0.47%      25.33% to  23.93%
        2002 ...............    1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%     -19.88% to -19.27%(a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ...............        1.25%              337        10.38               3,497       0.22%          23.82%
        2002 ...............        1.25%              355         8.38               2,975       0.54%         -16.18%       (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
        2003 ...............    0.95% to 2.40%     555,773    11.39 to 11.07      6,293,400       0.20%      24.40% to  22.57%
        2002 ...............    0.95% to 2.20%     675,300     9.03 to  9.16      6,165,014       1.34%      -9.72% to  -8.43%(a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ...............    0.95% to 2.10%   1,255,626    10.06 to  9.75     13,203,244       0.03%      37.49% to  35.87%
        2002 ...............    0.95% to 1.80%   1,421,331     6.29 to  9.39     10,832,478       0.03%     -26.99% to -26.07%
        2001 ...............    0.95% to 1.80%   1,814,381     8.58 to 12.72     18,783,461       0.48%      -5.30% to  -4.18%
        2000 ...............    0.95% to 1.80%   2,045,136     9.03 to 13.29     22,067,980       1.00%       5.68% to   7.80%(b)
        1999 ...............    0.95% to 1.80%   1,453,492     8.54 to 12.49     14,280,867       0.82%     -14.58% to  -3.99%(a)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%   7,921,776    13.13 to 12.10    102,531,773       0.00%      32.99% to  30.67%
        2002 ...............    0.95% to 2.25%   7,239,678     4.39 to  9.87     70,683,692       0.00%     -35.14% to -33.92%
        2001 ...............    0.95% to 2.20%   7,019,483    14.37 to 14.94    104,113,801       0.00%     -13.15% to -11.69%
        2000 ...............    0.95% to 2.00%   4,035,275    16.55 to 16.92     68,033,571       0.00%     -22.63% to -16.96%(a)
        1999 ...............    0.95% to 1.70%     599,267    20.27 to 20.37     12,202,524       0.00%     102.71% to 103.72%(a)(b)

     Initial Funding by Depositor
        2000 ...............        0.00%          100,000        17.19           1,718,630       0.00%         -16.17%
        1999 ...............        0.00%          100,000        20.50           2,050,126       0.00%         103.72%       (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2003 ...............    1.50% to 2.60%     206,299     9.49 to  9.31      1,946,808       0.00%      32.05% to  30.58%
        2002 ...............    1.50% to 2.60%      62,244     7.13 to  7.18        446,027       0.00%     -28.70% to -28.16%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ...............    0.95% to 2.85%  20,424,000    18.73 to 17.52    437,227,841       0.00%      55.37% to  52.38%
        2002 ...............    0.95% to 2.40%  20,923,018     9.81 to 16.47    287,510,313       0.01%     -29.29% to -27.86%
        2001 ...............    0.95% to 2.25%  20,396,752    13.77 to 22.87    383,267,849       0.04%      24.96% to  27.05%
        2000 ...............    0.95% to 1.90%   9,836,911    12.77 to 18.03    139,794,131       0.00%       9.21% to  10.86%
        1999 ...............    0.95% to 1.70%   5,606,042    11.70 to 16.39     68,966,902       0.00%      16.97% to  26.62%(a)

     Gartmore GVIT Small Cap Value Fund - Class II
        2003 ...............    1.50% to 2.60%     271,345    10.95 to 10.75      2,957,361       0.00%      54.10% to  52.39%
        2002 ...............    1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%     -29.47% to -28.93%(a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2003 ...............    0.95% to 2.70%  18,060,444    15.64 to 15.07    310,330,135       0.00%      39.67% to  37.22%
        2002 ...............    0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%     -19.60% to -18.11%
        2001 ...............    0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%      -9.27% to  -7.60%
        2000 ...............    0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%       0.42% to   7.87%(a)
        1999 ...............    0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%      41.15% to  42.65%(a)

     Gartmore GVIT Small Company Fund - Class II
        2003 ...............    1.50% to 2.60%     389,998    10.83 to 10.63      4,200,161       0.00%      38.51% to  36.96%
        2002 ...............    1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%     -22.38% to -21.79%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ...............    0.95% to 2.35%     559,208     3.23 to  2.86      1,760,628       0.00%      49.53% to  47.37%
        2002 ...............    0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%     -44.37% to -43.40%
        2001 ...............    0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%     -40.83% to -39.61%
        2000 ...............    0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%     -36.87% to -36.70%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ...............    0.95% to 2.45%     471,588    11.19 to 10.90      5,254,060       0.00%      49.05% to  46.81%
        2002 ...............    0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%     -25.70% to -24.94%(a)(b)

                               Contract                                                     Investment
                               Expense                        Unit           Contract         Income           Total
                                Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2003 ............        1.25%             575   $     12.26        $      7,047       0.00%           50.24%

     Gartmore GVIT U.S.Growth Leaders Fund - Class III
        2003 ............   0.95% to 2.60%   3,766,233    11.34 to 10.98      42,432,617       0.00%      50.95% to  48.44%
        2002 ............   0.95% to 2.60%     525,137     7.40 to  7.51       3,932,114       0.00%     -26.04% to -24.87%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2003 ............   0.95% to 2.60%  13,033,009    13.13 to 12.00     169,204,066       5.36%      11.05% to   9.20%
        2002 ............   0.95% to 2.60%  13,884,968    10.89 to 11.96     163,062,295       5.45%       4.42% to   6.19%
        2001 ............   0.95% to 2.20%  11,028,888    10.39 to 11.29     122,424,789       5.69%       1.81% to   3.19%
        2000 ............   0.95% to 1.80%   8,741,582    10.27 to 10.97      94,348,851       6.46%       3.82% to   4.96%(b)
        1999 ............   0.95% to 1.65%   5,745,756    10.22 to 10.51      59,321,062       6.46%      -0.12% to   0.59%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ............   0.95% to 2.50%   2,305,470    10.01 to  7.76      23,018,222       0.00%      34.77% to  32.61%
        2002 ............   0.95% to 2.20%   3,092,482     5.54 to  7.63      22,647,345       1.21%     -27.44% to -26.10%
        2001 ............   0.95% to 2.20%   3,514,002     7.59 to 10.34      35,384,282       1.76%     -20.84% to -19.59%
        2000 ............   0.95% to 1.90%   3,553,915     9.62 to 12.87      44,601,063       0.91%     -13.89% to -11.79%(b)
        1999 ............   0.95% to 1.55%   2,562,069    14.25 to 14.85      37,100,378       0.33%      21.02% to  21.76%

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 ............   0.95% to 2.65%     430,617    13.60 to 13.45       5,839,397       0.00%      35.99% to  34.50%(a)(b)

     Janus AS - Balanced Portfolio - Service Shares
        2003 ............        1.25%           1,744         10.31              17,988       0.00%           3.14%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ............   0.95% to 2.70%  33,279,122     6.27 to  8.90     237,019,223       0.24%      19.09% to  16.98%
        2002 ............   0.95% to 2.25%  38,006,657     5.06 to  8.02     228,220,423       0.30%     -18.27% to -16.73%
        2001 ............   0.95% to 2.20%  45,531,568     6.17 to  9.68     331,633,875       0.87%     -23.91% to -22.58%
        2000 ............   0.95% to 2.00%  40,005,824     8.10 to 12.59     378,790,232       1.40%     -19.43% to -18.36%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 ............   0.95% to 2.40%   2,119,951    10.36 to 10.10      21,841,396       0.00%      45.74% to  43.58%
        2002 ............   0.95% to 2.25%   1,620,570     7.03 to  7.11      11,490,667       0.00%     -29.66% to -28.90%(a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 ............   0.95% to 2.45%  18,787,902     3.44 to  3.21      63,696,571       0.00%      45.08% to  42.82%
        2002 ............   0.95% to 2.20%  24,072,809     2.25 to  2.37      56,417,204       0.00%     -42.53% to -41.49%
        2001 ............   0.95% to 2.20%  37,284,126     3.91 to  4.05     149,944,155       0.59%     -39.16% to -37.92%
        2000 ............   0.95% to 2.00%  34,729,247     6.43 to  6.52     226,058,716       1.21%     -35.68% to -34.75%(a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 ............   0.95% to 2.50%   4,987,992    10.34 to 10.06      51,293,210       0.97%      33.27% to  31.14%
        2002 ............   0.95% to 2.20%   3,951,071     7.67 to  7.76      30,585,952       0.39%     -23.27% to -22.41%(a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 ............   0.95% to 2.50%  17,681,761     6.09 to  9.98     126,313,887       0.90%      33.26% to  31.12%
        2002 ............   0.95% to 2.25%  22,978,097     4.40 to  7.95     123,326,217       0.59%     -27.71% to -26.46%
        2001 ............   0.95% to 2.25%  33,201,893     6.06 to 10.88     243,618,255       0.69%     -25.52% to -24.16%
        2000 ............   0.95% to 2.00%  29,890,055     8.13 to 14.44     290,088,960       7.16%     -19.01% to -17.99%(a)(b)

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
        2003 ............   0.95% to 2.35%      93,176    12.22 to 12.11       1,136,918       0.15%      22.24% to  21.13%(a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2003 ............   1.50% to 2.60%     428,276     9.55 to  9.37       4,067,064       0.00%      34.56% to  33.06%
        2002 ............   1.50% to 2.60%     187,101     7.04 to  7.10       1,324,318       0.00%     -29.57% to -29.04%(a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2003 ............   1.50% to 2.60%     205,441     9.81 to  9.63       2,004,511       0.00%      31.43% to  29.97%
        2002 ............   1.50% to 2.50%      55,031     7.42 to  7.47         409,770       0.00%     -25.83% to -25.32%(a)(b)

     MFS(R) VIT - Value Series - Service Class
        2003 ............   1.50% to 2.60%     330,815    10.22 to 10.03       3,360,300       0.17%      22.84% to  21.47%
        2002 ............   1.50% to 2.60%     126,768     8.25 to  8.32       1,052,083       0.00%     -17.45% to -16.83%(a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%     131,193    12.01 to 11.87       1,578,632       0.00%      23.19% to  21.81%
        2002 ............   1.50% to 2.60%      33,884     9.75 to  9.82         331,753       0.00%      -2.53% to  -1.80%(a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%      48,070    20.43 to 20.05         974,606       0.00%      87.75% to  85.66%
        2002 ............   1.50% to 2.60%      10,974    10.80 to 10.88         118,987       0.00%       7.98% to   8.80%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                        Unit            Contract       Income            Total
                                Rate*          Units        Fair Value     Owners' Equity      Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003.............   0.95% to 2.40%   8,232,006   $14.49 to  9.47    $111,415,197       0.86%      30.51% to  28.56%
        2002.............   0.95% to 2.25%   8,581,564     6.81 to 11.10      89,348,086       0.74%     -28.20% to -27.15%
        2001.............   0.95% to 2.25%   8,329,535     9.47 to 15.24     120,350,763       0.40%      -3.80% to  -2.45%
        2000.............   0.95% to 1.80%   5,437,338     9.89 to 15.62      82,601,518       0.48%      -0.68% to   1.70%(b)
        1999.............   0.95% to 1.70%   4,217,877     9.97 to 15.60      64,797,337       0.28%      -0.31% to  13.84%(a)

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
        2003.............   0.95% to 2.20%   2,341,639     10.04 to 9.95      23,684,746       7.44%       0.36% to  -0.49%(a)(b)

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003.............   0.95% to 2.65%  13,310,419    14.95 to  8.41     177,287,825       0.00%      26.86% to  24.63%
        2002.............   0.95% to 2.25%  13,997,826     4.21 to 11.78     147,934,257       0.00%     -31.31% to -30.01%
        2001.............   0.95% to 2.25%  16,244,793     6.09 to 16.84     248,709,387       0.00%     -26.64% to -25.37%
        2000.............   0.95% to 2.00%  13,579,156    13.50 to 22.56     285,075,146       0.00%     -17.27% to  -8.34%(a)
        1999.............   0.95% to 1.70%   4,329,553    15.26 to 24.61     104,083,996       0.00%      51.35% to  52.64%(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2003.............   0.95% to 2.40%  10,120,850    10.74 to  9.49     112,336,089       0.00%      33.81% to  31.83%
        2002.............   0.95% to 2.20%   9,838,338     6.58 to  9.04      81,171,261       0.59%     -25.98% to -24.86%
        2001.............   0.95% to 2.20%  10,900,243     8.87 to 12.05     119,317,746       0.37%      -5.14% to  -3.76%
        2000.............   0.95% to 1.90%  10,654,857     9.41 to 12.54     120,163,492       0.74%      -1.00% to   1.08%(b)
        1999.............   0.95% to 1.70%  11,409,549     9.50 to 12.59     127,598,105       1.12%      -4.95% to   6.35%(a)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  18,042,331    10.28 to  8.70     201,857,509       0.00%      24.40% to  22.18%
        2002.............   0.95% to 2.25%  18,771,046     6.60 to 10.21     168,831,018       0.68%     -29.85% to -28.48%
        2001.............   0.95% to 2.20%  22,119,714     9.35 to 14.29     277,146,600       0.94%     -33.27% to -31.93%
        2000.............   0.95% to 1.95%  22,357,402    14.00 to 21.03     407,410,310       0.00%     -23.80% to -12.08%(a)
        1999.............   0.95% to 1.75%   7,360,964    16.07 to 23.95     147,333,356       0.00%      60.65% to  81.86%(a)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  34,255,234    13.62 to 10.07     474,551,297       0.37%      29.70% to  27.39%
        2002.............   0.95% to 2.25%  34,239,324     5.94 to 11.45     366,481,742       0.60%     -28.93% to -27.55%
        2001.............   0.95% to 2.25%  33,328,767     8.31 to 15.83     493,623,497       0.59%     -15.02% to -13.41%
        2000.............   0.95% to 1.95%  25,624,577    12.49 to 18.31     437,642,495       0.10%      -2.74% to  -1.17%(a)
        1999.............   0.95% to 1.80%  10,136,550    12.75 to 18.56     172,841,600       0.18%      27.51% to  40.31%(a)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2003.............   1.50% to 2.60%     724,583    10.10 to  9.91       7,279,334       0.28%      28.73% to  27.29%
        2002.............   1.50% to 2.60%     357,291     7.79 to  7.85       2,797,449       0.00%     -22.12% to -21.53%(a)(b)

     Oppenheimer Global Securities Fund/VA - Class III
        2003.............   0.95% to 2.65%   7,189,189    14.26 to 14.11     102,340,129       0.00%      42.62% to  41.07%(a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003.............   0.95% to 2.85%  19,398,205     9.08 to 13.19     192,522,627       0.96%      41.66% to  38.92%
        2002.............   0.95% to 2.40%  26,384,682     6.19 to 10.02     185,709,706       0.48%     -24.41% to -22.88%
        2001.............   0.95% to 2.25%  15,482,090     8.13 to 13.06     144,367,444       0.48%     -14.49% to -12.88%
        2000.............   0.95% to 1.80%   4,293,663     9.48 to 15.07      46,647,108       0.00%      -5.30% to  -4.62%(a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
        2003.............   1.50% to 2.60%     655,617    10.83 to 10.62       7,054,981       0.70%      40.72% to  39.15%
        2002.............   1.50% to 2.60%     458,129     7.64 to  7.69       3,515,564       0.00%     -23.65% to -23.07%(a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003.............   0.95% to 2.65%  36,088,504    10.41 to  8.99     399,297,369       0.89%      25.52% to  23.34%
        2002.............   0.95% to 2.25%  35,365,474     6.25 to  9.56     311,700,007       0.76%     -21.00% to -19.57%
        2001.............   0.95% to 2.25%  35,201,321     7.87 to 11.91     385,779,153       0.52%     -12.45% to -11.02%
        2000.............   0.95% to 2.00%  27,040,315     9.64 to 13.40     330,463,265       0.28%     -10.51% to  -9.61%(a)(b)
        1999.............   0.95% to 1.80%  10,862,731    10.78 to 14.85     141,609,841       0.27%       7.77% to  20.55%(a)

     Oppenheimer Main Street(R) Fund/VA - Service Class
        2003.............   1.50% to 2.60%     853,327    10.02 to  9.83       8,506,949       0.76%      24.54% to  23.15%
        2002.............   1.50% to 2.60%     337,974     7.98 to  8.04       2,713,291       0.00%     -20.16% to -19.56%(a)(b)

     Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
        2003.............       1.25%              228         10.30               2,349       0.00%             3.03%     (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2003.............   1.50% to 2.60%     444,295    11.86 to 11.64       5,241,337       3.79%      15.40% to  14.11%
        2002.............   1.50% to 2.60%      88,463    10.20 to 10.27         906,399       0.00%       1.97% to   2.73%(a)(b)

                               Contract                                                     Investment
                               Expense                         Unit          Contract         Income           Total
                                Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Strong Opportunity Fund II, Inc.
        2003 ............   0.95% to 2.70%  21,393,485   $ 9.21 to 10.78    $206,907,437       0.08%      35.71% to  33.28%
        2002 ............   0.95% to 2.25%  21,318,993     6.56 to  8.50     151,933,095       0.45%     -28.86% to -27.51%
        2001 ............   0.95% to 2.25%  16,359,581     9.16 to 11.78     163,544,166       0.67%      -6.18% to  -4.62%
        2000 ............   0.95% to 1.75%   3,695,486     9.74 to 12.38      39,322,799       0.00%      -2.63% to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 ............   0.95% to 2.30%   4,165,438     9.38 to 15.97      51,636,455       0.18%      52.73% to  50.68%
        2002 ............   0.95% to 2.20%   4,715,758     6.11 to 13.42      38,558,378       0.22%      -5.21% to  -3.82%
        2001 ............   0.95% to 2.20%   5,140,281     6.36 to 13.97      43,776,940       0.00%      -4.43% to  -2.75%
        2000 ............   0.95% to 1.95%   3,907,642     6.55 to 14.39      32,283,680       0.00%     -43.76% to -42.42% (a)
        1999 ............   0.95% to 1.70%   2,765,675    11.38 to 25.03      34,675,770       0.00%      55.97% to  98.38%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 ............   0.95% to 2.55%   2,984,906     9.96 to 14.65      36,038,095       0.33%      43.70% to  41.41%
        2002 ............   0.95% to 2.20%   2,012,923     6.90 to 11.83      17,167,415       0.68%      -5.33% to  -3.76%
        2001 ............   0.95% to 1.90%   1,232,877     7.17 to 12.32      11,026,142       0.98%     -12.52% to -11.30%
        2000 ............   0.95% to 1.85%   1,025,479     8.09 to 13.92       9,748,397       0.88%       7.96% to  10.35% (a)
        1999 ............   0.95% to 1.70%     823,965     7.34 to 12.65       6,781,017       0.74%      -0.13% to  19.85% (a)

     Van Kampen LIT - Comstock Portfolio - Class II
        2003 ............   1.50% to 2.60%   1,531,792    10.36 to 10.17      15,774,769       0.63%      28.81% to  27.37%
        2002 ............   1.50% to 2.60%     573,556     7.99 to  8.05       4,601,870       0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2003 ............   1.50% to 2.60%     301,195     9.09 to  8.92       2,720,109       0.00%      25.13% to  23.74%
        2002 ............   1.50% to 2.60%     124,303     7.21 to  7.26         900,847       0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
        2003 ............   1.50% to 2.05%      14,916    10.11 to 10.08         150,667       0.07%       1.13% to   0.76% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ............   0.95% to 2.45%   3,277,139    15.62 to 20.57      63,486,350       0.00%      26.65% to  24.83%
        2002 ............   0.95% to 2.25%   2,957,540    12.27 to 18.89      45,084,271       9.57%       6.64% to   8.18%
        2001 ............   0.95% to 2.20%   1,489,717    11.36 to 17.49      20,064,521       9.54%       7.59% to   9.05%
        2000 ............   0.95% to 1.80%   1,404,273    10.42 to 16.06      17,291,284      14.68%       9.39% to  10.33%
        1999 ............   0.95% to 1.65%     665,923     9.46 to 14.58       6,712,494      15.87%      27.24% to  28.15%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 ............   0.95% to 2.25%   3,202,235     5.79 to  8.02      20,243,245       0.00%      40.42% to  38.56%
        2002 ............   0.95% to 2.20%   2,485,863     3.98 to  5.95      11,023,512       0.00%     -32.82% to -31.81%
        2001 ............   0.95% to 2.20%   2,212,771     5.92 to  8.78      15,015,187       0.00%     -31.07% to -29.99%
        2000 ............   0.95% to 1.80%     829,289     8.59 to 12.63       7,776,467       0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S.Real Estate Portfolio - Class A
        2003 ............   0.95% to 2.85%  13,455,607    16.00 to 16.69     229,964,262       0.00%      36.21% to  33.66%
        2002 ............   0.95% to 2.60%  12,444,223    11.69 to 13.80     156,001,009       3.80%      -3.58% to  -1.73%
        2001 ............   0.95% to 2.25%   7,976,411    11.90 to 14.08     101,307,071       4.43%       6.99% to   8.79%
        2000 ............   0.95% to 1.85%   5,684,629    10.95 to 12.97      65,598,414      30.00%       3.80% to  23.30% (a)(b)
        1999 ............   0.95% to 1.75%   2,410,127     8.64 to 10.25      21,151,808       6.01%      -9.90% to  -4.29% (a)

     Victory VIF - Diversified Stock Fund Class A Shares
        2003 ............   0.95% to 2.15%   1,957,002     9.99 to  9.40      19,073,759       0.34%      33.69% to  32.05%
        2002 ............   0.95% to 1.70%   1,999,385     7.12 to  7.47      14,643,829       0.57%     -25.15% to -24.17%
        2001 ............   0.95% to 1.85%   1,904,812     9.47 to  9.85      18,485,547       0.45%      -2.00% to  -0.64%
        2000 ............   0.95% to 1.70%   1,212,730     9.69 to  9.91      11,900,334       0.88%      -2.76% to  -0.86% (b)
        1999 ............   1.20% to 1.65%     300,753    10.04 to 10.06       3,025,490       0.69%       0.37% to   0.60% (a)(b)

      Initial Funding by Depositor
        2003 ............        0.00%         100,000         10.37           1,037,146       0.34%           34.97%
        2002 ............        0.00%         100,000          7.68             768,437       0.57%          -23.00%
        2001 ............        0.00%         100,000         10.04           1,003,746       0.45%            0.32%
        2000 ............        0.00%         100,000         10.01           1,000,543       0.88%           -1.14%
        1999 ............        0.00%         100,000         10.12           1,012,089       0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A Shares
        2003 ............   1.20% to 1.65%      65,051    12.32 to 12.07         801,000       1.81%      -0.34% to  -0.80%
        2002 ............   1.20% to 1.65%      76,741    12.17 to 12.36         948,193       3.93%       7.40% to   7.89%
        2001 ............   1.20% to 1.65%      99,584    11.33 to 11.46       1,140,757       4.71%       4.72% to   5.20%
        2000 ............   1.20% to 1.65%     105,233    10.82 to 10.89       1,146,117       6.15%       9.20% to   9.70%
        1999 ............   1.20% to 1.65%      73,535     9.91 to  9.93         730,246       3.59%      -0.91% to  -0.69% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                              Contract                                                      Investment
                              Expense                          Unit           Contract        Income           Total
                               Rate*           Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Initial Funding by Depositor
        2003 ............        0.00%         100,000   $    13.05         $  1,304,876      1.81%             0.87%
        2002 ............        0.00%         100,000        12.94            1,293,627      3.98%             9.00%
        2001 ............        0.00%         100,000        11.85            1,184,653      4.71%             6.49%
        2000 ............        0.00%         100,000        11.12            1,112,472      6.15%            11.02%
        1999 ............        0.00%         100,000        10.02            1,002,086      3.59%            -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
        2003 ............   0.95% to 2.05%     139,791    12.75 to 12.77       1,823,390      0.03%       29.46% to  28.04%
        2002 ............   0.95% to 1.65%     146,933     9.79 to 10.27       1,487,367      0.26%       -7.10% to  -6.05%
        2001 ............   0.95% to 1.70%     141,148    10.45 to 10.96       1,534,718      0.26%       -8.22% to  -7.11%
        2000 ............   0.95% to 1.70%      95,770    11.28 to 11.83       1,128,678      0.55%       11.96% to  19.53%
        1999 ............   1.20% to 1.65%      37,943     9.87 to  9.90         375,489      0.95%       -1.26% to  -1.03%(a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%         100,000        14.00            1,400,366      0.03%            30.70%
        2002 ............        0.00%         100,000        10.71            1,071,462      0.26%            -5.00%
        2001 ............        0.00%         100,000        11.30            1,129,641      0.26%            -6.21%
        2000 ............        0.00%         100,000        12.04            1,204,437      0.55%            20.97%
        1999 ............        0.00%         100,000         9.96              995,651      0.95%            -0.43%

     W & R Target Funds - Asset Strategy Portfolio
        2003 ............   0.95% to 2.50%  11,476,467    10.46 to  9.79     118,673,742      1.31%       10.42% to   8.76%
        2002 ............   0.95% to 2.25%   8,461,395     9.00 to  9.47      79,519,856      2.02%        0.75% to   2.30%
        2001 ............   0.95% to 2.10%   4,760,507     8.93 to  9.26      43,898,837      4.60%      -12.00% to -10.33%(b)
        2000 ............   0.95% to 1.40%       1,854    10.38 to 10.38          19,241      0.00%        3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
        2003 ............   0.95% to 2.40%   8,746,952    10.21 to  9.77      88,346,309      0.78%       17.96% to  16.30%
        2002 ............   0.95% to 2.25%   6,794,609     8.29 to  8.65      58,373,099      2.08%      -10.59% to  -9.28%
        2001 ............   0.95% to 2.10%   4,847,216     9.28 to  9.54      46,069,854      4.84%       -8.17% to  -6.84%
        2000 ............        0.95%             476         10.24               4,873      0.00%             2.37%     (a)(b)

     W & R Target Funds - Bond Portfolio
        2003 ............   0.95% to 2.50%   8,824,865    12.13 to 11.24     105,941,161      4.68%        3.19% to   1.66%
        2002 ............   0.95% to 2.25%   8,643,298    11.06 to 11.75     100,850,579      5.30%        6.34% to   7.94%
        2001 ............   0.95% to 2.10%   5,069,211    10.40 to 10.89      54,987,972      9.19%        3.96% to   6.45%(a)
        2000 ............        0.95%           1,184         10.23              12,107      0.00%             2.25%     (a)(b)

     W & R Target Funds - Core Equity Portfolio
        2003 ............   0.95% to 2.50%  31,339,819     7.77 to  7.43     240,491,705      0.79%       16.15% to  14.36%
        2002 ............   0.95% to 2.25%  28,039,884     6.48 to  6.69     185,915,974      0.59%      -23.62% to -22.38%
        2001 ............   0.95% to 2.10%  21,221,006     8.48 to  8.61     182,011,050      0.45%      -16.96% to -14.59%(b)
        2000 ............   0.95% to 1.40%       1,978    10.21 to 10.22          20,210      0.00%        2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
        2003 ............   0.95% to 2.50%  37,406,072     8.16 to  7.98     301,609,039      0.00%       21.89% to  20.02%
        2002 ............   0.95% to 2.25%  27,861,661     6.49 to  6.71     185,008,498      0.01%      -23.28% to -22.05%
        2001 ............   0.95% to 2.10%  20,170,887     8.45 to  8.71     172,511,745      1.74%      -16.41% to -12.95%(b)
        2000 ............   0.95% to 1.40%       1,408    10.12 to 10.12          14,250      0.00%        1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
        2003 ............   0.95% to 2.45%   5,707,409    12.54 to 11.99      70,865,343      8.31%       18.60% to  16.91%
        2002 ............   0.95% to 2.25%   4,689,184    10.21 to 10.57      49,233,726      9.88%       -4.28% to  -2.95%
        2001 ............   0.95% to 2.10%   2,785,585    10.68 to 10.90      30,247,046     18.27%        6.74% to   8.14%

     W & R Target Funds - International Portfolio
        2003 ............   0.95% to 2.45%   7,134,038     7.84 to  7.48      55,194,400      1.70%       23.71% to  21.87%
        2002 ............   0.95% to 2.25%   5,665,413     6.10 to  6.34      35,568,274      0.51%      -20.07% to -18.93%
        2001 ............   0.95% to 1.95%   3,898,537     7.70 to  7.82      30,328,901      8.48%      -24.04% to -22.98%
        2000 ............        0.95%             258         10.15               2,618      0.00%             1.47%     (a)(b)

     W & R Target Funds - Limited-Term Bond Portfolio
        2003 ............   0.95% to 2.45%   3,743,944    11.70 to 11.19      43,351,583      3.65%        2.18% to   0.70%
        2002 ............   0.95% to 2.25%   1,955,961    10.95 to 11.46      22,241,784      3.73%        3.03% to   4.43%
        2001 ............   0.95% to 1.85%     484,968    10.82 to 10.97       5,299,679      7.25%        6.78% to   8.17%

                               Contract                                                      Investment
                                Expense                        Unit            Contract        Income           Total
                                Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   ---------------   ----------   -----------------
     W & R Target Funds - Money Market Portfolio
        2003 ............   0.95% to 2.30%   2,707,827   $10.28 to  9.87   $    27,477,578      0.60%      -0.44% to  -1.74%
        2002 ............   0.95% to 2.10%   3,366,596    10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
        2001 ............   0.95% to 1.85%   3,142,411    10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
        2003 ............   0.95% to 2.50%  11,425,184     8.24 to  8.54        92,939,816      0.00%      29.22% to  27.26%
        2002 ............   0.95% to 2.25%   8,398,696     6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
        2001 ............   0.95% to 2.10%   5,720,321     8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
        2000 ............   0.95% to 1.40%         607     9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
        2003 ............   0.95% to 2.50%  13,190,389    10.20 to 10.11       132,974,855      0.00%      34.48% to  32.47%
        2002 ............   0.95% to 2.25%  11,801,501     7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
        2001 ............   0.95% to 2.10%   7,778,767     9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
        2000 ............       0.95%              265        10.08                  2,671      0.00%           0.79%      (a)(b)

     W & R Target Funds - Value Portfolio
        2003 ............   0.95% to 2.45%   9,899,433    10.86 to 10.44       106,447,898      0.65%      23.92% to  22.11%
        2002 ............   0.95% to 2.25%   6,694,479     8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
        2001 ............   0.95% to 2.10%   3,616,179    10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                           ---------------

     2003 Reserves for annuity contracts in payout phase:...............        47,547,289
                                                                           ---------------
     2003 Contract owners' equity.......................................   $14,967,347,100
                                                                           ===============
     2002 Reserves for annuity contracts in payout phase:...............        23,780,019
                                                                           ---------------
     2002 Contract owners' equity.......................................   $11,867,051,526
                                                                           ===============
     2001 Reserves for annuity contracts in payout phase:...............        16,381,840
                                                                           ---------------
     2001 Contract owners' equity.......................................   $12,948,274,792
                                                                           ===============
     2000 Reserves for annuity contracts in payout phase:...............         6,547,280
                                                                           ---------------
     2000 Contract owners' equity.......................................   $10,938,492,289
                                                                           ===============
     1999 Reserves for annuity contracts in payout phase:...............            17,086
                                                                           ---------------
     1999 Contract owners' equity.......................................   $ 6,530,166,060
                                                                           ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                           Nationwide Variable Account-9:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                               Statements of Operations for the year ended
                               December 31, 2003.

                               Statements of Contract Owners' Equity for the years ended December 31, 2003 and 2002.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 2003 and 2002.

                               Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (7)   Not Applicable

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         Arden L. Shisler, Director and Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Mark R. Thresher, President and Chief Operating Officer-Elect and Chief
            Financial Officer
         Patricia R. Hatler, Executive Vice President, General Counsel and
            Secretary
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
            Investment Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         J. Stephen Blaine, Senior Vice President-Chief Strategy Officer
         David A. Diamond, Senior Vice President
         Dennis P. Drent, Senior Vice President-Internal Audits
         Peter A. Golato, Senior Vice President
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-NI Finance
         David K. Hollingsworth, Senior Vice President-President-Nationwide
            Insurance Sales
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
         M. Eileen Kennedy, Senior Vice President-NF Finance
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
         Gary D. McMahan, Senior Vice President
         Duane C. Meek, Senior Vice President
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark D. Phelan, Senior Vice President-Technology and Operations
         John S. Skubik, Senior Vice President-Consumer Finance
         Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
             Urban Market Operations
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
         Susan A. Wolken, Senior Vice President-Product Management and
            Nationwide Financial Marketing
         James G. Brocksmith, Jr., Director
         Keith W. Eckel, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Joseph A. Alutto, Director
         Donald L. McWhorter, Director
         Arden L. Shisler, Director
         Alex Shumate, Director
         Lydia M. Marshall, Director
         David O. Miller, Director
         Martha J. Miller de Lombera, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza,
         Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed
          ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          **** Other subsidiaries

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2004

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  115,819   |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2004


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2004

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:   189,595  Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |BRANCH-65%                     |
|   |NGH-100%                       |   |   |NW Corp.-35%                   |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
    |                               |   |___|                               |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |NGH-48.99%                     |   |   |                               |
    ---------------------------------   |   |LUX SA-100%                    |
                                        |   ---------------------------------
                                        |
                                        |
                                        |
                                        |   ---------------------------------
                                        |   |   NATIONWIDE GLOBAL HOLDINGS  |
                                        |   |   -NGH BRASIL PARTICIPACOES,  |
                                        |   |       LTDA (NGH BRASIL)       |
                                        |___|                               |
                                        |   |        Shares                 |
                                        |   |        ------                 |___
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |LUX SA 6,164,899               |
                                        |   |NGH    1                       |
                                        |   ---------------------------------
                                        |                   |
                                        |                   |
                                        |   ---------------------------------
                                        |   |  NATIONWIDE MARITIMA VIDA e   |
                                        |   |       PREVIDENCIA SA          |
                                        |   |                               |
                                        |   |Common Stock:  134,822,225     |
                                        |   |------------   Shares          |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line

                                        March 31, 2004

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   | (CAP PRO)                 |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPA)            |
|__|                            | |__| Common Stock: 5,000 Shares     |     |                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |                                         |                           |
|  |                            | |  |                                |     |                           |
|  |TGN-100%                    | |  |                                |     | CAP PRO-100%              |
|  ------------------------------ |  | NW Life-100%                   |     -----------------------------
|                                 |  ----------------------------------                    |
|  ------------------------------ |                                         -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------     |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |     |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       |     |                           |
|  |                            | |  |                                |     |                           |
|  |                            | |  | NW LIFE-100%                   |     |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |TGN-100%                    | |  ----------------------------------     | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |     -----------------------------
|                                 |  |                                |                    |
|  ------------------------------ |  | Units:                         |     -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |     |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |     |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |     |                           |
|__|                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        |     |                           |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |     | CPAI-100%                 |
|  ------------------------------ |  |                                |     -----------------------------
|                                 |--| Units:                         |                    |
|  ------------------------------ |  | -----                          |     -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |     |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |     |       SERVICES , INC.     |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|__|                            | |  ----------------------------------     |                           |
   |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
   |                            | |  |         HOUSING, LLC           |     |                           |
   |TGN-100%                    | |--|                                |     | CPAI-100%                 |
   ------------------------------    | NW Life-45%                    |     -----------------------------
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2004

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               |  |                           |  |
                               |  | AMH - 99.99%              |  |
                               |  | GNL - .01%                |  |
                               |   ---------------------------   |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-100                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2004

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 581 and 346, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER
(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VLI Separate Account-2
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-5
    Nationwide Variable Account-7                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b)  Directors and Officers of NISC:

Mark R. Thresher, Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Rhodes B. Baker, President
William G. Goslee, Senior Vice President
M. Eileen Kennedy, Senior Vice President and Treasurer
Thomas E. Barnes, Vice President and Secretary
Kevin S. Crossett, Vice President
Carol L. Dove, Vice President and Assistant Treasurer
Trey Rouse, Vice President
Peter R. Salvator, Vice President
Barbara J. Shane, Vice President-Compliance Officer
Karen R. Tackett, Vice President
Alan A. Todryk, Vice President-Taxation
Glenn W. Soden, Associate Vice President and Assistant Secretary
Dina A. Tantra, Assistant Secretary
Mark D. Maxwell, Assistant Secretary
E. Gary Berndt, Assistant Treasurer

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:

One Nationwide Plaza,
Columbus, Ohio 43215

(c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports for Nationwide Variable Account-9 dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-79327). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP
Columbus, Ohio
April 30, 2004

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, NATIONWIDE VARIABLE ACCOUNT-9 and NATIONWIDE LIFE INSURANCE COMPANY certify that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 20th day of August, 2004.


                 NATIONWIDE VARIABLE ACCOUNT-9
 ---------------------------------------------------------------
                       (Registrant)

                NATIONWIDE LIFE INSURANCE COMPANY
 ---------------------------------------------------------------
                        (Depositor)

                     By/s/ JAMIE RUFF CASTO
 ---------------------------------------------------------------
                       Jamie Ruff Casto, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of August, 2004.




W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                          By /s/               JAMIE RUFF CASTO
                                                                          ------------------------------------------------------
                                                                                            Jamie Ruff Casto
                                                                                            Attorney-in-Fact
